Registration No. 333-103202
                                                    Registration No. 811-04335
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 8                               [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 46                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                               SEPARATE ACCOUNT FP
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                              Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                           -------------------------

         Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On April 30, 2008 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account FP.

Survivorship Incentive Life(SM)

A flexible premium "second to die" variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.


PROSPECTUS DATED MAY 1, 2008


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This prospectus describes your rights and obligations under a Survivorship
Incentive Life(SM) policy, but is not the policy itself. The policy is the actual contract between you and AXA Equitable. This prospectus provides a description of all material provisions of the policy. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


The policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


WHAT IS SURVIVORSHIP INCENTIVE LIFE(SM)?

Survivorship Incentive Life(SM) is issued by AXA Equitable. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:




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Variable investment options
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o AXA Aggressive Allocation(1)          o EQ/International Core PLUS(2)
o AXA Conservative Allocation(1)        o EQ/International Growth
o AXA Conservative-Plus Allocation(1)   o EQ/JPMorgan Core Bond
o AXA Moderate Allocation(1)            o EQ/JPMorgan Value Opportunities
o AXA Moderate-Plus Allocation(1)       o EQ/Large Cap Core PLUS(3)
o EQ/AllianceBernstein Common Stock     o EQ/Large Cap Growth PLUS(4)
o EQ/AllianceBernstein Intermediate     o EQ/Legg Mason Value Equity
   Government Securities                o EQ/Long Term Bond
o EQ/AllianceBernstein International    o EQ/Lord Abbett Growth and Income
o EQ/AllianceBernstein Large Cap        o EQ/Lord Abbett Large Cap Core
   Growth                               o EQ/Lord Abbett Mid Cap Value
o EQ/AllianceBernstein Quality Bond     o EQ/Marsico Focus
o EQ/AllianceBernstein Small Cap        o EQ/Mid Cap Value PLUS(5)
  Growth                                o EQ/Money Market
o EQ/AllianceBernstein Value            o EQ/Montag & Caldwell Growth
o EQ/Ariel Appreciation II              o EQ/PIMCO Real Return
o EQ/AXA Rosenberg Value Long/Short     o EQ/Short Duration Bond
   Equity                               o EQ/Small Company Index
o EQ/BlackRock Basic Value Equity       o EQ/T. Rowe Price Growth Stock
o EQ/BlackRock International Value      o EQ/UBS Growth and Income
o EQ/Boston Advisors Equity Income      o EQ/Van Kampen Comstock
o EQ/Calvert Socially Responsible       o EQ/Van Kampen Emerging Markets
o EQ/Capital Guardian Growth                 Equity
o EQ/Capital Guardian Research          o EQ/Van Kampen Mid Cap Growth
o EQ/Caywood-Scholl High Yield Bond     o EQ/Van Kampen Real Estate
o EQ/Equity 500 Index                   o Multimanager Aggressive Equity
o EQ/Evergreen International Bond       o Multimanager Core Bond
o EQ/Evergreen Omega                    o Multimanager Health Care
o EQ/FI Mid Cap                         o Multimanager High Yield
o EQ/GAMCO Mergers and Acquisitions     o Multimanager International Equity
o EQ/GAMCO Small Company Value          o Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Variable investment options
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o Multimanager Large Cap Growth         o Multimanager Small Cap Growth
o Multimanager Large Cap Value          o Multimanager Small Cap Value
o Multimanager Mid Cap Growth           o Multimanager Technology
o Multimanager Mid Cap Value
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(1)  Also referred to as an "AXA Allocation investment option" in this prospectus.

(2) Formerly named "MarketPLUS International Core," effective on or about May 1, 2008.

(3)  Formerly named "MarketPLUS Large Cap Core." effective on or about May 1,
     2008.

(4) Formerly named "MarketPLUS Large Cap Growth," effective on or about May 1, 2008.

(5)  Formerly named "MarketPLUS Mid Cap Value," effective on or about May 1,
     2008.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"), which are mutual funds. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred, and the life insurance benefits we pay if the policy's surviving insured person dies will generally be income tax free.


OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) decrease the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the surviving insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Survivorship Incentive Life(SM) or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01926

                                                                          AA+ADL

Contents of this prospectus
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1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                 1
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How you can pay for and contribute to your policy                            1
The minimum amount of premiums you must pay                                  1
You can guarantee that your policy will not terminate
     before a certain date                                                   2
You can elect a "paid up" death benefit guarantee                            2
Investment options within your policy                                        3
About your life insurance benefit                                            3
You can decrease your insurance coverage                                     4
If one insured person dies                                                   4
Accessing your money                                                         5
Risks of investing in a policy                                               5


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2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                   6
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Tables of policy charges                                                     6
How we allocate charges among your investment options                       11
Changes in charges                                                          11


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3. WHO IS AXA EQUITABLE?                                                    12
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How to reach us                                                             12
About our Separate Account FP                                               13
Your voting privileges                                                      13


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4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                       14
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Portfolios of the Trusts                                                    14


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5. DETERMINING YOUR POLICY'S VALUE                                          18
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Your account value                                                          18


----------------------
"We," "our" and "us" refers to AXA Equitable. "Financial professional" means the registered representative who is offering you this policy.

Unless the application for a policy provides otherwise, the insured persons jointly own the policy. If one dies, the surviving insured person becomes the sole owner. While a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we address the reader of this prospectus with words such as "you" and your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Survivorship Incentive Life(SM) anywhere such " offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.


i  Contents of this prospectus

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6. TRANSFERRING YOUR MONEY AMONG OUR
     INVESTMENT OPTIONS                                                     19
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Transfers you can make                                                      19
How to make transfers                                                       19
Our automatic transfer service                                              19
Our asset rebalancing service                                               19

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7. ACCESSING YOUR MONEY                                                     21
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Borrowing from your policy                                                  21
Making withdrawals from your policy                                         21
Surrendering your policy for its net cash
  surrender value                                                           22
Your option to receive a terminal illness living benefit                    22

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8. TAX INFORMATION                                                          23
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Basic tax treatment for you and your beneficiary                            23
Tax treatment of distributions to you (loans, partial
   withdrawals, and full surrender)                                         23
Tax treatment of living benefits proceeds                                   24
Effect of policy splits                                                     24
Business and employer owned policies                                        24
Requirement that we diversify investments                                   25
Estate, gift, and generation-skipping taxes                                 25
Split-dollar and other employee benefit programs                            25
ERISA                                                                       26
Our taxes                                                                   26
When we withhold taxes from distributions                                   26
Possibility of future tax changes and other tax information                 26

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9. MORE INFORMATION ABOUT POLICY FEATURES AND
     BENEFITS                                                               28
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Alternative higher death benefit in certain cases                           28
Guarantee premium test for no-lapse guarantees                              28
Paid up death benefit guarantee                                             29
Other benefits you can add by rider                                         29
Customer loyalty credit                                                     30
Variations among Survivorship Incentive Life(SM) policies                   30
Your options for receiving policy proceeds                                  31
Your right to cancel within a certain number of days                        31

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10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                           32
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Deducting policy charges                                                    32
Charges that the Trusts deduct                                              34

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11. MORE INFORMATION ABOUT PROCEDURES THAT
     APPLY TO YOUR POLICY                                                   35
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Dates and prices at which policy events occur                               35
Policy issuance                                                             35
Ways to make premium and loan payments                                      36
Assigning your policy                                                       36
Requirements for surrender requests                                         36
Gender-neutral policies                                                     37
Future policy exchanges                                                     37


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12. MORE INFORMATION ABOUT OTHER MATTERS                                    38

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About our general account                                                   38
Transfers of your account value                                             38
Telephone and Internet requests                                             39
Suicide and certain misstatements                                           39
When we pay policy proceeds                                                 39
Changes we can make                                                         40
Reports we will send you                                                    40
Distribution of the policies                                                40
Legal proceedings                                                           41


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13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
     FP AND AXA EQUITABLE                                                   43
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14. PERSONALIZED ILLUSTRATIONS                                              44
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Illustrations of policy benefits                                            44

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REQUESTING MORE INFORMATION
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Statement of Additional Information
     Table of contents


                                                 Contents of this prospectus  ii

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                          Page
   account value                            18
   Administrative Office                    12
   age                                      36
   Allocation Date                           3
   alternative death benefit                28
   amount at risk                           33
   anniversary                              35
   assign; assignment                       36
   automatic transfer service               19
   AXA Equitable                            12
   AXA Equitable Access Account             31
   AXA Financial, Inc.                      12
   AXA Premier VIP Trust                 cover
   basis                                    23
   beneficiary                              31
   business day                             35
   Cash Surrender Value                     40
   Code                                     23
   collateral                               21
   cost of insurance charge                 33
   cost of insurance rates                  33
   customer loyalty credit                  30
   day                                      35
   death benefit guarantee                   2
   default                                   1
   disruptive transfer activity             38
   enhanced death benefit guarantee          2
   EQ Advisors Trust                     cover
   face amount                               3
   grace period                              1
   guarantee premium                         2
   guaranteed interest option                3
   Guaranteed Interest Account               3
   Incentive Term rider                      4
   insured person                            i
   Internet                                 12
   Investment Funds                          3
   investment option                     cover
   issue date                               36
   lapse                                     i
   loan, loan interest                      21
   market timing                            38


                                          Page
   modified endowment contract              23
   month, year                              35
   monthly deduction                        11
   net cash surrender value                 22
   no-lapse guarantee                        2
   Option A, B                               3
   our                                       i
   owner                                     i
   paid up                                  23
   paid up death benefit guarantee           2
   partial withdrawal                       22
   payment option                           31
   planned periodic premium                  1
   policy                                cover
   Portfolio                             cover
   premium charge                            6
   premium payments                          1
   prospectus                            cover
   rebalancing                              19
   receive                                  35
   restore, restoration                      2
   riders                                    1
   SEC                                   cover
   Separate Account FP                      13
   state                                     i
   subaccount                               13
   Survivorship Incentive Life(SM)       cover
   surviving insured person                  i
   surrender                                22
   surrender charge                          6
   target premium                            7
   transfers                                19
   Trusts                                cover
   units                                    18
   unit values                              18
   us                                        i
   variable investment option            cover
   we                                        i
   withdrawal                               21
   you, your                                 i


iii  An index of key words and phrases

1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Survivorship Incentive Life(SM) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured persons. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase a Survivorship Incentive Life(SM) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Survivorship Incentive Life(SM) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Survivorship Incentive Life(SM) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

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You can generally pay premiums at such times and in such amounts as you like.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. If your premium payments exceed certain amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy's account value is high enough that the "alternative higher death benefit" discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured persons provide us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough "net cash surrender value" to pay your policy's monthly charges when due unless:

o you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below) or

o you have elected the "paid up" death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see "You can elect a `paid up' death benefit guarantee" below).

("Net cash surrender value" is explained under "Surrendering your policy for its net cash surrender value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy, which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct or (ii) to maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


                    Risk/benefit summary: Policy features, benefits and risks  1

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination and no insured person may have died since that date. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us; and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover (i) total monthly deductions for 3 months, calculated from the effective date of restoration; (ii) any excess of the applicable surrender charge on the date of restoration over the surrender charge that was deducted on the date of default; and (iii) the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.


YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have three options for how long the guarantee will last. One of these options is discussed below under "Enhanced death benefit guarantee." The other two guarantee "options" are as follows:

(1) a guarantee for the first 5 years of your policy (the policy calls this the "no-lapse guarantee")

                                    -- or --

(2) a guarantee until the younger insured reaches age 70, but in no case less than 10 years (the policy calls this the "death benefit guarantee"). If your policy is issued with the Incentive Term rider, this guarantee is not available. See the Incentive Term rider section under "Other benefits you can add by rider" later in this prospectus, for more information.

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no-lapse guarantees" under "More information about policy features and benefits" later in this prospectus), and you must not have any outstanding policy loans. Maintaining the "age 70/10 year" guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the 5-year guarantee.

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

ENHANCED DEATH BENEFIT GUARANTEE. On your application for a policy, you may elect an enhanced death benefit guarantee rider, that will guarantee your policy against termination for a longer period of time than either of the two guarantee options described above. If elected, a monthly charge of $0.02 per $1,000 of the policy's face amount is deducted from your account value for this guarantee. To elect this feature, all of your policy's account value must be allocated to our variable investment options.

While the enhanced death benefit guarantee is in effect, your policy will not lapse, even if your net cash surrender value is insufficient to pay a monthly deduction that has become due, as long as you do not have an outstanding loan (or you repay the loan within the 61-day grace period). This guarantee is available for the following periods:

(a) If you have always chosen death benefit Option A, as long as either insured person remains alive; or

(b) If you have ever selected death benefit Option B (even if you subsequently changed it to Option A), until the later of: (i) the policy anniversary nearest to when the younger insured person reaches (or would have reached) age 80 or (ii) the end of the 15th year of the policy.

This option is not available in all states or if your policy is issued with the Incentive Term rider.

If you have elected the enhanced death benefit guarantee, we test on each policy anniversary to see if the required premium (the enhanced death benefit "guarantee premium") has been paid. (The enhanced death benefit guarantee premium will be set forth on page 3 of your policy.) The required premium has been paid if the total of all premiums paid, less all withdrawals, is at least equal to the total of all enhanced death benefit guarantee premiums due to date. Unlike the test for the shorter duration guarantees discussed above, we do not compound these amounts using any hypothetical interest rate.

If the required premium has not been paid as of any policy anniversary, we will mail you a notice requesting that you send us the shortfall. If we do not receive this additional premium, the enhanced death benefit guarantee will terminate. The enhanced death benefit guarantee also will terminate if you request that we cancel it, or if you allocate any value to our guaranteed interest option. If the enhanced death benefit guarantee terminates, the related charge terminates, as well. Once terminated, this guarantee can never be reinstated or restored.


YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Under certain circumstances, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at anytime following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted amount" due to exercise of a living benefits rider, together with any then applicable surrender charge, exceeds your policy's account value or if (ii) you request us to terminate the election. For more information about the circumstances under which you can elect the paid-up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposi-


2 Risk/benefit summary: Policy features, benefits and risks tion of surrender charges upon such reduction), and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

We will initially put all unloaned amounts which you have allocated to variable investment options into our EQ/Money Market investment option. On the first business day following the twentieth day after your policy is issued (the "Allocation Date"), we will re-allocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer is a registered representative with a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT


YOUR POLICY'S FACE AMOUNT. In your application to buy a Survivorship Incentive Life(SM) policy, you tell us how much insurance coverage you want on the lives of the insured persons. We call this the "face amount" of the base policy. $200,000 is the smallest amount of coverage you can request.

If you are applying for $2.2 million or more of coverage, you should consider whether it would be to your advantage to take out some of your coverage under our Incentive Term rider. This rider generally provides fewer guarantees and lower charges. See "The Incentive Term rider" below.

--------------------------------------------------------------------------------
If both insured persons die, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. We also have options available for the manner in which we pay death benefits (see "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the surviving insured person dies is:

o Option A -- The policy's face amount on the date of the surviving insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                    -- or --

o Option B -- The face amount plus the policy's "account value" on the date of the surviving insured person's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." For more information on the alter-


                    Risk/benefit summary: Policy features, benefits and risks 3 native higher death benefit and for information on other adjustments to the death benefit, see "More information about policy features and benefits" later in this prospectus.

THE INCENTIVE TERM RIDER. The Incentive Term rider allows you to purchase additional coverage on the insured persons if the face amount of your base Survivorship Incentive Life(SM) policy is $2,000,000 or more. The minimum amount available is $200,000, and the maximum amount is equal to 80% of the total amount (which is the base policy face amount plus the face amount under the Incentive Term rider). Choosing term coverage under this rider in lieu of coverage under your base Survivorship Incentive Life(SM) policy can reduce your total charges. Our "cost of insurance" charges under the Incentive Term rider are currently lower than they are for coverage under the base policy, and this coverage does not have surrender charges. Also, the per $1,000 of face amount administrative charge does not apply to coverage under this rider. We reserve the right to raise the insurance rates for this rider at any time so that they could exceed the rates for the base policy. But rates for the term rider will not be raised above the maximum rates we are permitted to charge under your base policy.

If your policy is issued with an Incentive Term rider, the death benefit guarantee and the enhanced death benefit guarantee are not available. Further, the paid up death benefit guarantee is only available with respect to the base coverage. Therefore, if any of these death benefit guarantees is your priority, you should not take any coverage under the Incentive Term rider.

Except as noted in the next sentence, if you request a face amount decrease (or a partial withdrawal that results in a face amount decrease), we will adjust your base policy face amount and your Incentive Term rider face amount proportionately, so that the ratio between the two remains the same. However, to the extent that such a reduction of the base policy face amount would cause the face amount to fall below the minimum we are then requiring for new policies, we will make such reduction from the Incentive Term rider face amount only.

Any change in the death benefit option will not change the Incentive Term rider's face amount, unless the alternative death benefit is in effect. If it is, any change in your death benefit option will cause your Incentive Term rider's face amount to be automatically reduced as discussed below under "Change of death benefit option."

When the alternative death benefit becomes applicable, the death benefit under the base policy is increased and the death benefit under the Incentive Term rider is automatically reduced by the same amount (but not below zero).

Use of the Incentive Term rider instead of an equal amount of coverage under the base policy generally reduces commissions. Therefore, an agent may receive a higher commission for selling you a policy that does not include the Incentive Term rider.

See also "Tax information" later in this prospectus for certain possible tax consequences of face amount changes or adding or deleting riders.

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy; however, changes to option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached) age
80.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached) age 80.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option:

o We will determine the new face amount somewhat differently from the general procedures described above; and

o We will automatically reduce the face amount of any Incentive Term rider that you then have in effect (we discuss the Incentive Term rider above under "The Incentive Term rider").

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN DECREASE YOUR INSURANCE COVERAGE


You may request a decrease in your policy's face amount any time after the second year of your policy. The requested decrease must be at least $10,000. We can refuse any requested decrease. Please refer to "Tax information" for certain possible tax consequences of reducing the face amount.


You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount. If you reduce the face amount while the estate protector rider is in effect, the face amount of the rider generally will automatically decrease proportionately.

If you reduce the face amount during the first 15 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. The amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. The distribution may be taxable.

IF ONE INSURED PERSON DIES

Your policy requires you to send us proof of the death of the first insured person to die. This is because the necessary documentary proof may be difficult to locate following a long delay.


4  Risk/benefit summary: Policy features, benefits and risks

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o If the policy loan and any accrued loan interest either equals or exceeds the cash surrender value, your policy will terminate subject to the policy's Grace Period provision.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables below.

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


                    Risk/benefit summary: Policy features, benefits and risks  5

2. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------


TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount, transfer policy account value among investment options or the policy terminates without value at the end of a grace period. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insureds, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to each insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."



                                                         Transaction Fees
------------------------------------------------------------------------------------------------------------------------------------
Charge                       When charge is deducted                     Amount deducted
------------------------------------------------------------------------------------------------------------------------------------
Premium charge               From each premium                           8% of each premium payment.(1)
------------------------------------------------------------------------------------------------------------------------------------
Surrender (turning in) or    Upon surrender or upon                      Initial surrender charge per $1,000 of initial base
termination of your policy   termination without value at                policy face amount:(2)
during its first 15 years    the end of a grace period                   Highest: $10.32
                                                                         Lowest: $2.03
                                                                         Representative: $7.69(3)
------------------------------------------------------------------------------------------------------------------------------------
Request a decrease in your   Effective date of the decrease              A pro rata portion of the charge that would apply to a
policy's face amount                                                     full surrender at the time of the decrease.
------------------------------------------------------------------------------------------------------------------------------------
Transfers among              Upon transfer                               $25 per transfer.(4)
investment options
------------------------------------------------------------------------------------------------------------------------------------
Adding a living benefits     At the time of the transaction              $100 (if elected after policy issue)
rider
------------------------------------------------------------------------------------------------------------------------------------
Exercise of option to        At the time of the transaction              $250
receive a "living benefit"
------------------------------------------------------------------------------------------------------------------------------------




6 Risk/benefit summary: Charges and expenses you will pay

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
                          Periodic charges other than underlying trust portfolio operating expenses
------------------------------------------------------------------------------------------------------------------------------------
Charge                       When charge is deducted                    Amount Deducted
------------------------------------------------------------------------------------------------------------------------------------
Administrative charge(5)     Monthly                                    (1) Policy year     Amount Deducted
                                                                        ---------------     ---------------
                                                                                1                $20
                                                                                2+               $10

                                                                                          plus

                                                                        (2) Policy year     Amount Deducted
                                                                        ---------------     ---------------
                                                                              1-10          The lesser of $300 and $0.06 per
                                                                                            $1,000 of your initial base policy
                                                                                            face amount

                                                                               11+          The lesser of $250 and $0.05 per
                                                                                            $1,000 of your initial base policy
                                                                                            face amount (reduced to $200 and $0.04
                                                                                            per $1,000, respectively, if your
                                                                                            initial base policy face amount is $2
                                                                                            million or more).

------------------------------------------------------------------------------------------------------------------------------------
Cost of insurance            Monthly                                    Charge per $1,000 of the amount for
charge(5)(6)                                                            which we are at risk:(7)
                                                                        Highest: $83.34
                                                                        Lowest: $0.00008
                                                                        Representative: $0.003(8)

------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense        Daily                                      0.90% (annual rate) of your value in
risk charge                                                             our variable investment options.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread(9)      On each policy anniversary                 2% of loan amount.(10)
                             (or on loan termination, if
                             earlier)
------------------------------------------------------------------------------------------------------------------------------------
Optional rider charges       While the rider is in effect

Incentive term rider(5)(6)   Monthly                                    Charge per $1,000 of rider death benefit:
                                                                        Highest: $83.34
                                                                        Lowest: $0.00008
                                                                        Representative: $0.003(8)

Enhanced death benefit       Monthly                                    Charge per $1,000 of base policy face amount:(11)
guarantee(5)                                                            $ 0.02

Option to split upon         Monthly                                    Charge per $1,000 of base policy face amount:
divorce                                                                 $   0.07

Estate Protector(6)          Monthly                                    Charge per $1,000 of rider death benefit:
                                                                        Highest: $6.53
                                                                        Lowest: $0.02
                                                                        Representative: $0.02(8)
------------------------------------------------------------------------------------------------------------------------------------

(1) We may increase this charge higher than 8%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 5% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's characteristics. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).

(2) If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).

(3) This representative amount is the rate we guarantee for a representative insured (male, non-tobacco user, age 55 at issue and a female, non-tobacco user, age 50 at issue) with an initial base policy face amount of $750,000.

(4) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.


                       Risk/benefit summary: Charges and expenses you will pay 7

(5)  Not applicable after the younger insured person reaches age 100.

(6) Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.

(7) Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.

(8) This representative amount is the rate we guarantee for a representative insured in the first policy year (male insured age 55 at issue in the preferred non-tobacco user risk class and a female insured age 50 at issue in the preferred non-tobacco user risk class).

(9) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(10) We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.

(11) The "face amount" is the basic amount of insurance coverage under your policy.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


8 Risk/benefit summary: Charges and expenses you will pay

------------------------------------------------------------------------------------------------------------------------------------
                       Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are        Lowest                     Highest
deducted from Portfolio assets including management fees, 12b-1 fees         ------                     -------
service fees and/or other expenses)(1)                                        0.63%                      3.56%
------------------------------------------------------------------------------------------------------------------------------------



This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Acquired        Total                      Net
                                                                               Fund Fees       Annual     Fee Waivers     Annual
                                                                                  and         Expenses      and/or       Expenses
                                             Manage-                           Expenses        (Before      Expense       (After
                                              ment     12b-1       Other       (Underlying      Expense    Reimburse-     Expense
Portfolio Name                               Fees(2)   Fees(3)  Expenses(4)  Portfolios)(5)  Limitations)   ments(6)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     0.10%      0.25%     0.17%        0.92%           1.44%        (0.17)%       1.27%
AXA Conservative Allocation                   0.10%      0.25%     0.21%        0.69%           1.25%        (0.21)%       1.04%
AXA Conservative-Plus Allocation              0.10%      0.25%     0.19%        0.76%           1.30%        (0.19)%       1.11%
AXA Moderate Allocation                       0.10%      0.25%     0.17%        0.82%           1.34%        (0.17)%       1.17%
AXA Moderate-Plus Allocation                  0.10%      0.25%     0.17%        0.86%           1.38%        (0.17)%       1.21%
Multimanager Aggressive Equity                0.60%      0.25%     0.19%          --            1.04%           --         1.04%
Multimanager Core Bond                        0.58%      0.25%     0.18%          --            1.01%        (0.01)%       1.00%
Multimanager Health Care                      1.20%      0.25%     0.23%          --            1.68%         0.00%        1.68%
Multimanager High Yield                       0.57%      0.25%     0.19%          --            1.01%           --         1.01%
Multimanager International Equity             1.00%      0.25%     0.23%          --            1.48%         0.00%        1.48%
Multimanager Large Cap Core Equity            0.89%      0.25%     0.21%          --            1.35%         0.00%        1.35%
Multimanager Large Cap Growth                 0.90%      0.25%     0.22%          --            1.37%        (0.02)%       1.35%
Multimanager Large Cap Value                  0.87%      0.25%     0.20%          --            1.32%         0.00%        1.32%
Multimanager Mid Cap Growth                   1.10%      0.25%     0.20%          --            1.55%         0.00%        1.55%
Multimanager Mid Cap Value                    1.09%      0.25%     0.20%          --            1.54%         0.00%        1.54%
Multimanager Small Cap Growth                 1.05%      0.25%     0.27%          --            1.57%        (0.02)%       1.55%
Multimanager Small Cap Value                  1.03%      0.25%     0.18%          --            1.46%         0.00%        1.46%
Multimanager Technology                       1.20%      0.25%     0.22%        0.01%           1.68%         0.00%        1.68%
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             0.47%      0.25%     0.13%          --            0.85%           --         0.85%
EQ/AllianceBernstein Intermediate Government  0.50%      0.25%     0.13%          --            0.88%           --         0.88%
Securities
EQ/AllianceBernstein International            0.71%      0.25%     0.18%          --            1.14%        (0.04)%       1.10%
EQ/AllianceBernstein Large Cap Growth         0.90%      0.25%     0.13%          --            1.28%        (0.23)%       1.05%
EQ/AllianceBernstein Quality Bond             0.50%      0.25%     0.14%          --            0.89%           --         0.89%
EQ/AllianceBernstein Small Cap Growth         0.74%      0.25%     0.13%          --            1.12%           --         1.12%
EQ/AllianceBernstein Value                    0.59%      0.25%     0.12%          --            0.96%        (0.01)%       0.95%
EQ/Ariel Appreciation II                      0.75%      0.25%     0.26%          --            1.26%        (0.11)%       1.15%
EQ/AXA Rosenberg Value Long/Short Equity      1.40%      0.25%     1.91%          --            3.56%         0.00%        3.56%
EQ/BlackRock Basic Value Equity               0.55%      0.25%     0.13%          --            0.93%         0.00%        0.93%
EQ/BlackRock International Value              0.81%      0.25%     0.19%          --            1.25%         0.00%        1.25%
EQ/Boston Advisors Equity Income              0.75%      0.25%     0.14%          --            1.14%        (0.09)%       1.05%
EQ/Calvert Socially Responsible               0.65%      0.25%     0.23%          --            1.13%        (0.08)%       1.05%
EQ/Capital Guardian Growth                    0.65%      0.25%     0.14%        0.01%           1.05%        (0.09)%       0.96%
EQ/Capital Guardian Research                  0.63%      0.25%     0.13%          --            1.01%        (0.06)%       0.95%
EQ/Caywood-Scholl High Yield Bond             0.60%      0.25%     0.16%          --            1.01%        (0.01)%       1.00%
EQ/Equity 500 Index                           0.25%      0.25%     0.13%          --            0.63%           --         0.63%
EQ/Evergreen International Bond               0.70%      0.25%     0.17%          --            1.12%         0.00%        1.12%
EQ/Evergreen Omega                            0.65%      0.25%     0.25%          --            1.15%         0.00%        1.15%
EQ/FI Mid Cap                                 0.68%      0.25%     0.13%          --            1.06%        (0.06)%       1.00%
EQ/GAMCO Mergers and Acquisitions             0.90%      0.25%     0.19%          --            1.34%         0.00%        1.34%
EQ/GAMCO Small Company Value                  0.76%      0.25%     0.12%          --            1.13%         0.00%        1.13%
EQ/International Core PLUS                    0.60%      0.25%     0.30%        0.04%           1.19%        (0.05)%       1.14%
EQ/International Growth                       0.85%      0.25%     0.27%          --            1.37%         0.00%        1.37%
EQ/JPMorgan Core Bond                         0.43%      0.25%     0.13%          --            0.81%         0.00%        0.81%
EQ/JPMorgan Value Opportunities               0.60%      0.25%     0.14%          --            0.99%        (0.04)%       0.95%
EQ/Large Cap Core PLUS                        0.50%      0.25%     0.25%        0.02%           1.02%        (0.05)%       0.97%
EQ/Large Cap Growth PLUS                      0.50%      0.25%     0.24%        0.02%           1.01%        (0.04)%       0.97%
EQ/Legg Mason Value Equity                    0.65%      0.25%     0.17%          --            1.07%        (0.07)%       1.00%
EQ/Long Term Bond                             0.40%      0.25%     0.13%          --            0.78%         0.00%        0.78%
------------------------------------------------------------------------------------------------------------------------------------


                       Risk/benefit summary: Charges and expenses you will pay 9

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Acquired        Total                      Net
                                                                               Fund Fees       Annual     Fee Waivers     Annual
                                                                                  and         Expenses      and/or       Expenses
                                             Manage-                           Expenses        (Before      Expense       (After
                                              ment     12b-1       Other       (Underlying      Expense    Reimburse-     Expense
Portfolio Name                               Fees(2)   Fees(3)  Expenses(4)  Portfolios)(5)  Limitations)   ments(6)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
EQ/Lord Abbett Growth and Income              0.65%      0.25%     0.16%          --            1.06%        (0.06)%       1.00%
EQ/Lord Abbett Large Cap Core                 0.65%      0.25%     0.21%          --            1.11%        (0.11)%       1.00%
EQ/Lord Abbett Mid Cap Value                  0.70%        --      0.15%          --            0.85%        (0.05)%       0.80%
EQ/Marsico Focus                              0.85%      0.25%     0.13%          --            1.23%        (0.08)%       1.15%
EQ/Mid Cap Value PLUS                         0.55%      0.25%     0.24%        0.02%           1.06%        (0.04)%       1.02%
EQ/Money Market                               0.32%      0.25%     0.13%          --            0.70%           --         0.70%
EQ/Montag & Caldwell Growth                   0.75%      0.25%     0.15%          --            1.15%         0.00%        1.15%
EQ/PIMCO Real Return                          0.55%      0.25%     0.14%          --            0.94%        (0.04)%       0.90%
EQ/Short Duration Bond                        0.43%      0.25%     0.15%          --            0.83%         0.00%        0.83%
EQ/Small Company Index                        0.25%      0.25%     0.14%          --            0.64%         0.00%        0.64%
EQ/T. Rowe Price Growth Stock                 0.79%      0.25%     0.14%          --            1.18%        (0.03)%       1.15%
EQ/UBS Growth and Income                      0.75%      0.25%     0.16%          --            1.16%        (0.11)%       1.05%
EQ/Van Kampen Comstock                        0.65%      0.25%     0.15%          --            1.05%        (0.05)%       1.00%
EQ/Van Kampen Emerging Markets Equity         1.11%      0.25%     0.28%          --            1.64%         0.00%        1.64%
EQ/Van Kampen Mid Cap Growth                  0.70%      0.25%     0.15%          --            1.10%        (0.05)%       1.05%
EQ/Van Kampen Real Estate                     0.90%        --      0.21%          --            1.11%        (0.10)%       1.01%
------------------------------------------------------------------------------------------------------------------------------------



(1) Total Annual Expenses are based, in part, on estimated expense amounts for options added during the fiscal year 2007 and for the underlying portfolios.



(2) The management fees shown reflect revised management fees, effective May 1, 2008, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.


(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policy. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.


(4) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.



(5) Each of these variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portions in which the Portfolio invests and extraordinary expenses) to not more than amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



10 Risk/benefit summary: Charges and expenses you will pay

   ---------------------------------------------
   Portfolio Name
   ---------------------------------------------
   Multimanager Aggressive Equity          0.97%
   ---------------------------------------------
   Multimanager Health Care                1.67%
   ---------------------------------------------
   Multimanager Large Cap Core Equity      1.34%
   ---------------------------------------------
   Multimanager Large Cap Growth           1.29%
   ---------------------------------------------
   Multimanager Large Cap Value            1.26%
   ---------------------------------------------
   Multimanager Mid Cap Growth             1.52%
   ---------------------------------------------
   Multimanager Mid Cap Value              1.53%
   ---------------------------------------------
   Multimanager Small Cap Growth           1.35%
   ---------------------------------------------
   Multimanager Small Cap Value            1.45%
   ---------------------------------------------
   Multimanager Technology                 1.67%
   ---------------------------------------------
   EQ/AllianceBernstein Common Stock       0.84%
   ---------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   1.03%
   ---------------------------------------------
   EQ/AllianceBernstein Small Cap Growth   1.11%
   ---------------------------------------------
   EQ/AllianceBernstein Value              0.87%
   ---------------------------------------------
   EQ/Ariel Appreciation II                1.09%
   ---------------------------------------------
   EQ/BlackRock Basic Value Equity         0.92%
   ---------------------------------------------
   EQ/Evergreen Omega                      1.12%
   ---------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.33%
   ---------------------------------------------
   EQ/GAMCO Small Company Value            1.10%
   ---------------------------------------------
   EQ/International Core PLUS              1.05%
   ---------------------------------------------
   EQ/Large Cap Core PLUS                  0.83%
   ---------------------------------------------
   EQ/Large Cap Growth PLUS                0.82%
   ---------------------------------------------
   EQ/Legg Mason Value Equity              0.97%
   ---------------------------------------------
   EQ/Lord Abbett Growth and Income        0.98%
   ---------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
   ---------------------------------------------
   EQ/Lord Abbett Mid Cap Value            0.79%
   ---------------------------------------------
   EQ/Mid Cap Value PLUS                   0.81%
   ---------------------------------------------
   EQ/Montag & Caldwell Growth             1.13%
   ---------------------------------------------
   EQ/T. Rowe Price Growth Stock           0.87%
   ---------------------------------------------
   EQ/UBS Growth and Income                1.04%
   ---------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
   ---------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.04%
   ---------------------------------------------


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).


Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in-force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.



                      Risk/benefit summary: Charges and expenses you will pay 11

3. Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, "The Equitable Life Assurance Society of the United States"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.


--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.

--------------------------------------------------------------------------------
BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
BY FAX:
--------------------------------------------------------------------------------


1-704-540-9714

--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------


You may register for online account access at www.AXA-Equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.


                      ----------------------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options;

(c)  changes in allocation percentages for premiums and deductions; and

(d)  electing the paid up death benefit guarantee.


You can also change your allocation percentages, transfer among investment options and/or change your address; (1) by toll-free phone and assisted service, (2) over the Internet, through AXA-Equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may


12  Who is AXA Equitable?

not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured persons' names (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR SEPARATE ACCOUNT FP


Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.


Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Survivorship Incentive Life(SM) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Survivorship Incentive Life(SM) and other policies that Separate Account FP supports.


                                                       Who is AXA Equitable?  13

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.



PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a          o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.    o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,    o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                                o AllianceBernstein L.P.
 EQUITY                                                                                   o ClearBridge Advisors, LLC
                                                                                          o Legg Mason Capital Management, Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital        o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.      o Pacific Investment Management Company
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                                o Invesco Aim Capital Management, Inc.
                                                                                          o RCM Capital Management LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current          o Pacific Investment Management Company
                              income and capital appreciation.                              LLC
                                                                                          o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                                o AllianceBernstein L.P.
 EQUITY                                                                                   o JPMorgan Investment Management Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


14 About the Portfolios of the Trusts

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY                                                                          o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH                                                                               o TCW Investment Management Company
                                                                                      o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE                                                                                o Institutional Capital LLC
                                                                                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH                                                                               o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
                                                                                      o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Eagle Asset Management, Inc.
 GROWTH                                                                               o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Franklin Advisory Services, LLC
 VALUE                                                                                o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                             applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                 o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.       o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 15

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE       Seeks to increase value through bull markets and bear        o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY           markets using strategies that are designed to limit expo-
                             sure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,       o BlackRock Investment Management, LLC
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   Seeks to provide current income and long-term growth of      o BlackRock Investment Management
 VALUE                       income, accompanied by growth of capital.                      International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks to achieve a combination of growth and income to       o Boston Advisors, LLC
 INCOME                      achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.             o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH       Seeks to maximize current income.                            o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that         o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL   Seeks to achieve capital growth and current income.          o Evergreen Investment Management
 BOND                                                                                       Company, LLC
                                                                                          o First International Advisors, LLC (dba
                                                                                            "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.                   o Evergreen Investment Management
                                                                                            Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks to achieve long-term growth of capital.                o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                       o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                      o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.                o AXA Equitable
                                                                                          o Mellon Capital Management Corporation
                                                                                          o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                       o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND        Seeks to provide a high total return consistent with mod-    o JPMorgan Investment Management Inc.
                             erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.             o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-     o AXA Equitable
                             ondary objective to seek reasonable current income. For      o Institutional Capital LLC
                             purposes of this Portfolio, the words "reasonable current    o Mellon Capital Management Corporation
                             income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------


16 About the Portfolios of the Trusts

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                   applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      Seeks to provide long-term capital growth.                   o AXA Equitable
                                                                                           o Marsico Capital Management, LLC
                                                                                           o Mellon Capital Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY    Seeks to achieve long-term growth of capital.                o Legg Mason Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND             Seeks to maximize income and capital appreciation
                              through investment in long-maturity debt obligations.        o BlackRock Financial Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Seeks to achieve capital appreciation and growth of          o Lord, Abbett & Co. LLC
 INCOME                       income without excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Seeks to achieve capital appreciation and growth of          o Lord, Abbett & Co. LLC
 CORE                         income with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE  Seeks to achieve capital appreciation.                       o Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS              Seeks to achieve long-term growth of capital.                o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS         Seeks to achieve long-term capital appreciation.             o AXA Equitable
                                                                                           o Mellon Capital Management Corporation
                                                                                           o Wellington Management Company LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve     o The Dreyfus Corporation
                              its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks to achieve maximum real return consistent with         o Pacific Investment Management Company,
                              preservation of real capital and prudent investment man-       LLC
                              agement.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks to achieve current income with reduced volatility of   o BlackRock Financial Management, Inc.
                              principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the        o AllianceBernstein L.P.
                              deduction of Portfolio expenses) the total return of the
                              Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH       Seeks to achieve long-term capital appreciation and          o T. Rowe Price Associates, Inc.
 STOCK                        secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
                              with income as a secondary consideration.                      (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Seeks to achieve capital growth and income.                  o Morgan Stanley Investment Management
                                                                                             Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING        Seeks to achieve long-term capital appreciation.             o Morgan Stanley Investment Management
 MARKETS EQUITY                                                                              Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP         Seeks to achieve capital growth.                             o Morgan Stanley Investment Management
 GROWTH                                                                                      Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE     Seeks to provide above average current income and long-      o Morgan Stanley Investment Management
                              term capital appreciation.                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                           About the Portfolios of the Trusts 17

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option, other than in
(iii) and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options.) See "Borrowing from your policy" later in this prospectus. (Your policy and other supplemental material may refer to (ii) and (iii) as our "Guaranteed Interest Account.") These amounts are subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.


--------------------------------------------------------------------------------
Your account value will be credited with the same returns as are achieved by the Portfolios or guaranteed interest option that you select, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units' values, however, will be reduced by the amount of our mortality and expense risk charge for that period (see "Table of policy charges" in "Charges and expenses you will pay" earlier in this prospectus). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate. The mortality and expense risk charge mentioned above does not apply to our guaranteed interest option.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

18  Determining your policy's value

6. Transferring your money among our investment options


--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your then current balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


HOW TO MAKE TRANSFERS


INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our AXA-Equitable.com Website and registering for online account access. The service may not always be available. The restrictions relating to online transfers are described below.


ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

o if you are both an insured person under a policy and its sole owner, by logging onto our Website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both an insured person and the sole owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.


For more information see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request may include multiple transfers). If you are unable to reach us via our Website, you should send a written transfer request to our Administrative Office.


TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.


--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.


                        Transferring your money among our investment options  19

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

20  Transferring your money among our investment options

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a terminal illness living benefit" below.



--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o   you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o   we do not count the collateral when we compute our customer loyalty credit;
    and

o   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) In no event will the loan interest be more than 15%. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because Survivorship Incentive Life(SM) was first offered in 1999, no such reduction in the interest rate differential has yet been attained under any in-force policy.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against termination to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for


                                                        Accessing your money  21
charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.


--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of partial withdrawals, however, do not result in our deducting any portion of any then-remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not in effect. A partial withdrawal reduces the amount of your premium payments that count toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay charges as they fall due or because it could result in a death benefit guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if one of the insured persons has died and the surviving insured person has a terminal illness (as defined in the rider). We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk of the insured person(s) at that time, and we may decline to issue the rider.


If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy when the surviving insured person dies. (In your policy, we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" - that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.


--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the surviving insured person becomes terminally ill.
--------------------------------------------------------------------------------

22  Accessing your money

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that each policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the lives of the insureds. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

A Survivorship Incentive Life(SM) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for "paid up" future benefits after the payment of seven equal annual premiums. ("Paid up" means no future premiums will be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option or certain other changes.


If your policy's benefits are ever reduced, the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, a change in death benefit option or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change), are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.


A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits, may impact the maximum amount of account value that may be maintained under the policy. If the cash value accumulation test applies, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, this may cause us to take action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT a modified endowment contract. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal


                                                             Tax information  23
could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS a modified endowment contract. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.


TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the surviving insured person if the payee has an insurable interest in the surviving insured person's life only because that insured person is a director, officer or employee of the payee or by reason of that insured person being financially interested in any trade or business carried on by the payee.


EFFECT OF POLICY SPLITS

Certain riders permit the splitting of a policy into two other individual policies on the lives of a husband and wife, upon a divorce or certain changes in the Federal estate tax law. This splitting of a policy could have adverse tax consequences, including, but not limited to, the recognition of taxable income in an amount up to any gain in the policy at the time of the split.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.


REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of



24  Tax information
life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. In the case of a 20% owner, a policy covering joint lives must cover the owner and such owner's spouse.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, or in the case of certain policies, the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the surviving insured person, and that owner dies before the surviving insured person, the value of that owner's interest in the policy would be includable in the owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $2 million in 2006 through 2008 and ultimately to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $12,000 for 2008 (this amount is indexed annually for inflation) or less per year for each recipient.


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS


Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or



                                                             Tax information  25
issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. Together, they provide guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.



ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the younger insured reaching age 100 and testing for policies issued on a special risk class basis.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.


FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES


In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.


The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, if available, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the



26  Tax information

1980 CSO based tables. We may have additional guidance from the IRS before 2009 at which time such rules could begin to apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the lives of the insureds under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.

The IRS has provided some guidance on this question of investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.


                                                             Tax information  27

9. More information about policy features and benefits

--------------------------------------------------------------------------------

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

The basic Option A and Option B death benefits are described under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus.

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the surviving insured person's date of death by a percentage specified in your policy. The percentage depends on what the younger insured person's age was or would have been on that same date. Representative percentages are as follows:


--------------------------------------------------------------------------------
If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or
Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Age:*       30           35           40           50         60        70
   %:    829.1%       685.4%       567.3%          391.3%     273.5%    195.6%
         80           90           99 and over
   %     159.7%       127.5%       102%
--------------------------------------------------------------------------------
* The younger insured person's age for the policy year in which the surviving insured person dies.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Survivorship Incentive Life(SM) policy to satisfy the definition of "life insurance contract" under Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, a cash value accumulation test or a guideline premium/cash value corridor test. Only the cash value accumulation test applies to the Survivorship Incentive Life(SM) policy. Under this test, the death benefit must be large enough to ensure that the policy's cash surrender value (as computed under Section 7702(c) of the Code) is never larger than the net single premium needed to fund future policy benefits. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the last surviving insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the surviving insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the surviving insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" earlier in this prospectus.


GUARANTEE PREMIUM TEST FOR NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our "no-lapse guarantee" and our "death benefit guarantee," and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus.

GUARANTEE PREMIUM TEST. If your policy's net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or death benefit guarantee discussed under "You can guarantee that your policy will not terminate before a certain date," in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus, that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding (or you repay all of such loans before the end of the 61-day grace period mentioned in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks"), and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or death benefit guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning


28 More information about policy features and benefits with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the guarantee options, is set forth in your policy on a monthly basis, if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured persons, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or a rider changes, or if there is a change in any insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premium. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

If you want to be billed for a guarantee premium amount, you must specify a planned periodic premium that at least equals the guarantee premium that you plan to pay. If you wish your bills for planned periodic premiums to cover your guarantee premiums, please remember to change your planned periodic premium amount, as necessary, if you take any action that causes your guarantee premiums to change.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risk," earlier in this prospectus);

o you terminate any additional benefit riders, including the Incentive Term rider;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy's face amount, and not to the face amount or other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the number of years since the policy was issued. The factors are set forth in your policy. As a general matter, the factors change as the insured persons age so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" earlier in this prospectus), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," earlier in this prospectus. You should consult your tax advisor before making this election.


OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o term insurance on the insured persons (Incentive Term rider) (See "The Incentive Term rider" in "About your life insurance benefit" under "Risk/benefit summary: Policy features, benefits and risks")

o   estate protector

o   option to split policy upon divorce

o enhanced death benefit guarantee (see "Enhanced death benefit guarantee" in "You can guarantee that your policy will not terminate before a certain date" under "Risk/benefit summary: Policy features, benefits and risks")


                         More information about policy features and benefits  29

We add the following benefits automatically at no charge to each eligible policy:

o waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

o living benefits rider (see "Your option to receive a terminal illness living benefit" under "Accessing your money")

o   option to split policy upon federal tax law change

o   accounting benefit endorsement (see below)

o paid up death benefit guarantee (see "Paid up death benefit guarantee" earlier in this section)

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued. Some benefits may not be available in your state. Some benefits are not available in combination with others. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.


ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below, AXA Equitable will offer an Endorsement to your policy (the "Endorsement") that will refund or waive all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement will be offered where the following conditions are met:

o policies are corporately owned, or are "split-dollar" cases that are collaterally assigned to the company;

o the persons proposed to be insured are deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each policy is remitted to AXA Equitable by the employer; and

o the aggregate annualized first year planned periodic premium is at least $150,000 if a minimum of three policies is issued, each on the lives of different insured persons, and at least $500,000 if less than three policies are issued.

Eligible cases will be issued with the accounting benefit endorsement unless the policyowner requests us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policyowners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:


--------------------------------------------------------------------------------
                               Percent Of Premium     Percent Of Surrender
  Surrender In Policy Year    Deduction Refunded        Charges Waived
--------------------------------------------------------------------------------
             1                      100%                    100%
             2                       67%                     80%
             3                       33%                     60%
             4                       0%                      40%
             5                       0%                      20%
        6 and later                  0%                      0%
--------------------------------------------------------------------------------
For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

o 67% of the charges that had been deducted from premiums (i.e., the sales charge); and

o 80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced. Nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher alternative death benefit as described in "Alternative higher death benefit in certain cases" earlier in this prospectus.


We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.


CUSTOMER LOYALTY CREDIT

We provide a "customer loyalty credit" for policies that have been in force for more than six years. This is added to the account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans). The percentage credit is currently at an annual rate of 0.60% beginning in the policy's seventh year. This credit is not guaranteed.


VARIATIONS AMONG SURVIVORSHIP INCENTIVE LIFE(SM) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Survivorship Incentive Life(SM) where special


30 More information about policy features and benefits circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Survivorship Incentive Life(SM). We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time while either insured person is alive. If no beneficiary is living when the surviving insured person dies, we will pay the death benefit proceeds in equal shares to that insured person's surviving children. If there are no surviving children, we will instead pay that insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time while either insured person is alive, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the surviving insured person has died. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. AXA Equitable or your financial professional can provide you with samples of such contracts on request.


--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "AXA Equitable Access Account(TM)") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.


                         More information about policy features and benefits  31

10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."


TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

o PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We may increase this charge higher than 8%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 5% after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's characteristics. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

o SURRENDER CHARGES. If you give up this policy for its net cash surrender value or if your policy is terminated without value at the end of a grace period before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $2.03 and $10.32 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning in the ninth policy year until it reaches zero in the twelfth month of policy year 15. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus).

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below) or if your policy is terminated without value at the end of a grace period. They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount or if your policy is terminated without value at the end of a grace period are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy or if it terminates without value in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first 15 policy years, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.


o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account



32 More information about certain policy charges value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the younger insured person is attained age 100), we currently deduct $7 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. In addition, we deduct the lesser of $300 and $0.06 per $1,000 of your initial base policy face amount at the beginning of each policy month in the first ten policy years and the lesser of $250 and $0.05 per $1,000 of your initial base policy face amount at the beginning of each policy month in policy year 11 and thereafter. The amount we deduct after the first ten policy years is reduced to the lesser of $200 and $0.04 per $1,000 of your initial base policy face amount if the initial base policy face amount is $2 million or more. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on the individual characteristics of each insured person and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the surviving insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured persons' increasing age.

On a guaranteed basis, we deduct between $0.00008 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the younger insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

Our cost of insurance rates will generally be lower (except for gender-neutral policies) if an insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).


You may generally ask us to review the tobacco habits of either or both insured persons in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of change to non-tobacco user rates. However, cost of insurance rates depend on the rating classification of both insured persons even if only one survives at the time of application for change.


The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria with respect to both insured persons or the surviving insured person other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.


Similarly, after the first policy year, you may generally request us to review the rating of either or both insured persons to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Future (2009 or Later) increases in benefits or coverage, addition of riders, or certain other policy changes" under "Possibility of future tax changes and other tax information" in "Tax information" earlier in this prospectus.


The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Both guaranteed and current cost of insurance rates are computed on a joint life basis, even after the death of the first insured person. In other words, the cost of insurance rates are not affected by the death of the first insured to die.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. For this purpose, the face amount is the sum of the base policy face amount and the Incentive Term Rider face amount (if applicable). Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face


                               More information about certain policy charges  33
amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

o MORTALITY AND EXPENSE RISK CHARGE. We will collect a daily charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a daily charge at an annual rate of 0.60% of the value in your policy's variable investment options for mortality and expense risks. We reserve the right to increase or decrease this charge in the future, although it will never exceed 0.90%.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o INCENTIVE TERM RIDER. If you choose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the younger insured person is attained age 100. This amount is between $0.00008 and $83.34 per $1,000 of rider death benefit on a guaranteed basis. For most insured persons at most ages, the current monthly charges for this rider are lower than the maximum monthly charges. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

o ENHANCED DEATH BENEFIT GUARANTEE. If you choose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the younger insured person is attained age 100. This amount is $0.02 per $1,000 of base policy face amount.

o OPTION TO SPLIT UPON DIVORCE. If you choose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is $0.07 per $1,000 of base policy face amount.

o ESTATE PROTECTOR. If you choose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $6.53 per $1,000 of rider death benefit on a guaranteed basis. For some insured persons at some ages, the current monthly charges per $1,000 are lower than the maximum monthly charges per $1,000. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.10% to 1.40%.


o   12b-1 fees of 0.25% (not applicable to all portfolios).

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


34  More information about certain policy charges

11. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.


PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o   withdrawals

o   face amount decreases that result from a withdrawal

o   surrenders

o transfers from a variable investment option to the guaranteed interest option

o   transfers among variable investment options

o   termination of paid up death benefit guarantee

o   tax withholding elections

o   changes of allocation percentages for premium payments or monthly deductions


o   changes of owner


o   changes of beneficiary

o   changes in form of death benefit payment

o   loans

o   assignments

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o   decreases in face amount

o   changes in death benefit option

o   termination of enhanced death benefit guarantee

o   restoration of terminated policies

o   election of paid up death benefit guarantee

o   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the surviving insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


                 More information about procedures that apply to your policy  35

o If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy and receive your minimum initial premium. This will insure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) both insured persons are still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured persons. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider an insured person's "age" during any year of the policy to be his or her age on his or her birthday nearest to the beginning of the policy year. For example, an insured person's age for the entire first year of a policy ("age at issue") is that person's age on whichever birthday (i.e., before or after) is closer to the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change in ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the names of the insured persons, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


36  More information about procedures that apply to your policy

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Survivorship Incentive Life(SM) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Survivorship Incentive Life(SM) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Survivorship Incentive Life(SM) policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a survivorship universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.


                 More information about procedures that apply to your policy  37

12. More information about other matters


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ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the Survivorship Incentive Life(SM) policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

The general account has not been registered and is not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR ACCOUNT VALUE


TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.


Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the surviving insured person's death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us policy owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disrup-



38  More information about other matters

tive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer under the policy for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TELEPHONE AND INTERNET REQUESTS


If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."


Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the sole owner of the policy and an insured person, or through AXA-Equitable.com if you are the individual owner:

o   changes of premium allocation percentages


o   changes of address


o   request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o enroll for electronic delivery of policy statements through AXA-Equitable.com



o   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to enroll in AXA-Equitable.com or use ACH payments via AXA Equitable VOICE IT, you must first agree to the terms and conditions set forth in our AXA-Equitable.com Online Services Agreement or our AXA Equitable VOICE IT Terms and Conditions, which you can find at our Website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any AXA-Equitable.com and AXA Equitable VOICE IT transactions. We will assume that all instructions received through AXA-Equitable.com or AXA Equitable VOICE IT from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to AXA-Equitable.com or AXA Equitable VOICE IT if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).


Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


SUICIDE AND CERTAIN MISSTATEMENTS

If a surviving insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.


                                        More information about other matters  39

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If an insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Survivorship Incentive Life(SM) from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with all applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Reporting Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.



40  More information about other matters

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

Premium-based compensation paid by AXA Equitable to AXA Advisors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later.

Premium-based compensation paid by AXA Equitable to AXA Distributors will generally not exceed 94% of the premiums you pay up to one target premium in your policy's first year; plus 4% of all other premiums you pay in your policy's first year; plus 3% of all premiums you pay in policy years two and later.

We may substitute a form of asset-based compensation for premium-based compensation after the first policy year.

The sales compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Survivorship Incentive Life(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered


                                        More information about other matters  41
material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.


42  More information about other matters

13. Financial Statements of Separate Account FP and AXA Equitable

--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.


               Financial Statements of Separate Account FP and AXA Equitable  43

14.  Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured persons under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) both insured persons' characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2007 (or expected to be incurred in 2008, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses of all of the available Portfolios (based upon the aggregate assets in the Portfolios at the end of 2007). If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios (currently, this type of illustration is limited to a combination of up to five of the available underlying portfolios). A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements the values in the personalized illustrations would be lower.

You can request an arithmetic illustration as well any of the other illustrations described above.


44  Personalized illustrations

Requesting more information

--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2008, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's Website at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                           Page
Who is AXA Equitable?.......................................................2
Ways we pay policy proceeds................................................ 2
Distribution of the policies............................................... 2
Underwriting a policy.......................................................2
Insurance regulation that applies to AXA Equitable......................... 2
Custodian and independent registered public accounting firm................ 2
Financial statements....................................................... 3





























                                                                       811-04335

Survivorship Incentive Life(SM) '02
A flexible premium "second to die" variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.


PROSPECTUS DATED MAY 1, 2008
--------------------------------------------------------------------------------




This prospectus describes your rights and obligations under a Survivorship Incentive Life(SM) '02 policy, but is not the policy itself. The policy is the actual contract between you and AXA Equitable. This prospectus provides a description of all material provisions of the policy. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.


WHAT IS SURVIVORSHIP INCENTIVE LIFE '02(SM)?

Survivorship Incentive Life(SM) '02 is issued by AXA Equitable. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)          o EQ/Large Cap Core PLUS(3)
o AXA Conservative Allocation(1)        o EQ/Large Cap Growth PLUS(4)
o AXA Conservative-Plus Allocation(1)   o EQ/Legg Mason Value Equity
o AXA Moderate Allocation(1)            o EQ/Long Term Bond
o AXA Moderate-Plus Allocation(1)       o EQ/Lord Abbett Growth and Income
o EQ/AllianceBernstein Common Stock     o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Intermediate     o EQ/Lord Abbett Mid Cap Value
  Government Securities                 o EQ/Marsico Focus
o EQ/AllianceBernstein International    o EQ/Mid Cap Value PLUS(5)
o EQ/AllianceBernstein Large Cap        o EQ/Money Market
  Growth                                o EQ/Montag & Caldwell Growth
o EQ/AllianceBernstein Quality Bond     o EQ/PIMCO Real Return
o EQ/AllianceBernstein Small Cap        o EQ/Short Duration Bond
  Growth                                o EQ/Small Company Index
o EQ/AllianceBernstein Value            o EQ/T. Rowe Price Growth Stock
o EQ/Ariel Appreciation II              o EQ/UBS Growth and Income
o EQ/AXA Rosenberg Value Long/Short     o EQ/Van Kampen Comstock
  Equity                                o EQ/Van Kampen Emerging Markets
o EQ/BlackRock Basic Value Equity         Equity
o EQ/BlackRock International Value      o EQ/Van Kampen Mid Cap Growth
o EQ/Boston Advisors Equity Income      o EQ/Van Kampen Real Estate
o EQ/Calvert Socially Responsible       o Multimanager Aggressive Equity
o EQ/Capital Guardian Growth            o Multimanager Core Bond
o EQ/Capital Guardian Research          o Multimanager Health Care
o EQ/Caywood-Scholl High Yield Bond     o Multimanager High Yield
o EQ/Equity 500 Index                   o Multimanager International Equity
o EQ/Evergreen International Bond       o Multimanager Large Cap Core Equity
o EQ/Evergreen Omega                    o Multimanager Large Cap Growth
o EQ/FI Mid Cap                         o Multimanager Large Cap Value
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Mid Cap Growth
o EQ/GAMCO Small Company Value          o Multimanager Mid Cap Value
o EQ/International Core PLUS(2)         o Multimanager Small Cap Growth
o EQ/International Growth               o Multimanager Small Cap Value
o EQ/JPMorgan Core Bond                 o Multimanager Technology
o EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------



(1) Also referred to as an "AXA Allocation investment option" in this prospectus.
(2) Formerly named "MarketPLUS International Core," effective on or about May 1, 2008.
(3) Formerly named "MarketPLUS Large Cap Core," effective on or about May 1, 2008.
(4) Formerly named "MarketPLUS Large Cap
    Growth," effective on or about May 1, 2008.
(5) Formerly named "MarketPLUS Mid Cap Value," effective on or about May 1, 2008.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"), which are mutual funds. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred, and the life insurance benefits we pay if the policy's surviving insured person dies will generally be income tax free.


OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue at least a certain number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) decrease the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the surviving insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Survivorship Incentive Life(SM) '02 or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                 X01927/AA & ADL

Contents of this prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
     AND RISKS                                                                 1
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                              1
The minimum amount of premiums you must pay                                    1
You can guarantee that your policy will not terminate
    before a certain date                                                      2
You can elect a "paid up" death benefit guarantee                              2
Investment options within your policy                                          2
About your life insurance benefit                                              3
You can decrease your insurance coverage                                       3
If one insured person dies                                                     4
Accessing your money                                                           4
Risks of investing in a policy                                                 4



--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
     WILL PAY                                                                  5
--------------------------------------------------------------------------------
Tables of policy charges                                                       5
How we allocate charges among your investment options                          9
Changes in charges                                                             9



--------------------------------------------------------------------------------
3. WHO IS AXA EQUITABLE?                                                      10
--------------------------------------------------------------------------------
How to reach us                                                               10
About our Separate Account FP                                                 11
Your voting privileges                                                        11



--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                         12
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                      12



--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                            16
--------------------------------------------------------------------------------
Your account value                                                            16





----------------------
"We," "our" and "us" refers to AXA Equitable. "Financial professional" means the registered representative of AXA Advisors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner.

Unless the application for a policy provides otherwise, the insured persons jointly own the policy. If one dies, the surviving insured person becomes the sole owner. While a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Survivorship Incentive Life(SM) '02 anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.



i  Contents of this prospectus

--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR
     INVESTMENT OPTIONS                                                       17
--------------------------------------------------------------------------------
Transfers you can make                                                        17
How to make transfers                                                         17
Our automatic transfer service                                                17
Our asset rebalancing service                                                 17



--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                       19
--------------------------------------------------------------------------------
Borrowing from your policy                                                    19

Making withdrawals from your policy                                           19
Surrendering your policy for its net cash
   surrender value                                                            20
Your option to receive a terminal illness living benefit                      20



--------------------------------------------------------------------------------
8. TAX INFORMATION                                                            21
--------------------------------------------------------------------------------
Basic tax treatment for you and your beneficiary                              21

Tax treatment of distributions to you (loans, partial
   withdrawals, and full surrender)                                           21
Tax treatment of living benefits proceeds                                     22
Effect of policy splits                                                       22
Business and employer owned policies                                          22
Requirement that we diversify investments                                     23
Estate, gift, and generation-skipping taxes                                   23
Split-dollar and other employee benefit programs                              23
ERISA                                                                         24
Our taxes                                                                     24
When we withhold taxes from distributions                                     24
Possibility of future tax changes and other tax information                   24



--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND
     BENEFITS                                                                 26
--------------------------------------------------------------------------------
Alternative higher death benefit in certain cases                             26
Guarantee premium test for no-lapse guarantees                                26
Paid up death benefit guarantee                                               27
Other benefits you can add by rider                                           27
Variations among Survivorship Incentive Life(SM) '02 policies                 28
Your options for receiving policy proceeds                                    29
Your right to cancel within a certain number of days                          29



--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                             30
--------------------------------------------------------------------------------
Deducting policy charges                                                      30
Charges that the Trusts deduct                                                32

--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT
     APPLY TO YOUR POLICY                                                     33
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                                 33
Policy issuance                                                               33
Ways to make premium and loan payments                                        34
Assigning your policy                                                         34
Requirements for surrender requests                                           34
Gender-neutral policies                                                       35
Future policy exchanges                                                       35



--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                      36
--------------------------------------------------------------------------------


About our general account                                                     36
Transfers of your account value                                               36
Telephone and Internet requests                                               37
Suicide and certain misstatements                                             37
When we pay policy proceeds                                                   37
Changes we can make                                                           38
Reports we will send you                                                      38
Distribution of the policies                                                  38
Legal proceedings                                                             39



--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
     FP AND AXA EQUITABLE                                                     41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                                42
--------------------------------------------------------------------------------
Illustrations of policy benefits                                              42


--------------------------------------------------------------------------------
APPENDIX I -- HYPOTHETICAL ILLUSTRATIONS                                     I-1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information
Table of contents
--------------------------------------------------------------------------------

                                                 Contents of this prospectus  ii

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                              Page
   account value                                16
   Administrative Office                        10
   age                                          34
   Allocation Date                               2
   alternative death benefit                    26
   amount at risk                               31
   anniversary; anniversaries                   33
   assign; assignment                           34
   automatic transfer service                   17
   AXA Equitable                                10
   AXA Equitable Access Account                 29
   AXA Financial, Inc.                          10
   AXA Premier VIP Trust                     cover
   basis                                        21
   beneficiary                                  29
   business day                                 33
   Cash Surrender Value                         20
   Code                                         21
   collateral                                   19
   cost of insurance charge                     31
   cost of insurance rates                      31
   day                                          33
   default                                       1
   disruptive transfer activity                 32
   EQ Advisors Trust                         cover
   extended no-lapse guarantee                   2
   face amount                                   3
   grace period                                  1
   guarantee premium                             2
   guaranteed interest option                    3
   Guaranteed Interest Account                   3
   insured person                                i
   Internet                                     10
   Investment Funds                              2
   investment option                         cover
   issue date                                   34
   lapse                                         1
   loan, loan interest                          19
   market timing                                32
   modified endowment contract                  21
   month, year                                  33
   monthly deduction                             9
   net cash surrender value                     20
   no-lapse guarantee                            2
   Option A, B                                   3
   our                                           i
   owner                                         i
   paid up                                      21
   paid up death benefit guarantee               2
   partial withdrawal                           20
   payment option                               29
   planned periodic premium                      1
   policy                                    cover
   Portfolio                                 cover
   premium charge                                5
   premium payments                              1
   prospectus                                cover
   rebalancing                                  17
   receive                                      33
   restore, restoration                          2
   riders                                        1
   SEC                                       cover
   Separate Account FP                          11
   state                                         i
   subaccount                                   11
   Survivorship Incentive Life(SM) '02       cover
   surviving insured person                      i
   surrender                                    20
   surrender charge                              5
   target premium                                6
   transfers                                    17
   Trusts                                    cover
   units                                        16
   unit values                                  16
   us                                            i
   variable investment option                cover
   we                                            i
   withdrawal                                   19
   you, your                                     i


iii  An index of key words and phrases

1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------
Survivorship Incentive Life(SM) '02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured persons. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase a Survivorship Incentive Life(SM) '02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Survivorship Incentive Life(SM) '02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Survivorship Incentive Life(SM) '02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the younger insured's 100th birthday.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. If your premium payments exceed certain amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract" which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy's account value is high enough that the "alternative higher death benefit" discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured persons provide us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net account value" is not enough to pay your policy's monthly charges when due unless:

o you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below); or

o you have elected the "paid up" death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see "You can elect a `paid up' death benefit guarantee" below).

("Account value" and "net account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy, which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct or (ii) to maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


                    Risk/benefit summary: Policy features, benefits and risks  1

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination and no insured person may have died since that date. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.


YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee "options" are as follows:

(1) a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                    -- or --

(2) a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the younger insured's 100th birthday (the policy calls this the "extended no-lapse guarantee").

In some states, these guarantees may be referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no-lapse guarantees" under "More information about policy features and benefits" later in this prospectus), and you must not have any outstanding policy loans. Maintaining the extended no-lapse guarantee against policy termination will require you to pay more premiums than maintaining only the 5-year guarantee.

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the younger insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at anytime following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted amount" due to exercise of a living benefits rider exceeds your policy's account value or if (ii) you request us to terminate the election. For more information about the circumstances under which you can elect the paid-up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date").

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio


2 Risk/benefit summary: Policy features, benefits and risks follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in this prospectus under "About the Portfolios."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are than declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy a Survivorship Incentive Life(SM) '02 policy, you tell us how much insurance coverage you want on the lives of the insured persons. We call this the "face amount" of the base policy. $200,000 is the smallest amount of coverage you can request.

--------------------------------------------------------------------------------
If both insured persons die, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. We also have options available for the manner in which we pay death benefits (see "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the surviving insured person dies is:

o Option A -- The policy's face amount on the date of the surviving insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                    -- or --

o Option B -- The face amount plus the policy's "account value" on the date of the surviving insured person's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy and before the policy anniversary nearest to the younger insured's 100th birthday; however, changes to option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached)
age 85.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached) age 85.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN DECREASE YOUR INSURANCE COVERAGE


You may request a decrease in your policy's face amount any time after the second year of your policy and before the policy anniversary nearest to the younger insured's 100th birthday. The requested decrease must be at least $10,000. We can refuse any requested decrease. Please refer to "Tax information" for certain possible tax consequences of reducing the face amount.


The following additional conditions also apply:

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life


                    Risk/benefit summary: Policy features, benefits and risks 3 insurance. Guarantee premiums, as well as monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount. If you reduce the face amount while the estate protector rider is in effect, the face amount of the rider generally will automatically decrease proportionately.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. The distribution may be taxable.


IF ONE INSURED PERSON DIES

Your policy requires you to send us proof of the death of the first insured person to die. This is because the necessary documentary proof may be difficult to locate following a long delay.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the younger insured's 100th birthday. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o If the policy loan and any accrued loan interest either equals or exceeds the account value, your policy will terminate subject to the policy's Grace Period provision.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables below.

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


4  Risk/benefit summary: Policy features, benefits and risks

2.  Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.


This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insureds, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to each insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."




--------------------------------------------------------------------------------
                                Transaction Fees
--------------------------------------------------------------------------------
Charge                        When charge is deducted
--------------------------------------------------------------------------------

Premium charge                From each premium
--------------------------------------------------------------------------------
Surrender (turning in) of     Upon surrender
your policy during its first
10 years
--------------------------------------------------------------------------------
Request a decrease in your    Effective date of the decrease
policy's face amount
--------------------------------------------------------------------------------
Transfers among               Upon transfer
investment options
--------------------------------------------------------------------------------
Adding a living benefits      At the time of the transaction
rider
--------------------------------------------------------------------------------
Exercise of option to         At the time of the transaction
receive a "living benefit"
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                Transaction Fees
-----------------------------------------------------------------------------------------------------------
Charge                        Amount deducted
-----------------------------------------------------------------------------------------------------------

Premium charge                8% of each premium payment.(1)
-----------------------------------------------------------------------------------------------------------
Surrender (turning in) of     Initial surrender charge per $1,000 of initial base policy face amount:(2)
your policy during its first
10 years                      Highest: $10.32
                              Lowest: $1.78
                              Representative: $7.42(3)
-----------------------------------------------------------------------------------------------------------
Request a decrease in your    A pro rata portion of the charge that would apply to a full surrender at the
policy's face amount          time of the decrease.
-----------------------------------------------------------------------------------------------------------
Transfers among               $25 per transfer.(4)
investment options
-----------------------------------------------------------------------------------------------------------
Adding a living benefits      $100 (if elected after policy issue)
rider
-----------------------------------------------------------------------------------------------------------
Exercise of option to         $250
receive a "living benefit"
-----------------------------------------------------------------------------------------------------------


This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


-----------------------------------------------------------------------------------------------------------
              Periodic charges other than underlying trust portfolio operating expenses
-----------------------------------------------------------------------------------------------------------
Charge                     When charge is deducted
-----------------------------------------------------------------------------------------------------------
Administrative charge(5)   Monthly


-----------------------------------------------------------------------------------------------------------
              Periodic charges other than underlying trust portfolio operating expenses
-----------------------------------------------------------------------------------------------------------
Charge                     Amount deducted
-----------------------------------------------------------------------------------------------------------
Administrative charge(5)   (1) Policy Year    Amount Deducted
                              1                    $20
                              2+                   $10
                                                              --plus--
                           (2) Charge per $1,000 of initial base policy face amount during your policy's first ten years:

                           Highest: $0.20
                           Lowest: $0.07
                           Representative: $0.09(6)
-----------------------------------------------------------------------------------------------------------

                       Risk/benefit summary: Charges and expenses you will pay 5

---------------------------------------------------------------------------------------------------------------------------------
                   Periodic charges other than underlying trust portfolio operating expenses
---------------------------------------------------------------------------------------------------------------------------------
Charge                     When charge is deducted          Amount deducted
---------------------------------------------------------------------------------------------------------------------------------
Cost of insurance          Monthly                          Charge per $1,000 of the amount for which we are at risk:(8)
charge(5)(7)
                                                            Highest: $83.34
                                                            Lowest: $0.00008
                                                            Representative:$0.003(9)
---------------------------------------------------------------------------------------------------------------------------------
Mortality and expense      Monthly                          0.90% (annual rate) of your value in our variable investment options.
risk charge
---------------------------------------------------------------------------------------------------------------------------------
Loan interest spread(10)   On each policy anniversary       2% of loan amount.(11)
                           (or on loan termination if
                           earlier)
---------------------------------------------------------------------------------------------------------------------------------
Optional rider charges     While the rider is in effect

Option to split upon       Monthly                          Charge per $1,000 of base policy face amount:
divorce(12)
                                                            $ 0.07

Estate Protector(7)        Monthly                          Charge per $1,000 of rider death benefit:
                                                            Highest: $6.85
                                                            Lowest: $0.02
                                                            Representative: $0.02(9)
---------------------------------------------------------------------------------------------------------------------------------

(1) We may increase this charge higher than 8%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 5% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's characteristics. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).

(2) If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).


(3) This representative amount is the rate we guarantee for representative insureds who are a male, non-tobacco user, age 55 at issue and a female non-tobacco user age 50 at issue with an initial base policy face amount of $4,000,000.


(4) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursu ant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(5) Not applicable after the policy anniversary nearest to the younger insured's 100th birthday.

(6) This representative amount is the rate we guarantee for representative insureds who are an older insured age 55 at issue and a younger insured age 50 at issue.

(7) Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.

(8) Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.

(9) This representative amount is the rate we guarantee in the first policy year for representative insureds who are a male age 55 at issue in the preferred non- tobacco user risk class and a female age 50 at issue in the preferred non-tobacco user risk class.

(10) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(11) We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.

(12) This charge applies only to policies issued with rider form no. R98-101, or state variation. For policies issued with rider form no. R05-60, or state variation, there is no charge for this rider.


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.



----------------------------------------------------------------------------------------------
      Portfolio operating expenses expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are   Lowest     Highest
deducted from Portfolio assets including management fees, 12b-1 fees,   ----       ----
service fees and/or other expenses)(1)                                  0.38%      3.56%

----------------------------------------------------------------------------------------------




6 Risk/benefit summary: Charges and expenses you will pay

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.



-----------------------------------------------------------------------------------
                                             Management    12b-1       Other
 Portfolio Name                               Fees(2)     Fees(3)   Expenses(4)
-----------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-----------------------------------------------------------------------------------
 AXA Aggressive Allocation                   0.10%           --      0.17%
 AXA Conservative Allocation                 0.10%           --      0.21%
 AXA Conservative-Plus Allocation            0.10%           --      0.19%
 AXA Moderate Allocation                     0.10%           --      0.17%
 AXA Moderate-Plus Allocation                0.10%           --      0.17%
 Multimanager Aggressive Equity              0.60%           --      0.19%
 Multimanager Core Bond                      0.58%           --      0.18%
 Multimanager Health Care                    1.20%           --      0.23%
 Multimanager High Yield                     0.57%           --      0.19%
 Multimanager International Equity           1.00%           --      0.23%
 Multimanager Large Cap Core Equity          0.89%           --      0.21%
 Multimanager Large Cap Growth               0.90%           --      0.22%
 Multimanager Large Cap Value                0.87%           --      0.20%
 Multimanager Mid Cap Growth                 1.10%           --      0.20%
 Multimanager Mid Cap Value                  1.09%           --      0.20%
 Multimanager Small Cap Growth               1.05%         0.25%     0.27%
 Multimanager Small Cap Value                1.03%           --      0.18%
 Multimanager Technology                     1.20%           --      0.22%
-----------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock           0.47%           --      0.13%
 EQ/AllianceBernstein Intermediate Govern-   0.50%           --      0.13%
 ment Securities
 EQ/AllianceBernstein International          0.71%           --      0.18%
 EQ/AllianceBernstein Large Cap Growth       0.90%           --      0.13%
 EQ/AllianceBernstein Quality Bond           0.50%           --      0.14%
 EQ/AllianceBernstein Small Cap Growth       0.74%           --      0.13%
 EQ/AllianceBernstein Value                  0.59%           --      0.12%
 EQ/Ariel Appreciation II                    0.75%           --      0.26%
 EQ/AXA Rosenberg Value Long/Short Equity    1.40%         0.25%     1.91%
 EQ/BlackRock Basic Value Equity             0.55%           --      0.13%
 EQ/BlackRock International Value            0.81%           --      0.19%
 EQ/Boston Advisors Equity Income            0.75%         0.25%     0.14%
 EQ/Calvert Socially Responsible             0.65%           --      0.23%
 EQ/Capital Guardian Growth                  0.65%           --      0.14%
 EQ/Capital Guardian Research                0.63%           --      0.13%
 EQ/Caywood-Scholl High Yield Bond           0.60%         0.25%     0.16%
 EQ/Equity 500 Index                         0.25%           --      0.13%
 EQ/Evergreen International Bond             0.70%           --      0.17%
 EQ/Evergreen Omega                          0.65%           --      0.25%
 EQ/FI Mid Cap                               0.68%           --      0.13%
 EQ/GAMCO Mergers and Acquisitions           0.90%         0.25%     0.19%
 EQ/GAMCO Small Company Value                0.76%         0.25%     0.12%
 EQ/International Core PLUS                  0.60%           --      0.30%
 EQ/International Growth                     0.85%         0.25%     0.27%
 EQ/JPMorgan Core Bond                       0.43%           --      0.13%
 EQ/JPMorgan Value Opportunities             0.60%           --      0.14%
 EQ/Large Cap Core PLUS                      0.50%           --      0.25%
 EQ/Large Cap Growth PLUS                    0.50%           --      0.24%
 EQ/Legg Mason Value Equity                  0.65%           --      0.17%
 EQ/Long Term Bond                           0.40%           --      0.13%
 EQ/Lord Abbett Growth and Income            0.65%           --      0.16%
 EQ/Lord Abbett Large Cap Core               0.65%           --      0.21%
 EQ/Lord Abbett Mid Cap Value                0.70%           --      0.15%
 EQ/Marsico Focus                            0.85%           --      0.13%
 EQ/Mid Cap Value PLUS                       0.55%           --      0.24%
-----------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                              Total
                                              Acquired        Annual    Fee Waiv-
                                             Fund Fees      Expenses      ers        Net Annual
                                                and          (Before     and/or       Expenses
                                              Expenses       Expense    Expense       (After
                                            (Underlying      Limita-   Reimburse-     Expense
 Portfolio Name                            Portfolios) (5)    tions)     ments(6)    Limitations)
-----------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation                   0.92%             1.19%      (0.17)%      1.02%
 AXA Conservative Allocation                 0.69%             1.00%      (0.21)%      0.79%
 AXA Conservative-Plus Allocation            0.76%             1.05%      (0.19)%      0.86%
 AXA Moderate Allocation                     0.82%             1.09%      (0.17)%      0.92%
 AXA Moderate-Plus Allocation                0.86%             1.13%      (0.17)%      0.96%
 Multimanager Aggressive Equity                --              0.79%         --        0.79%
 Multimanager Core Bond                        --              0.76%      (0.01)%      0.75%
 Multimanager Health Care                      --              1.43%       0.00%       1.43%
 Multimanager High Yield                       --              0.76%         --        0.76%
 Multimanager International Equity             --              1.23%       0.00%       1.23%
 Multimanager Large Cap Core Equity            --              1.10%       0.00%       1.10%
 Multimanager Large Cap Growth                 --              1.12%      (0.02)%      1.10%
 Multimanager Large Cap Value                  --              1.07%       0.00%       1.07%
 Multimanager Mid Cap Growth                   --              1.30%       0.00%       1.30%
 Multimanager Mid Cap Value                    --              1.29%       0.00%       1.29%
 Multimanager Small Cap Growth                 --              1.57%      (0.02)%      1.55%
 Multimanager Small Cap Value                  --              1.21%       0.00%       1.21%
 Multimanager Technology                     0.01%             1.43%       0.00%       1.43%
-----------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock             --              0.60%         --        0.60%
 EQ/AllianceBernstein Intermediate Govern-     --              0.63%         --        0.63%
 ment Securities
 EQ/AllianceBernstein International            --              0.89%      (0.04)%      0.85%
 EQ/AllianceBernstein Large Cap Growth         --              1.03%      (0.23)%      0.80%
 EQ/AllianceBernstein Quality Bond             --              0.64%         --        0.64%
 EQ/AllianceBernstein Small Cap Growth         --              0.87%         --        0.87%
 EQ/AllianceBernstein Value                    --              0.71%      (0.01)%      0.70%
 EQ/Ariel Appreciation II                      --              1.01%      (0.11)%      0.90%
 EQ/AXA Rosenberg Value Long/Short Equity      --              3.56%       0.00%       3.56%
 EQ/BlackRock Basic Value Equity               --              0.68%       0.00%       0.68%
 EQ/BlackRock International Value              --              1.00%       0.00%       1.00%
 EQ/Boston Advisors Equity Income              --              1.14%      (0.09)%      1.05%
 EQ/Calvert Socially Responsible               --              0.88%      (0.08)%      0.80%
 EQ/Capital Guardian Growth                  0.01%             0.80%      (0.09)%      0.71%
 EQ/Capital Guardian Research                  --              0.76%      (0.06)%      0.70%
 EQ/Caywood-Scholl High Yield Bond             --              1.01%      (0.01)%      1.00%
 EQ/Equity 500 Index                           --              0.38%         --        0.38%
 EQ/Evergreen International Bond               --              0.87%       0.00%       0.87%
 EQ/Evergreen Omega                            --              0.90%       0.00%       0.90%
 EQ/FI Mid Cap                                 --              0.81%      (0.06)%      0.75%
 EQ/GAMCO Mergers and Acquisitions             --              1.34%       0.00%       1.34%
 EQ/GAMCO Small Company Value                  --              1.13%       0.00%       1.13%
 EQ/International Core PLUS                  0.04%             0.94%      (0.05)%      0.89%
 EQ/International Growth                       --              1.37%       0.00%       1.37%
 EQ/JPMorgan Core Bond                         --              0.56%       0.00%       0.56%
 EQ/JPMorgan Value Opportunities               --              0.74%      (0.04)%      0.70%
 EQ/Large Cap Core PLUS                      0.02%             0.77%      (0.05)%      0.72%
 EQ/Large Cap Growth PLUS                    0.02%             0.76%      (0.04)%      0.72%
 EQ/Legg Mason Value Equity                    --              0.82%      (0.07)%      0.75%
 EQ/Long Term Bond                             --              0.53%       0.00%       0.53%
 EQ/Lord Abbett Growth and Income              --              0.81%      (0.06)%      0.75%
 EQ/Lord Abbett Large Cap Core                 --              0.86%      (0.11)%      0.75%
 EQ/Lord Abbett Mid Cap Value                  --              0.85%      (0.05)%      0.80%
 EQ/Marsico Focus                              --              0.98%      (0.08)%      0.90%
 EQ/Mid Cap Value PLUS                       0.02%             0.81%      (0.04)%      0.77%
-----------------------------------------------------------------------------------------------------


                       Risk/benefit summary: Charges and expenses you will pay 7

-----------------------------------------------------------------------------
                                       Management      12b-1      Other
 Portfolio Name                         Fees(2)       Fees(3)   Expenses(4)
-----------------------------------------------------------------------------
 EQ/Money Market                         0.32%           --      0.13%
 EQ/Montag & Caldwell Growth             0.75%         0.25%     0.15%
 EQ/PIMCO Real Return                    0.55%         0.25%     0.14%
 EQ/Short Duration Bond                  0.43%           --      0.15%
 EQ/Small Company Index                  0.25%           --      0.14%
 EQ/T. Rowe Price Growth Stock           0.79%         0.25%     0.14%
 EQ/UBS Growth and Income                0.75%         0.25%     0.16%
 EQ/Van Kampen Comstock                  0.65%           --      0.15%
 EQ/Van Kampen Emerging Markets Equity   1.11%           --      0.28%
 EQ/Van Kampen Mid Cap Growth            0.70%           --      0.15%
 EQ/Van Kampen Real Estate               0.90%           --      0.21%
-----------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
                                                             Total
                                             Acquired        Annual     Fee Waiv-
                                            Fund Fees       Expenses       ers        Net Annual
                                               and          (Before       and/or       Expenses
                                             Expenses       Expense      Expense       (After
                                           (Underlying      Limita-     Reimburse-     Expense
 Portfolio Name                           Portfolios) (5)    tions)      ments(6)    Limitations)
-----------------------------------------------------------------------------------------------------
 EQ/Money Market                                --           0.45%          --         0.45%
 EQ/Montag & Caldwell Growth                    --           1.15%        0.00%        1.15%
 EQ/PIMCO Real Return                           --           0.94%       (0.04)%       0.90%
 EQ/Short Duration Bond                         --           0.58%        0.00%        0.58%
 EQ/Small Company Index                         --           0.39%        0.00%        0.39%
 EQ/T. Rowe Price Growth Stock                  --           1.18%       (0.03)%       1.15%
 EQ/UBS Growth and Income                       --           1.16%       (0.11)%       1.05%
 EQ/Van Kampen Comstock                         --           0.80%       (0.05)%       0.75%
 EQ/Van Kampen Emerging Markets Equity          --           1.39%        0.00%        1.39%
 EQ/Van Kampen Mid Cap Growth                   --           0.85%       (0.05)%       0.80%
 EQ/Van Kampen Real Estate                      --           1.11%       (0.10)%       1.01%
-----------------------------------------------------------------------------------------------------


Notes


(1) Total Annual Expenses are based, in part, on estimated expense amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(2) The management fees shown for the Trusts reflect revised management fees, effective May 1, 2008, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.


(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policy. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.


(4) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(5) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limita tion in effect, "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:





     ---------------------------------------------
                   Portfolio name
     ---------------------------------------------
     Multimanager Aggressive Equity          0.72%
     ---------------------------------------------
     Multimanager Health Care                1.42%
     ---------------------------------------------
     Multimanager Large Cap Core Equity      1.09%
     ---------------------------------------------
     Multimanager Large Cap Growth           1.04%
     ---------------------------------------------
     Multimanager Large Cap Value            1.01%
     ---------------------------------------------
     Multimanager Mid Cap Growth             1.27%
     ---------------------------------------------
     Multimanager Mid Cap Value              1.28%
     ---------------------------------------------
     Multimanager Small Cap Growth           1.35%
     ---------------------------------------------
     Multimanager Small Cap Value            1.20%
     ---------------------------------------------
     Multimanager Technology                 1.42%
     ---------------------------------------------
     EQ/AllianceBernstein Common Stock       0.59%
     ---------------------------------------------
     EQ/AllianceBernstein Large Cap Growth   0.78%
     ---------------------------------------------
     EQ/AllianceBernstein Small Cap Growth   0.86%
     ---------------------------------------------
     EQ/AllianceBernstein Value              0.62%
     ---------------------------------------------
     EQ/Ariel Appreciation II                0.84%
     ---------------------------------------------
     EQ/BlackRock Basic Value Equity         0.67%
     ---------------------------------------------
     EQ/Evergreen Omega                      0.87%
     ---------------------------------------------
     EQ/GAMCO Mergers and Acquisitions       1.33%
     ---------------------------------------------
     EQ/GAMCO Small Company Value            1.10%
     ---------------------------------------------
     EQ/International Core PLUS              0.80%
     ---------------------------------------------


8 Risk/benefit summary: Charges and expenses you will pay

     ---------------------------------------------
                   Portfolio name
     ---------------------------------------------
     EQ/Large Cap Core PLUS                  0.58%
     ---------------------------------------------
     EQ/Large Cap Growth PLUS                0.57%
     ---------------------------------------------
     EQ/Legg Mason Value Equity              0.72%
     ---------------------------------------------
     EQ/Lord Abbett Growth and Income        0.73%
     ---------------------------------------------
     EQ/Lord Abbett Large Cap Core           0.74%
     ---------------------------------------------
     EQ/Lord Abbett Mid Cap Value            0.79%
     ---------------------------------------------
     EQ/Mid Cap Value PLUS                   0.56%
     ---------------------------------------------
     EQ/Montag & Caldwell Growth             1.13%
     ---------------------------------------------
     EQ/T. Rowe Price Growth Stock           0.87%
     ---------------------------------------------
     EQ/UBS Growth and Income                1.04%
     ---------------------------------------------
     EQ/Van Kampen Comstock                  0.74%
     ---------------------------------------------
     EQ/Van Kampen Mid Cap Growth            0.79%
     ---------------------------------------------



HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS


In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).


Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in-force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.



                       Risk/benefit summary: Charges and expenses you will pay 9

3. Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, "The Equitable Life Assurance Society of the United States"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.



--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com



--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------


1-704-540-9714


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------


You may register for online account access at www.AXA-Equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.


REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options;

(c)  changes in allocation percentages for premiums and deductions; and

(d)  electing the paid up death benefit guarantee.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through AXA-Equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to


10  Who is AXA Equitable?

emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured persons' names (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR SEPARATE ACCOUNT FP


Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.


Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Survivorship Incentive Life(SM) '02 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Survivorship Incentive Life(SM) '02 and other policies that Separate Account FP supports.


                                                       Who is AXA Equitable?  11

4.  About the Portfolios of the Trusts

--------------------------------------------------------------------------------


The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.



PORTFOLIOS OF THE TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                 o ClearBridge Advisors, LLC
                                                                                        o Legg Mason Capital Management, Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital      o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                              o Invesco Aim Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current        o Pacific Investment Management Company
                              income and capital appreciation.                            LLC
                                                                                        o Post Advisory Group, LL
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                 o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


12 About the Portfolios of the Trusts

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY                                                                          o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH                                                                               o TCW Investment Management Company
                                                                                      o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE                                                                                o Institutional Capital LLC
                                                                                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH                                                                               o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE     Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
                                                                                      o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Eagle Asset Management, Inc.
 GROWTH                                                                               o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Long-term growth of capital.                           o Franklin Advisory Services, LLC
 VALUE                                                                                o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                    Investment Manager (or Sub-Adviser(s), as
 PORTFOLIO NAME                Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                 o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.       o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 13

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          Investment Manager (or Sub-Adviser(s), as
PORTFOLIO NAME               Objective                                                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE       Seeks to increase value through bull markets and bear         o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY           markets using strategies that are designed to limit expo-
                             sure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,        o BlackRock Investment Management, LLC
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   Seeks to provide current income and long-term growth of       o BlackRock Investment Management
 VALUE                       income, accompanied by growth of capital.                       International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks to achieve a combination of growth and income to        o Boston Advisors, LLC
 INCOME                      achieve an above-average and consistent total return.                                                .
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.              o Calvert Asset Management Company, Inc
 RESPONSIBLE                                                                               o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Seeks to achieve long-term growth of capital.                 o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.                 o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH       Seeks to maximize current income.                             o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that          o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL   Seeks to achieve capital growth and current income.           o Evergreen Investment Management
 BOND                                                                                        Company, LLC
                                                                                           o First International Advisors, LLC (dba
                                                                                             "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.                    o Evergreen Investment Management
                                                                                             Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks to achieve long-term growth of capital.                 o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                        o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                       o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.                 o AXA Equitable
                                                                                           o Mellon Capital Management Corporation
                                                                                           o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND        Seeks to provide a high total return consistent with mod-     o JPMorgan Investment Management Inc.
                             erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.              o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-      o AXA Equitable
                             ondary objective to seek reasonable current income. For       o Institutional Capital LLC
                             purposes of this Portfolio, the words "reasonable current     o Mellon Capital Management Corporation
                             income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------


14 About the Portfolios of the Trusts

PORTFOLIOS OF THE TRUSTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                        Investment Manager (or Sub-Adviser(s), as
PORTFOLIO NAME                Objective                                                  applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      Seeks to provide long-term capital growth.                 o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o Mellon Capital Management Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY    Seeks to achieve long-term growth of capital.              o Legg Mason Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND             Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                              through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 INCOME                       income without excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 CORE                         income with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE  Seeks to achieve capital appreciation.                     o Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS              Seeks to achieve long-term growth of capital.              o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS         Seeks to achieve long-term capital appreciation.           o AXA Equitable
                                                                                         o Mellon Capital Management Corporation
                                                                                         o Wellington Management Company LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                              its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks to achieve maximum real return consistent with       o Pacific Investment Management Company,
                              preservation of real capital and prudent investment man-     LLC
                              agement.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks to achieve current income with reduced volatility of o BlackRock Financial Management, Inc.
                              principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                              deduction of Portfolio expenses) the total return of the
                              Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH       Seeks to achieve long-term capital appreciation and        o T. Rowe Price Associates, Inc.
 STOCK                        secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Seeks to achieve total return through capital appreciation o UBS Global Asset Management
                              with income as a secondary consideration.                    (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Seeks to achieve capital growth and income.                o Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING        Seeks to achieve long-term capital appreciation.           o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP         Seeks to achieve capital growth.                           o Morgan Stanley Investment Management Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE     Seeks to provide above average current income and long-    o Morgan Stanley Investment Management Inc.
                              term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                           About the Portfolios of the Trusts 15

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE
As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option, other than in
(iii) and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options.) See "Borrowing from your policy" later in this prospectus. Your "net account value " is the total of (i) and
(ii) above, plus any interest credited on the loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Risk/ benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your account value will be credited with the same returns as are achieved by the Portfolios or guaranteed interest option that you select, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

16  Determining your policy's value

6. Transferring your money among our investment options

--------------------------------------------------------------------------------
TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------
After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


HOW TO MAKE TRANSFERS


INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our AXA-Equitable.com Website and registering for online account access. The service may not always be available. The restrictions relating to online transfers are described below.


ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

o if you are both an insured person under a policy and its sole owner, by logging onto our Website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both an insured person and the sole owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.


For more information see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request may include multiple transfers). If you are unable to reach us via our Website, you should send a written transfer request to our Administrative Office.


TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation


                        Transferring your money among our investment options 17 that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.


18  Transferring your money among our investment options

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a terminal illness living benefit" below.


--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o   you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.


Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Survivorship Incentive Life(SM) '02 in 2002, the interest rate differential has not yet been eliminated under any in-force policy.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the younger insured's 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make


                                                        Accessing your money  19
for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of partial withdrawals, however, do not result in our deducting any portion of any then-remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if one of the insured persons has died and the surviving insured person has a terminal illness (as defined in the rider). We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk of the insured person(s) at that time, and we may decline to issue the rider.


If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy when the surviving insured person dies. (In your policy, we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" - that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We will also deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the surviving insured person becomes terminally ill.
--------------------------------------------------------------------------------

20  Accessing your money

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that each policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in each insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

A Survivorship Incentive Life(SM) '02 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and
(b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for "paid up" future benefits after the payment of seven equal annual premiums. ("Paid up" means no future premiums will be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option or certain other changes.


If your policy's benefits are ever reduced, the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, a change in death benefit option or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change), are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.


A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits, may impact the maximum amount of account value that may be maintained under the policy. If the cash value accumulation test applies, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, this may cause us to take action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT a modified endowment contract. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal


                                                             Tax information  21
could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS a modified endowment contract. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.


TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the surviving insured person if the payee has an insurable interest in the surviving insured person's life only because that insured person is a director, officer or employee of the payee or by reason of that insured person being financially interested in any trade or business carried on by the payee.


EFFECT OF POLICY SPLITS

Certain riders permit the splitting of a policy into two other individual policies on the lives of a husband and wife, upon a divorce or certain changes in the Federal estate tax law. This splitting of a policy could have adverse tax consequences, including, but not limited to, the recognition of taxable income in an amount up to any gain in the policy at the time of the split.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.


REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of



22  Tax information
life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. In the case of a 20% owner, a policy covering joint lives must cover the owner and such owner's spouse.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the surviving insured person, and that owner dies before the surviving insured person, the value of that owner's interest in the policy would be includable in that owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $2 million in 2006 through 2008 and ultimately to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $12,000 for 2008 (this amount is indexed annually for inflation) or less per year for each recipient.


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g. $1.12 million for 2003. Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS


Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or



                                                             Tax information  23
issued to a person having an insurable interest under applicable state law and with the insured persons' consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. Together, they provide guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.



ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the younger insured reaching age 100 and testing for policies issued on a special risk class basis.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.



FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES


In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.


The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, if available, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can



24  Tax information
continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We may have additional guidance from the IRS before 2009 at which time such rules could begin to apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of each insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.


                                                             Tax information  25

9. More information about policy features and benefits

--------------------------------------------------------------------------------

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

The basic Option A and Option B death benefits are described under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus.

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the surviving insured person's date of death by a percentage specified in your policy. The percentage depends on what the younger insured person's age was or would have been on that same date. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or
Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Age:*    30           35           40           50           60        70
  %:     829.1%       685.4%       567.3%       391.3%       273.5%    195.6%

         80           90           99 and over
  %      159.7%       127.5%       102%
--------------------------------------------------------------------------------

* The younger insured person's age for the policy year in which the surviving insured person dies.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Survivorship Incentive Life(SM) `02 policy to satisfy the definition of "life insurance contract" under Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, a cash value accumulation test or a guideline premium/cash value corridor test. Only the cash value accumulation test applies to the Survivorship Incentive Life(SM) `02 policy. Under this test, the death benefit must be large enough to ensure that the policy's cash surrender value (as computed under Section 7702(c) of the Code) is never larger than the net single premium needed to fund future policy benefits. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the last surviving insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the surviving insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the surviving insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" earlier in this prospectus.


GUARANTEE PREMIUM TEST FOR NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specific amounts of premiums. We refer to these two guarantees as our "no-lapse guarantee" and our "extended no-lapse guarantee," and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/ benefit summary: Policy features, benefits and risks" earlier in this prospectus.

GUARANTEE PREMIUM TEST. If your policy's net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or extended no-lapse guarantee options that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or extended no-lapse guarantees we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).


26  More information about policy features and benefits

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the no-lapse or extended no-lapse guarantees is set forth in your policy on a monthly basis, if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the ages and other insurance risk characteristics of the insured persons, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is eliminated, or if there is a change in any insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premium. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus.);

o   you terminate any additional benefit riders to your policy;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy's face amount, and not to the face amount or other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the number of years since the policy was issued. The factors are set forth in your policy. As a general matter, the factors change as the insured persons age so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" earlier in this prospectus), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," earlier in this prospectus. You should consult your tax advisor before making this election.


OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o estate protector -- This rider provides additional insurance during the first four policy years to cover the estimated estate taxes which may be incurred if the death benefit is included in the estate if both insureds die. The additional coverage equals a maximum of 122% of the base policy face amount. The rider is available if the issue age of the younger insured is age 70 or below.

o option to split upon divorce (prior rider) -- This rider (form no. R98-101 or state variation) enables the policy to be exchanged for two individual permanent life policies on each insured, each for an equal amount, upon divorce. No evidence of insurability is required for the exchange if the final divorce decree is in effect for at least six months, but not more than one year before the exchange takes place. The rider was available if the issue age of the older insured is age 85 or younger.

We add the following benefits automatically at no charge to each eligible policy:

o option to split policy upon divorce (current rider) -- This rider (form no. R05-60 or state variation) enables the policy to be exchanged for two individual permanent life policies on each insured, each for an equal amount, in the event of divorce, under the terms of the


                         More information about policy features and benefits 27 rider. The exchange may be done without evidence of insurability if it is requested in writing within 12 months of the date of divorce and the exchange occurs 24 months following the date of divorce. A request to exchange outside of these timeframes requires evidence of insurability on both insured persons. The rider is available if the issue age of the older insured is age 80 or younger.

o waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations) -- This endorsement waives the surrender charges otherwise applicable upon surrender or reduction in the face amount anytime there is no Federal Estate Tax in effect, beginning in 2011. (This benefit is not available for policies issued on or after February 1, 2006.)

o living benefits rider (see "Your option to receive a terminal illness living benefit" under "Accessing your money")

o option to split policy upon federal tax law change. This rider enables the policy to be exchanged for two separate individual permanent life policies on each insured, each for an equal amount, if the federal tax law is changed and results in a reduction of the federal estate tax marital deduction provision or a reduction in the maximum federal estate tax bracket to a rate below 25%. The rider is available if the issue age of the older insured is age 85 or younger.

o   accounting benefit endorsement (see below)

o paid up death benefit guarantee (see "Paid up death benefit guarantee" earlier in this section)

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued. Some benefits may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.


ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below, AXA Equitable will offer an Endorsement to your policy (the "Endorsement") that will refund or waive all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement will be offered where the following conditions are met:

o policies are corporately owned, or are "split-dollar" cases that are collaterally assigned to the company;

o the persons proposed to be insured are deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each policy is remitted to AXA Equitable by the employer; and

o the aggregate annualized first year planned periodic premium is at least $150,000 if a minimum of three policies is issued, each on the lives of different insured persons, and at least $500,000 if less than three policies are issued.

Eligible cases will be issued with the accounting benefit endorsement unless the policyowner requests us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policyowners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:


--------------------------------------------------------------------------------
                               Percent Of Premium     Percent Of Surrender
  Surrender In Policy Year     Deduction Refunded        Charges Waived
--------------------------------------------------------------------------------
             1                      100%                    100%
             2                       67%                     80%
             3                       33%                     60%
             4                       0%                      40%
             5                       0%                      20%
         6 and later                 0%                      0%
--------------------------------------------------------------------------------
For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

o 67% of the charges that had been deducted from premiums (i.e., the sales charge); and

o 80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced, nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy, nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher alternative death benefit as described in "Alternative higher death benefit in certain cases" earlier in this prospectus.


We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.

VARIATIONS AMONG SURVIVORSHIP INCENTIVE LIFE(SM) '02 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.


28  More information about policy features and benefits

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Survivorship Incentive Life(SM) '02 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Survivorship Incentive Life(SM) '02. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time while either insured person is alive. If no beneficiary is living when the surviving insured person dies, we will pay the death benefit proceeds in equal shares to that insured person's surviving children. If there are no surviving children, we will instead pay that insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time while either insured person is alive, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the surviving insured person has died. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. AXA Equitable or your financial professional can provide you with samples of such contracts on request.

--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "AXA Equitable Access Account(TM)") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by mailing it to our Administrative Office with a written request to cancel within 10 days after you receive it (or such longer period as required under state law). Your cancellation request must be postmarked within 10 days of receipt and your coverage will terminate as of the date of the postmark.


In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest, In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.


Your policy will set forth the length of your "free look" period.


In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.



                         More information about policy features and benefits  29

10. More information about certain policy charges

--------------------------------------------------------------------------------
DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."


TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

o PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We may increase this charge higher than 8%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 5% after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's characteristics. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $1.78 and $10.32 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning after the sixth policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus).

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first 10 policy years, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.


o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct



30 More information about certain policy charges up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.



PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the younger insured is attained age 100), we currently deduct $7 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. In addition, we deduct between $0.07 and $0.20 per $1,000 of your initial base policy face amount at the beginning of each policy month in the first ten policy years. Currently, on a non-guaranteed basis, this per $1,000 administrative charge is reduced in years six through ten for policies where:
(a) the current base policy face amount is $25 million or more; (b) both insureds are currently standard non-tobacco users without flat extras or preferred non-tobacco users; and (c) the sum of the insureds issue ages is less than 99. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on the individual characteristics of each insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the surviving insured died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured persons' increasing age.

On a guaranteed basis, we deduct between $0.00008 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the younger insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Survivorship Incentive Life(SM) '02 policies are based on the 1980 Commissioner's Standard Ordinary SD Smoker and ND Non-Smoker Mortality Table. For all other policies, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies) if an insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).


You may generally ask us to review the tobacco habits of either or both insured persons in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of change to non-tobacco user rates. However, cost of insurance rates depend on the rating classification of both insured persons even if only one survives at the time of application for change.


The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria with respect to both insured persons or the surviving insured person other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.


Similarly, after the first policy year, you may generally request us to review the rating of either or both insured persons to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Future (2009 or Later) increases in benefits or coverage, addition of riders, or certain other policy changes" under "Possibility of future tax changes and other tax information" in "Tax information" earlier in this prospectus.


The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Both guaranteed and current cost of insurance rates are computed on a joint life basis, even after the death of the first insured person. In other words, the cost of insurance rates are not affected by the death of the first insured to die.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.


                               More information about certain policy charges  31

o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.90% of the value in your policy's variable investment options during the first fifteen policy years, and in policy year 16 and thereafter at an annual rate of 0.60% of the value in your policy's variable investment options up to $250,000 and 0.30% of the value in your policy's variable investment options over $250,000, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.90%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.


OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o OPTION TO SPLIT UPON DIVORCE (PRIOR RIDER). If you chose this rider (form no. R98-101 or state variation) , we deduct an amount from your policy account value each month while the rider is in effect. This amount is $0.07 per $1,000 of base policy face amount. For policies issued with rider form no. R05-60, or state variation, there is no charge for this rider.

o ESTATE PROTECTOR. If you choose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $6.85 per $1,000 of rider death benefit on a guaranteed basis. For some insured persons at some ages, the current monthly charges per $1,000 are lower than the maximum monthly charges per $1,000. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.10% to 1.40%.


o   12b-1 fees of 0.25% (not applicable to all portfolios).

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


32  More information about certain policy charges

11.  More information about procedures that apply to your policy

--------------------------------------------------------------------------------
This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.


PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o   withdrawals

o   face amount decreases that result from a withdrawal

o   surrenders

o transfers from a variable investment option to the guaranteed interest option


o   transfers among variable investment options

o   termination of paid up death benefit guarantee

o   tax withholding elections

o   changes of allocation percentages for premium payments or monthly deductions


o   changes of owner


o   changes of beneficiary

o   changes in form of death benefit payment

o   loans

o   assignments

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o   decreases in face amount

o   changes in death benefit option

o   restoration of terminated policies

o   election of paid up death benefit guarantee

o   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the surviving insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


                 More information about procedures that apply to your policy  33

o If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy and receive your minimum initial premium. This will insure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) both insured persons are still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured persons. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider an insured person's "age" during any year of the policy to be his or her age on his or her birthday nearest to the beginning of the policy year. For example, an insured person's age for the entire first year of a policy ("age at issue") is that person's age on whichever birthday (i.e., before or after) is closer to the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the names of the insured persons, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


34  More information about procedures that apply to your policy

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GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Survivorship Incentive Life(SM) '02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Survivorship Incentive Life(SM) '02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Survivorship Incentive Life(SM) '02 policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a survivorship universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.


                 More information about procedures that apply to your policy  35

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT
Our general account assets support all of our obligations, (including those under the Survivorship Incentive Life(SM) '02 policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

The general account has not been registered and is not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR ACCOUNT VALUE


TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.


Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the surviving insured person's death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate for programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us policy owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disrup-



36  More information about other matters

tive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer under the policy for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TELEPHONE AND INTERNET REQUESTS


If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."


Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the sole owner of the policy and an insured person, or through AXA-Equitable.com if you are the individual owner:

o   changes of premium allocation percentages


o   changes of address

o   request forms and statements


o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o enroll for electronic delivery of policy statements through AXA-Equitable.com


o   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to enroll in AXA-Equitable.com or use ACH payments via AXA Equitable VOICE IT, you must first agree to the terms and conditions set forth in our AXA-Equitable.com Online Services Agreement or our AXA Equitable VOICE IT Terms and Conditions, which you can find at our Website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through AXA-Equitable.com or AXA Equitable VOICE IT from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to AXA-Equitable.com or AXA Equitable VOICE IT if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).


Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.



SUICIDE AND CERTAIN MISSTATEMENTS

If a surviving insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.


                                        More information about other matters  37

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If an insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Survivorship Incentive Life(SM) '02 from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with all applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.



38  More information about other matters

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

Premium-based compensation paid by AXA Equitable to AXA Advisors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later.

Premium-based compensation paid by AXA Equitable to AXA Distributors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 3% of all other premiums you pay in your policy's first year; plus 3% of all premiums you pay in policy years two and later.

We may substitute a form of asset-based compensation for premium-based compensation after the first policy year.

The sales compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Survivorship Incentive Life(SM) '02 on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered


                                        More information about other matters  39
material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.


40  More information about other matters

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13. Financial statements of Separate Account FP and AXA Equitable

--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.


               Financial statements of Separate Account FP and AXA Equitable  41

14.  Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of the hypothetical insured persons as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured persons under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) both insured persons' characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2007 (or expected to be incurred in 2008, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses of all of the available Portfolios (based upon the aggregate assets in the Portfolios at the end of 2007). If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios (currently, this type of illustration is limited to a combination of up to five of the available underlying portfolios). A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements the values in the personalized illustrations would be lower.

You can request an arithmetic illustration as well any of the other illustrations described above. Appendix I to the prospectus contains an arithmetic hypothetical illustration.


42  Personalized illustrations

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A and death benefit option B. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for insured persons who are a male in the preferred, non-tobacco user underwriting risk class who is age 55 when the policy is issued and a female in the preferred, non-tobacco user underwriting risk class who is age 50 when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e. before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. You should consider that many forecasters are calling for somewhat lower returns in the years ahead. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (0.98)%, 4.96% and 10.91%. These net annual rates of return do not reflect the mortality and expense risk charge or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options. The tables headed "Using Current Charges" assume that the current rates for all charges deducted by AXA Equitable will apply in each year illustrated, including AXA Equitable's currently planned reduction in the policy's mortality and expense risk charge after the 15th policy year. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no decreases in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.67%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.31%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.


                                      Appendix I: Hypothetical illustrations I-1

SURVIVORSHIP INCENTIVE LIFE '02
$4,000,000 FACE AMOUNT



MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL

INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $43,630 *

USING CURRENT CHARGES




                                        Death Benefit
                         -------------------------------------------
             Premiums            Assuming Hypothetical Gross
 End of    Accumulated          Annual Investment Return of:
 Policy   At 5% Interest -------------------------------------------
  Year       Per Year        0% Gross       6% Gross     12% Gross
-------- --------------- --------------- ------------- -------------
     1      $   45,812     $ 4,000,000    $4,000,000    $ 4,000,000
     2      $   93,914     $ 4,000,000    $4,000,000    $ 4,000,000
     3      $  144,421     $ 4,000,000    $4,000,000    $ 4,000,000
     4      $  197,453     $ 4,000,000    $4,000,000    $ 4,000,000
     5      $  253,137     $ 4,000,000    $4,000,000    $ 4,000,000
     6      $  311,606     $ 4,000,000    $4,000,000    $ 4,000,000
     7      $  372,998     $ 4,000,000    $4,000,000    $ 4,000,000
     8      $  437,459     $ 4,000,000    $4,000,000    $ 4,000,000
     9      $  505,143     $ 4,000,000    $4,000,000    $ 4,000,000
    10      $  576,212     $ 4,000,000    $4,000,000    $ 4,000,000
    15      $  988,546     $ 4,000,000    $4,000,000    $ 4,000,000
    20      $1,514,801     $ 4,000,000    $4,000,000    $ 4,638,480
    25      $2,186,450     $ 4,000,000    $4,000,000    $ 6,975,729
    30      $3,043,663     $ 4,000,000    $4,000,000    $10,954,860
    35      $4,137,709     $ 4,000,000    $4,309,229    $16,589,087
    40      $5,534,019     $ 4,000,000    $4,824,309    $23,317,601
    45      $7,316,104              **    $5,392,822    $32,980,850
    50      $9,590,546              **    $6,120,982    $47,695,858



                       Account Value                       Net Cash Surrender Value
         ----------------------------------------- -----------------------------------------
                Assuming Hypothetical Gross               Assuming Hypothetical Gross
               Annual Investment Return of:              Annual Investment Return of:
 End of  ----------------------------------------- -----------------------------------------
 Policy
  Year      0% Gross      6% Gross     12% Gross      0% Gross      6% Gross     12% Gross
-------- ------------- ------------- ------------- ------------- ------------- -------------
     1     $  34,984    $   37,206    $    39,434    $   5,307    $    7,529    $     9,756
     2     $  69,176    $   75,763    $    82,629    $  39,498    $   46,086    $    52,952
     3     $ 102,378    $  115,510    $   129,739    $  72,700    $   85,833    $   100,062
     4     $ 134,570    $  156,455    $   181,112    $ 104,893    $  126,778    $   151,435
     5     $ 165,728    $  198,606    $   237,134    $ 136,051    $  168,929    $   207,456
     6     $ 195,911    $  242,054    $   298,313    $ 166,234    $  212,377    $   268,636
     7     $ 225,283    $  287,005    $   365,324    $ 203,025    $  264,747    $   343,067
     8     $ 253,911    $  333,575    $   438,808    $ 239,072    $  318,736    $   423,969
     9     $ 281,898    $  381,922    $   519,505    $ 274,478    $  374,503    $   512,086
    10     $ 309,471    $  432,338    $   608,355    $ 309,471    $  432,338    $   608,355
    15     $ 460,289    $  741,359    $ 1,234,109    $ 460,289    $  741,359    $ 1,234,109
    20     $ 603,526    $1,139,533    $ 2,296,277    $ 603,526    $1,139,533    $ 2,296,277
    25     $ 720,333    $1,626,586    $ 4,032,213    $ 720,333    $1,626,586    $ 4,032,213
    30     $ 780,853    $2,209,255    $ 6,821,208    $ 780,853    $2,209,255    $ 6,821,208
    35     $ 718,046    $2,894,042    $11,141,092    $ 718,046    $2,894,042    $11,141,092
    40     $ 450,481    $3,691,131    $17,840,552    $ 450,481    $3,691,131    $17,840,552
    45            **    $4,669,110    $28,554,849           **    $4,669,110    $28,554,849
    50            **    $6,000,963    $46,760,645           **    $6,000,963    $46,760,645


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


I-2 Appendix I: Hypothetical illustrations

SURVIVORSHIP INCENTIVE LIFE '02
$4,000,000 FACE AMOUNT



MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL


INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $43,630 *


USING GUARANTEED CHARGES




                                         Death Benefit
                         ---------------------------------------------
             Premiums             Assuming Hypothetical Gross
 End of    Accumulated           Annual Investment Return of:
 Policy   At 5% Interest ---------------------------------------------
  Year       Per Year        0% Gross        6% Gross      12% Gross
-------- --------------- --------------- --------------- -------------
     1      $   45,812     $ 4,000,000     $ 4,000,000    $ 4,000,000
     2      $   93,914     $ 4,000,000     $ 4,000,000    $ 4,000,000
     3      $  144,421     $ 4,000,000     $ 4,000,000    $ 4,000,000
     4      $  197,453     $ 4,000,000     $ 4,000,000    $ 4,000,000
     5      $  253,137     $ 4,000,000     $ 4,000,000    $ 4,000,000
     6      $  311,606     $ 4,000,000     $ 4,000,000    $ 4,000,000
     7      $  372,998     $ 4,000,000     $ 4,000,000    $ 4,000,000
     8      $  437,459     $ 4,000,000     $ 4,000,000    $ 4,000,000
     9      $  505,143     $ 4,000,000     $ 4,000,000    $ 4,000,000
    10      $  576,212     $ 4,000,000     $ 4,000,000    $ 4,000,000
    15      $  988,546     $ 4,000,000     $ 4,000,000    $ 4,000,000
    20      $1,514,801     $ 4,000,000     $ 4,000,000    $ 4,024,157
    25      $2,186,450     $ 4,000,000     $ 4,000,000    $ 5,511,383
    30      $3,043,663              **     $ 4,000,000    $ 7,513,505
    35      $4,137,709              **              **    $ 9,131,257
    40      $5,534,019              **              **    $10,008,330
    45      $7,316,104              **              **    $11,239,492
    50      $9,590,546              **              **    $13,816,698



                       Account Value                       Net Cash Surrender Value
         ----------------------------------------- -----------------------------------------
                Assuming Hypothetical Gross               Assuming Hypothetical Gross
               Annual Investment Return of:              Annual Investment Return of:
 End of  ----------------------------------------- -----------------------------------------
 Policy
  Year      0% Gross      6% Gross     12% Gross      0% Gross      6% Gross     12% Gross
-------- ------------- ------------- ------------- ------------- ------------- -------------
     1     $  34,984     $  37,206    $    39,434    $   5,307     $   7,529    $     9,756
     2     $  69,140     $  75,727    $    82,592    $  39,463     $  46,049    $    52,914
     3     $ 102,291     $ 115,419    $   129,643    $  72,614     $  85,741    $    99,965
     4     $ 134,379     $ 156,251    $   180,894    $ 104,702     $ 126,574    $   151,217
     5     $ 165,328     $ 198,175    $   236,670    $ 135,650     $ 168,497    $   206,993
     6     $ 195,043     $ 241,120    $   297,309    $ 165,366     $ 211,443    $   267,632
     7     $ 223,427     $ 285,011    $   363,185    $ 201,169     $ 262,753    $   340,927
     8     $ 250,360     $ 329,748    $   434,693    $ 235,522     $ 314,909    $   419,854
     9     $ 275,711     $ 375,218    $   512,266    $ 268,292     $ 367,799    $   504,846
    10     $ 299,315     $ 421,273    $   596,358    $ 299,315     $ 421,273    $   596,358
    15     $ 401,543     $ 674,260    $ 1,158,725    $ 401,543     $ 674,260    $ 1,158,725
    20     $ 400,120     $ 890,014    $ 1,992,157    $ 400,120     $ 890,014    $ 1,992,157
    25     $ 184,783     $ 963,197    $ 3,185,771    $ 184,783     $ 963,197    $ 3,185,771
    30            **     $ 620,532    $ 4,678,397           **     $ 620,532    $ 4,678,397
    35            **            **    $ 6,132,476           **            **    $ 6,132,476
    40            **            **    $ 7,657,483           **            **    $ 7,657,483
    45            **            **    $ 9,731,162           **            **    $ 9,731,162
    50            **            **    $13,545,782           **            **    $13,545,782


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                      Appendix I: Hypothetical illustrations I-3

SURVIVORSHIP INCENTIVE LIFE '02
$4,000,000 FACE AMOUNT



MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING

INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $43.630 *

USING CURRENT CHARGES




                                        Death Benefit
                         -------------------------------------------
             Premiums            Assuming Hypothetical Gross
 End of    Accumulated          Annual Investment Return of:
 Policy   At 5% Interest -------------------------------------------
  Year       Per Year        0% Gross       6% Gross     12% Gross
-------- --------------- --------------- ------------- -------------
     1      $   45,812     $ 4,034,983    $4,037,205    $ 4,039,432
     2      $   93,914     $ 4,069,167    $4,075,753    $ 4,082,619
     3      $  144,421     $ 4,102,348    $4,115,476    $ 4,129,700
     4      $  197,453     $ 4,134,499    $4,156,372    $ 4,181,014
     5      $  253,137     $ 4,165,588    $4,198,434    $ 4,236,925
     6      $  311,606     $ 4,195,668    $4,241,745    $ 4,297,924
     7      $  372,998     $ 4,224,907    $4,286,510    $ 4,364,676
     8      $  437,459     $ 4,253,373    $4,332,838    $ 4,437,804
     9      $  505,143     $ 4,281,173    $4,380,890    $ 4,518,040
    10      $  576,212     $ 4,308,551    $4,430,974    $ 4,606,337
    15      $  988,546     $ 4,457,497    $4,736,404    $ 5,225,204
    20      $1,514,801     $ 4,597,099    $5,125,795    $ 6,266,707
    25      $2,186,450     $ 4,705,695    $5,589,308    $ 7,960,281
    30      $3,043,663     $ 4,745,198    $6,100,091    $10,727,502
    35      $4,137,709     $ 4,633,706    $6,571,350    $16,253,163
    40      $5,534,019     $ 4,295,414    $6,891,730    $22,852,558
    45      $7,316,104              **    $6,952,854    $32,329,021
    50      $9,590,546              **    $6,944,185    $49,409,214



                       Account Value                       Net Cash Surrender Value
         ----------------------------------------- -----------------------------------------
                Assuming Hypothetical Gross               Assuming Hypothetical Gross
               Annual Investment Return of:              Annual Investment Return of:
 End of  ----------------------------------------- -----------------------------------------
 Policy
  Year      0% Gross      6% Gross     12% Gross      0% Gross      6% Gross     12% Gross
-------- ------------- ------------- ------------- ------------- ------------- -------------
     1     $  34,983    $   37,205    $    39,432    $   5,306    $    7,527    $     9,755
     2     $  69,167    $   75,753    $    82,619    $  39,489    $   46,076    $    52,941
     3     $ 102,348    $  115,476    $   129,700    $  72,671    $   85,799    $   100,023
     4     $ 134,499    $  156,372    $   181,014    $ 104,822    $  126,694    $   151,337
     5     $ 165,588    $  198,434    $   236,925    $ 135,910    $  168,757    $   207,247
     6     $ 195,668    $  241,745    $   297,924    $ 165,990    $  212,068    $   268,247
     7     $ 224,907    $  286,510    $   364,676    $ 202,650    $  264,252    $   342,418
     8     $ 253,373    $  332,838    $   437,804    $ 238,535    $  318,000    $   422,965
     9     $ 281,173    $  380,890    $   518,040    $ 273,754    $  373,471    $   510,621
    10     $ 308,551    $  430,974    $   606,337    $ 308,551    $  430,974    $   606,337
    15     $ 457,497    $  736,404    $ 1,225,204    $ 457,497    $  736,404    $ 1,225,204
    20     $ 597,099    $1,125,795    $ 2,266,707    $ 597,099    $1,125,795    $ 2,266,707
    25     $ 705,695    $1,589,308    $ 3,960,281    $ 705,695    $1,589,308    $ 3,960,281
    30     $ 745,198    $2,100,091    $ 6,679,640    $ 745,198    $2,100,091    $ 6,679,640
    35     $ 633,706    $2,571,350    $10,915,489    $ 633,706    $2,571,350    $10,915,489
    40     $ 295,414    $2,891,730    $17,484,742    $ 295,414    $2,891,730    $17,484,742
    45            **    $2,952,854    $27,990,495           **    $2,952,854    $27,990,495
    50            **    $2,944,185    $45,409,214           **    $2,944,185    $45,409,214


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


I-4 Appendix I: Hypothetical illustrations

SURVIVORSHIP INCENTIVE LIFE '02
$4,000,000 FACE AMOUNT



MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING


INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $43.630 *


USING GUARANTEED CHARGES




                                          Death Benefit
                         -----------------------------------------------
             Premiums              Assuming Hypothetical Gross
 End of    Accumulated            Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------------
  Year       Per Year        0% Gross        6% Gross       12% Gross
-------- --------------- --------------- --------------- ---------------
     1      $   45,812     $ 4,034,983     $ 4,037,205     $ 4,039,432
     2      $   93,914     $ 4,069,131     $ 4,075,717     $ 4,082,581
     3      $  144,421     $ 4,102,261     $ 4,115,384     $ 4,129,604
     4      $  197,453     $ 4,134,305     $ 4,156,164     $ 4,180,792
     5      $  253,137     $ 4,165,176     $ 4,197,990     $ 4,236,446
     6      $  311,606     $ 4,194,767     $ 4,240,770     $ 4,296,868
     7      $  372,998     $ 4,222,961     $ 4,284,399     $ 4,362,385
     8      $  437,459     $ 4,249,619     $ 4,328,739     $ 4,433,325
     9      $  505,143     $ 4,274,587     $ 4,373,632     $ 4,510,031
    10      $  576,212     $ 4,297,672     $ 4,418,865     $ 4,592,835
    15      $  988,546     $ 4,393,642     $ 4,660,327     $ 5,133,856
    20      $1,514,801     $ 4,374,142     $ 4,832,651     $ 5,863,254
    25      $2,186,450     $ 4,128,502     $ 4,782,463     $ 6,736,946
    30      $3,043,663              **     $ 4,188,682     $ 7,529,819
    35      $4,137,709              **              **     $ 7,744,730
    40      $5,534,019              **              **     $ 6,458,032
    45      $7,316,104              **              **              **
    50      $9,590,546              **              **              **



                        Account Value                         Net Cash Surrender Value
         ------------------------------------------- -------------------------------------------
                 Assuming Hypothetical Gross                 Assuming Hypothetical Gross
                Annual Investment Return of:                Annual Investment Return of:
 End of  ------------------------------------------- -------------------------------------------
 Policy
  Year      0% Gross      6% Gross      12% Gross       0% Gross      6% Gross      12% Gross
-------- ------------- ------------- --------------- ------------- ------------- ---------------
     1     $  34,983     $  37,205     $    39,432     $   5,306     $   7,527     $     9,755
     2     $  69,131     $  75,717     $    82,581     $  39,454     $  46,039     $    52,904
     3     $ 102,261     $ 115,384     $   129,604     $  72,584     $  85,707     $    99,926
     4     $ 134,305     $ 156,164     $   180,792     $ 104,628     $ 126,487     $   151,115
     5     $ 165,176     $ 197,990     $   236,446     $ 135,499     $ 168,313     $   206,768
     6     $ 194,767     $ 240,770     $   296,868     $ 165,089     $ 211,093     $   267,191
     7     $ 222,961     $ 284,399     $   362,385     $ 200,703     $ 262,141     $   340,127
     8     $ 249,619     $ 328,739     $   433,325     $ 234,780     $ 313,901     $   418,486
     9     $ 274,587     $ 373,632     $   510,031     $ 267,168     $ 366,212     $   502,611
    10     $ 297,672     $ 418,865     $   592,835     $ 297,672     $ 418,865     $   592,835
    15     $ 393,642     $ 660,327     $ 1,133,856     $ 393,642     $ 660,327     $ 1,133,856
    20     $ 374,142     $ 832,651     $ 1,863,254     $ 374,142     $ 832,651     $ 1,863,254
    25     $ 128,502     $ 782,463     $ 2,736,946     $ 128,502     $ 782,463     $ 2,736,946
    30            **     $ 188,682     $ 3,529,819            **     $ 188,682     $ 3,529,819
    35            **            **     $ 3,744,730            **            **     $ 3,744,730
    40            **            **     $ 2,458,032            **            **     $ 2,458,032
    45            **            **              **            **            **              **
    50            **            **              **            **            **              **


----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                      Appendix I: Hypothetical illustrations I-5

Requesting more information

--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2008, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's Website at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                            Page
Who is AXA Equitable?......................................................... 2
Ways we pay policy proceeds................................................... 2
Distribution of the policies.................................................. 2
Underwriting a policy......................................................... 2
Insurance regulation that applies to AXA Equitable............................ 2
Custodian and independent registered public accounting firm................... 2
Financial statements.......................................................... 3






















                                                                       811-04335

Survivorship Incentive Life(SM) '02
Survivorship Incentive Life(SM)

Flexible premium "second to die" variable life insurance policies issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2008


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Survivorship Incentive Life(SM) '02 and Survivorship Incentive Life(SM) prospectuses, dated May 1, 2008. Those prospectuses provide detailed information concerning the policies and the variable investment options, as well as the guaranteed interest option, that fund the policies. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each prospectus is available free of charge by writing the Administrative office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 and requesting through our AXA Equitable VOICE IT interactive telephone, or by contacting your financial professional.

TABLE OF CONTENTS

Who is AXA Equitable?.......................................................2
Ways we pay policy proceeds.................................................2
Distribution of the policies................................................2
Underwriting a policy.......................................................2
Insurance regulation that applies to AXA Equitable..........................2
Custodian and independent registered public
     accounting firm........................................................2
Financial statements........................................................3


 Copyright 2008 AXA Equitable Life Insurance Company, New York, New York 10104.
   All rights reserved. Survivorship Incentive Life(SM) '02 and Survivorship Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.



                                                                          x01940

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.


DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2007, 2006, and 2005, AXA Advisors was paid an administrative services fee of $325,380. AXA Equitable paid AXA Advisors as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $731,920,627 in 2007, $672,531,658 in 2006 and $588,734,659 in 2005. Of these,
AXA Advisors retained $386,036,299, $339,484,801 and $293,075,553, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors (or EDI, as applicable) as the distributor of certain contracts, including these policies, and as the principal underwriter of several AXA Equitable's separate accounts, including Separate Account FP, $1,007,208,067 in 2007, $694,578,570 in 2006 and $561,166,840 in
2005. Of these, AXA Distributors (or EDI, as applicable) retained $95,562,846, $88,941,713 and $120,349,631, respectively.



UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class each insured should be placed. Risk factors that are considered for these determinations are: (i) each insured's age; (ii) whether one or both of the insureds use tobacco or not; and (iii) the admitted medical history of each insured. Many other factors make up the overall evaluation of each individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007...................A-3
   Statements of Operations for the Year Ended December 31, 2007............A-24
Statements of Changes in Net Assets for the Years Ended December 31, 2007
    and 2006................................................................A-35
   Notes to Financial Statements............................................A-60


AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006...................F-4
Consolidated Statements of Earnings, Years Ended December 31, 2007, 2006
    and 2005.................................................................F-5
Consolidated Statements of Shareholder's Equity and Comprehensive Income,
Years Ended December 31, 2007, 2006
    and 2005.................................................................F-6
Consolidated Statements of Cash Flows, Years Ended December 31, 2007, 2006
    and 2005.................................................................F-7
     Notes to Consolidated Financial Statements..............................F-9

           REPEORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                          AXA Aggressive  AXA Conservative AXA Conservative-Plus
                                                            Allocation       Allocation         Allocation
                                                         ---------------  ---------------  ---------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    98,142,186  $    10,472,481  $          12,907,983
Receivable for The Trusts shares sold .................               --              424                     --
Receivable for policy-related transactions ............               --               --                  3,693
                                                         ---------------  ---------------  ---------------------
  Total assets ........................................       98,142,186       10,472,905             12,911,676
                                                         ---------------  ---------------  ---------------------
Liabilities:
Payable for The Trusts shares purchased ...............           54,221               --                  2,232
Payable for policy-related transactions ...............           38,098              421                     --
                                                         ---------------  ---------------  ---------------------
  Total liabilities ...................................           92,319              421                  2,232
                                                         ---------------  ---------------  ---------------------
Net Assets ............................................  $    98,049,867  $    10,472,484  $          12,909,444
                                                         ===============  ===============  =====================
Net Assets:
Accumulation Units ....................................       97,768,275       10,469,620             12,905,021
Accumulation nonunitized ..............................               --               --                     --
Retained by AXA Equitable in Separate Account FP ......          281,592            2,864                  4,423
                                                         ---------------  ---------------  ---------------------
Total net assets ......................................  $    98,049,867  $    10,472,484  $          12,909,444
                                                         ===============  ===============  =====================
Investments in shares of The Trusts, at cost ..........  $    98,749,615  $    10,642,789  $          13,105,240
The Trusts shares held
 Class A ..............................................        5,132,706          826,989                944,090
 Class B ..............................................        1,552,837          133,672                169,541

                                                              AXA Moderate         AXA Moderate-Plus      EQ/AllianceBernstein
                                                               Allocation              Allocation             Common Stock
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $        1,489,594,465  $          261,201,578  $        2,345,459,965
Receivable for The Trusts shares sold .................                 324,031                      --                 883,214
Receivable for policy-related transactions ............                      --                 346,744                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................           1,489,918,496             261,548,322           2,346,343,179
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                 315,211                      --
Payable for policy-related transactions ...............               1,038,709                      --               1,282,731
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................               1,038,709                 315,211               1,282,731
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $        1,488,879,787  $          261,233,111  $        2,345,060,448
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................           1,483,913,921             261,181,420           2,337,236,914
Accumulation nonunitized ..............................               3,383,712                      --               6,153,750
Retained by AXA Equitable in Separate Account FP ......               1,582,154                  51,691               1,669,784
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $        1,488,879,787  $          261,233,111  $        2,345,060,448
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $        1,236,815,491  $          258,222,357  $        2,253,584,263
The Trusts shares held
 Class A ..............................................              81,413,779              13,953,877             105,069,996
 Class B ..............................................               5,724,163               4,773,758              10,713,119


                                                          EQ/AllianceBernstein
                                                              Intermediate
                                                               Government
                                                               Securities
                                                         ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          144,264,334
Receivable for The Trusts shares sold .................                 708,709
Receivable for policy-related transactions ............                      --
                                                         ----------------------
  Total assets ........................................             144,973,043
                                                         ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --
Payable for policy-related transactions ...............               1,239,256
                                                         ----------------------
  Total liabilities ...................................               1,239,256
                                                         ----------------------
Net Assets ............................................  $          143,733,787
                                                         ======================
Net Assets:
Accumulation Units ....................................             143,089,505
Accumulation nonunitized ..............................                 193,582
Retained by AXA Equitable in Separate Account FP ......                 450,700
                                                         ----------------------
Total net assets ......................................  $          143,733,787
                                                         ======================
Investments in shares of The Trusts, at cost ..........  $          145,622,593
The Trusts shares held
 Class A ..............................................              11,420,952
 Class B ..............................................               3,179,379

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                  EQ/AllianceBernstein
                                                          EQ/AllianceBernstein          Large Cap
                                                              International              Growth
                                                         ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          862,791,291  $          118,476,126
Receivable for The Trusts shares sold .................                  66,195                  56,625
Receivable for policy-related transactions ............                      --                      --
                                                         ----------------------  ----------------------
  Total assets ........................................             862,857,486             118,532,751
                                                         ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                      --
Payable for policy-related transactions ...............                   8,195                  61,791
                                                         ----------------------  ----------------------
  Total liabilities ...................................                   8,195                  61,791
                                                         ----------------------  ----------------------
Net Assets ............................................  $          862,849,291  $          118,470,960
                                                         ======================  ======================
Net Assets:
Accumulation Units ....................................             860,430,203             118,415,459
Accumulation nonunitized ..............................                 833,494                      --
Retained by AXA Equitable in Separate Account FP ......               1,585,594                  55,501
                                                         ----------------------  ----------------------
Total net assets ......................................  $          862,849,291  $          118,470,960
                                                         ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          587,059,327  $           95,192,168
The Trusts shares held
 Class A ..............................................              52,585,023                 831,686
 Class B ..............................................               7,137,927              12,680,372


                                                                                  EQ/AllianceBernstein
                                                          EQ/AllianceBernstein          Small Cap         EQ/AllianceBernstein
                                                              Quality Bond               Growth                  Value
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          131,890,338  $          250,718,900  $          775,088,062
Receivable for The Trusts shares sold .................                      --                 796,985               1,227,496
Receivable for policy-related transactions ............                      --                      --                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................             131,890,338             251,515,885             776,315,558
                                                         ----------------------  ----------------------  ----------------------
Liabilities:

Payable for The Trusts shares purchased ...............                  13,298                      --                      --
Payable for policy-related transactions ...............                  24,103                 829,706               1,509,939
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                  37,401                 829,706               1,509,939
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $          131,852,937  $          250,686,179  $          774,805,619
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................             131,672,528             250,618,334             773,627,688
Accumulation nonunitized ..............................                 123,573                      --                 318,101
Retained by AXA Equitable in Separate Account FP ......                  56,836                  67,845                 859,830
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $          131,852,937  $          250,686,179  $          774,805,619
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          134,108,233  $          216,272,681  $          808,262,782
The Trusts shares held

 Class A ..............................................              10,172,422              11,175,015              40,683,113
 Class B ..............................................               3,111,278               4,265,309              13,657,427


                                                                                          EQ/AXA
                                                                                      Rosenberg VIT
                                                                 EQ/Ariel              Value Long/
                                                             Appreciation II          Short Equity
                                                         ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $              704,228  $           16,080,733
Receivable for The Trusts shares sold .................                      --                      --
Receivable for policy-related transactions ............                     159                 126,351
                                                         ----------------------  ----------------------
  Total assets ........................................                 704,387              16,207,084
                                                         ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                     151                 109,405
Payable for policy-related transactions ...............                      --                      --
                                                         ----------------------  ----------------------
  Total liabilities ...................................                     151                 109,405
                                                         ----------------------  ----------------------
Net Assets ............................................  $              704,236  $           16,097,679
                                                         ======================  ======================
Net Assets:
Accumulation Units ....................................                 704,236              15,725,436
Accumulation nonunitized ..............................                      --                      --
Retained by AXA Equitable in Separate Account FP ......                      --                 372,243
                                                         ----------------------  ----------------------
Total net assets ......................................  $              704,236  $           16,097,679
                                                         ======================  ======================
Investments in shares of The Trusts, at cost ..........  $              766,041  $           16,164,771
The Trusts shares held
 Class A ..............................................                  42,173                   9,471
 Class B ..............................................                  22,221               1,490,597

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                              EQ/BlackRock           EQ/BlackRock
                                                               Basic Value           International         EQ/Boston Advisors
                                                                 Equity                  Value                Equity Income
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          202,867,811  $          213,660,383  $            6,136,555
Receivable for The Trusts shares sold .................                 230,161                 408,502                      --
Receivable for policy-related transactions ............                      --                      --                  26,121
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................             203,097,972             214,068,885               6,162,676
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                      --                  21,301
Payable for policy-related transactions ...............                 243,194                 511,342                      --
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                 243,194                 511,342                  21,301
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................             202,854,778             213,557,543               6,141,375
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................             202,694,079             213,144,082               6,136,588
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP .. ...                 160,699                 413,461                   4,787
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $          202,854,778  $          213,557,543  $            6,141,375
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          191,893,049  $          177,622,056  $            6,451,709
The Trusts shares held
 Class A ..............................................               1,205,307               1,730,888                 261,933
 Class B ..............................................              11,718,699              11,515,633                 673,732


                                                               EQ/Calvert              EQ/Capital             EQ/Capital
                                                          Socially Responsible      Guardian Growth        Guardian Research
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $              846,133  $            7,762,168  $          153,360,919
Receivable for The Trusts shares sold .................                      25                      --                 101,454
Receivable for policy-related transactions ............                  18,300                   3,935                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................                 864,458               7,766,103             153,462,373
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                   3,935                      --
Payable for policy-related transactions ...............                      --                      --                 104,419
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                      --                   3,935                 104,419
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................                 864,458               7,762,168             153,357,954
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................                 758,537               7,670,196             152,833,049
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP .. ...                 105,921                  91,972                 524,905
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $              864,458  $            7,762,168  $          153,357,954
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $              822,328  $            7,323,049  $          138,819,482
The Trusts shares held
 Class A ..............................................                  10,794                  35,336                 857,367
 Class B ..............................................                  82,054                 489,835              10,191,501


                                                            EQ/Caywood-Scholl
                                                             High Yield Bond
                                                         ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            2,061,993
Receivable for The Trusts shares sold .................                      --
Receivable for policy-related transactions ............                   1,396
                                                         ----------------------
  Total assets ........................................               2,063,389
                                                         ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                     788
Payable for policy-related transactions ...............                      --
                                                         ----------------------
  Total liabilities ...................................                     788
                                                         ----------------------
Net Assets ............................................               2,062,601
                                                         ======================
Net Assets:
Accumulation Units ....................................               2,062,012
Accumulation nonunitized ..............................                      --
Retained by AXA Equitable in Separate Account FP .. ...                     589
                                                         ----------------------
Total net assets ......................................  $            2,062,601
                                                         ======================
Investments in shares of The Trusts, at cost ..........  $            2,177,023
The Trusts shares held
 Class A ..............................................                      --
 Class B ..............................................                 462,713

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/Equity              EQ/Evergreen            EQ/Evergreen
                                                               500 Index           International Bond             Omega
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          750,778,480  $            6,434,918  $           13,558,017
Receivable for The Trusts shares sold .................                  52,046                      --                   8,493
Receivable for policy-related transactions ............                      --                   3,633                 198,743
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................             750,830,526               6,438,551              13,765,253
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                   2,552                      --
Payable for policy-related transactions ...............                 560,474                      --                      --
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                 560,474                   2,552                      --
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $          750,270,052  $            6,435,999  $           13,765,253
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................             749,503,991               6,434,957              13,441,089
Accumulation nonunitized ..............................                 589,364                      --                      --
Retained by AXA Equitable in Separate Account FP ......                 176,697                   1,042                 324,164
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $          750,270,052  $            6,435,999  $           13,765,253
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          651,764,261  $            6,432,941  $           13,557,796
The Trusts shares held
 Class A ..............................................              24,165,301                 520,559                  56,956
 Class B ..............................................               4,681,626                  77,281               1,435,367


                                                                               EQ/GAMCO          EQ/GAMCO
                                                                             Mergers and       Small Company   EQ/International
                                                          EQ/FI Mid Cap      Acquisitions          Value            Growth
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    134,023,916  $      2,454,264  $     20,183,494  $     10,269,434
Receivable for The Trusts shares sold .................             4,495                --                --                --
Receivable for policy-related transactions ............                --            17,982           148,947            92,433
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................       134,028,411         2,472,246        20,332,441        10,361,867
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --            17,952           128,650            15,287
Payable for policy-related transactions ...............             4,681                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................             4,681            17,952           128,650            15,287
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $    134,023,730  $      2,454,294  $     20,203,791  $     10,346,580
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................       133,738,846         2,454,294        20,184,649        10,269,579
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......           284,884                --            19,142            77,001
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $    134,023,730  $      2,454,294  $     20,203,791  $     10,346,580
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    137,934,772  $      2,609,970  $     20,775,305  $     10,398,214
The Trusts shares held
 Class A ..............................................         2,395,392                --                --                --
 Class B ..............................................        11,032,837           200,632           638,981         1,417,786

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/JPMorgan             EQ/JPMorgan           EQ/Legg Mason
                                                                Core Bond          Value Opportunities        Value Equity
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $           61,718,514  $           42,404,783  $            1,781,458
Receivable for The Trusts shares sold .................                      --                  96,725                      --
Receivable for policy-related transactions ............                  22,212                      --                   7,135
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................              61,740,726              42,501,508               1,788,593
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                  22,889                      --                   7,110
Payable for policy-related transactions ...............                      --                  96,666                      --
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                  22,889                  96,666                   7,110
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................              61,717,837              42,404,842               1,781,483
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................              61,572,601              42,195,006               1,781,483
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP ......                 145,236                 209,836                      --
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $           61,717,837  $           42,404,842  $            1,781,483
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $           63,613,363  $           45,656,912  $            1,915,661
The Trusts shares held
 Class A ..............................................               2,092,116                  87,336                 110,462
 Class B ..............................................               3,618,344               3,550,584                  62,347


                                                                            EQ/Lord Abbett    EQ/Lord Abbett    EQ/Lord Abbett
                                                              EQ/Long         Growth and        Large Cap          Mid Cap
                                                             Term Bond          Income             Core             Value
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $      1,385,957  $        655,020  $      1,592,224  $     23,092,405
Receivable for The Trusts shares sold .................             1,147                --                --            42,875
Receivable for policy-related transactions ............                --             7,350             2,131                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................         1,387,104           662,370         1,594,355        23,135,280
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --             7,344             2,114                --
Payable for policy-related transactions ...............             1,131                --                --            43,212
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................             1,131             7,344             2,114            43,212
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................         1,385,973           655,026         1,592,241        23,092,068
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................         1,385,973           655,026         1,592,241        22,983,352
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......                --                --                --           108,716
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $      1,385,973  $        655,026  $      1,592,241  $     23,092,068
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $      1,368,648  $        684,399  $      1,630,462  $     25,649,496
The Trusts shares held
 Class A ..............................................            52,023            30,556            89,545         1,941,897
 Class B ..............................................            49,213            23,342            36,915            42,845

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                EQ/Marsico               EQ/Money              EQ/Montag &
                                                                   Focus                  Market            Caldwell Growth
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $          180,345,646  $          449,740,093  $            5,161,700
Receivable for The Trusts shares sold .................                      --                      --                      --
Receivable for policy-related transactions ............                  68,093               9,238,561                   8,746
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................             180,413,739             458,978,654               5,170,446
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                  29,416              10,591,207                   8,684
Payable for policy-related transactions ...............                      --                      --                      --
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                  29,416              10,591,207                   8,684
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $          180,384,323  $          448,387,447  $            5,161,762
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................             180,186,412             447,492,298               5,161,762
Accumulation nonunitized ..............................                      --                 811,027                      --
Retained by AXA Equitable in Separate Account FP ......                 197,911                  84,122                      --
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $          180,384,323  $          448,387,447  $            5,161,762
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $          156,565,146  $          449,878,605  $            5,025,014
The Trusts shares held
 Class A ..............................................               2,177,694             392,892,642                 522,758
 Class B ..............................................               8,072,361              56,819,222                 263,799


                                                             EQ/PIMCO          EQ/Short           EQ/Small     EQ/T. Rowe Price
                                                           Real Return      Duration Bond      Company Index     Growth Stock
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $      5,614,597  $      1,284,611  $     53,111,358  $     32,617,784
Receivable for The Trusts shares sold .................                --                --            19,959            42,780
Receivable for policy-related transactions ............            58,747               978                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................         5,673,344         1,285,589        53,131,317        32,660,564
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            57,836               107                --                --
Payable for policy-related transactions ...............                --                --            80,406            41,405
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................            57,836               107            80,406            41,405
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $      5,615,508  $      1,285,482  $     53,050,911  $     32,619,159
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................         5,614,655         1,284,628        52,855,573        32,416,266
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......               853               854           195,338           202,893
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $      5,615,508  $      1,285,482  $     53,050,911  $     32,619,159
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $      5,552,712  $      1,309,836  $     57,778,823  $     29,448,119
The Trusts shares held
 Class A ..............................................                --            80,952         3,449,142            56,836
 Class B ..............................................           532,568            46,301         1,126,786         1,464,198

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                              EQ/Van Kampen
                                                              EQ/UBS Growth           EQ/Van Kampen         Emerging Markets
                                                                and Income              Comstock                 Equity
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            4,500,411  $            1,176,306  $          409,643,321
Receivable for The Trusts shares sold .................                      --                      --                 451,833
Receivable for policy-related transactions ............                   9,409                   3,361                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................               4,509,820               1,179,667             410,095,154
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                   9,363                   3,352                      --
Payable for policy-related transactions ...............                      --                      --                 586,996
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                   9,363                   3,352                 586,996
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $            4,500,457  $            1,176,315  $          409,508,158
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................               4,500,457               1,176,315             408,974,020
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP ......                      --                      --                 534,138
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $            4,500,457  $            1,176,315  $          409,508,158
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $            4,661,090  $            1,299,820  $          316,101,469
The Trusts shares held
 Class A ..............................................                      --                  59,902               2,411,410
 Class B ..............................................                 657,685                  48,336              19,342,784


                                                           EQ/Van Kampen                      Fidelity VIP
                                                              Mid Cap        EQ/Van Kampen    Asset Manager:    Fidelity VIP
                                                              Growth          Real Estate        Growth          Contrafund
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     16,026,917  $     77,376,071  $      4,819,946  $     46,556,266
Receivable for The Trusts shares sold .................                --           103,879            52,452           207,130
Receivable for policy-related transactions ............           108,707                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        16,135,624        77,479,950         4,872,398        46,763,396
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............           108,707                --                --                --
Payable for policy-related transactions ...............                --            57,664            52,373           207,130
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................           108,707            57,664            52,373           207,130
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     16,026,917  $     77,422,286  $      4,820,025  $     46,556,266
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        16,026,629        77,271,757         4,820,025        46,554,575
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......               288           150,529                --             1,691
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     16,026,917  $     77,422,286  $      4,820,025  $     46,556,266
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     16,425,564  $     94,004,725  $      4,366,013  $     52,479,518
The Trusts shares held
 Class A ..............................................           799,719         9,217,046                --                --
 Class B ..............................................           219,652           200,831           314,413         1,695,421

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                              Fidelity VIP            Fidelity VIP           Fidelity VIP
                                                             Equity-Income           Growth & Income          High Income
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            9,359,161  $            4,306,029  $            9,672,435
Receivable for The Trusts shares sold .................                 238,854                 138,429                  93,744
Receivable for policy-related transactions ............                      --                      --                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................               9,598,015               4,444,458               9,766,179
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                      --                      --
Payable for policy-related transactions ...............                 238,854                 138,429                  93,314
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                 238,854                 138,429                  93,314
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $            9,359,161  $            4,306,029  $            9,672,865
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................               9,358,624               4,305,784               9,672,865
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP ......                     537                     245                      --
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $            9,359,161  $            4,306,029  $            9,672,865
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $           10,330,218  $            3,949,830  $           10,439,612
The Trusts shares held
 Class A ..............................................                      --                      --                      --
 Class B ..............................................                 397,079                 256,923               1,644,972


                                                              Fidelity VIP        Fidelity VIP     Fidelity VIP       Fidelity VIP
                                                         Investment Grade Bond       Mid Cap           Value        Value Strategies
                                                         ---------------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $           9,953,518  $     40,385,847  $      6,928,253  $      8,359,111
Receivable for The Trusts shares sold .................                165,228           604,493           110,014           119,172
Receivable for policy-related transactions ............                     --                --                --                --
                                                         ---------------------  ----------------  ----------------  ----------------
  Total assets ........................................             10,118,746        40,990,340         7,038,267         8,478,283
                                                         ---------------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                     --                --                --                --
Payable for policy-related transactions ...............                165,228           604,493           108,164           119,067
                                                         ---------------------  ----------------  ----------------  ----------------
  Total liabilities ...................................                165,228           604,493           108,164           119,067
                                                         ---------------------  ----------------  ----------------  ----------------
Net Assets ............................................  $           9,953,518  $     40,385,847  $      6,930,103  $      8,359,216
                                                         =====================  ================  ================  ================
Net Assets:
Accumulation Units ....................................              9,953,306        40,380,969         6,930,103         8,359,216
Accumulation nonunitized ..............................                     --                --                --                --
Retained by AXA Equitable in Separate Account FP ......                    212             4,878                --                --
                                                         ---------------------  ----------------  ----------------  ----------------
Total net assets ......................................  $           9,953,518  $     40,385,847  $      6,930,103  $      8,359,216
                                                         =====================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $           9,808,142  $     37,970,512  $      7,561,025  $      8,987,039
The Trusts shares held
 Class A ..............................................                     --                --                --                --
 Class B ..............................................                793,741         1,133,479           534,175           662,370

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               MarketPLUS              MarketPLUS            MarketPLUS
                                                              International             Large Cap             Large Cap
                                                                  Core                    Core                  Growth
                                                         ----------------------  ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $           16,915,346  $           12,546,566  $          185,359,327
Receivable for The Trusts shares sold .................                   3,940                      --                  84,749
Receivable for policy-related transactions ............                      --                  15,081                      --
                                                         ----------------------  ----------------------  ----------------------
  Total assets ........................................              16,919,286              12,561,647             185,444,076
                                                         ----------------------  ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                      --                  15,081                      --
Payable for policy-related transactions ...............                   2,961                      --                 102,591
                                                         ----------------------  ----------------------  ----------------------
  Total liabilities ...................................                   2,961                  15,081                 102,591
                                                         ----------------------  ----------------------  ----------------------
Net Assets ............................................  $           16,916,325  $           12,546,566  $          185,341,485
                                                         ======================  ======================  ======================
Net Assets:
Accumulation Units ....................................              16,674,624              12,291,275             185,257,316
Accumulation nonunitized ..............................                      --                      --                      --
Retained by AXA Equitable in Separate Account FP ......                 241,701                 255,291                  84,169
                                                         ----------------------  ----------------------  ----------------------
Total net assets ......................................  $           16,916,325  $           12,546,566  $          185,341,485
                                                         ======================  ======================  ======================
Investments in shares of The Trusts, at cost ..........  $           17,794,485  $           13,110,637  $          140,896,163
The Trusts shares held
 Class A ..............................................                  65,990                  32,660                 406,864
 Class B ..............................................               1,258,894               1,347,303              10,030,282


                                                           MarketPLUS
                                                             Mid Cap          Multimanager     Multimanager       Multimanager
                                                              Value        Aggressive Equity     Core Bond        Health Care
                                                         ----------------  -----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    249,685,345  $     535,478,886  $     77,918,487  $     32,420,753
Receivable for The Trusts shares sold .................           471,063            131,175                --           206,694
Receivable for policy-related transactions ............                --                 --           112,968                --
                                                         ----------------  -----------------  ----------------  ----------------
  Total assets ........................................       250,156,408        535,610,061        78,031,455        32,627,447
                                                         ----------------  -----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                 --           115,199                --
Payable for policy-related transactions ...............           488,534            307,611                --           206,671
                                                         ----------------  -----------------  ----------------  ----------------
  Total liabilities ...................................           488,534            307,611           115,199           206,671
                                                         ----------------  -----------------  ----------------  ----------------
Net Assets ............................................  $    249,667,874  $     535,302,450  $     77,916,256  $     32,420,776
                                                         ================  =================  ================  ================
Net Assets:
Accumulation Units ....................................       249,561,728        534,084,805        77,904,814        32,385,168
Accumulation nonunitized ..............................                --            976,325                --                --
Retained by AXA Equitable in Separate Account FP ......           106,146            241,320            11,442            35,608
                                                         ----------------  -----------------  ----------------  ----------------
Total net assets ......................................  $    249,667,874  $     535,302,450  $     77,916,256  $     32,420,776
                                                         ================  =================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    296,597,417  $     409,692,312  $     76,793,727  $     32,279,986
The Trusts shares held
 Class A ..............................................         2,577,183         16,116,660         1,886,164           715,693
 Class B ..............................................        21,611,033            571,691         5,609,094         2,233,390

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                          Multimanager    Multimanager
                                                          Multimanager   International     Large Cap
                                                           High Yield        Equity       Core Equity
                                                         --------------  --------------  --------------
Assets:
Investments in shares of The Trusts, at fair value ....  $  191,790,573  $   84,637,386  $    9,749,576
Receivable for The Trusts shares sold .................         281,159              --              --
Receivable for policy-related transactions ............              --         181,565           4,654
                                                         --------------  --------------  --------------
  Total assets ........................................     192,071,732      84,818,951       9,754,230
                                                         --------------  --------------  --------------
Liabilities:
Payable for The Trusts shares purchased ...............              --         181,612           5,185
Payable for policy-related transactions ...............         236,400              --              --
                                                         --------------  --------------  --------------
  Total liabilities ...................................         236,400         181,612           5,185
                                                         --------------  --------------  --------------
Net Assets ............................................  $  191,835,332  $   84,637,339  $    9,749,045
                                                         ==============  ==============  ==============
Net Assets:
Accumulation Units ....................................     190,560,644      84,562,705       9,737,449
Accumulation nonunitized ..............................       1,010,284              --              --
Retained by AXA Equitable in Separate Account FP ......         264,404          74,634          11,596
                                                         --------------  --------------  --------------
Total net assets ......................................  $  191,835,332  $   84,637,339  $    9,749,045
                                                         ==============  ==============  ==============
Investments in shares of The Trusts, at cost ..........  $  206,746,952  $   72,869,919  $    9,555,634
The Trusts shares held
 Class A ..............................................      31,072,962       1,192,874         352,156
 Class B ..............................................       4,841,372       3,980,809         483,671


                                                           Multimanager     Multimanager       Multimanager     Multimanager
                                                             Large Cap        Large Cap           Mid Cap          Mid Cap
                                                              Growth            Value             Growth            Value
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     21,957,772  $     43,002,608  $     36,422,664  $     61,908,971
Receivable for The Trusts shares sold .................             2,326                --                --            18,702
Receivable for policy-related transactions ............            23,087           103,177            46,542                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        21,983,185        43,105,785        36,469,206        61,927,673
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --           108,138            60,493                --
Payable for policy-related transactions ...............                --                --                --            34,150
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................                --           108,138            60,493            34,150
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     21,983,185  $     42,997,647  $     36,408,713  $     61,893,523
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        21,932,150        42,955,307        36,367,299        61,724,739
Accumulation nonunitized ..............................                --                --                --                --
Retained by AXA Equitable in Separate Account FP ......            51,035            42,340            41,414           168,784
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     21,983,185  $     42,997,647  $     36,408,713  $     61,893,523
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     22,339,053  $     44,986,398  $     37,381,919  $     70,099,419
The Trusts shares held
 Class A ..............................................           981,950           982,588         1,250,634         1,036,356
 Class B ..............................................         1,271,824         2,664,332         2,795,107         5,814,002

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                              Multimanager           Multimanager
                                                            Small Cap Growth        Small Cap Value
                                                         ----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            4,611,135  $           43,305,218
Receivable for The Trusts shares sold .................                      --                      --
Receivable for policy-related transactions ............                  16,282                  42,376
                                                         ----------------------  ----------------------
  Total assets ........................................               4,627,417              43,347,594
                                                         ----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                  16,274                  43,642
Payable for policy-related transactions ...............                      --                      --
                                                         ----------------------  ----------------------
  Total liabilities ...................................                  16,274                  43,642
                                                         ----------------------  ----------------------
Net Assets ............................................  $            4,611,143  $           43,303,952
                                                         ======================  ======================
Net Assets:
Accumulation Units ....................................               4,611,143              43,167,196
Accumulation nonunitized ..............................                      --                      --
Retained by AXA Equitable in Separate Account FP ......                      --                 136,756
                                                         ----------------------  ----------------------
Total net assets ......................................  $            4,611,143  $           43,303,952
                                                         ======================  ======================
Investments in shares of The Trusts, at cost ..........  $            5,018,666  $           52,704,375
The Trusts shares held
 Class A ..............................................                      --               1,278,745
 Class B ..............................................                 517,371               2,574,920


                                                                                       Vanguard VIF
                                                         Multimanager Technology       Equity Index
                                                         -----------------------  ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....  $            93,720,273  $            5,512,660
Receivable for The Trusts shares sold .................                       --                     275
Receivable for policy-related transactions ............                   79,585                      --
                                                         -----------------------  ----------------------
  Total assets ........................................               93,799,858               5,512,935
                                                         -----------------------  ----------------------
Liabilities:
Payable for The Trusts shares purchased ...............                  127,056                      --
Payable for policy-related transactions ...............                       --                     275
                                                         -----------------------  ----------------------
  Total liabilities ...................................                  127,056                     275
                                                         -----------------------  ----------------------
Net Assets ............................................  $            93,672,802  $            5,512,660
                                                         =======================  ======================
Net Assets:
Accumulation Units ....................................               93,337,638               5,476,027
Accumulation nonunitized ..............................                       --                      --
Retained by AXA Equitable in Separate Account FP ......                  335,164                  36,633
                                                         -----------------------  ----------------------
Total net assets ......................................  $            93,672,802  $            5,512,660
                                                         =======================  ======================
Investments in shares of The Trusts, at cost ..........  $            71,809,175  $            5,281,285
The Trusts shares held
 Class A ..............................................                  924,361                 186,617
 Class B ..............................................                6,282,631                      --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                          --------------------   ----------------------  ------------------------
AXA Aggressive Allocation ...............................   Class A 0.00%                $ 167.36                 154
AXA Aggressive Allocation ...............................   Class A 0.00%                $ 101.03                   5
AXA Aggressive Allocation ...............................   Class A 0.60%                $ 163.13                 283
AXA Aggressive Allocation ...............................   Class A 0.80%                $ 161.74                   1
AXA Aggressive Allocation ...............................   Class A 0.90%                $ 161.05                  15
AXA Aggressive Allocation ...............................   Class B 0.00%                $ 165.60                  68
AXA Aggressive Allocation ...............................   Class B 0.60%                $ 161.42                  72
AXA Aggressive Allocation ...............................   Class B 0.90%                $ 159.36                  --
AXA Conservative Allocation .............................   Class A 0.00%                $ 126.63                  22
AXA Conservative Allocation .............................   Class A 0.00%                $ 103.51                   1
AXA Conservative Allocation .............................   Class A 0.60%                $ 123.43                  43
AXA Conservative Allocation .............................   Class A 0.80%                $ 122.38
AXA Conservative Allocation .............................   Class A 0.90%                $ 121.86                   7
AXA Conservative Allocation .............................   Class B 0.00%                $ 125.29                   2
AXA Conservative Allocation .............................   Class B 0.60%                $ 122.13                  10
AXA Conservative Allocation .............................   Class B 0.90%                $ 120.57                  --
AXA Conservative-Plus Allocation ........................   Class A 0.00%                $ 134.79                  29
AXA Conservative-Plus Allocation ........................   Class A 0.00%                $ 102.38                  --
AXA Conservative-Plus Allocation ........................   Class A 0.60%                $ 131.39                  49
AXA Conservative-Plus Allocation ........................   Class A 0.80%                $ 130.27
AXA Conservative-Plus Allocation ........................   Class A 0.90%                $ 129.71                   4
AXA Conservative-Plus Allocation ........................   Class B 0.00%                $ 133.37                   5
AXA Conservative-Plus Allocation ........................   Class B 0.60%                $ 130.00                  10
AXA Conservative-Plus Allocation ........................   Class B 0.90%                $ 128.34                  --
AXA Moderate Allocation .................................   Class A 0.00%                $ 293.51                 469
AXA Moderate Allocation .................................   Class A 0.00%                $ 102.53                   2
AXA Moderate Allocation .................................   Class A 0.60%                $ 663.62               1,716
AXA Moderate Allocation .................................   Class A 0.80%                $ 217.31                  22
AXA Moderate Allocation .................................   Class A 0.90%                $ 276.73                 383
AXA Moderate Allocation .................................   Class B 0.00%                $ 293.51
AXA Moderate Allocation .................................   Class B 0.00%                $ 145.96                  49
AXA Moderate Allocation .................................   Class B 0.60%                $ 141.53                 636
AXA Moderate Allocation .................................   Class B 0.90%                $ 150.62                  --
AXA Moderate-Plus Allocation ............................   Class A 0.00%                $ 158.89                 481
AXA Moderate-Plus Allocation ............................   Class A 0.00%                $ 101.98                  12
AXA Moderate-Plus Allocation ............................   Class A 0.60%                $ 154.88                 660
AXA Moderate-Plus Allocation ............................   Class A 0.80%                $ 153.56                   5
AXA Moderate-Plus Allocation ............................   Class A 0.90%                $ 152.90                  92
AXA Moderate-Plus Allocation ............................   Class B 0.00%                $ 157.21                 171
AXA Moderate-Plus Allocation ............................   Class B 0.60%                $ 153.25                 259
AXA Moderate-Plus Allocation ............................   Class B 0.90%                $ 151.29                  --
EQ/AllianceBernstein Common Stock .......................   Class A 0.00%                $ 367.42                 711
EQ/AllianceBernstein Common Stock .......................   Class A 0.60%                $ 978.76               1,749
EQ/AllianceBernstein Common Stock .......................   Class A 0.80%                $ 238.85                  64
EQ/AllianceBernstein Common Stock .......................   Class A 0.90%                $ 409.31                 327
EQ/AllianceBernstein Common Stock .......................   Class B 0.00%                $ 367.42                  --
EQ/AllianceBernstein Common Stock .......................   Class B 0.00%                $ 115.89                  33
EQ/AllianceBernstein Common Stock .......................   Class B 0.60%                $ 132.60               1,599
EQ/AllianceBernstein Common Stock .......................   Class B 0.90%                $ 128.87                  --
EQ/AllianceBernstein Intermediate Government Securities..   Class A 0.00%                $ 205.81                 218
EQ/AllianceBernstein Intermediate Government Securities..   Class A 0.60%                $ 232.88                 251
EQ/AllianceBernstein Intermediate Government Securities..   Class A 0.80%                $ 167.42                   3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                          --------------------   ----------------------  ------------------------
EQ/AllianceBernstein Intermediate Government Securities..   Class A 0.90%                $ 191.07                  42
EQ/AllianceBernstein Intermediate Government Securities..   Class B 0.00%                $ 149.27                   4
EQ/AllianceBernstein Intermediate Government Securities..   Class B 0.00%                $ 205.81                   1
EQ/AllianceBernstein Intermediate Government Securities..   Class B 0.60%                $ 141.67                 215
EQ/AllianceBernstein Intermediate Government Securities..   Class B 0.90%                $ 141.06                  --
EQ/AllianceBernstein International ......................   Class A 0.00%                $ 248.28                 535
EQ/AllianceBernstein International ......................   Class A 0.60%                $ 229.95               2,484
EQ/AllianceBernstein International ......................   Class A 0.80%                $ 189.92                  17
EQ/AllianceBernstein International ......................   Class A 0.90%                $ 221.26                 238
EQ/AllianceBernstein International ......................   Class B 0.00%                $ 171.21                  25
EQ/AllianceBernstein International ......................   Class B 0.60%                $ 172.49                 558
EQ/AllianceBernstein International ......................   Class B 0.90%                $ 164.52                  --
EQ/AllianceBernstein Large Cap Growth ...................   Class A 0.00%                $ 176.77                  39
EQ/AllianceBernstein Large Cap Growth ...................   Class A 0.00%                $ 147.04                   3
EQ/AllianceBernstein Large Cap Growth ...................   Class A 0.60%                $ 124.25                   1
EQ/AllianceBernstein Large Cap Growth ...................   Class B 0.00%                $  88.85                 146
EQ/AllianceBernstein Large Cap Growth ...................   Class B 0.60%                $  84.38               1,108
EQ/AllianceBernstein Large Cap Growth ...................   Class B 0.80%                $  82.94                   9
EQ/AllianceBernstein Large Cap Growth ...................   Class B 0.90%                $  82.22                  46
EQ/AllianceBernstein Quality Bond .......................   Class A 0.00%                $ 225.16                 167
EQ/AllianceBernstein Quality Bond .......................   Class A 0.60%                $ 194.94                 290
EQ/AllianceBernstein Quality Bond .......................   Class A 0.80%                $ 180.14                   3
EQ/AllianceBernstein Quality Bond .......................   Class A 0.90%                $ 186.72                  35
EQ/AllianceBernstein Quality Bond .......................   Class B 0.00%                $ 153.30                   3
EQ/AllianceBernstein Quality Bond .......................   Class B 0.60%                $ 145.27                 207
EQ/AllianceBernstein Quality Bond .......................   Class B 0.90%                $ 143.64                  --
EQ/AllianceBernstein Small Cap Growth ...................   Class A 0.00%                $ 248.07                 211
EQ/AllianceBernstein Small Cap Growth ...................   Class A 0.60%                $ 232.64                 496
EQ/AllianceBernstein Small Cap Growth ...................   Class A 0.80%                $ 227.69                   6
EQ/AllianceBernstein Small Cap Growth ...................   Class A 0.90%                $ 225.25                  63
EQ/AllianceBernstein Small Cap Growth ...................   Class B 0.00%                $ 205.66                   6
EQ/AllianceBernstein Small Cap Growth ...................   Class B 0.60%                $ 174.13                 378
EQ/AllianceBernstein Small Cap Growth ...................   Class B 0.90%                $ 169.23                  --
EQ/AllianceBernstein Value ..............................   Class A 0.00%                $ 199.01                 318
EQ/AllianceBernstein Value ..............................   Class A 0.00%                $ 147.45                  30
EQ/AllianceBernstein Value ..............................   Class A 0.00%                $ 150.30                 673
EQ/AllianceBernstein Value ..............................   Class A 0.60%                $ 145.00                  24
EQ/AllianceBernstein Value ..............................   Class A 0.60%                $ 165.54               2,136
EQ/AllianceBernstein Value ..............................   Class A 0.80%                $ 140.54                  35
EQ/AllianceBernstein Value ..............................   Class A 0.90%                $ 160.89                 303
EQ/AllianceBernstein Value ..............................   Class B 0.00%                $ 150.15                  33
EQ/AllianceBernstein Value ..............................   Class B 0.60%                $ 165.37               1,131
EQ/AllianceBernstein Value ..............................   Class B 0.60%                $ 142.02                  17
EQ/AllianceBernstein Value ..............................   Class B 0.90%                $ 160.72                  --
EQ/Ariel Appreciation II ................................   Class A 0.00%                $  92.87                  --
EQ/Ariel Appreciation II ................................   Class A 0.60%                $  92.48                   5
EQ/Ariel Appreciation II ................................   Class A 0.80%                $  92.35                  --
EQ/Ariel Appreciation II ................................   Class A 0.90%                $  92.29                  --
EQ/Ariel Appreciation II ................................   Class B 0.00%                $ 114.20                   1
EQ/Ariel Appreciation II ................................   Class B 0.60%                $  92.32                   1
EQ/Ariel Appreciation II ................................   Class B 0.90%                $  92.13                  --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/AXA Rosenberg VIT Value Long/Short Equity ..........     Class B 0.00%                $ 112.54                27
EQ/AXA Rosenberg VIT Value Long/Short Equity ..........     Class B 0.60%                $ 109.41               108
EQ/AXA Rosenberg VIT Value Long/Short Equity ..........     Class B 0.80%                $ 108.38                --
EQ/AXA Rosenberg VIT Value Long/Short Equity ..........     Class B 0.90%                $ 107.87                 8
EQ/BlackRock Basic Value Equity .......................     Class A 0.00%                $ 209.86                82
EQ/BlackRock Basic Value Equity .......................     Class A 0.00%                $ 150.30                 7
EQ/BlackRock Basic Value Equity .......................     Class A 0.60%                $ 204.58                 3
EQ/BlackRock Basic Value Equity .......................     Class B 0.00%                $ 279.01               109
EQ/BlackRock Basic Value Equity .......................     Class B 0.60%                $ 261.67               506
EQ/BlackRock Basic Value Equity .......................     Class B 0.60%                $ 171.12                54
EQ/BlackRock Basic Value Equity .......................     Class B 0.80%                $ 256.11                 5
EQ/BlackRock Basic Value Equity .......................     Class B 0.90%                $ 253.37                42
EQ/BlackRock International Value ......................     Class A 0.00%                $ 255.79               100
EQ/BlackRock International Value ......................     Class A 0.00%                $ 200.88                 5
EQ/BlackRock International Value ......................     Class A 0.60%                $ 191.69                 6
EQ/BlackRock International Value ......................     Class B 0.00%                $ 188.94               227
EQ/BlackRock International Value ......................     Class B 0.60%                $ 197.83               649
EQ/BlackRock International Value ......................     Class B 0.60%                $ 193.75                10
EQ/BlackRock International Value ......................     Class B 0.80%                $ 176.66                 3
EQ/BlackRock International Value ......................     Class B 0.90%                $ 192.27                61
EQ/Boston Advisors Equity Income ......................     Class A 0.00%                $  98.40                 1
EQ/Boston Advisors Equity Income ......................     Class A 0.60%                $  97.99                16
EQ/Boston Advisors Equity Income ......................     Class A 0.80%                $  97.85                --
EQ/Boston Advisors Equity Income ......................     Class A 0.90%                $  97.78                 1
EQ/Boston Advisors Equity Income ......................     Class B 0.00%                $ 136.96                31
EQ/Boston Advisors Equity Income ......................     Class B 0.60%                $  97.82                 2
EQ/Boston Advisors Equity Income ......................     Class B 0.90%                $  97.61                --
EQ/Calvert Socially Responsible .......................     Class A 0.00%                $ 177.03                --
EQ/Calvert Socially Responsible .......................     Class B 0.00%                $ 112.02                 1
EQ/Calvert Socially Responsible .......................     Class B 0.60%                $ 106.51                 6
EQ/Calvert Socially Responsible .......................     Class B 0.80%                $ 104.72                --
EQ/Calvert Socially Responsible .......................     Class B 0.90%                $ 103.84                --
EQ/Capital Guardian Growth ............................     Class A 0.00%                $ 161.68                 3
EQ/Capital Guardian Growth ............................     Class B 0.00%                $  87.78                 5
EQ/Capital Guardian Growth ............................     Class B 0.60%                $  96.04                64
EQ/Capital Guardian Growth ............................     Class B 0.60%                $  84.31                 5
EQ/Capital Guardian Growth ............................     Class B 0.80%                $  82.08                --
EQ/Capital Guardian Growth ............................     Class B 0.90%                $  93.34                 3
EQ/Capital Guardian Research ..........................     Class A 0.00%                $ 193.92                48
EQ/Capital Guardian Research ..........................     Class A 0.00%                $ 142.75                 8
EQ/Capital Guardian Research ..........................     Class A 0.60%                $ 129.09                 9
EQ/Capital Guardian Research ..........................     Class B 0.00%                $ 148.80               165
EQ/Capital Guardian Research ..........................     Class B 0.60%                $ 141.51               738
EQ/Capital Guardian Research ..........................     Class B 0.80%                $ 139.16                 6
EQ/Capital Guardian Research ..........................     Class B 0.90%                $ 137.99                82
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.00%                $ 116.44                 7
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.00%                $  99.40                 2
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.60%                $  98.98                10
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.80%                $  98.84                --
EQ/Caywood-Scholl High Yield Bond .....................     Class B 0.90%                $  98.77                 1

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/Equity 500 Index ...................................     Class A 0.00%                $ 380.65                 472
EQ/Equity 500 Index ...................................     Class A 0.60%                $ 353.91               1,088
EQ/Equity 500 Index ...................................     Class A 0.80%                $ 242.43                  19
EQ/Equity 500 Index ...................................     Class A 0.90%                $ 339.42                 178
EQ/Equity 500 Index ...................................     Class B 0.00%                $ 116.38                  21
EQ/Equity 500 Index ...................................     Class B 0.60%                $ 114.18               1,033
EQ/Equity 500 Index ...................................     Class B 0.90%                $ 127.68                  --
EQ/Evergreen International Bond .......................     Class A 0.00%                $ 114.86                  33
EQ/Evergreen International Bond .......................     Class A 0.60%                $ 107.11                  16
EQ/Evergreen International Bond .......................     Class A 0.80%                $ 106.96                  --
EQ/Evergreen International Bond .......................     Class A 0.90%                $ 106.89                   1
EQ/Evergreen International Bond .......................     Class B 0.00%                $ 110.57                   3
EQ/Evergreen International Bond .......................     Class B 0.60%                $ 106.93                   4
EQ/Evergreen International Bond .......................     Class B 0.90%                $ 106.70                  --
EQ/Evergreen Omega ....................................     Class A 0.00%                $ 187.02                   2
EQ/Evergreen Omega ....................................     Class A 0.00%                $ 132.66                   1
EQ/Evergreen Omega ....................................     Class B 0.00%                $ 108.08                  24
EQ/Evergreen Omega ....................................     Class B 0.60%                $  99.61                  99
EQ/Evergreen Omega ....................................     Class B 0.80%                $ 101.08                  --
EQ/Evergreen Omega ....................................     Class B 0.90%                $ 100.23                   5
EQ/Evergreen Omega ....................................     Class B 0.90%                $  97.06                  --
EQ/FI Mid Cap .........................................     Class A 0.00%                $ 234.66                  95
EQ/FI Mid Cap .........................................     Class A 0.00%                $ 158.58                   3
EQ/FI Mid Cap .........................................     Class A 0.60%                $ 169.87                   7
EQ/FI Mid Cap .........................................     Class B 0.00%                $ 151.40                  95
EQ/FI Mid Cap .........................................     Class B 0.60%                $ 144.86                 621
EQ/FI Mid Cap .........................................     Class B 0.80%                $ 142.74                   2
EQ/FI Mid Cap .........................................     Class B 0.90%                $ 141.69                  35
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.00%                $ 123.00                   5
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.00%                $  98.61                   3
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.60%                $  98.20                  15
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.80%                $  98.06                  --
EQ/GAMCO Mergers and Acquisitions .....................     Class B 0.90%                $  97.99                   1
EQ/GAMCO Small Company Value ..........................     Class B 0.00%                $ 153.87                  61
EQ/GAMCO Small Company Value ..........................     Class B 0.00%                $ 100.51                   4
EQ/GAMCO Small Company Value ..........................     Class B 0.60%                $ 100.08                  94
EQ/GAMCO Small Company Value ..........................     Class B 0.80%                $  99.94                  --
EQ/GAMCO Small Company Value ..........................     Class B 0.90%                $  99.87                   9
EQ/International Growth ...............................     Class B 0.00%                $ 169.40                   5
EQ/International Growth ...............................     Class B 0.00%                $ 106.15                  15
EQ/International Growth ...............................     Class B 0.60%                $ 105.71                  60
EQ/International Growth ...............................     Class B 0.80%                $ 105.56                  --
EQ/International Growth ...............................     Class B 0.90%                $ 105.48                  15
EQ/JPMorgan Core Bond .................................     Class A 0.00%                $ 122.11                 164
EQ/JPMorgan Core Bond .................................     Class A 0.60%                $ 126.25                  19
EQ/JPMorgan Core Bond .................................     Class B 0.00%                $ 128.15                  26
EQ/JPMorgan Core Bond .................................     Class B 0.60%                $ 151.55                 200
EQ/JPMorgan Core Bond .................................     Class B 0.60%                $ 148.97                  18
EQ/JPMorgan Core Bond .................................     Class B 0.80%                $ 122.05                  --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/JPMorgan Core Bond .................................     Class B 0.90%                $ 121.31                22
EQ/JPMorgan Core Bond .................................     Class B 0.90%                $ 147.29                --
EQ/JPMorgan Value Opportunities .......................     Class A 0.00%                $ 191.85                 3
EQ/JPMorgan Value Opportunities .......................     Class A 0.00%                $ 147.27                 3
EQ/JPMorgan Value Opportunities .......................     Class B 0.00%                $ 181.02                60
EQ/JPMorgan Value Opportunities .......................     Class B 0.60%                $ 169.76               145
EQ/JPMorgan Value Opportunities .......................     Class B 0.60%                $ 119.14                21
EQ/JPMorgan Value Opportunities .......................     Class B 0.80%                $ 166.15                 2
EQ/JPMorgan Value Opportunities .......................     Class B 0.90%                $ 164.38                17
EQ/Legg Mason Value Equity ............................     Class A 0.00%                $  92.22                 1
EQ/Legg Mason Value Equity ............................     Class A 0.60%                $  91.83                11
EQ/Legg Mason Value Equity ............................     Class A 0.80%                $  91.70                --
EQ/Legg Mason Value Equity ............................     Class A 0.90%                $  91.63                 1
EQ/Legg Mason Value Equity ............................     Class B 0.00%                $ 107.28                 4
EQ/Legg Mason Value Equity ............................     Class B 0.60%                $  91.67                 2
EQ/Legg Mason Value Equity ............................     Class B 0.90%                $  91.47                --
EQ/Long Term Bond .....................................     Class A 0.00%                $ 106.38                 1
EQ/Long Term Bond .....................................     Class A 0.60%                $ 105.93                 5
EQ/Long Term Bond .....................................     Class A 0.80%                $ 105.78                --
EQ/Long Term Bond .....................................     Class A 0.90%                $ 105.71                 1
EQ/Long Term Bond .....................................     Class B 0.00%                $ 110.33                 3
EQ/Long Term Bond .....................................     Class B 0.60%                $ 105.74                 4
EQ/Long Term Bond .....................................     Class B 0.90%                $ 105.52                --
EQ/Lord Abbett Growth and Income ......................     Class A 0.00%                $  99.57                 1
EQ/Lord Abbett Growth and Income ......................     Class A 0.60%                $  99.16                 3
EQ/Lord Abbett Growth and Income ......................     Class A 0.80%                $  99.02                --
EQ/Lord Abbett Growth and Income ......................     Class A 0.90%                $  98.95                --
EQ/Lord Abbett Growth and Income ......................     Class B 0.00%                $ 129.70                 2
EQ/Lord Abbett Growth and Income ......................     Class B 0.60%                $  98.98                 1
EQ/Lord Abbett Growth and Income ......................     Class B 0.90%                $  98.77                --
EQ/Lord Abbett Large Cap Core .........................     Class A 0.00%                $ 104.14                 4
EQ/Lord Abbett Large Cap Core .........................     Class A 0.60%                $ 103.70                 6
EQ/Lord Abbett Large Cap Core .........................     Class A 0.80%                $ 103.56                --
EQ/Lord Abbett Large Cap Core .........................     Class A 0.90%                $ 103.48                 1
EQ/Lord Abbett Large Cap Core .........................     Class B 0.00%                $ 132.91                 2
EQ/Lord Abbett Large Cap Core .........................     Class B 0.60%                $ 103.52                 2
EQ/Lord Abbett Large Cap Core .........................     Class B 0.90%                $ 103.30                --
EQ/Lord Abbett Mid Cap Value ..........................     Class A 0.00%                $  92.41               117
EQ/Lord Abbett Mid Cap Value ..........................     Class A 0.60%                $  92.02               114
EQ/Lord Abbett Mid Cap Value ..........................     Class A 0.80%                $  91.89                --
EQ/Lord Abbett Mid Cap Value ..........................     Class A 0.90%                $  91.83                12
EQ/Lord Abbett Mid Cap Value ..........................     Class B 0.00%                $ 127.19                 4
EQ/Marsico Focus ......................................     Class A 0.00%                $ 196.14               174
EQ/Marsico Focus ......................................     Class A 0.00%                $ 157.81                10
EQ/Marsico Focus ......................................     Class A 0.60%                $ 191.21                14
EQ/Marsico Focus ......................................     Class B 0.00%                $ 187.95               147
EQ/Marsico Focus ......................................     Class B 0.60%                $ 181.02               590
EQ/Marsico Focus ......................................     Class B 0.80%                $ 178.75                 2
EQ/Marsico Focus ......................................     Class B 0.90%                $ 177.63                39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/Money Market .......................................     Class A 0.00%                $ 167.45               1,182
EQ/Money Market .......................................     Class A 0.60%                $ 248.05                 745
EQ/Money Market .......................................     Class A 0.80%                $ 141.80                   4
EQ/Money Market .......................................     Class A 0.90%                $ 157.88                  53
EQ/Money Market .......................................     Class B 0.00%                $ 167.45                   1
EQ/Money Market .......................................     Class B 0.00%                $ 128.77                  35
EQ/Money Market .......................................     Class B 0.60%                $ 127.86                 408
EQ/Money Market .......................................     Class B 0.90%                $ 124.26                  --
EQ/Montag & Caldwell Growth ...........................     Class A 0.00%                $ 117.02                   2
EQ/Montag & Caldwell Growth ...........................     Class A 0.60%                $ 116.52                  25
EQ/Montag & Caldwell Growth ...........................     Class A 0.80%                $ 116.36                  --
EQ/Montag & Caldwell Growth ...........................     Class A 0.90%                $ 116.28                   2
EQ/Montag & Caldwell Growth ...........................     Class B 0.00%                $ 144.30                   9
EQ/Montag & Caldwell Growth ...........................     Class B 0.60%                $ 116.32                   4
EQ/Montag & Caldwell Growth ...........................     Class B 0.90%                $ 116.08                  --
EQ/PIMCO Real Return ..................................     Class B 0.00%                $ 112.18                  10
EQ/PIMCO Real Return ..................................     Class B 0.00%                $ 108.88                   9
EQ/PIMCO Real Return ..................................     Class B 0.60%                $ 108.42                  31
EQ/PIMCO Real Return ..................................     Class B 0.80%                $ 108.27                  --
EQ/PIMCO Real Return ..................................     Class B 0.90%                $ 108.19                   1
EQ/Short Duration Bond ................................     Class A 0.00%                $ 103.97                   1
EQ/Short Duration Bond ................................     Class A 0.60%                $ 103.54                   4
EQ/Short Duration Bond ................................     Class A 0.80%                $ 103.39                  --
EQ/Short Duration Bond ................................     Class A 0.90%                $ 103.32                   2
EQ/Short Duration Bond ................................     Class B 0.00%                $ 110.25                   2
EQ/Short Duration Bond ................................     Class B 0.60%                $ 103.35                   2
EQ/Short Duration Bond ................................     Class B 0.90%                $ 103.14                  --
EQ/Small Company Index ................................     Class A 0.00%                $ 233.27                  48
EQ/Small Company Index ................................     Class A 0.00%                $  93.38                   1
EQ/Small Company Index ................................     Class A 0.60%                $ 155.51                  13
EQ/Small Company Index ................................     Class A 0.60%                $ 200.59                 118
EQ/Small Company Index ................................     Class A 0.80%                $ 197.58                  --
EQ/Small Company Index ................................     Class A 0.90%                $ 196.66                  14
EQ/Small Company Index ................................     Class B 0.00%                $ 171.06                   7
EQ/Small Company Index ................................     Class B 0.00%                $ 233.27                   9
EQ/Small Company Index ................................     Class B 0.60%                $ 178.62                  52
EQ/Small Company Index ................................     Class B 0.60%                $ 176.33                   3
EQ/Small Company Index ................................     Class B 0.90%                $ 173.60                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $  95.72                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $  95.78                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $  96.26                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $ 100.81                  --
EQ/T. Rowe Price Growth Stock .........................     Class A 0.00%                $ 100.60                   8
EQ/T. Rowe Price Growth Stock .........................     Class A 0.60%                $ 100.29                   3
EQ/T. Rowe Price Growth Stock .........................     Class B 0.00%                $ 119.39                  14
EQ/T. Rowe Price Growth Stock .........................     Class B 0.00%                $ 100.44                  46
EQ/T. Rowe Price Growth Stock .........................     Class B 0.60%                $ 100.13                 241
EQ/T. Rowe Price Growth Stock .........................     Class B 0.80%                $ 100.03                   1
EQ/T. Rowe Price Growth Stock .........................     Class B 0.90%                $  99.98                   7
EQ/UBS Growth and Income ..............................     Class B 0.00%                $ 137.92                  13
EQ/UBS Growth and Income ..............................     Class B 0.00%                $  95.95                  --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
EQ/UBS Growth and Income ..............................     Class B 0.60%                $  95.54                26
EQ/UBS Growth and Income ..............................     Class B 0.80%                $  95.41                --
EQ/UBS Growth and Income ..............................     Class B 0.90%                $  95.34                 2
EQ/Van Kampen Comstock ................................     Class A 0.00%                $  92.43                 3
EQ/Van Kampen Comstock ................................     Class A 0.60%                $  92.04                 4
EQ/Van Kampen Comstock ................................     Class A 0.80%                $  91.91                --
EQ/Van Kampen Comstock ................................     Class A 0.90%                $  91.85                 1
EQ/Van Kampen Comstock ................................     Class B 0.00%                $ 118.91                 4
EQ/Van Kampen Comstock ................................     Class B 0.60%                $  91.88                 1
EQ/Van Kampen Comstock ................................     Class B 0.90%                $  91.69                --
EQ/Van Kampen Emerging Markets Equity .................     Class A 0.00%                $ 562.02                71
EQ/Van Kampen Emerging Markets Equity .................     Class A 0.00%                $ 349.06                15
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.00%                $ 304.02               295
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.60%                $ 285.64               856
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.60%                $ 387.27                28
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.80%                $ 279.73                 4
EQ/Van Kampen Emerging Markets Equity .................     Class B 0.90%                $ 276.83                64
EQ/Van Kampen Mid Cap Growth ..........................     Class A 0.00%                $ 114.23                20
EQ/Van Kampen Mid Cap Growth ..........................     Class A 0.60%                $ 113.75                82
EQ/Van Kampen Mid Cap Growth ..........................     Class A 0.80%                $ 113.59                --
EQ/Van Kampen Mid Cap Growth ..........................     Class A 0.90%                $ 113.51                 8
EQ/Van Kampen Mid Cap Growth ..........................     Class B 0.00%                $ 166.98                 4
EQ/Van Kampen Mid Cap Growth ..........................     Class B 0.60%                $ 113.55                24
EQ/Van Kampen Mid Cap Growth ..........................     Class B 0.90%                $ 113.31                --
EQ/Van Kampen Real Estate .............................     Class A 0.00%                $  83.54               380
EQ/Van Kampen Real Estate .............................     Class A 0.60%                $  83.29               490
EQ/Van Kampen Real Estate .............................     Class A 0.80%                $  83.20                 2
EQ/Van Kampen Real Estate .............................     Class A 0.90%                $  83.16                34
EQ/Van Kampen Real Estate .............................     Class B 0.00%                $  83.44                20
Fidelity VIP Asset Manager: Growth ....................     Class B 0.00%                $ 164.68                29
Fidelity VIP Contrafund ...............................     Class B 0.00%                $ 223.05               209
Fidelity VIP Equity-Income ............................     Class B 0.00%                $ 185.43                50
Fidelity VIP Growth & Income ..........................     Class B 0.00%                $ 168.11                26
Fidelity VIP High Income ..............................     Class B 0.00%                $ 145.64                66
Fidelity VIP Investment Grade Bond ....................     Class B 0.00%                $ 117.86                84
Fidelity VIP Mid Cap ..................................     Class B 0.00%                $ 274.57               147
Fidelity VIP Value ....................................     Class B 0.00%                $ 174.99                40
Fidelity VIP Value Startegies .........................     Class B 0.00%                $ 220.01                38
MarketPLUS International Core .........................     Class A 0.00%                $ 262.21                 2
MarketPLUS International Core .........................     Class A 0.60%                $ 198.86                 1
MarketPLUS International Core .........................     Class B 0.00%                $ 171.65                 8
MarketPLUS International Core .........................     Class B 0.60%                $ 162.72                87
MarketPLUS International Core .........................     Class B 0.80%                $ 160.49                --
MarketPLUS International Core .........................     Class B 0.90%                $ 158.67                 3
MarketPLUS Large Cap Core .............................     Class A 0.00%                $ 148.51                --
MarketPLUS Large Cap Core .............................     Class A 0.00%                $ 179.08                --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
MarketPLUS Large Cap Core .............................     Class A 0.60%                $ 131.77                --
MarketPLUS Large Cap Core .............................     Class B 0.00%                $ 116.64                10
MarketPLUS Large Cap Core .............................     Class B 0.60%                $ 110.78                80
MarketPLUS Large Cap Core .............................     Class B 0.80%                $ 108.88                --
MarketPLUS Large Cap Core .............................     Class B 0.90%                $ 107.94                19
MarketPLUS Large Cap Growth ...........................     Class A 0.00%                $ 206.02                32
MarketPLUS Large Cap Growth ...........................     Class A 0.00%                $ 156.52                 5
MarketPLUS Large Cap Growth ...........................     Class A 0.60%                $ 134.35                 1
MarketPLUS Large Cap Growth ...........................     Class B 0.00%                $ 198.96               114
MarketPLUS Large Cap Growth ...........................     Class B 0.60%                $ 186.59               738
MarketPLUS Large Cap Growth ...........................     Class B 0.60%                $ 107.21                65
MarketPLUS Large Cap Growth ...........................     Class B 0.80%                $ 182.62                 8
MarketPLUS Large Cap Growth ...........................     Class B 0.90%                $ 180.67                50
MarketPLUS Mid Cap Value ..............................     Class A 0.00%                $ 210.08               115
MarketPLUS Mid Cap Value ..............................     Class A 0.00%                $ 151.27                10
MarketPLUS Mid Cap Value ..............................     Class A 0.60%                $ 153.47                 8
MarketPLUS Mid Cap Value ..............................     Class B 0.00%                $ 196.96               147
MarketPLUS Mid Cap Value ..............................     Class B 0.60%                $ 184.71               917
MarketPLUS Mid Cap Value ..............................     Class B 0.60%                $ 179.43                58
MarketPLUS Mid Cap Value ..............................     Class B 0.80%                $ 180.79                 6
MarketPLUS Mid Cap Value ..............................     Class B 0.90%                $ 178.86                72
MarketPLUS Mid Cap Value ..............................     Class B 0.90%                $ 141.01                --
Multimanager Aggressive Equity ........................     Class A 0.00%                $ 197.25               240
Multimanager Aggressive Equity ........................     Class A 0.00%                $ 107.24                 1
Multimanager Aggressive Equity ........................     Class A 0.60%                $ 795.80               550
Multimanager Aggressive Equity ........................     Class A 0.80%                $ 118.01                30
Multimanager Aggressive Equity ........................     Class A 0.90%                $ 212.70               129
Multimanager Aggressive Equity ........................     Class B 0.00%                $ 197.25                --
Multimanager Aggressive Equity ........................     Class B 0.00%                $ 101.51                 2
Multimanager Aggressive Equity ........................     Class B 0.60%                $  96.78               184
Multimanager Aggressive Equity ........................     Class B 0.90%                $  94.06                --
Multimanager Core Bond ................................     Class A 0.00%                $ 125.71               144
Multimanager Core Bond ................................     Class A 0.00%                $ 118.78                 8
Multimanager Core Bond ................................     Class A 0.60%                $ 127.87                 5
Multimanager Core Bond ................................     Class B 0.00%                $ 130.81                86
Multimanager Core Bond ................................     Class B 0.60%                $ 126.17               348
Multimanager Core Bond ................................     Class B 0.80%                $ 124.66                 1
Multimanager Core Bond ................................     Class B 0.90%                $ 123.90                24
Multimanager Health Care ..............................     Class A 0.00%                $ 179.79                37
Multimanager Health Care ..............................     Class A 0.00%                $ 144.61                 2
Multimanager Health Care ..............................     Class A 0.60%                $ 138.27                 7
Multimanager Health Care ..............................     Class B 0.00%                $ 140.94                47
Multimanager Health Care ..............................     Class B 0.60%                $ 135.94               125
Multimanager Health Care ..............................     Class B 0.80%                $ 134.30                --
Multimanager Health Care ..............................     Class B 0.90%                $ 133.49                 6
Multimanager High Yield ...............................     Class A 0.00%                $ 226.34               234
Multimanager High Yield ...............................     Class A 0.60%                $ 398.54               251
Multimanager High Yield ...............................     Class A 0.80%                $ 160.11                 7
Multimanager High Yield ...............................     Class A 0.90%                $ 240.09                45
Multimanager High Yield ...............................     Class B 0.00%                $ 226.34                 1
Multimanager High Yield ...............................     Class B 0.00%                $ 138.09                12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
Multimanager High Yield ...............................     Class B 0.60%                $ 113.20               209
Multimanager High Yield ...............................     Class B 0.90%                $ 110.01                --
Multimanager International Equity .....................     Class A 0.00%                $ 278.66                66
Multimanager International Equity .....................     Class A 0.60%                $ 202.92                 5
Multimanager International Equity .....................     Class B 0.00%                $ 264.21                14
Multimanager International Equity .....................     Class B 0.60%                $ 196.63               292
Multimanager International Equity .....................     Class B 0.80%                $ 254.46                --
Multimanager International Equity .....................     Class B 0.90%                $ 193.09                20
Multimanager Large Cap Core Equity ....................     Class A 0.00%                $ 191.50                21
Multimanager Large Cap Core Equity ....................     Class A 0.60%                $ 136.63                 1
Multimanager Large Cap Core Equity ....................     Class B 0.00%                $ 172.31                 3
Multimanager Large Cap Core Equity ....................     Class B 0.60%                $ 133.66                37
Multimanager Large Cap Core Equity ....................     Class B 0.80%                $ 165.95                --
Multimanager Large Cap Core Equity ....................     Class B 0.90%                $ 131.25                 2
Multimanager Large Cap Growth .........................     Class A 0.00%                $ 173.98                54
Multimanager Large Cap Growth .........................     Class A 0.60%                $ 118.44                 2
Multimanager Large Cap Growth .........................     Class B 0.00%                $ 156.43                 5
Multimanager Large Cap Growth .........................     Class B 0.60%                $ 110.67                96
Multimanager Large Cap Growth .........................     Class B 0.80%                $ 150.66                --
Multimanager Large Cap Growth .........................     Class B 0.90%                $ 108.68                 8
Multimanager Large Cap Value ..........................     Class A 0.00%                $ 211.64                51
Multimanager Large Cap Value ..........................     Class A 0.60%                $ 154.66                 5
Multimanager Large Cap Value ..........................     Class B 0.00%                $ 193.37                10
Multimanager Large Cap Value ..........................     Class B 0.60%                $ 153.59               179
Multimanager Large Cap Value ..........................     Class B 0.80%                $ 186.23                --
Multimanager Large Cap Value ..........................     Class B 0.90%                $ 150.84                12
Multimanager Mid Cap Growth ...........................     Class A 0.00%                $ 227.31                49
Multimanager Mid Cap Growth ...........................     Class A 0.60%                $ 134.03                 2
Multimanager Mid Cap Growth ...........................     Class B 0.00%                $ 202.77                 5
Multimanager Mid Cap Growth ...........................     Class B 0.60%                $ 126.26               174
Multimanager Mid Cap Growth ...........................     Class B 0.80%                $ 195.28                --
Multimanager Mid Cap Growth ...........................     Class B 0.90%                $ 123.99                15
Multimanager Mid Cap Value ............................     Class A 0.00%                $ 225.38                39
Multimanager Mid Cap Value ............................     Class A 0.00%                $ 148.37                 3
Multimanager Mid Cap Value ............................     Class A 0.60%                $ 144.35                 2
Multimanager Mid Cap Value ............................     Class B 0.00%                $ 149.14                70
Multimanager Mid Cap Value ............................     Class B 0.60%                $ 143.85               272
Multimanager Mid Cap Value ............................     Class B 0.80%                $ 142.12                 1
Multimanager Mid Cap Value ............................     Class B 0.90%                $ 141.27                19
Multimanager Small Cap Growth .........................     Class B 0.00%                $ 141.15                27
Multimanager Small Cap Growth .........................     Class B 0.00%                $  96.26                 1
Multimanager Small Cap Growth .........................     Class B 0.60%                $  95.72                --
Multimanager Small Cap Growth .........................     Class B 0.60%                $  95.78                --
Multimanager Small Cap Growth .........................     Class B 0.60%                $  95.90                 7
Multimanager Small Cap Growth .........................     Class B 0.60%                $  96.26                --
Multimanager Small Cap Growth .........................     Class B 0.80%                $  95.78                --
Multimanager Small Cap Growth .........................     Class B 0.90%                $  95.72                --
Multimanager Small Cap Value ..........................     Class A 0.00%                $ 195.65                68
Multimanager Small Cap Value ..........................     Class A 0.60%                $ 190.72                 6
Multimanager Small Cap Value ..........................     Class B 0.00%                $ 207.32                 9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007

                                                            Contract charges          Unit Fair Value     Units Outstanding (000s)
                                                        ----------------------   ----------------------  ------------------------
Multimanager Small Cap Value ..........................     Class B 0.60%                $ 197.34               123
Multimanager Small Cap Value ..........................     Class B 0.60%                $ 192.14                 6
Multimanager Small Cap Value ..........................     Class B 0.80%                $ 193.85                --
Multimanager Small Cap Value ..........................     Class B 0.90%                $ 192.22                 8
Multimanager Small Cap Value ..........................     Class B 0.90%                $ 191.79                --
Multimanager Technology ...............................     Class A 0.00%                $ 265.01                44
Multimanager Technology ...............................     Class A 0.60%                $ 142.97                 3
Multimanager Technology ...............................     Class B 0.00%                $ 217.54                60
Multimanager Technology ...............................     Class B 0.60%                $ 129.34               506
Multimanager Technology ...............................     Class B 0.80%                $ 209.51                 1
Multimanager Technology ...............................     Class B 0.90%                $ 127.01                19
Vanguard VIF Equity Index .............................     Class A 0.60%                $ 135.63                40

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007



                                                             AXA Aggressive         AXA Conservative       AXA Conservative-Plus
                                                               Allocation               Allocation              Allocation
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $            2,461,217  $              394,513  $                419,553
 Expenses:
  Mortality and expense risk charges ..................                 307,246                  39,687                    36,874
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................               2,153,971                 354,826                   382,679
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................               2,394,461                  73,680                   126,046
  Realized gain distribution from The Trusts ..........               3,129,007                 168,946                   234,381
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................               5,523,468                 242,626                   360,427
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................              (4,399,854)               (166,099)                 (313,323)
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................               1,123,614                  76,527                    47,104
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $            3,277,585  $              431,353  $                429,783
                                                         ======================  ======================  ========================


                                                              AXA Moderate          AXA Moderate-Plus      EQ/AllianceBernstein
                                                               Allocation              Allocation              Common Stock
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $           49,644,937  $            7,395,436  $             29,736,228
 Expenses:
  Mortality and expense risk charges ..................               8,605,609                 792,416                13,807,409
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................              41,039,328               6,603,020                15,928,819
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................              27,834,354               1,876,329                11,043,322
  Realized gain distribution from The Trusts ..........              27,936,424               6,631,227                        --
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................              55,770,778               8,507,556                11,043,322
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................             (10,912,507)             (5,277,939)               51,798,272
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              44,858,271               3,229,617                62,841,594
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $           85,897,599  $            9,832,637  $             78,770,413
                                                         ======================  ======================  ========================


                                                          EQ/AllianceBernstein
                                                              Intermediate
                                                               Government
                                                               Securities
                                                         ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $            6,483,018
 Expenses:
  Mortality and expense risk charges ..................                 629,609
                                                         ----------------------
Net Investment Income (Loss) ..........................               5,853,409
                                                         ----------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................                (608,816)
  Realized gain distribution from The Trusts ..........                      --
                                                         ----------------------
 Net realized gain (loss) .............................                (608,816)
                                                         ----------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................               3,789,931
                                                         ----------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................               3,181,115
                                                         ----------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $            9,034,524
                                                         ======================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                   EQ/AllianceBernstein
                                                          EQ/AllianceBernstein           Large Cap           EQ/AllianceBernstein
                                                              International               Growth                 Quality Bond
                                                         ----------------------   ----------------------   ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $           12,709,749   $                   --   $              6,659,565
 Expenses:
  Mortality and expense risk charges ..................               4,501,932                  576,251                    591,742
                                                         ----------------------   ----------------------   ------------------------
Net Investment Income (Loss) ..........................               8,207,817                 (576,251)                 6,067,823
                                                         ----------------------   ----------------------   ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................              34,003,969                2,024,297                    200,171
  Realized gain distribution from The Trusts ..........              75,500,142                       --                         --
                                                         ----------------------   ----------------------   ------------------------
 Net realized gain (loss) .............................             109,504,111                2,024,297                    200,171
                                                         ----------------------   ----------------------   ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................             (27,665,577)              12,200,683                   (739,570)
                                                         ----------------------   ----------------------   ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              81,838,534               14,224,980                   (539,399)
                                                         ----------------------   ----------------------   ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $           90,046,351   $           13,648,729   $              5,528,424
                                                         ======================   ======================   ========================


                                                                                                                   EQ/AXA
                                                EQ/AllianceBernstein      EQ/Alliance                          Rosenberg VIT
                                                     Small Cap             Bernstein           EQ/Ariel          Value Long/
                                                       Growth                Value         Appreciation II      Short Equity
                                               ----------------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .................  $                   --   $     12,697,861   $          4,005   $        318,082
 Expenses:
  Mortality and expense risk charges ........               1,213,538          2,413,207              1,413             81,352
                                               ----------------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) ................              (1,213,538)        10,284,654              2,592            236,730
                                               ----------------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .......              10,871,322         38,237,059             (2,233)            44,587
  Realized gain distribution from The Trusts               35,837,269         51,315,378              4,742                 --
                                               ----------------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ...................              46,708,591         89,552,437              2,509             44,587
                                               ----------------------   ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments .............              (9,271,779)      (141,890,296)           (64,584)           147,968
                                               ----------------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ................................              37,436,812        (52,337,859)           (62,075)           192,555
                                               ----------------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................  $           36,223,274   $    (42,053,205)  $        (59,483)  $        429,285
                                               ======================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                              EQ/BlackRock
                                                               Basic Value           EQ/BlackRock          EQ/Boston Advisors
                                                                  Equity          International Value         Equity Income
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $            2,359,396  $            4,011,301  $                113,328
 Expenses:
  Mortality and expense risk charges ..................               1,037,326                 898,634                     2,367
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................               1,322,070               3,112,667                   110,961
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................               6,369,573               9,577,333                    83,962
  Realized gain distribution from The Trusts ..........              16,025,031              21,191,338                   376,676
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................              22,394,604              30,768,671                   460,638
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................             (21,732,071)            (14,531,043)                 (483,105)
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................                 662,533              16,237,628                   (22,467)
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $            1,984,603  $           19,350,295  $                 88,494
                                                         ======================  ======================  ========================


                                                    EQ/Calvert         EQ/Capital            EQ/Capital          EQ/Caywood-Scholl
                                              Socially Responsible   Guardian Growth      Guardian Research      High Yield Bond
                                              --------------------   ----------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ................. $              1,859   $             --   $          1,565,434   $            189,357
 Expenses:
  Mortality and expense risk charges ........                1,927             32,071                627,123                  2,735
                                              --------------------   ----------------   --------------------   --------------------
Net Investment Income (Loss) ................                  (68)           (32,071)               938,311                186,622
                                              --------------------   ----------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .......               18,971            215,468              7,334,383                (57,021)
  Realized gain distribution from The Trusts                32,339                 --              1,654,785                     --
                                              --------------------   ----------------   --------------------   --------------------
 Net realized gain (loss) ...................               51,310            215,468              8,989,168                (57,021)
                                              --------------------   ----------------   --------------------   --------------------
 Change in unrealized appreciation
  (depreciation) of investments .............               (8,173)           (42,095)           (13,518,007)              (113,534)
                                              --------------------   ----------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ................................               43,137            173,373             (4,528,839)              (170,555)
                                              --------------------   ----------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .................. $             43,069   $        141,302   $         (3,590,528)  $             16,067
                                              ====================   ================   ====================   ====================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                EQ/Equity              EQ/Evergreen             EQ/Evergreen
                                                                500 Index          International Bond              Omega
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $           11,846,529  $              154,072  $                     --
 Expenses:
  Mortality and expense risk charges ..................               3,790,516                   3,383                    49,525
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................               8,056,013                 150,689                   (49,525)
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................              18,959,596                  38,801                   210,229
  Realized gain distribution from The Trusts ..........              21,057,663                   1,312                   670,514
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................              40,017,259                  40,113                   880,743
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................             (12,295,673)                  4,630                   (38,961)
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              27,721,586                  44,743                   841,782
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $           35,777,599  $              195,432  $                792,257
                                                         ======================  ======================  ========================


                                                                              EQ/GAMCO           EQ/GAMCO
                                                               EQ/FI         Mergers and      Small Company    EQ/International
                                                              Mid Cap        Acquisitions         Value             Growth
                                                         ----------------  ----------------  ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $             --  $         16,618  $         84,801  $         42,575
 Expenses:
  Mortality and expense risk charges ..................           609,365             3,176            21,558            16,793
                                                         ----------------  ----------------  ----------------  ----------------
Net Investment Income (Loss) ..........................          (609,365)           13,442            63,243            25,782
                                                         ----------------  ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         3,681,458              (241)          192,536            43,853
  Realized gain distribution from The Trusts ..........        18,148,357           100,373           695,082           329,328
                                                         ----------------  ----------------  ----------------  ----------------
 Net realized gain (loss) .............................        21,829,815           100,132           887,618           373,181
                                                         ----------------  ----------------  ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................       (11,915,221)         (154,529)         (796,459)         (134,454)
                                                         ----------------  ----------------  ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         9,914,594           (54,397)           91,159           238,727
                                                         ----------------  ----------------  ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      9,305,229  $        (40,955) $        154,402  $        264,509
                                                         ================  ================  ================  ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                               EQ/JPMorgan            EQ/JPMorgan             EQ/Legg Mason
                                                                Core Bond         Value Opportunities          Value Equity
                                                         ----------------------  ----------------------  ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $            2,749,815  $              636,371  $                     --
 Expenses:
  Mortality and expense risk charges ..................                 224,047                 206,521                     1,839
                                                         ----------------------  ----------------------  ------------------------
Net Investment Income (Loss) ..........................               2,525,768                 429,850                    (1,839)
                                                         ----------------------  ----------------------  ------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................                (147,569)              1,806,556                     3,135
  Realized gain distribution from The Trusts ..........                      --               6,614,508                    34,832
                                                         ----------------------  ----------------------  ------------------------
 Net realized gain (loss) .............................                (147,569)              8,421,064                    37,967
                                                         ----------------------  ----------------------  ------------------------
 Change in unrealized appreciation
  (depreciation) of investments .......................                (800,982)             (9,487,928)                 (155,934)
                                                         ----------------------  ----------------------  ------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................                (948,551)             (1,066,864)                 (117,967)
                                                         ----------------------  ----------------------  ------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $            1,577,217  $             (637,014) $               (119,806)
                                                         ======================  ======================  ========================


                                                                            EQ/Lord Abbett    EQ/Lord Abbett    EQ/Lord Abbett
                                                              EQ/Long         Growth and         Large Cap          Mid Cap
                                                             Term Bond          Income             Core              Value
                                                         ----------------  ----------------  ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $         51,259  $          7,676  $         12,323  $        178,357
 Expenses:
  Mortality and expense risk charges ..................             1,936               757             1,435            32,714
                                                         ----------------  ----------------  ----------------  ----------------
Net Investment Income (Loss) ..........................            49,323             6,919            10,888           145,643
                                                         ----------------  ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................             3,020             2,397             3,339           (11,488)
  Realized gain distribution from The Trusts ..........                --            21,364            45,864         1,415,359
                                                         ----------------  ----------------  ----------------  ----------------
 Net realized gain (loss) .............................             3,020            23,761            49,203         1,403,871
                                                         ----------------  ----------------  ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................            17,805           (34,133)          (39,426)       (2,268,382)
                                                         ----------------  ----------------  ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................            20,825           (10,372)            9,777          (864,511)
                                                         ----------------  ----------------  ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $         70,148  $         (3,453) $         20,665  $       (718,868)
                                                         ================  ================  ================  ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            EQ/Marsico        EQ/Money         EQ/Montag &
                                                              Focus            Market        Caldwell Growth
                                                         ---------------   ---------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $       395,200   $    19,377,585   $        14,157
 Expenses:
  Mortality and expense risk charges ..................          688,157         1,506,413             3,341
                                                         ---------------   ---------------   ---------------
Net Investment Income (Loss) ..........................         (292,957)       17,871,172            10,816
                                                         ---------------   ---------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................        8,128,401          (191,197)           30,512
  Realized gain distribution from The Trusts ..........       14,131,497                --                --
                                                         ---------------   ---------------   ---------------
 Net realized gain (loss) .............................       22,259,898          (191,197)           30,512
                                                         ---------------   ---------------   ---------------
 Change in unrealized appreciation
  (depreciation) of investments .......................         (715,864)          196,993           105,196
                                                         ---------------   ---------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................       21,544,034             5,796           135,708
                                                         ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $    21,251,077   $    17,876,968   $       146,524
                                                         ===============   ===============   ===============


                                                             EQ/PIMCO          EQ/Short          EQ/Small        EQ/T. Rowe Price
                                                           Real Return      Duration Bond      Company Index       Growth Stock
                                                         ----------------  ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        124,718  $        103,356   $        856,759   $         27,295
 Expenses:
  Mortality and expense risk charges ..................             4,941             7,076            261,521             75,307
                                                         ----------------  ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................           119,777            96,280            595,238            (48,012)
                                                         ----------------  ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................            21,435             8,754          1,615,646            638,889
  Realized gain distribution from The Trusts ..........            44,607                --          3,943,906          1,795,838
                                                         ----------------  ----------------   ----------------   ----------------
 Net realized gain (loss) .............................            66,042             8,754          5,559,552          2,434,727
                                                         ----------------  ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................            74,338           (24,468)        (7,494,643)        (3,057,203)
                                                         ----------------  ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           140,380           (15,714)        (1,935,091)          (622,476)
                                                         ----------------  ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $        260,157  $         80,566   $     (1,339,853)  $       (670,488)
                                                         ================  ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                           EQ/Van Kampen
                                                     EQ/UBS Growth      EQ/Van Kampen     Emerging Markets
                                                       and Income          Comstock            Equity
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         36,978   $         20,568   $             --
 Expenses:
  Mortality and expense risk charges .............             7,946              1,291          1,416,176
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................            29,032             19,277         (1,416,176)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            40,889             (3,163)        38,931,593
  Realized gain distribution from The Trusts .....                --             39,031         71,163,282
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................            40,889             35,868        110,094,875
                                                    ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (256,865)          (127,726)         8,013,956
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (215,976)           (91,858)       118,108,831
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       (186,944)  $        (72,581)  $    116,692,655
                                                    ================   ================   ================


                                                           EQ/Van Kampen                        Fidelity VIP
                                                              Mid Cap        EQ/Van Kampen      Asset Manager:     Fidelity VIP
                                                              Growth         Real Estate (a)       Growth           Contrafund
                                                         ----------------   ----------------   ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $         58,831   $        762,301   $        129,936  $        765,505
 Expenses:
  Mortality and expense risk charges ..................            21,676            119,345                 --                --
                                                         ----------------   ----------------   ----------------  ----------------
Net Investment Income (Loss) ..........................            37,155            642,956            129,936           765,505
                                                         ----------------   ----------------   ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................            93,061          1,233,275            135,486         1,534,617
  Realized gain distribution from The Trusts ..........           576,070            492,264                 --        10,880,103
                                                         ----------------   ----------------   ----------------  ----------------
 Net realized gain (loss) .............................           669,131          1,725,539            135,486        12,414,720
                                                         ----------------   ----------------   ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................          (413,886)        (9,635,499)           324,882        (6,926,004)
                                                         ----------------   ----------------   ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           255,245         (7,909,960)           460,368         5,488,716
                                                         ----------------   ----------------   ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $        292,400   $     (7,267,004)  $        590,304  $      6,254,221
                                                         ================   ================   ================  ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                             Fidelity VIP
                                                           Fidelity VIP         Growth &        Fidelity VIP
                                                          Equity- Income         Income         High Income
                                                         ----------------   ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        179,111   $        187,083  $        805,418
 Expenses:
  Mortality and expense risk charges ..................                --                 --                --
                                                         ----------------   ----------------  ----------------
Net Investment Income (Loss) ..........................           179,111            187,083           805,418
                                                         ----------------   ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................           327,625            142,738           187,298
  Realized gain distribution from The Trusts ..........           804,028                 --                --
                                                         ----------------   ----------------  ----------------
 Net realized gain (loss) .............................         1,131,653            142,738           187,298
                                                         ----------------   ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................        (1,183,913)           109,658          (659,517)
                                                         ----------------   ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           (52,260)           252,396          (472,219)
                                                         ----------------   ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $        126,851   $        439,479  $        333,199
                                                         ================   ================  ================


                                                      Fidelity VIP
                                                       Investment        Fidelity VIP      Fidelity VIP       Fidelity VIP
                                                       Grade Bond           Mid Cap           Value         Value Strategies
                                                    ----------------   ----------------  ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        349,327   $      3,183,108  $        297,111   $        558,391
 Expenses:
  Mortality and expense risk charges .............                --                 --                --                 --
                                                    ----------------   ----------------  ----------------   ----------------
Net Investment Income (Loss) .....................           349,327          3,183,108           297,111            558,391
                                                    ----------------   ----------------  ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            (1,057)           979,981           391,756            124,053
  Realized gain distribution from The Trusts .....                --                 --           223,444                 --
                                                    ----------------   ----------------  ----------------   ----------------
 Net realized gain (loss) ........................            (1,057)           979,981           615,200            124,053
                                                    ----------------   ----------------  ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................            35,759            721,494        (1,007,984)          (803,480)
                                                    ----------------   ----------------  ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            34,702          1,701,475          (392,784)          (679,427)
                                                    ----------------   ----------------  ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        384,029   $      4,884,583  $        (95,673)  $       (121,036)
                                                    ================   ================  ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        MarketPLUS        MarketPLUS         MarketPLUS
                                                      International       Large Cap           Large Cap
                                                          Core               Core              Growth
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         66,586   $        161,972   $        638,475
 Expenses:
  Mortality and expense risk charges .............            85,073             74,279            923,974
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................           (18,487)            87,693           (285,499)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,125,363            635,883          4,185,244
  Realized gain distribution from The Trusts .....         3,203,965          2,681,918                 --
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         4,329,328          3,317,801          4,185,244
                                                    ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (2,334,997)        (3,011,729)        20,049,367
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         1,994,331            306,072         24,234,611
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      1,975,844   $        393,765   $     23,949,112
                                                    ================   ================   ================


                                                           MarketPLUS
                                                             Mid Cap         Multimanager        Multimanager       Multimanager
                                                              Value        Aggressive Equity       Core Bond        Health Care
                                                         ---------------   -----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $     2,890,926   $         523,933   $      3,172,086   $             --
 Expenses:
  Mortality and expense risk charges ..................        1,390,229           3,058,129            292,127            116,938
                                                         ---------------   -----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................        1,500,697          (2,534,196)         2,879,959           (116,938)
                                                         ---------------   -----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................        6,973,968          10,854,636           (226,900)           642,925
  Realized gain distribution from The Trusts ..........       64,795,292                  --                 --          2,473,418
                                                         ---------------   -----------------   ----------------   ----------------
 Net realized gain (loss) .............................       71,769,260          10,854,636           (226,900)         3,116,343
                                                         ---------------   -----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................      (77,445,774)         47,430,399          1,768,997           (476,716)
                                                         ---------------   -----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................       (5,676,514)         58,285,035          1,542,097          2,639,627
                                                         ---------------   -----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $    (4,175,817)  $      55,750,839   $      4,422,056   $      2,522,689
                                                         ===============   =================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                         Multimanager      Multimanager
                                                      Multimanager      International       Large Cap
                                                       High Yield           Equity         Core Equity
                                                    ----------------   ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     15,090,164   $        620,886  $         50,010
 Expenses:
  Mortality and expense risk charges .............           943,001            363,382            28,692
                                                    ----------------   ----------------  ----------------
Net Investment Income (Loss) .....................        14,147,164            257,504            21,318
                                                    ----------------   ----------------  ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (886,970)         3,508,913           305,569
  Realized gain distribution from The Trusts .....                --          4,749,593           641,035
                                                    ----------------   ----------------  ----------------
 Net realized gain (loss) ........................          (886,970)         8,258,506           946,604
                                                    ----------------   ----------------  ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (7,338,297)           196,381          (621,299)
                                                    ----------------   ----------------  ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (8,225,267)         8,454,887           325,305
                                                    ----------------   ----------------  ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      5,921,897   $      8,712,391  $        346,623
                                                    ================   ================  ================


                                                      Multimanager       Multimanager       Multimanager       Multimanager
                                                        Large Cap          Large Cap          Mid Cap            Mid Cap
                                                         Growth              Value             Growth             Value
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        500,120   $             --   $             --
 Expenses:
  Mortality and expense risk charges .............            64,899            176,668            146,003            267,613
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................           (64,899)           323,452           (146,003)          (267,613)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           609,926          1,469,554            518,040            283,196
  Realized gain distribution from The Trusts .....         2,435,722          4,322,867          3,584,871          5,513,364
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         3,045,648          5,792,421          4,102,911          5,796,560
                                                    ----------------   ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (939,710)        (5,021,038)           (81,060)        (5,621,764)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         2,105,938            771,383          4,021,851            174,796
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      2,041,039   $      1,094,835   $      3,875,848   $        (92,817)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                           Multimanager       Multimanager      Multimanager        Vanguard VIF
                                                         Small Cap Growth    Small Cap Value     Technology         Equity Index
                                                         ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $             --   $        190,629   $             --   $         70,606
 Expenses:
  Mortality and expense risk charges ..................             1,672            211,811            380,488             30,255
                                                         ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................            (1,672)           (21,182)          (380,488)            40,351
                                                         ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................            79,810             44,546          4,948,261             74,709
  Realized gain distribution from The Trusts ..........           418,210          3,972,637                 --            175,763
                                                         ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) .............................           498,020          4,017,183          4,948,261            250,472
                                                         ----------------   ----------------   ----------------   ----------------
 Change in unrealized appreciation
  (depreciation) of investments .......................          (489,445)        (9,042,331)         8,130,609            (87,065)
                                                         ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................             8,575         (5,025,148)        13,078,870            163,407
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $          6,903   $     (5,046,330)  $     12,698,382   $        203,758
                                                         ================   ================   ================   ================

-------
(a) Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                    -----------------------------------
                                                           2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      2,153,971   $        907,628
 Net realized gain (loss) on investments .........         5,523,468          1,183,455
 Change in unrealized appreciation
  (depreciation) on investments ..................        (4,399,854)         2,723,125
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         3,277,585          4,814,208
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        17,538,824          8,549,839
  Transfers between funds and guaranteed
   interest account, net .........................        37,054,140         19,801,084
  Transfers for contract benefits and
   terminations ..................................        (1,930,999)        (1,186,512)
  Contract maintenance charges ...................        (4,735,011)        (2,042,537)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        47,926,954         25,121,874
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............             4,504            257,264
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        51,209,043         30,193,346
Net Assets -- Beginning of Period ................        46,840,824         16,647,478
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     98,049,867   $     46,840,824
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               267                182
 Redeemed ........................................               (42)               (54)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               225                128
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               101                 43
 Redeemed ........................................               (29)                (6)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                72                 37
                                                    ----------------   ----------------



                                                             AXA Conservative                   AXA Conservative-Plus
                                                                Allocation                            Allocation
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        354,826   $        169,397   $        382,679   $        176,162
 Net realized gain (loss) on investments .........           242,626             65,424            360,427            138,400
 Change in unrealized appreciation
  (depreciation) on investments ..................          (166,099)            32,645           (313,323)           125,103
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           431,353            267,466            429,783            439,665
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,074,340            878,841          2,506,650          1,325,746
  Transfers between funds and guaranteed
   interest account, net .........................         4,937,021          1,426,888          4,589,173          1,549,507
  Transfers for contract benefits and
   terminations ..................................          (437,955)           (42,498)          (291,782)          (384,173)
  Contract maintenance charges ...................          (770,197)          (330,319)          (705,546)          (446,519)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,803,209          1,932,912          6,098,495          2,044,561
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (19,310)             2,000            (14,638)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,234,562          2,181,068          6,530,278          2,469,588
Net Assets -- Beginning of Period ................         5,237,922          3,056,854          6,379,166          3,909,578
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     10,472,484   $      5,237,922   $     12,909,444   $      6,379,166
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                68                 23                 54                 32
 Redeemed ........................................               (32)                (9)               (16)               (18)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                36                 14                 38                 14
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                12                  9                 11                  8
 Redeemed ........................................                (7)                (6)                (3)                (5)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 5                  3                  8                  3
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                AXA Moderate
                                                                 Allocation
                                                    -----------------------------------
                                                           2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     41,039,328   $     33,123,358
 Net realized gain (loss) on investments .........        55,770,778         34,702,287
 Change in unrealized appreciation
  (depreciation) on investments ..................       (10,912,507)        69,386,076
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        85,897,599        137,211,721
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........       104,942,996        103,615,827
  Transfers between funds and guaranteed
   interest account, net .........................       (21,287,786)       (30,042,359)
  Transfers for contract benefits and
   terminations ..................................       (78,667,781)       (78,711,271)
  Contract maintenance charges ...................       (85,265,192)       (86,591,001)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (80,277,763)       (91,728,804)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............          (130,312)           240,936
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,489,524         45,723,853
Net Assets -- Beginning of Period ................     1,483,390,263      1,437,666,410
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $  1,488,879,787   $  1,483,390,263
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               104                342
 Redeemed ........................................              (247)              (495)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................              (143)              (153)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                94                138
 Redeemed ........................................               (47)              (159)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                47                (21)
                                                    ----------------   ----------------


                                                            AXA Moderate-Plus                   EQ/AllianceBernstein
                                                               Allocation                            Common Stock
                                                    -----------------------------------   -----------------------------------
                                                           2007             2006                2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      6,603,020   $      2,811,203   $     15,928,819   $     21,115,563
 Net realized gain (loss) on investments .........         8,507,556          2,136,363         11,043,322        (16,570,826)
 Change in unrealized appreciation
  (depreciation) on investments ..................        (5,277,939)         6,508,414         51,798,272        234,482,801
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         9,832,637         11,455,980         78,770,413        239,027,538
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        44,722,425         25,926,378        163,283,052        177,758,272
  Transfers between funds and guaranteed
   interest account, net .........................        95,305,921         56,453,126       (136,328,284)      (114,937,624)
  Transfers for contract benefits and
   terminations ..................................        (4,954,845)        (3,222,935)      (121,807,238)      (121,674,127)
  Contract maintenance charges ...................       (13,132,102)        (6,724,193)      (124,789,121)      (130,641,580)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       121,941,399         72,432,376       (219,641,591)      (189,495,059)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                82            (66,884)            15,874           (166,369)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       131,774,118         83,821,472       (140,855,304)        49,366,110
Net Assets -- Beginning of Period ................       129,458,993         45,637,521      2,485,915,752      2,436,549,642
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    261,233,111   $    129,458,993   $  2,345,060,448   $  2,485,915,752
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               624                503                 64                360
 Redeemed ........................................               (57)              (114)              (320)              (581)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               567                389               (256)              (221)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               252                170                 56                296
 Redeemed ........................................               (21)               (32)              (152)              (341)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               231                138                (96)               (45)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                          Government Securities
                                                    -----------------------------------
                                                          2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      5,853,409   $      5,099,620
 Net realized gain (loss) on investments .........          (608,816)        (1,796,470)
 Change in unrealized appreciation
  (depreciation) on investments ..................         3,789,931            529,245
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         9,034,524          3,832,395
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        14,206,641         18,471,242
  Transfers between funds and guaranteed
   interest account, net .........................        (1,418,273)       (12,616,385)
  Transfers for contract benefits and
   terminations ..................................        (5,746,701)       (10,731,596)
  Contract maintenance charges ...................        (8,597,028)        (9,335,198)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,555,361)       (14,211,937)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               413           (126,580)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         7,479,576        (10,506,122)
Net Assets -- Beginning of Period ................       136,254,211        146,760,333
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    143,733,787   $    136,254,211
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               142                204
 Redeemed ........................................              (147)              (267)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)               (63)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                27                 63
 Redeemed ........................................               (27)               (73)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                (10)
                                                    ----------------   ----------------


                                                           EQ/AllianceBernstein                 EQ/AllianceBernstein
                                                              International                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      8,207,817   $      8,109,683   $       (576,251)  $       (576,639)
 Net realized gain (loss) on investments .........       109,504,111         75,691,358          2,024,297          2,672,958
 Change in unrealized appreciation
  (depreciation) on investments ..................       (27,665,577)        66,443,492         12,200,683         (3,658,129)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        90,046,351        150,244,533         13,648,729         (1,561,810)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        52,399,597         49,448,222         12,680,969         15,163,468
  Transfers between funds and guaranteed
   interest account, net .........................        (2,781,259)        10,016,514         (2,412,360)        (5,095,300)
  Transfers for contract benefits and
   terminations ..................................       (39,479,139)       (35,718,856)        (4,926,900)        (6,198,790)
  Contract maintenance charges ...................       (32,230,371)       (31,206,510)        (7,006,981)        (7,562,326)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (22,091,172)        (7,460,630)        (1,665,272)        (3,692,948)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           (15,549)           477,581                 --           (196,991)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        67,939,630        143,261,484         11,983,457         (5,451,749)
Net Assets -- Beginning of Period ................       794,909,661        651,648,177        106,487,503        111,939,252
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    862,849,291   $    794,909,661   $    118,470,960   $    106,487,503
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               188                514                 11                 28
 Redeemed ........................................              (306)              (570)                (6)               (15)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (118)               (56)                 5                 13
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                64                126                146                475
 Redeemed ........................................               (41)              (106)              (186)              (554)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                23                 20                (40)               (79)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Quality Bond
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      6,067,823   $      4,789,822
 Net realized gain (loss) on investments .........           200,171           (597,727)
 Change in unrealized appreciation
  (depreciation) on investments ..................          (739,570)           410,649
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         5,528,424          4,602,744
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        10,616,404         12,860,127
  Transfers between funds and guaranteed
   interest account, net .........................        (4,501,533)        (7,210,175)
  Transfers for contract benefits and
   terminations ..................................        (6,295,045)        (7,850,649)
  Contract maintenance charges ...................        (6,940,845)        (7,302,955)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (7,121,019)        (9,503,652)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (154,670)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        (1,592,595)        (5,055,578)
Net Assets -- Beginning of Period ................       133,445,532        138,501,110
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    131,852,937   $    133,445,532
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               109                310
 Redeemed ........................................              (134)              (354)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (25)               (44)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                16                 54
 Redeemed ........................................               (32)               (63)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (16)                (9)
                                                    ----------------   ----------------


                                                          EQ/AllianceBernstein                 EQ/AllianceBernstein
                                                            Small Cap Growth                       Value (d) (i)
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (1,213,538)  $     (1,151,382)  $     10,284,654   $      3,254,225
 Net realized gain (loss) on investments .........        46,708,591         31,819,888         89,552,437         27,338,802
 Change in unrealized appreciation
  (depreciation) on investments ..................        (9,271,779)       (12,202,371)      (141,890,296)        20,025,485
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        36,223,274         18,466,135        (42,053,205)        50,618,512
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        20,647,316         21,509,026         42,605,297         27,785,019
  Transfers between funds and guaranteed
   interest account, net .........................       (16,469,190)        (7,272,916)       512,948,603         15,859,712
  Transfers for contract benefits and
   terminations ..................................       (11,509,351)       (11,506,643)       (22,488,419)       (11,223,334)
  Contract maintenance charges ...................       (10,303,803)       (10,749,177)       (23,027,853)       (12,108,317)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (17,635,028)        (8,019,710)       510,037,628         20,313,080
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           (20,848)          (158,745)           490,247           (144,405)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        18,567,398         10,287,680        468,474,670         70,787,187
Net Assets -- Beginning of Period ................       232,118,781        221,831,101        306,330,949        235,543,762
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    250,686,179   $    232,118,781   $    774,805,619   $    306,330,949
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                84                274              3,766                 75
 Redeemed ........................................              (150)              (311)              (422)               (25)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (66)               (37)             3,344                 50
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                19                 82                829                506
 Redeemed ........................................               (42)               (94)            (1,240)              (436)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (23)               (12)              (411)                70
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/AXA Rosenberg
                                                               EQ/Ariel                            VIT Value Long/
                                                            Appreciation II                         Short Equity
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006              2007                 2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $          2,592   $            293   $        236,730   $        358,369
 Net realized gain (loss) on investments .........             2,509                 36             44,587            276,931
 Change in unrealized appreciation
  (depreciation) on investments ..................           (64,584)             2,777            147,968           (529,323)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           (59,483)             3,106            429,285            105,977
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           149,381             33,131          1,900,789          1,463,924
  Transfers between funds and guaranteed
   interest account, net .........................           590,215              8,141           (227,121)         1,832,745
  Transfers for contract benefits and
   terminations ..................................               (53)                --           (745,057)          (394,241)
  Contract maintenance charges ...................           (16,189)            (4,835)          (668,291)          (515,544)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................           723,354             36,437            260,320          2,386,884
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (97)               108            100,152            (63,347)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................           663,774             39,651            789,757          2,429,514
Net Assets -- Beginning of Period ................            40,462                811         15,307,922         12,878,408
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $        704,236   $         40,462   $     16,097,679   $     15,307,922
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 5                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 5                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 2                 --                 54                116
 Redeemed ........................................                --                 --                (52)               (94)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 2                 --                  2                 22
                                                    ----------------   ----------------   ----------------   ----------------


                                                               EQ/BlackRock
                                                             Basic Value Equity
                                                    -----------------------------------
                                                          2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      1,322,070   $      4,693,663
 Net realized gain (loss) on investments .........        22,394,604         14,033,880
 Change in unrealized appreciation
  (depreciation) on investments ..................       (21,732,071)        17,430,944
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,984,603         36,158,487
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        18,333,112         19,275,299
  Transfers between funds and guaranteed
   interest account, net .........................       (11,263,303)       (10,316,986)
  Transfers for contract benefits and
   terminations ..................................        (9,702,807)       (10,236,266)
  Contract maintenance charges ...................        (9,738,549)        (9,471,400)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (12,371,547)       (10,749,353)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (97,667)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................       (10,386,944)        25,311,467
Net Assets -- Beginning of Period ................       213,241,722        187,930,255
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    202,854,778   $    213,241,722
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                19                 33
 Redeemed ........................................                (8)               (19)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                11                 14
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                63                183
 Redeemed ........................................              (115)              (242)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (52)               (59)
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/BlackRock
                                                             International Value
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      3,112,667   $      5,255,539
 Net realized gain (loss) on investments .........        30,768,671         14,881,784
 Change in unrealized appreciation
  (depreciation) on investments ..................       (14,531,043)        17,413,257
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        19,350,295         37,550,580
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        18,094,361         16,925,046
  Transfers between funds and guaranteed
   interest account, net .........................        (3,557,351)         6,052,626
  Transfers for contract benefits and
   terminations ..................................        (7,929,250)        (6,843,363)
  Contract maintenance charges ...................        (8,005,438)        (6,907,725)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,397,678)         9,226,584
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (135)          (120,159)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        17,952,482         46,657,005
Net Assets -- Beginning of Period ................       195,605,061        148,948,056
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    213,557,543   $    195,605,061
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                27                 44
 Redeemed ........................................               (10)               (19)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                17                 25
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               134                318
 Redeemed ........................................              (161)              (297)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (28)                21
                                                    ----------------   ----------------


                                                            EQ/Boston Advisors                        EQ/Calvert
                                                               Equity Income                     Socially Responsible
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        110,961   $         62,963   $            (68)  $         (1,176)
 Net realized gain (loss) on investments .........           460,638            144,947             51,310              4,569
 Change in unrealized appreciation
  (depreciation) on investments ..................          (483,105)           142,311             (8,173)             7,721
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            88,494            350,221             43,069             11,114
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,434,632          1,057,061             76,867             47,677
  Transfers between funds and guaranteed
   interest account, net .........................         1,750,805            772,778            506,175             70,364
  Transfers for contract benefits and
   terminations ..................................           (87,404)           (14,033)           (58,338)            (8,058)
  Contract maintenance charges ...................          (280,926)          (212,184)           (18,444)            (8,975)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,817,107          1,603,622            506,260            101,008
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (1,435)             1,433                 --               (278)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,904,166          1,955,276            549,329            111,844
Net Assets -- Beginning of Period ................         3,237,209          1,281,933            315,129            203,285
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,141,375   $      3,237,209   $        864,458   $        315,129
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                19                 --                 --                 --
 Redeemed ........................................                (2)                --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                17                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                13                 19                  6                  2
 Redeemed ........................................                (4)                (5)                (1)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 9                 14                  5                  1
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/Capital
                                                               Guardian Growth
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        (32,071)  $        (11,050)
 Net realized gain (loss) on investments .........           215,468             60,230
 Change in unrealized appreciation
  (depreciation) on investments ..................           (42,095)           206,145
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           141,302            255,325
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           487,035            205,966
  Transfers between funds and guaranteed
   interest account, net .........................         3,104,279          1,757,244
  Transfers for contract benefits and
   terminations ..................................          (190,717)           (58,153)
  Contract maintenance charges ...................          (177,424)           (96,168)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,223,173          1,808,889
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (41,439)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,364,475          2,022,775
Net Assets -- Beginning of Period ................         4,397,693          2,374,918
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $      7,762,168   $      4,397,693
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 3                 --
 Redeemed ........................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 3                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                40                 30
 Redeemed ........................................               (10)                (9)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                30                 21
                                                    ----------------   ----------------


                                                                EQ/Capital                       EQ/Caywood-Scholl
                                                           Guardian Research (a)                  High Yield Bond
                                                    -----------------------------------   -----------------------------------
                                                         2007                2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        938,311   $         56,845   $        186,622   $          7,301
 Net realized gain (loss) on investments .........         8,989,168          5,740,870            (57,021)               520
 Change in unrealized appreciation
  (depreciation) on investments ..................       (13,518,007)         3,871,453           (113,534)            (1,405)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (3,590,528)         9,669,168             16,067              6,416
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         8,955,906          7,201,215            563,807            105,648
  Transfers between funds and guaranteed
   interest account, net .........................        68,160,275         (2,880,779)         1,428,390             35,933
  Transfers for contract benefits and
   terminations ..................................        (4,796,089)        (4,774,994)           (12,672)               (36)
  Contract maintenance charges ...................        (5,576,526)        (4,393,941)           (72,977)           (14,617)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        66,743,566         (4,848,499)         1,906,548            126,928
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           254,994           (181,787)              (582)               580
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        63,408,032          4,638,882          1,922,033            133,924
Net Assets -- Beginning of Period ................        89,949,922         85,311,040            140,568              6,644
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    153,357,954   $     89,949,922   $      2,062,601   $        140,568
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                65                  2                 --                 --
 Redeemed ........................................                (5)                (2)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                60                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               494                142                 42                  1
 Redeemed ........................................              (134)              (178)               (23)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               360                (36)                19                  1
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Equity 500 Index
                                                    -----------------------------------
                                                        2007             2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      8,056,013   $      9,095,239
 Net realized gain (loss) on investments .........        40,017,259         35,528,229
 Change in unrealized appreciation
  (depreciation) on investments ..................       (12,295,673)        55,581,211
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        35,777,599        100,204,679
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        60,309,665         61,145,324
  Transfers between funds and guaranteed
   interest account, net .........................       (18,178,443)       (36,208,848)
  Transfers for contract benefits and
   terminations ..................................       (47,662,604)       (46,720,919)
  Contract maintenance charges ...................       (35,932,482)       (36,790,957)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (41,463,864)       (58,575,400)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (447)          (139,679)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        (5,686,712)        41,489,600
Net Assets -- Beginning of Period ................       755,956,764        714,467,164
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    750,270,052   $    755,956,764
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               131                350
 Redeemed ........................................              (239)              (534)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................              (108)              (184)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                98                221
 Redeemed ........................................              (122)              (238)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (24)               (17)
                                                    ----------------   ----------------


                                                              EQ/Evergreen
                                                           International Bond                    EQ/Evergreen Omega
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        150,689   $            412   $        (49,525)  $        142,914
 Net realized gain (loss) on investments .........            40,113               (162)           880,743          1,044,906
 Change in unrealized appreciation
  (depreciation) on investments ..................             4,630             (2,621)           (38,961)          (729,118)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           195,432             (2,371)           792,257            458,702
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           315,192             38,423          1,182,145            721,799
  Transfers between funds and guaranteed
   interest account, net .........................         5,738,626            225,114          3,997,076         (1,478,872)
  Transfers for contract benefits and
   terminations ..................................            (6,438)                (1)          (543,669)          (332,549)
  Contract maintenance charges ...................           (73,839)            (5,650)          (388,481)          (393,454)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,973,541            257,886          4,247,071         (1,483,076)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (2,813)             2,815                 --            (97,958)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         6,166,160            258,330          5,039,328         (1,122,332)
Net Assets -- Beginning of Period ................           269,839             11,509          8,725,925          9,848,257
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,435,999   $        269,839   $     13,765,253   $      8,725,925
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                57                  5                  3                 --
 Redeemed ........................................                (9)                (3)                (1)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                48                  2                  2                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 8                  1                 64                 54
 Redeemed ........................................                (1)                --                (28)               (71)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 7                  1                 36                (17)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/FI Mid Cap
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (609,365)  $      3,369,159
 Net realized gain (loss) on investments .........        21,829,815          6,953,727
 Change in unrealized appreciation
  (depreciation) on investments ..................       (11,915,221)         1,910,434
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         9,305,229         12,233,320
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        14,395,811         15,311,946
  Transfers between funds and guaranteed
   interest account, net .........................          (881,343)        (3,753,541)
  Transfers for contract benefits and
   terminations ..................................        (6,639,049)        (4,659,916)
  Contract maintenance charges ...................        (5,998,479)        (5,822,794)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................           876,940          1,075,695
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (208,139)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        10,182,169         13,100,876
Net Assets -- Beginning of Period ................       123,841,561        110,740,685
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    134,023,730   $    123,841,561
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                23                 42
 Redeemed ........................................               (13)               (18)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                10                 24
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               113                262
 Redeemed ........................................              (125)              (291)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (12)               (29)
                                                    ----------------   ----------------


                                                                 EQ/GAMCO                              EQ/GAMCO
                                                         Mergers and Acquisitions                Small Company Value
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         13,442   $          3,770   $         63,243   $         47,947
 Net realized gain (loss) on investments .........           100,132                543            887,618            183,977
 Change in unrealized appreciation
  (depreciation) on investments ..................          (154,529)            (1,147)          (796,459)           273,267
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           (40,955)             3,166            154,402            505,191
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           476,818             69,700          4,115,445          1,574,859
  Transfers between funds and guaranteed
   interest account, net .........................         2,039,343             25,269         12,642,732            738,829
  Transfers for contract benefits and
   terminations ..................................           (54,110)                (5)          (238,685)           (37,339)
  Contract maintenance charges ...................           (61,837)            (6,589)          (700,822)          (310,167)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,400,214             88,375         15,818,670          1,966,182
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (1,394)             1,425             (4,169)             4,171
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,357,865             92,966         15,968,903          2,475,544
Net Assets -- Beginning of Period ................            96,429              3,463          4,234,888          1,759,344
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      2,454,294   $         96,429   $     20,203,791   $      4,234,888
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                30                  1                159                 23
 Redeemed ........................................                (7)                --                (21)                (8)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                23                  1                138                 15
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                    EQ/JPMorgan
                                                         EQ/International Growth                   Core Bond (g)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         25,782   $            448   $      2,525,768   $      1,953,725
 Net realized gain (loss) on investments .........           373,181              1,232           (147,569)           (34,693)
 Change in unrealized appreciation
  (depreciation) on investments ..................          (134,454)             5,559           (800,982)          (238,223)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           264,509              7,239          1,577,217          1,680,809
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,097,284             63,119         10,145,646          9,077,024
  Transfers between funds and guaranteed
   interest account, net .........................         9,097,500             10,753          7,157,848          9,307,929
  Transfers for contract benefits and
   terminations ..................................           (32,096)               (15)        (3,678,345)        (1,748,039)
  Contract maintenance charges ...................          (159,107)            (8,235)        (3,256,180)        (2,720,115)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        10,003,581             65,622         10,368,969         13,916,799
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (355)               354              4,929           (101,007)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        10,267,735             73,215         11,951,115         15,496,601
Net Assets -- Beginning of Period ................            78,845              5,630         49,766,722         34,270,121
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     10,346,580   $         78,845   $     61,717,837   $     49,766,722
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 53                 78
 Redeemed ........................................                --                 --                (14)               (33)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 39                 45
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               115                  1                 86                110
 Redeemed ........................................               (21)                --                (45)               (47)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                94                  1                 41                 63
                                                    ----------------   ----------------   ----------------   ----------------


                                                                EQ/JPMorgan
                                                             Value Opportunities
                                                    -----------------------------------
                                                         2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        429,850   $      1,572,582
 Net realized gain (loss) on investments .........         8,421,064          2,538,408
 Change in unrealized appreciation
  (depreciation) on investments ..................        (9,487,928)         2,597,786
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (637,014)         6,708,776
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         3,413,708          2,899,192
  Transfers between funds and guaranteed
   interest account, net .........................           121,337          3,423,024
  Transfers for contract benefits and
   terminations ..................................        (2,010,585)        (1,806,984)
  Contract maintenance charges ...................        (1,930,192)        (1,771,854)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (405,732)         2,743,378
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (27)          (256,541)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        (1,042,773)         9,195,613
Net Assets -- Beginning of Period ................        43,447,615         34,252,002
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     42,404,842   $     43,447,615
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 5                  2
 Redeemed ........................................                (1)                (1)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 4                  1
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                53                 95
 Redeemed ........................................               (58)               (81)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)                14
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Legg Mason
                                                               Value Equity
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         (1,839)  $             87
 Net realized gain (loss) on investments .........            37,967               (549)
 Change in unrealized appreciation
  (depreciation) on investments ..................          (155,934)            21,901
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (119,806)            21,439
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           256,474            104,066
  Transfers between funds and guaranteed
   interest account, net .........................         1,423,835            167,158
  Transfers for contract benefits and
   terminations ..................................            (8,757)                --
  Contract maintenance charges ...................           (55,857)           (23,480)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,615,695            247,744
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (631)               684
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,495,258            269,867
Net Assets -- Beginning of Period ................           286,225             16,358
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $      1,781,483   $        286,225
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                13                 --
 Redeemed ........................................                (1)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                12                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 5                  3
 Redeemed ........................................                (2)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 3                  3
                                                    ----------------   ----------------


                                                                                                   EQ/Lord Abbett
                                                              EQ/Long Term Bond                   Growth and Income
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         49,323   $          2,404   $          6,919   $            545
 Net realized gain (loss) on investments .........             3,020               (105)            23,761                482
 Change in unrealized appreciation
  (depreciation) on investments ..................            17,805               (448)           (34,133)             4,848
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            70,148              1,851             (3,453)             5,875
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           218,193             51,182            147,828             55,563
  Transfers between funds and guaranteed
   interest account, net .........................         1,092,191             14,432            460,892             15,128
  Transfers for contract benefits and
   terminations ..................................           (23,667)              (114)            (3,838)               (11)
  Contract maintenance charges ...................           (36,571)            (8,657)           (25,920)            (5,270)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,250,146             56,843            578,962             65,410
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (105)               120                 20                306
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,320,189             58,814            575,529             71,591
Net Assets -- Beginning of Period ................            65,784              6,970             79,497              7,906
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      1,385,973   $         65,784   $        655,026   $         79,497
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 7                 --                  4                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 7                 --                  4                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 7                  1                  3                  1
 Redeemed ........................................                (1)                --                 (1)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 6                  1                  2                  1
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Lord Abbett                       EQ/Lord Abbett
                                                              Large Cap Core                      Mid Cap Value (f)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         10,888   $            178   $        145,643   $          1,080
 Net realized gain (loss) on investments .........            49,203                206          1,403,871                822
 Change in unrealized appreciation
  (depreciation) on investments ..................           (39,426)             1,195         (2,268,382)            10,135
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            20,665              1,579           (718,868)            12,037
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           365,950             17,629          1,302,904             96,747
  Transfers between funds and guaranteed
   interest account, net .........................         1,212,311              6,013         22,971,065             28,776
  Transfers for contract benefits and
   terminations ..................................            (3,379)                (1)          (229,633)                (1)
  Contract maintenance charges ...................           (26,473)            (3,188)          (489,171)           (10,017)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,548,409             20,453         23,555,165            115,505
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                18                 --            107,561                171
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,569,092             22,032         22,943,858            127,713
Net Assets -- Beginning of Period ................            23,149              1,117            148,210             20,497
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      1,592,241   $         23,149   $     23,092,068   $        148,210
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                12                 --                283                 --
 Redeemed ........................................                (1)                --                (40)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                 --                243                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                 4                 --                  3                  1
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 4                 --                  3                  1
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/Marsico Focus
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (292,957)  $        482,942
 Net realized gain (loss) on investments .........        22,259,898          8,225,503
 Change in unrealized appreciation
  (depreciation) on investments ..................          (715,864)         3,097,670
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        21,251,077         11,806,115
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        18,918,537         18,604,151
  Transfers between funds and guaranteed
   interest account, net .........................         1,976,599         16,678,433
  Transfers for contract benefits and
   terminations ..................................        (7,333,086)        (5,954,995)
  Contract maintenance charges ...................        (7,194,613)        (6,587,373)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,367,437         22,740,216
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (138,582)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        27,618,514         34,407,749
Net Assets -- Beginning of Period ................       152,765,809        118,358,060
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    180,384,323   $    152,765,809
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                46                 85
 Redeemed ........................................               (14)               (31)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                32                 54
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               143                305
 Redeemed ........................................              (142)              (212)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 1                 93
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Money Market
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     17,871,172   $     13,809,864
 Net realized gain (loss) on investments .........          (191,197)          (834,831)
 Change in unrealized appreciation
  (depreciation) on investments ..................           196,993            849,855
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        17,876,968         13,824,888
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........       117,811,410        132,141,546
  Transfers between funds and guaranteed
   interest account, net .........................        36,761,315        (12,784,919)
  Transfers for contract benefits and
   terminations ..................................       (49,873,961)       (51,706,250)
  Contract maintenance charges ...................       (27,840,380)       (28,205,691)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        76,858,384         39,444,686
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           119,913           (119,236)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        94,855,265         53,150,338
Net Assets -- Beginning of Period ................       353,532,182        300,381,844
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    448,387,447   $    353,532,182
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................             1,615              2,875
 Redeemed ........................................            (1,165)            (2,606)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               450                269
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               389                357
 Redeemed ........................................              (403)              (383)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (14)               (26)
                                                    ----------------   ----------------


                                                               EQ/Montag &                             EQ/PIMCO
                                                             Caldwell Growth                         Real Return
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         10,816   $            872   $        119,777   $         11,287
 Net realized gain (loss) on investments .........            30,512              1,937             66,042               (120)
 Change in unrealized appreciation
  (depreciation) on investments ..................           105,196             27,671             74,338            (12,245)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           146,524             30,480            260,157             (1,078)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           320,507            242,359            760,412            189,163
  Transfers between funds and guaranteed
   interest account, net .........................         4,333,664             73,288          4,420,925            132,070
  Transfers for contract benefits and
   terminations ..................................           (25,776)            (2,239)           (29,273)               (93)
  Contract maintenance charges ...................           (85,239)           (50,972)          (108,679)           (26,873)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,543,156            262,436          5,043,385            294,267
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                63                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,689,743            292,916          5,303,542            293,189
Net Assets -- Beginning of Period ................           472,019            179,103            311,966             18,777
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      5,161,762   $        472,019   $      5,615,508   $        311,966
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                31                 --                 --                 --
 Redeemed ........................................                (2)                --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                29                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                10                  3                 57                  3
 Redeemed ........................................                (1)                (1)                (9)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 9                  2                 48                  3
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Short                              EQ/Small
                                                             Duration Bond                         Company Index
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         96,280   $          2,060   $        595,238   $        445,470
 Net realized gain (loss) on investments .........             8,754                 28          5,559,552          3,588,389
 Change in unrealized appreciation
  (depreciation) on investments ..................           (24,468)              (753)        (7,494,643)         2,063,433
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            80,566              1,335         (1,339,853)         6,097,292
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           159,052             18,933          6,741,220          5,758,277
  Transfers between funds and guaranteed
   interest account, net .........................         1,022,957             43,097          3,693,657          7,369,015
  Transfers for contract benefits and
   terminations ..................................               (70)                (5)        (2,024,443)        (1,360,579)
  Contract maintenance charges ...................           (38,702)            (4,230)        (2,295,789)        (1,788,335)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,143,237             57,795          6,114,645          9,978,378
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --                 (2)                --           (126,031)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,223,803             59,128          4,774,792         15,949,640
Net Assets -- Beginning of Period ................            61,679              2,551         48,276,119         32,326,480
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      1,285,482   $         61,679   $     53,050,911   $     48,276,119
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                27                 --                 60                233
 Redeemed ........................................               (20)                --                (42)              (193)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 7                 --                 18                 40
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                20                  1                 33                 32
 Redeemed ........................................               (17)                --                (23)               (20)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 3                  1                 10                 12
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/T. Rowe Price
                                                             Growth Stock (b)
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        (48,012)  $             --
 Net realized gain (loss) on investments .........         2,434,727              3,652
 Change in unrealized appreciation
  (depreciation) on investments ..................        (3,057,203)           (15,421)
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (670,488)           (11,769)
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,852,021            402,049
  Transfers between funds and guaranteed
   interest account, net .........................        31,917,664            (10,137)
  Transfers for contract benefits and
   terminations ..................................          (558,218)            (1,879)
  Contract maintenance charges ...................          (792,835)           (52,495)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        32,418,632            337,538
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............           210,066                 --
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        31,958,210            325,769
Net Assets -- Beginning of Period ................           660,949            335,180
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     32,619,159   $        660,949
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                12                 --
 Redeemed ........................................                (1)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                11                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               337                  4
 Redeemed ........................................               (34)                (1)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               303                  3
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/UBS                             EQ/Van Kampen
                                                           Growth and Income                           Comstock
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         29,032   $          6,631   $         19,277   $          1,948
 Net realized gain (loss) on investments .........            40,889             15,510             35,868              3,372
 Change in unrealized appreciation
  (depreciation) on investments ..................          (256,865)            77,162           (127,726)             3,807
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (186,944)            99,303            (72,581)             9,127
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           643,695            442,892            294,339             59,150
  Transfers between funds and guaranteed
   interest account, net .........................         3,280,566            (16,043)           909,507             28,998
  Transfers for contract benefits and
   terminations ..................................           (42,069)            (6,484)              (763)               (72)
  Contract maintenance charges ...................          (158,497)          (101,060)           (57,399)           (11,122)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,723,695            319,305          1,145,684             76,954
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (79)               126               (295)               304
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,536,672            418,734          1,072,808             86,385
Net Assets -- Beginning of Period ................           963,785            545,051            103,507             17,122
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      4,500,457   $        963,785   $      1,176,315   $        103,507
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                  8                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                  8                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                38                  5                  4                  1
 Redeemed ........................................                (4)                (3)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                34                  2                  4                  1
                                                    ----------------   ----------------   ----------------   ----------------


                                                              EQ/Van Kampen
                                                          Emerging Markets Equity
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (1,416,176)  $         16,352
 Net realized gain (loss) on investments .........       110,094,875         41,831,755
 Change in unrealized appreciation
  (depreciation) on investments ..................         8,013,956         28,700,326
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................       116,692,655         70,548,433
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        22,926,040         20,530,380
  Transfers between funds and guaranteed
   interest account, net .........................        14,349,470         17,833,135
  Transfers for contract benefits and
   terminations ..................................       (11,779,317)        (8,111,837)
  Contract maintenance charges ...................       (10,755,861)        (8,414,665)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        14,740,332         21,837,013
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (134,719)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................       131,432,987         92,250,727
Net Assets -- Beginning of Period ................       278,075,171        185,824,444
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    409,508,158   $    278,075,171
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                22                 40
 Redeemed ........................................                (7)               (15)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                15                 25
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               311                534
 Redeemed ........................................              (284)              (455)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                27                 79
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Van Kampen
                                                            Mid Cap Growth (e)
                                                    -----------------------------------
                                                         2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         37,155   $            259
 Net realized gain (loss) on investments .........           669,131                355
 Change in unrealized appreciation
  (depreciation) on investments ..................          (413,886)             4,510
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           292,400              5,124
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,125,815             66,742
  Transfers between funds and guaranteed
   interest account, net .........................        14,783,772             19,786
  Transfers for contract benefits and
   terminations ..................................           (81,520)               (40)
  Contract maintenance charges ...................          (183,635)            (9,236)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        15,644,432             77,252
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (31)               491
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        15,936,801             82,867
Net Assets -- Beginning of Period ................            90,116              7,249
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     16,026,917   $         90,116
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               121                 --
 Redeemed ........................................               (10)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               110                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                30                  1
 Redeemed ........................................                (3)                --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                27                  1
                                                    ----------------   ----------------


                                                            EQ/Van Kampen             Fidelity VIP
                                                          Real Estate (h) (j)      Asset Manager: Growth
                                                         ----------------------   -----------------------
                                                                  2007               2007         2006
                                                         ----------------------   ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .........................  $              642,956   $  129,936   $   48,800
 Net realized gain (loss) on investments ..............               1,725,539      135,486       52,305
 Change in unrealized appreciation
  (depreciation) on investments .......................              (9,635,499)     324,882       62,919
                                                         ----------------------   ----------   ----------
 Net increase (decrease) in net assets from
  operations ..........................................              (7,267,004)     590,304      164,024
                                                         ----------------------   ----------   ----------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ...............               3,396,370      174,608       48,230
  Transfers between funds and guaranteed
   interest account, net ..............................              83,772,432    1,221,896      458,725
  Transfers for contract benefits and
   terminations .......................................              (1,033,001)     (15,481)     (14,118)
  Contract maintenance charges ........................              (1,514,743)     (75,076)     (57,502)
                                                         ----------------------   ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions ..........................              84,621,058    1,305,947      435,335
                                                         ----------------------   ----------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP .................                  68,232           79           --
                                                         ----------------------   ----------   ----------
Increase (Decrease) in Net Assets .....................              77,422,286    1,896,330      599,359
Net Assets -- Beginning of Period .....................                      --    2,923,695    2,324,336
                                                         ----------------------   ----------   ----------
Net Assets -- End of Period ...........................  $           77,422,286   $4,820,025   $2,923,695
                                                         ======================   ==========   ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ...............................................                   1,105           --           --
 Redeemed .............................................                    (199)          --           --
                                                         ----------------------   ----------   ----------
 Net Increase (Decrease) ..............................                     906           --           --
                                                         ----------------------   ----------   ----------
Unit Activity 0.00% to 0.90% Class B
 Issued ...............................................                      22           18           13
 Redeemed .............................................                      (2)         (10)         (10)
                                                         ----------------------   ----------   ----------
 Net Increase (Decrease) ..............................                      20            8            3
                                                         ----------------------   ----------   ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Fidelity VIP
                                                               Contrafund
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        765,505   $        361,314
 Net realized gain (loss) on investments .........        12,414,720          5,775,836
 Change in unrealized appreciation
  (depreciation) on investments ..................        (6,926,004)        (2,399,737)
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         6,254,221          3,737,413
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           973,522          1,173,102
  Transfers between funds and guaranteed
   interest account, net .........................         3,541,126          3,656,750
  Transfers for contract benefits and
   terminations ..................................          (303,544)          (406,594)
  Contract maintenance charges ...................          (848,263)          (757,263)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,362,841          3,665,995
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --                 --
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         9,617,062          7,403,408
Net Assets -- Beginning of Period ................        36,939,204         29,535,796
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     46,556,266   $     36,939,204
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --
 Redeemed ........................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                66                137
 Redeemed ........................................               (51)              (116)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                15                 21
                                                    ----------------   ----------------


                                                               Fidelity VIP                         Fidelity VIP
                                                              Equity-Income                       Growth & Income
                                                    -----------------------------------   -----------------------------------
                                                         2007                2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        179,111   $        348,992   $        187,083   $         31,575
 Net realized gain (loss) on investments .........         1,131,653          1,122,056            142,738            395,707
 Change in unrealized appreciation
  (depreciation) on investments ..................        (1,183,913)           (29,676)           109,658             30,516
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           126,851          1,441,372            439,479            457,798
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           261,386            207,665            133,930             35,022
  Transfers between funds and guaranteed
   interest account, net .........................          (871,652)         2,719,392            333,758            321,518
  Transfers for contract benefits and
   terminations ..................................           (16,815)           (36,520)              (450)           (14,626)
  Contract maintenance charges ...................          (254,779)          (173,096)           (89,151)           (71,963)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (881,860)         2,717,441            378,087            269,951
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (755,009)         4,158,813            817,566            727,749
Net Assets -- Beginning of Period ................        10,114,170          5,955,357          3,488,463          2,760,714
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      9,359,161   $     10,114,170   $      4,306,029   $      3,488,463
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                20                 47                 11                 33
 Redeemed ........................................               (25)               (31)                (8)               (31)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                (5)                16                  3                  2
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Fidelity VIP                         Fidelity VIP
                                                               High Income                     Investment Grade Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        805,418   $        616,639   $        349,327   $        299,208
 Net realized gain (loss) on investments .........           187,298           (110,878)            (1,057)          (131,598)
 Change in unrealized appreciation
  (depreciation) on investments ..................          (659,517)           125,041             35,759             65,258
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           333,199            630,802            384,029            232,868
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         5,677,739            206,977            385,344            160,610
  Transfers between funds and guaranteed
   interest account, net .........................        (4,738,164)         4,762,206          1,093,529          2,107,411
  Transfers for contract benefits and
   terminations ..................................            (6,070)           (74,563)           (80,796)          (110,624)
  Contract maintenance charges ...................          (215,516)          (128,743)          (188,615)          (116,831)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................           717,989          4,765,877          1,209,462          2,040,567
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               430                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         1,051,618          5,396,679          1,593,491          2,273,435
Net Assets -- Beginning of Period ................         8,621,247          3,224,568          8,360,027          6,086,593
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      9,672,865   $      8,621,247   $      9,953,518   $      8,360,027
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                79                 58                 53                 83
 Redeemed ........................................               (74)               (22)               (43)               (65)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 5                 36                 10                 18
                                                    ----------------   ----------------   ----------------   ----------------


                                                               Fidelity VIP
                                                                  Mid Cap
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      3,183,108   $        362,052
 Net realized gain (loss) on investments .........           979,981          4,609,502
 Change in unrealized appreciation
  (depreciation) on investments ..................           721,494         (1,581,390)
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         4,884,583          3,390,164
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           761,765          1,288,429
  Transfers between funds and guaranteed
   interest account, net .........................         2,645,193          2,999,217
  Transfers for contract benefits and
   terminations ..................................           (38,040)          (485,219)
  Contract maintenance charges ...................          (815,255)          (750,978)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,553,663          3,051,449
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............              (159)               157
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         7,438,087          6,441,770
Net Assets -- Beginning of Period ................        32,947,760         26,505,990
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     40,385,847   $     32,947,760
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --
 Redeemed ........................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                46                 89
 Redeemed ........................................               (37)               (76)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 9                 13
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     Fidelity VIP
                                                            Fidelity VIP Value                     Value Strategies
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        297,111   $         30,813   $        558,391   $         80,387
 Net realized gain (loss) on investments .........           615,200            214,004            124,053            481,440
 Change in unrealized appreciation
  (depreciation) on investments ..................        (1,007,984)           263,718           (803,480)           (47,774)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           (95,673)           508,535           (121,036)           514,053
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           209,175             89,028            179,484             72,105
  Transfers between funds and guaranteed
   interest account, net .........................         2,659,769            817,564          4,397,043            334,823
  Transfers for contract benefits and
   terminations ..................................            (6,158)           (20,081)            (2,786)            (5,051)
  Contract maintenance charges ...................          (161,813)           (89,101)          (202,938)           (76,028)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,700,973            797,410          4,370,803            325,849
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............             1,850                 --                104                 --
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,607,150          1,305,945          4,249,871            839,902
Net Assets -- Beginning of Period ................         4,322,953          3,017,008          4,109,345          3,269,443
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,930,103   $      4,322,953   $      8,359,216   $      4,109,345
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 --                 --
 Redeemed ........................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                38                 19                 49                 12
 Redeemed ........................................               (23)               (14)               (31)               (10)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                15                  5                 18                  2
                                                    ----------------   ----------------   ----------------   ----------------


                                                                 MarketPLUS
                                                              International Core
                                                    -----------------------------------
                                                         2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        (18,487)  $         98,012
 Net realized gain (loss) on investments .........         4,329,328          1,550,425
 Change in unrealized appreciation
  (depreciation) on investments ..................        (2,334,997)           175,787
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,975,844          1,824,224
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,226,119            737,317
  Transfers between funds and guaranteed
   interest account, net .........................         1,888,586          5,789,222
  Transfers for contract benefits and
   terminations ..................................          (851,110)          (277,582)
  Contract maintenance charges ...................          (428,120)          (288,387)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,835,475          5,960,570
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (55,845)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,811,319          7,728,949
Net Assets -- Beginning of Period ................        13,105,006          5,376,057
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     16,916,325   $     13,105,006
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 2                  1
 Redeemed ........................................                (1)                (2)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 1                 (1)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                41                 50
 Redeemed ........................................               (31)                (2)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                10                 48
                                                    ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                MarketPLUS
                                                               Large Cap Core
                                                    -----------------------------------
                                                         2007                 2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         87,693   $         38,456
 Net realized gain (loss) on investments .........         3,317,801            702,629
 Change in unrealized appreciation
  (depreciation) on investments ..................        (3,011,729)           695,100
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           393,765          1,436,185
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........           721,171            958,360
  Transfers between funds and guaranteed
   interest account, net .........................          (101,983)          (318,173)
  Transfers for contract benefits and
   terminations ..................................          (646,641)          (809,125)
  Contract maintenance charges ...................          (459,766)          (475,860)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (487,219)          (644,798)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                             (174,977)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................           (93,454)           616,410
Net Assets -- Beginning of Period ................        12,640,020         12,023,610
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     12,546,566   $     12,640,020
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 2                 --
 Redeemed ........................................                (2)                (1)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 (1)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                22                 53
 Redeemed ........................................               (27)               (59)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)                (6)
                                                    ----------------   ----------------


                                                               MarketPLUS                            MarketPLUS
                                                            Large Cap Growth                       Mid Cap Value
                                                    -----------------------------------   -----------------------------------
                                                         2007                2006                2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (285,499)  $       (886,980)  $      1,500,697   $       (439,449)
 Net realized gain (loss) on investments .........         4,185,244            479,058         71,769,260         29,815,006
 Change in unrealized appreciation
  (depreciation) on investments ..................        20,049,367         11,812,223        (77,445,774)         1,130,301
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        23,949,112         11,404,301         (4,175,817)        30,505,858
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        17,060,170         19,493,283         27,374,027         29,572,357
  Transfers between funds and guaranteed
   interest account, net .........................        (2,998,745)       (14,059,775)       (27,125,067)       (14,761,837)
  Transfers for contract benefits and
   terminations ..................................        (8,836,058)        (9,682,191)       (14,208,220)       (13,180,504)
  Contract maintenance charges ...................       (10,406,010)       (11,151,856)       (12,746,273)       (13,073,041)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (5,180,643)       (15,400,539)       (26,705,533)       (11,443,025)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               112           (208,264)            (2,619)          (135,405)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        18,768,581         (4,204,502)       (30,883,969)        18,927,428
Net Assets -- Beginning of Period ................       166,572,904        170,777,406        280,551,843        261,624,415
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    185,341,485   $    166,572,904   $    249,667,874   $    280,551,843
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                16                 13                 25                 53
 Redeemed ........................................                (5)                (7)               (10)               (25)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                  6                 15                 28
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                82                257                 93                296
 Redeemed ........................................              (126)              (366)              (244)              (389)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (44)              (109)              (151)               (93)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager
                                                             Aggressive Equity
                                                    -----------------------------------
                                                         2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     (2,534,196)  $     (2,021,382)
 Net realized gain (loss) on investments .........        10,854,636          5,591,365
 Change in unrealized appreciation
  (depreciation) on investments ..................        47,430,399         20,312,137
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        55,750,839         23,882,120
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        44,955,683         46,672,066
  Transfers between funds and guaranteed
   interest account, net .........................       (26,694,685)       (22,088,210)
  Transfers for contract benefits and
   terminations ..................................       (29,628,414)       (31,182,040)
  Contract maintenance charges ...................       (33,136,318)       (35,007,786)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (44,503,734)       (41,605,970)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               578           (229,712)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        11,247,683        (17,953,562)
Net Assets -- Beginning of Period ................       524,054,767        542,008,329
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    535,302,450   $    524,054,767
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                33                185
 Redeemed ........................................              (123)              (271)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (90)               (86)
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                13                 38
 Redeemed ........................................               (16)               (47)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (3)                (9)
                                                    ----------------   ----------------


                                                               Multimanager                         Multimanager
                                                                Core Bond                            Health Care
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      2,879,959   $      2,555,586   $       (116,938)  $        189,126
 Net realized gain (loss) on investments .........          (226,900)          (532,367)         3,116,343          1,637,711
 Change in unrealized appreciation
  (depreciation) on investments ..................         1,768,997            285,822           (476,716)          (534,299)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         4,422,056          2,309,041          2,522,689          1,292,538
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        10,154,342         10,391,109          3,623,574          4,032,668
  Transfers between funds and guaranteed
   interest account, net .........................        (3,764,217)         3,678,742         (1,278,442)        (1,838,126)
  Transfers for contract benefits and
   terminations ..................................        (2,181,227)        (2,575,109)          (575,505)        (1,360,764)
  Contract maintenance charges ...................        (4,597,821)        (4,478,286)        (1,479,330)        (1,453,233)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (388,923)         7,016,456            290,298           (619,455)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (134,637)                --           (137,031)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,033,133          9,190,860          2,812,987            536,052
Net Assets -- Beginning of Period ................        73,883,123         64,692,263         29,607,789         29,071,737
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     77,916,256   $     73,883,123   $     32,420,776   $     29,607,789
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                38                 62                  9                 20
 Redeemed ........................................               (17)               (27)                (5)               (10)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                21                 35                  4                 10
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                79                368                 50                 76
 Redeemed ........................................              (102)              (343)               (54)               (94)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (23)                25                 (4)               (18)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager
                                                                High Yield
                                                    -----------------------------------
                                                          2007                2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     14,147,164   $     14,196,362
 Net realized gain (loss) on investments .........          (886,970)        (1,720,920)
 Change in unrealized appreciation
  (depreciation) on investments ..................        (7,338,297)         6,236,611
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         5,921,897         18,712,053
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........        24,441,919         19,025,008
  Transfers between funds and guaranteed
   interest account, net .........................       (38,160,841)           683,105
  Transfers for contract benefits and
   terminations ..................................        (9,093,439)        (9,614,547)
  Contract maintenance charges ...................       (10,911,249)       (10,970,894)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (33,723,610)          (877,328)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (4,998)          (184,980)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................       (27,806,712)        17,649,745
Net Assets -- Beginning of Period ................       219,642,044        201,992,299
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    191,835,332   $    219,642,044
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................               288                374
 Redeemed ........................................              (390)              (368)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................              (102)                 6
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                68                 79
 Redeemed ........................................               (58)               (72)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                10                  7
                                                    ----------------   ----------------


                                                               Multimanager                      Multimanager Large
                                                          International Equity                     Cap Core Equity
                                                    -----------------------------------   -----------------------------------
                                                         2007                2006                2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        257,504   $      1,000,455   $         21,318   $         29,374
 Net realized gain (loss) on investments .........         8,258,506          3,336,955            946,604            322,658
 Change in unrealized appreciation
  (depreciation) on investments ..................           196,381          7,202,380           (621,299)           495,412
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         8,712,391         11,539,790            346,623            847,444
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         8,862,686          6,835,454          1,383,569          1,305,410
  Transfers between funds and guaranteed
   interest account, net .........................         2,659,881         17,025,978          1,289,967           (131,070)
  Transfers for contract benefits and
   terminations ..................................        (1,549,160)          (989,706)          (264,351)          (196,169)
  Contract maintenance charges ...................        (3,244,023)        (2,394,788)          (542,630)          (485,840)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,729,384         20,476,938          1,866,555            492,331
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............               (10)           (73,373)                --            (27,749)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        15,441,765         31,943,355          2,213,178          1,312,026
Net Assets -- Beginning of Period ................        69,195,574         37,252,219          7,535,867          6,223,841
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     84,637,339   $     69,195,574   $      9,749,045   $      7,535,867
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                15                 31                  5                  8
 Redeemed ........................................                (4)               (11)                (4)                (4)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                 20                  1                  4
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                71                162                 19                 37
 Redeemed ........................................               (54)               (59)                (7)               (36)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                17                103                 12                  1
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                            Large Cap Growth
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        (64,899)  $        (59,287)
 Net realized gain (loss) on investments .........         3,045,648          1,138,530
 Change in unrealized appreciation
  (depreciation) on investments ..................          (939,710)        (1,051,023)
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,041,039             28,220
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         3,573,176          3,768,736
  Transfers between funds and guaranteed
   interest account, net .........................          (339,459)         1,304,798
  Transfers for contract benefits and
   terminations ..................................          (635,018)          (607,274)
  Contract maintenance charges ...................        (1,265,398)        (1,206,413)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,333,301          3,259,847
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (84,499)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,374,340          3,203,568
Net Assets -- Beginning of Period ................        18,608,845         15,405,277
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     21,983,185   $     18,608,845
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                 9                 21
 Redeemed ........................................                (2)               (12)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 7                  9
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                42                103
 Redeemed ........................................               (40)               (85)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                 2                 18
                                                    ----------------   ----------------


                                                               Multimanager                         Multimanager
                                                             Large Cap Value                       Mid Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $        323,452   $        732,445   $       (146,003)  $         29,066
 Net realized gain (loss) on investments .........         5,792,421          1,427,822          4,102,911          3,287,838
 Change in unrealized appreciation
  (depreciation) on investments ..................        (5,021,038)         2,739,617            (81,060)          (866,059)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,094,835          4,899,884          3,875,848          2,450,845
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         5,523,510          4,321,496          4,322,114          4,617,379
  Transfers between funds and guaranteed
   interest account, net .........................         3,206,392          8,380,858         (1,631,001)         3,011,937
  Transfers for contract benefits and
   terminations ..................................        (1,349,944)          (711,965)          (989,996)          (820,136)
  Contract maintenance charges ...................        (1,915,309)        (1,430,210)        (2,284,571)        (2,073,295)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,464,649         10,560,179           (583,454)         4,735,885
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (83,795)                --            (72,708)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         6,559,484         15,376,268          3,292,394          7,114,022
Net Assets -- Beginning of Period ................        36,438,163         21,061,895         33,116,319         26,002,297
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     42,997,647   $     36,438,163   $     36,408,713   $     33,116,319
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                18                 20                  8                 20
 Redeemed ........................................                (3)                (9)                (8)               (10)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                15                 11                 --                 10
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                71                192                 49                195
 Redeemed ........................................               (55)              (134)               (56)              (169)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                16                 58                 (7)                26
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager
                                                               Mid Cap Value
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (267,613)  $        787,569
 Net realized gain (loss) on investments .........         5,796,560          4,849,481
 Change in unrealized appreciation
  (depreciation) on investments ..................        (5,621,764)         1,826,296
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           (92,817)         7,463,346
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         6,352,495          6,407,678
  Transfers between funds and guaranteed
   interest account, net .........................        (3,711,483)         5,211,933
  Transfers for contract benefits and
   terminations ..................................        (1,830,608)        (1,596,500)
  Contract maintenance charges ...................        (2,854,131)        (2,554,477)
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (2,043,727)         7,468,634
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --            (89,422)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        (2,136,544)        14,842,558
Net Assets -- Beginning of Period ................        64,030,067         49,187,509
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $     61,893,523   $     64,030,067
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                10                 19
 Redeemed ........................................               (11)                (7)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (1)                12
                                                    ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                89                223
 Redeemed ........................................              (101)              (185)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               (12)                38
                                                    ----------------   ----------------


                                                              Multimanager                         Multimanager
                                                          Small Cap Growth (c)                    Small Cap Value
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006              2007                 2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $         (1,672)  $         20,486   $        (21,182)  $      2,416,129
 Net realized gain (loss) on investments .........           498,020             23,719          4,017,183          3,412,769
 Change in unrealized appreciation
  (depreciation) on investments ..................          (489,445)            37,611         (9,042,331)            14,733
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................             6,903             81,816         (5,046,330)         5,843,631
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         1,552,148          1,285,476          6,932,951          7,420,804
  Transfers between funds and guaranteed
   interest account, net .........................           867,709            809,738         (3,442,375)         8,194,140
  Transfers for contract benefits and
   terminations ..................................           (51,526)           (21,019)        (2,231,222)        (1,512,801)
  Contract maintenance charges ...................          (348,443)          (229,568)        (2,564,811)        (2,328,208)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,019,888          1,844,627         (1,305,457)        11,773,935
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............            (3,063)             3,072                (21)          (122,229)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,023,728          1,929,515         (6,351,808)        17,495,337
Net Assets -- Beginning of Period ................         2,587,415            657,900         49,655,760         32,160,423
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      4,611,143   $      2,587,415   $     43,303,952   $     49,655,760
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                --                 --                 13                 31
 Redeemed ........................................                --                 --                 (6)               (13)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                  7                 18
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................                23                 19                 31                 82
 Redeemed ........................................                (7)                (5)               (45)               (42)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                16                 14                (14)                40
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager                         Vanguard VIF
                                                                Technology                          Equity Index
                                                    -----------------------------------   -----------------------------------
                                                          2007              2006                2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $       (380,488)  $       (364,165)  $         40,351   $         38,445
 Net realized gain (loss) on investments .........         4,948,261          3,646,430            250,472            316,955
 Change in unrealized appreciation
  (depreciation) on investments ..................         8,130,609          1,498,478            (87,065)           214,185
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        12,698,382          4,780,743            203,758            569,585
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transers:
  Payments received from contractowners ..........         8,866,093         10,253,357          1,569,629          1,490,626
  Transfers between funds and guaranteed
   interest account, net .........................         4,270,389         (5,211,401)           (16,851)          (475,213)
  Transfers for contract benefits and
   terminations ..................................        (3,158,250)        (3,251,926)           (68,557)           (42,922)
  Contract maintenance charges ...................        (4,319,223)        (4,512,272)          (466,989)          (418,298)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,659,009         (2,722,242)         1,017,232            554,193
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ............                --           (216,612)                67            (18,601)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        18,357,391          1,841,889          1,221,057          1,105,177
Net Assets -- Beginning of Period ................        75,315,411         73,473,522          4,291,603          3,186,426
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     93,672,802   $     75,315,411   $      5,512,660   $      4,291,603
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued ..........................................                12                 21                 13                 17
 Redeemed ........................................                (5)               (12)                (6)               (12)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 7                  9                  7                  5
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.00% to 0.90% Class B
 Issued ..........................................               155                200                 --                 --
 Redeemed ........................................              (143)              (246)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                12                (46)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------

-------
(a) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(b) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(c) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(d) A substitution of EQ/AllianceBernstein Value was made for Davis Value on August 17, 2007.
(e) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(f) A substitution of EQ/Lord Abbett Mid Cap Value was made for OpCap Renaissance on August 17, 2007.
(g) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(h A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(i) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(j) Commenced operations on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2007

1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 74 variable investment options:

   o AXA Aggressive Allocation

   o AXA Conservative Allocation

   o AXA Conservative-Plus Allocation

   o AXA Moderate Allocation

   o AXA Moderate-Plus Allocation

   o EQ/AllianceBernstein Common Stock

   o EQ/AllianceBernstein Intermediate Government Securities

   o EQ/AllianceBernstein International

   o EQ/AllianceBernstein Large Cap Growth

   o EQ/AllianceBernstein Quality Bond

   o EQ/AllianceBernstein Small Cap Growth

   o EQ/AllianceBernstein Value

   o EQ/Ariel Appreciation II

   o EQ/AXA Rosenberg Value Long/Short Equity

   o EQ/BlackRock Basic Value Equity(1)

   o EQ/BlackRock International Value(1)

   o EQ/Boston Advisors Equity Income

   o EQ/Calvert Socially Responsible

   o EQ/Capital Guardian Growth

   o EQ/Capital Guardian Research

   o EQ/Caywood-Scholl High Yield

   o EQ/Equity 500 Index

   o EQ/Evergreen International Bond

   o EQ/Evergreen Omega

   o EQ/FI Mid Cap

   o EQ/GAMCO Mergers and Acquisitions

   o EQ/GAMCO Small Company Value

   o EQ/International Growth

   o EQ/JPMorgan Core Bond

   o EQ/JPMorgan Value Opportunities

   o EQ/Legg Mason Value Equity

   o EQ/Long Term Bond

   o EQ/Lord Abbett Growth and Income

   o EQ/Lord Abbett Large Cap Core

   o EQ/Lord Abbett Mid Cap Value

   o EQ/Marsico Focus

   o EQ/Money Market

   o EQ/Montag & Caldwell Growth

   o EQ/PIMCO Real Return

   o EQ/Short Duration Bond

   o EQ/Small Company Index

   o EQ/T. Rowe Price Growth Stock(2)

   o EQ/UBS Growth and Income

   o EQ/Van Kampen Comstock

   o EQ/Van Kampen Emerging Markets Equity

   o EQ/Van Kampen Mid Cap Growth

   o EQ/Van Kampen Real Estate

   o Fidelity VIP Asset Manager: Growth

   o Fidelity VIP Contrafund

   o Fidelity VIP Equity-Income

   o Fidelity VIP Growth & Income

   o Fidelity VIP High Income

   o Fidelity VIP Investment Grade Bond

   o Fidelity VIP Mid Cap

   o Fidelity VIP Value

   o Fidelity VIP Value Strategies

   o MarketPLUS International Core(3)

   o MarketPLUS Large Cap Core(4)

   o MarketPLUS Large Cap Growth(5)

   o MarketPLUS Mid Cap Value(6)

   o Multimanager Aggressive Equity(7)

   o Multimanager Core Bond(7)

   o Multimanager Health Care(7)

   o Multimanager High Yield(7)

   o Multimanager International Equity(7)

   o Multimanager Large Cap Core Equity(7)

   o Multimanager Large Cap Growth(7)

   o Multimanager Large Cap Value(7)

   o Multimanager Mid Cap Growth(7)

   o Multimanager Mid Cap Value(7)

   o Multimanager Small Cap Growth(8)

   o Multimanager Small Cap Value(9)

   o Multimanager Technology(7)

   o Vanguard VIF Equity Index

   ----------------------
   (1) Formerly known as EQ/Mercury
   (2) Formerly known as EQ/TCW Equity
   (3) Formerly known as EQ/Capital Guardian International
   (4) Formerly known as EQ/MFS Investors Trust
   (5) Formerly known as EQ/MFS Emerging Growth Companies
   (6) Formerly known EQ/FI Mid Cap Value
   (7) Formerly known as AXA Premier VIP
   (8) Formerly known as EQ/Small Company Growth
   (9) Formerly known as EQ/Small Cap Value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

   o Accumulator Life
   o Incentive Life
   o Incentive Life 2000
   o Incentive Life Sales (1999 and after)
   o Incentive Life '02
   o Incentive Life '06
   o Incentive Life Plus(SM)
   o Incentive Life Plus Original Series
   o Paramount Life
   o IL Legacy
   o IL Protector(SM)
   o Incentive Life COLI
   o Incentive Life COLI '04
   o Champion 2000
   o Survivorship 2000
   o Survivorship Incentive Life 1999
   o Survivorship Incentive Life '02
   o SP-Flex

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. AXA Equitable does not anticipate any impact to the net assets of the account, upon adoption.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007

2. Significant Accounting Policies (Concluded)

   values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the variable investment options, and (except for SP-Flex contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:


                                                                  Purchases           Sales
                                                              ----------------  ----------------
AXA Aggressive Allocation ..................................  $     65,173,106  $     11,902,568
AXA Conservative Allocation ................................        10,267,616         4,940,635
AXA Conservative-Plus Allocation ...........................         9,319,903         2,605,913
AXA Moderate Allocation ....................................       126,497,277       137,288,381
AXA Moderate-Plus Allocation ...............................       147,339,448        12,184,434
EQ/AllianceBernstein Common Stock ..........................        62,255,507       267,103,706
EQ/AllianceBernstein Intermediate Government Securities ....        38,799,021        34,534,958
EQ/AllianceBernstein International .........................       142,928,671        81,193,284
EQ/AllianceBernstein Large Cap Growth ......................        13,918,528        16,159,665
EQ/AllianceBernstein Quality Bond ..........................        31,207,788        32,229,029
EQ/AllianceBernstein Small Cap Growth ......................        58,643,815        41,650,420
EQ/Alliance Bernstein Value ................................       801,318,300       284,044,872
EQ/Ariel Appreciation II ...................................           782,333            51,643
EQ/AXA Rosenberg VIT Value Long/Short Equity ...............         6,305,728         5,725,472

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


3. Purchases and Sales of Investments (Continued)

                                                        Purchases            Sales
                                                    ----------------  ----------------
EQ/BlackRock Basic Value Equity ..................  $     38,871,263  $     33,904,238
EQ/BlackRock International Value .................        56,676,677        33,680,841
EQ/Boston Advisors Equity Income .................         4,092,984           793,061
EQ/Calvert Socially Responsible ..................           724,081           199,789
EQ/Capital Guardian Growth .......................         4,351,118         1,160,017
EQ/Capital Guardian Research .....................        85,610,685        21,015,954
EQ/Caywood-Scholl High Yield Bond ................         4,473,909         2,381,348
EQ/Equity 500 Index ..............................        92,375,319       104,357,040
EQ/Evergreen International Bond ..................         7,237,816         1,113,355
EQ/Evergreen Omega ...............................         7,585,998         2,925,174
EQ/FI Mid Cap ....................................        39,977,729        21,573,095
EQ/GAMCO Mergers and Acquisitions ................         3,234,464           720,433
EQ/GAMCO Small Company Value .....................        19,218,201         2,661,502
EQ/International Growth ..........................        12,379,058         2,097,514
EQ/JPMorgan Core Bond ............................        21,546,546         8,635,293
EQ/JPMorgan Value Opportunities ..................        17,545,005        10,909,569
EQ/Legg Mason Value Equity .......................         1,870,931           222,215
EQ/Long Term Bond ................................         1,383,350            83,882
EQ/Lord Abbett Growth and Income .................           654,343            46,778
EQ/Lord Abbett Large Cap Core ....................         1,777,233           172,071
EQ/Lord Abbett Mid Cap Value .....................        29,607,263         4,084,407
EQ/Marsico Focus .................................        47,278,098        27,138,037
EQ/Money Market ..................................       377,977,561       282,655,734
EQ/Montag & Caldwell Growth ......................         4,891,207           337,234
EQ/PIMCO Real Return .............................         6,100,114           893,256
EQ/Short Duration Bond ...........................         5,096,230         3,857,584
EQ/Small Company Index ...........................        24,160,453        13,446,202
EQ/T. Rowe Price Growth Stock ....................        31,622,482         3,466,705
EQ/UBS Growth and Income .........................         4,215,107           462,554
EQ/Van Kampen Comstock ...........................         1,268,000            64,008
EQ/Van Kampen Emerging Markets Equity ............       158,797,308        74,174,750
EQ/Van Kampen Mid Cap Growth .....................        17,804,625         1,557,272
EQ/Van Kampen Real Estate ........................       112,564,415        19,792,965
Fidelity VIP Asset Manager: Growth ...............         2,831,253         1,395,371
Fidelity VIP Contrafund ..........................        25,619,383        10,610,930
Fidelity VIP Equity-Income .......................         4,849,035         4,747,756
Fidelity VIP Growth & Income .....................         1,951,400         1,386,229
Fidelity VIP High Income .........................        12,349,825        10,826,419
Fidelity VIP Investment Grade Bond ...............         6,434,341         4,875,551
Fidelity VIP Mid Cap .............................        15,300,804         9,564,034
Fidelity VIP Value ...............................         7,614,718         4,393,189
Fidelity VIP Value Strategies ....................        12,064,423         7,135,229
MarketPLUS International Core ....................        10,097,864         5,084,186
MarketPLUS Large Cap Core ........................         5,536,480         3,254,088
MarketPLUS Large Cap Growth ......................        17,355,686        22,838,102
MarketPLUS Mid Cap Value .........................        92,000,571        52,500,936
Multimanager Aggressive Equity ...................        10,727,084        57,897,529
Multimanager Core Bond ...........................        17,495,021        15,003,627
Multimanager Health Care .........................        10,734,188         8,088,216
Multimanager High Yield ..........................       109,372,931       128,968,541
Multimanager International Equity ................        23,222,107        11,486,850
Multimanager Large Cap Core Equity ...............         4,178,808         1,649,370
Multimanager Large Cap Growth ....................         8,630,481         4,951,771
Multimanager Large Cap Value .....................        19,988,888         9,874,694
Multimanager Mid Cap Growth ......................        11,546,535         8,686,981

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


3. Purchases and Sales of Investments (Concluded)

                                                         Purchases          Sales
                                                    ----------------  ----------------
Multimanager Mid Cap Value .......................  $     21,312,227  $     18,095,393
Multimanager Small Cap Growth ....................         3,367,749           956,439
Multimanager Small Cap Value .....................        14,066,889        11,419,798
Multimanager Technology ..........................        27,204,470        21,889,224
Vanguard VIF Equity Index ........................         2,085,132           851,719

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


5. Substitutions/Transfers

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

------------------------------------------------------------------------------------------------------------------
 August 17, 2007                            Removed Portfolio                      Surviving Portfolio
------------------------------------------------------------------------------------------------------------------
                                 EQ/AllianceBernstein Growth and Income           EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                             21,668,626                                40,147,720
Shares -- Class B                                              7,001,666                                12,918,541
Value -- Class A                $                                  19.34  $                                  16.30
Value -- Class B                $                                  19.21  $                                  16.27
Net assets before merger        $                            553,573,231  $                            311,019,267
Net assets after merger                                               --                               864,592,498
------------------------------------------------------------------------------------------------------------------
                                             Davis Value                       EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                109,371                                   191,074
Value -- Class A                $                                  14.84  $                                  16.30
Net assets before merger        $                              1,623,066  $                              1,491,440
Net assets after merger                                               --  $                              3,114,506
------------------------------------------------------------------------------------------------------------------
                                         MFS Mid Cap Growth                   EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                 48,805                                    24,162
Value -- Class A                $                                   7.28  $                                  14.71
Net assets before merger        $                                355,300  $                                    123
Net assets after merger                                               --  $                                355,423
------------------------------------------------------------------------------------------------------------------
                                          OpCap Renaissance                   EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                              1,343,778                                 1,813,654
Value -- Class A                $                                  14.14  $                                  12.68
Net assets before merger        $                             19,001,021  $                              3,996,112
Net assets after merger                                               --  $                             22,997,133
------------------------------------------------------------------------------------------------------------------
                                         PIMCO Total Return                      EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                                 67,929                                   155,328
Value -- Class A                $                                  10.07  $                                  11.02
Net assets before merger        $                                684,045  $                              1,027,670
Net assets after merger                                               --  $                              1,711,715
------------------------------------------------------------------------------------------------------------------
                                        UIF U.S. Real Estate                   EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------
Shares -- Class A                                              3,897,541                                10,304,467
Shares -- Class B                                                 64,096                                   167,989
Value -- Class A                $                                  24.11  $                                   9.13
Value -- Class B                $                                  23.88  $                                   9.13
Net assets before merger        $                             95,500,326  $                                113,197
Net assets after merger                                               --  $                             95,613,523
------------------------------------------------------------------------------------------------------------------
 July 6, 2007                            Removed Portfolio                        Surviving Portfolio
------------------------------------------------------------------------------------------------------------------
                                  EQ/Capital Guardian U.S. Equity             EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
Shares--Class A                                                  965,701                                   833,441
Shares -- Class B                                              5,726,963                                10,542,446
Value -- Class A                $                                  12.05  $                                  15.09
Value -- Class B                $                                  12.05  $                                  15.08
Net assets before merger        $                             80,646,601  $                             90,910,109
Net assets after merger                                               --  $                            171,556,710
------------------------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


5. Substitutions/Transfers (Concluded)

----------------------------------------------------------------------------------------------------------------------
 November 17, 2006                        Removed Portfolio                             Surviving Portfolio
----------------------------------------------------------------------------------------------------------------------
                             Laudus Rosenberg VIT Value Long/Short Equity     EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
Shares -- Class B                                               1,406,771                                    1,406,771
Value -- Class B             $                                 15,108,715     $                             15,108,715
Net Assets before merger     $                                 15,108,715                                           --
Net Assets after merger                                                --     $                             15,108,715
----------------------------------------------------------------------------------------------------------------------

6. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:

                                                              Mortality and Expense    Mortality    Administrative        Total
                                                              ---------------------   -----------   ---------------     ----------
Accumulator Life ...........................................         varies (b)(d)     varies (b)        varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 ........................           0.60%(a)            --                --            0.60%
Incentive Life '02 .........................................         varies (b)(g)         --                --            0.80%
Incentive Life '06 .........................................           0.85%(b)(e)         --                --            0.85%
Survivorship Incentive Life '02 ............................           0.90%(b)            --                --            0.90%
Paramount Life .............................................           0.60%(a)            --                --            0.60%
Incentive Life Plus Original Series ........................           0.60%(b)            --                --            0.60%
Incentive Life COLI ........................................           0.60%{b)            --                --            0.60%
Incentive Life COLI '04 ....................................           0.75%(b)(c)         --                --            0.75%
Survivorship Incentive Life 1999 ...........................           0.60%(a)            --                --            0.60%
Survivorship 2000 ..........................................           0.90%(a)            --                --            0.90%
IL Legacy ..................................................           1.75%(b)(h)         --                --            1.75%
IL Protector ...............................................           0.80%(a)            --                --            0.80%
SP-Flex ....................................................           0.85%(a)          0.60%(a)          0.35%(a)        1.80%

----------

(a)   Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
      Policy years 11+ 0.30% to 0.50% maximum

(e)   Policy years 1-8 0.85% (1.00% maximum)
      Policy years 9+ 0.00% (0.50% maximum)

(f)   Policy years 1-10 0.72% to 1.73%
      Policy years 11+ 0.11% to 0.32%

(g)   Policy years 1-15 0.80%, 0.70% or 0.60% depending
      Policy years 16+ 0.30% or 0.20% depending

(h)   Policy years 1-10 1.75% (maximum and current)
      Policy years 11-20 0.25% (0.50% maximum)
      Policy Years 21+ 0.00% (0.50% maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment options. The Survivorship Incentive Life '02 mortality and expense risk

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Continued)

   charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first 8 policy years. For policy years 9 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04 and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract, election of riders, or Contractowner's account value.

Charges                         When charge is deducted                Amount deducted                          How deducted
-------                         -----------------------                ---------------                          ------------
Riders                          Monthly                     Amount varies depending on the                  Unit liquidation from
                                                            specifics of your policy.                       account value

Death Benefit Guarantee         Monthly                     Low - $0.01 for each $1,000 of face             Unit liquidation from
(Guaranteed Minimum                                         amount of the policy.                           account value
Death Benefit Charge).
                                                            High - $0.02 for each $1,000 of face
                                                            amount of the policy.

Taxes                           At time of premium          Varies by state of residence of insured         Deducted from premium
                                payment                     person.


Premium Charge                  At time of premium          Depending on the policy, varies from            Deducted from premium
                                payment                     a flat fee of $2 to $250 to a range
                                                            of 3% to 30% on premiums

Monthly administrative          Monthly                     Low - $5 per month                              Unit liquidation from
charges                                                                                                     account value
                                                            High - Depending on face amount,
                                                            policyholder age at issue and policy
                                                            year, up to $55 per year.

                                                            Depending on the policy, may also
                                                            be a charge per $1,000 of face
                                                            amount ranging from $0.03 to $0.30

Cost of Insurance (COI)         Monthly                     Amount varies depending upon                    Unit liquidation from
and Rating charge                                           specifics of policy. COI based                  account value
                                                            upon amount at risk. Rating
                                                            Charge based upon face amount
                                                            of insurance.

Surrender, termination or       At time of transaction      The amount of surrender charges is              Unit liquidation from
decrease in face amount of                                  set forth in your policy.                       account value
policy during the first 10
or 15 years depending on
contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Continued)


Charges                              When charge is deducted                  Amount deducted                       How deducted
-------                              ------------------------    ----------------------------------------    ----------------------
Partial Withdrawal                   At time of transaction.     $25 ( or if less, 2% of the withdrawal)     Unit liquidation from
                                                                                                             account value

Increase in policy's face amount     At time of transaction.     $1.50 for each $1,000 of the increase       Unit liquidation from
                                                                 (but not more than $250 in total)           account value

Administrative Surrender Charge      At time of transaction.     $2 to $6 per 1,000 depending on issue       Unit liquidation from
                                                                 age which after the third year              account value
                                                                 declines

                                                                 Depending on the policy, may also be a
                                                                 charge per policy ranging from $450
                                                                 to $540 which after the third year
                                                                 declines

Transfers among investment           At time of transaction.     Low - $25 after 12 transfers                Unit liquidation from
options per policy year                                                                                      account value
                                                                 High - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (c)     $   167.36                  --          --               --         6.44%
         Highest contract charge 0.90% Class A (c)    $   161.05                  --          --               --         5.47%
         All contract charges                                 --                 458  $   75,012             3.31%          --
  2006   Lowest contract charge 0.00% Class A (c)     $   157.24                  --          --               --        18.18%
         Highest contract charge 0.90% Class A (c)    $   152.70                  --          --               --        17.12%
         All contract charges                                 --                 233  $   36,082             3.64%          --
  2005   Lowest contract charge 0.00% Class A (c)     $   133.04                  --          --               --         8.33%
         Highest contract charge 0.90% Class A (c)    $   130.37                  --          --               --         7.36%
         All contract charges                                 --                 105  $   12,566             5.00%          --
  2004   Lowest contract charge 0.00% Class A (c)     $   122.81                  --          --               --        12.07%
         Highest contract charge 0.90% Class A (c)    $   121.44                  --          --               --        11.07%
         All contract charges                                 --                  46  $    5,618             2.15%          --
  2003   Lowest contract charge 0.00% Class A (c)     $   109.58                  --          --               --         9.58%
         Highest contract charge 0.90% Class A (c)    $   109.34                  --          --               --         9.34%
         All contract charges                                 --                   5  $      498             2.53%          --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   165.60                  --          --               --         6.17%
         Highest contract charge 0.90% Class B (c)    $   159.36                  --          --               --         5.21%
         All contract charges                                 --                 140  $   22,756             3.31%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   155.98                  --          --               --        17.90%
         Highest contract charge 0.90% Class B (c)    $   151.47                  --          --               --        16.84%
         All contract charges                                 --                  68  $   10,432             3.64%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   132.30                  --          --               --         8.06%
         Highest contract charge 0.90% Class B (c)    $   129.64                  --          --               --         7.09%
         All contract charges                                 --                  31  $    4,069             5.00%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   122.43                  --          --               --        11.79%
         Highest contract charge 0.90% Class B (c)    $   121.06                  --          --               --        10.79%
         All contract charges                                 --                  15  $    1,816             2.15%          --
  2003   Lowest contract charge 0.60% Class B (c)     $   109.35                  --          --               --         9.35%
         Highest contract charge 0.90% Class B (c)    $   109.27                  --          --               --         9.27%
         All contract charges                                 --                   1  $       70             2.53%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (c)     $   126.63                  --          --               --         6.07%
         Highest contract charge 0.90% Class A (c)    $   121.86                  --          --               --         5.11%
         All contract charges                                 --                  73  $    9,013             4.70%          --
  2006   Lowest contract charge 0.00% Class A (c)     $   119.38                  --          --               --         6.64%
         Highest contract charge 0.90% Class A (c)    $   115.93                  --          --               --         5.68%
         All contract charges                                 --                  37  $    4,339             4.65%          --
  2005   Lowest contract charge 0.00% Class A (c)     $   111.95                  --          --               --         2.70%
         Highest contract charge 0.90% Class A (c)    $   109.70                  --          --               --         1.77%
         All contract charges                                 --                  23  $    2,552             4.10%          --
  2004   Lowest contract charge 0.00% Class A (c)     $   109.01                  --          --               --         6.29%
         Highest contract charge 0.90% Class A (c)    $   107.79                  --          --               --         5.33%
         All contract charges                                 --                  19  $    2,008             4.44%          --
  2003   Lowest contract charge 0.00% Class A (c)     $   102.56                  --          --               --         2.56%
         Highest contract charge 0.90% Class A (c)    $   102.33                  --          --               --         2.33%
         All contract charges                                 --                  --          --             5.78%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   125.29                  --          --               --         5.80%
         Highest contract charge 0.90% Class B (c)    $   120.57                  --          --                          4.85%
         All contract charges                                 --                  12  $    1,457             4.70%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   118.42                  --          --               --         6.37%
         Highest contract charge 0.90% Class B (c)    $   115.00                  --          --               --         5.42%
         All contract charges                                 --                   7  $      896             4.65%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   111.33                  --          --               --         2.44%
         Highest contract charge 0.90% Class B (c)    $   109.09                  --          --               --         1.52%
         All contract charges                                 --                   4  $      485             4.10%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   108.67                  --          --               --         6.03%
         Highest contract charge 0.90% Class B (c)    $   107.45                  --          --               --         5.07%
         All contract charges                                 --                   2  $      167             4.44%          --
  2003   Lowest contract charge 0.60% Class B (c)     $   102.34                  --          --               --         2.34%
         Highest contract charge 0.90% Class B (c)    $   102.27                  --          --               --         2.27%
         All contract charges                                 --                  --          --             5.78%          --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (c)     $   134.79                  --          --               --         5.75%
         Highest contract charge 0.90% Class A (c)    $   129.71                  --          --               --         4.80%
         All contract charges                                 --                  82  $   10,940             4.42%          --
  2006   Lowest contract charge 0.00% Class A (c)     $   127.46                  --          --               --         9.03%
         Highest contract charge 0.90% Class A (c)    $   123.77                  --          --               --         8.05%
         All contract charges                                 --                  44  $    5,540             3.91%          --
  2005   Lowest contract charge 0.00% Class A (c)     $   116.90                  --          --               --         3.50%
         Highest contract charge 0.90% Class A (c)    $   114.55                  --          --               --         2.57%
         All contract charges                                 --                  30  $    3,453             5.23%          --
  2004   Lowest contract charge 0.00% Class A (c)     $   112.95                  --          --               --         8.02%
         Highest contract charge 0.90% Class A (c)    $   111.68                  --          --               --         7.05%
         All contract charges                                 --                  11  $    1,341             5.01%          --
  2003   Lowest contract charge 0.00% Class A (c)     $   104.56                  --          --               --         4.56%
         Highest contract charge 0.90% Class A (c)    $   104.32                  --          --               --         4.32%
         All contract charges                                 --                   2  $      171             6.23%          --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   133.37                  --          --               --         5.49%
         Highest contract charge 0.90% Class B (c)    $   128.34                  --          --               --         4.54%
         All contract charges                                 --                  15  $    1,965             4.42%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   126.43                  --          --               --         8.76%
         Highest contract charge 0.90% Class B (c)    $   122.77                  --          --               --         7.78%
         All contract charges                                 --                   7  $      836             3.91%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   116.25                  --          --               --         3.25%
         Highest contract charge 0.90% Class B (c)    $   113.91                  --          --               --         2.32%
         All contract charges                                 --                   4  $      441             5.23%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   112.59                  --          --               --         7.75%
         Highest contract charge 0.90% Class B (c)    $   111.33                  --          --               --         6.78%
         All contract charges                                 --                   3  $      326             5.01%          --
  2003   Lowest contract charge 0.60% Class B (c)     $   104.34                  --          --               --         4.34%
         Highest contract charge 0.90% Class B (c)    $   104.26                  --          --               --         4.26%
         All contract charges                                 --                  --          --             6.23%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   293.51                  --          --               --         6.54%
         Highest contract charge 0.90% Class A        $   276.73                  --          --               --         5.58%
         All contract charges                                 --               2,592  $1,387,781             3.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
AXA Moderate Allocation (Continued)
-----------------------------------
  2006   Lowest contract charge 0.00% Class A         $   275.48                  --          --               --        10.60%
         Highest contract charge 0.90% Class A        $   262.11                  --          --               --         9.60%
         All contract charges                                 --               2,735  $1,392,978             2.87%          --
  2005   Lowest contract charge 0.00% Class A         $   249.09                  --          --               --         5.05%
         Highest contract charge 0.90% Class A        $   239.15                  --          --               --         4.38%
         All contract charges                                 --               2,888  $1,343,916             2.56%          --
  2004   Lowest contract charge 0.00% Class A         $   237.11                  --          --               --         9.00%
         Highest contract charge 0.90% Class A        $   229.11                  --          --               --         8.02%
         All contract charges                                 --               3,033  $1,379,837             2.77%          --
  2003   Lowest contract charge 0.00% Class A         $   217.54                  --          --               --        19.42%
         Highest contract charge 0.90% Class A        $   212.66                  --          --               --        18.35%
         All contract charges                                 --               3,223  $1,365,262             2.42%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   145.96                  --          --               --         6.27%
         Highest contract charge 0.90% Class B        $   150.62                  --          --               --         5.31%
         All contract charges                                 --                 685  $   96,133             3.32%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   137.35                  --          --               --        10.32%
         Highest contract charge 0.90% Class B        $   143.03                  --          --               --         9.33%
         All contract charges                                 --                 638  $   85,631             2.87%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   124.50                  --          --               --         4.80%
         Highest contract charge 0.90% Class B        $   130.82                  --          --               --         3.85%
         All contract charges                                 --                 659  $   89,296             2.56%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   118.80                  --          --               --         8.72%
         Highest contract charge 0.90% Class B        $   125.97                  --          --               --         7.75%
         All contract charges                                 --                 660  $   77,456             2.77%          --
  2003   Lowest contract charge 0.60% Class B         $   108.53                  --          --               --        18.32%
         Highest contract charge 0.90% Class B        $   116.91                  --          --               --        18.07%
         All contract charges                                 --                 600  $   65,147             2.42%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (c)     $   158.89                  --          --               --         6.65%
         Highest contract charge 0.90% Class A (c)    $   152.90                  --          --               --         5.69%
         All contract charges                                 --               1,250  $  194,601             3.77%          --
  2006   Lowest contract charge 0.00% Class A (c)     $   148.98                  --          --               --        14.79%
         Highest contract charge 0.90% Class A (c)    $   144.67                  --          --               --        13.76%
         All contract charges                                 --                 683  $  100,405             3.84%          --
  2005   Lowest contract charge 0.00% Class A (c)     $   129.78                  --          --               --         6.93%
         Highest contract charge 0.90% Class A (c)    $   127.17                  --          --               --         5.97%
         All contract charges                                 --                 294  $   37,728             5.53%          --
  2004   Lowest contract charge 0.00% Class A (c)     $   121.36                  --          --               --        11.97%
         Highest contract charge 0.90% Class A (c)    $   120.00                  --          --               --        10.96%
         All contract charges                                 --                 108  $   13,111             3.95%          --
  2003   Lowest contract charge 0.00% Class A (c)     $   108.39                  --          --               --         8.39%
         Highest contract charge 0.90% Class A (c)    $   108.14                  --          --               --         8.14%
         All contract charges                                 --                  10  $    1,122             3.22%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   157.21                  --          --               --         6.39%
         Highest contract charge 0.90% Class B (c)    $   151.29                  --          --               --         5.43%
         All contract charges                                 --                 430  $   66,580             3.77%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   147.77                  --          --               --        14.50%
         Highest contract charge 0.90% Class B (c)    $   143.50                  --          --               --        13.48%
         All contract charges                                 --                 199  $   29,024             3.84%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
AXA Moderate-Plus Allocation (Continued)
----------------------------------------
  2005   Lowest contract charge 0.00% Class B (f)     $   129.05                  --          --               --         6.67%
         Highest contract charge 0.90% Class B (c)    $   126.46                  --          --               --         5.71%
         All contract charges                                 --                  61  $    7,834             3.95%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   120.99                  --          --               --        11.69%
         Highest contract charge 0.90% Class B (c)    $   119.63                  --          --               --        10.69%
         All contract charges                                 --                  18  $    2,181             4.00%          --
  2003   Lowest contract charge 0.60% Class B (c)     $   108.16                  --          --               --         8.16%
         Highest contract charge 0.90% Class B (c)    $   108.08                  --          --               --         8.08%
         All contract charges                                 --                   1  $      161             3.22%          --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   367.42                  --          --               --         3.74%
         Highest contract charge 0.90% Class A        $   409.31                  --          --               --         2.80%
         All contract charges                                 --               2,851  $2,121,464             1.21%          --
  2006   Lowest contract charge 0.00% Class A         $   354.17                  --          --               --        10.96%
         Highest contract charge 0.90% Class A        $   398.15                  --          --               --         9.97%
         All contract charges                                 --               3,107  $2,255,277             1.42%          --
  2005   Lowest contract charge 0.00% Class A         $   319.17                  --          --               --         4.56%
         Highest contract charge 0.90% Class A        $   362.05                  --          --               --         3.62%
         All contract charges                                 --               3,328  $2,221,730             1.05%          --
  2004   Lowest contract charge 0.00% Class A         $   305.25                  --          --               --        14.40%
         Highest contract charge 0.90% Class A        $   349.40                  --          --               --        13.37%
         All contract charges                                 --               3,493  $2,281,558             1.21%          --
  2003   Lowest contract charge 0.00% Class A         $   266.82                  --          --               --        49.93%
         Highest contract charge 0.90% Class A        $   308.18                  --          --               --        48.58%
         All contract charges                                 --               3,597  $2,096,424             1.76%          --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   115.89                  --          --               --         3.48%
         Highest contract charge 0.90% Class B        $   128.87                  --          --               --         2.54%
         All contract charges                                 --               1,632  $  215,773             1.21%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   111.99                  --          --               --        10.69%
         Highest contract charge 0.90% Class B        $   125.68                  --          --               --         9.70%
         All contract charges                                 --               1,728  $  222,898             1.42%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   101.18                  --          --               --         4.30%
         Highest contract charge 0.90% Class B        $   114.57                  --          --               --         3.36%
         All contract charges                                 --               1,773  $  207,802             1.05%          --
  2004   Lowest contract charge 0.00% Class B (f)     $    97.01                  --          --               --        14.12%
         Highest contract charge 0.90% Class B        $   110.84                  --          --               --        13.09%
         All contract charges                                 --               1,785  $  201,729             1.21%          --
  2003   Lowest contract charge 0.60% Class B         $    99.63                  --          --               --        49.93%
         Highest contract charge 0.90% Class B        $    98.01                  --          --               --        48.20%
         All contract charges                                 --               1,659  $  165,489             1.76%          --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (f)     $   205.81                  --          --               --         7.13%
         Highest contract charge 0.90% Class A        $   191.07                  --          --               --         6.17%
         All contract charges                                 --                 514  $  111,848             4.67%          --
  2006   Lowest contract charge 0.00% Class A (f)     $   192.11                  --          --               --         3.39%
         Highest contract charge 0.90% Class A        $   179.97                  --          --               --         2.46%
         All contract charges                                 --                 519  $  106,196             4.12%          --
  2005   Lowest contract charge 0.00% Class A (f)     $   185.82                  --          --               --         1.49%
         Highest contract charge 0.90% Class A        $   175.66                  --          --               --         0.58%
         All contract charges                                 --                 582  $  116,035             3.45%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AllianceBernstein Intermediate Government Securities (Continued)
-------------------------------------------------------------------
  2004   Lowest contract charge 0.00% Class A (f)     $   183.09                  --          --               --         2.19%
         Highest contract charge 0.90% Class A        $   174.64                  --          --               --         1.28%
         All contract charges                                 --                 690  $  135,775             2.98%          --
  2003   Lowest contract charge 0.60% Class A         $   179.15                  --          --               --         2.40%
         Highest contract charge 0.90% Class A        $   172.44                  --          --               --         1.47%
         All contract charges                                 --                 828  $  160,867             3.70%          --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   149.27                  --          --               --         6.87%
         Highest contract charge 0.90% Class B        $   141.06                  --          --               --         5.90%
         All contract charges                                 --                 220  $   31,242             4.67%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   139.68                  --          --               --         3.12%
         Highest contract charge 0.90% Class B        $   133.20                  --          --               --         2.20%
         All contract charges                                 --                 220  $   29,485             4.12%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   135.45                  --          --               --         1.24%
         Highest contract charge 0.90% Class B        $   130.34                  --          --               --         0.33%
         All contract charges                                 --                 230  $   30,001             3.45%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   133.80                  --          --               --         1.94%
         Highest contract charge 0.90% Class B        $   129.91                  --          --               --         1.02%
         All contract charges                                 --                 224  $   28,912             2.98%          --
  2003   Lowest contract charge 0.60% Class B         $   179.15                  --          --               --         2.40%
         Highest contract charge 0.90% Class B        $   128.60                  --          --               --         1.22%
         All contract charges                                 --                 239  $   30,873             3.70%          --
EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   248.28                  --          --               --        12.01%
         Highest contract charge 0.90% Class A        $   221.26                  --          --               --        11.00%
         All contract charges                                 --               3,274  $  760,166             1.50%          --
  2006   Lowest contract charge 0.00% Class A         $   221.66                  --          --               --        23.82%
         Highest contract charge 0.90% Class A        $   199.34                  --          --               --        22.71%
         All contract charges                                 --               3,392  $  705,764             1.66%          --
  2005   Lowest contract charge 0.00% Class A         $   179.02                  --          --               --        15.58%
         Highest contract charge 0.90% Class A        $   162.45                  --          --               --        14.54%
         All contract charges                                 --               3,448  $  581,793             1.74%          --
  2004   Lowest contract charge 0.00% Class A         $   154.89                  --          --               --        18.47%
         Highest contract charge 0.90% Class A        $   141.83                  --          --               --        17.40%
         All contract charges                                 --               3,521  $  515,982             2.12%          --
  2003   Lowest contract charge 0.00% Class A         $   130.75                  --          --               --        35.43%
         Highest contract charge 0.90% Class A        $   120.80                  --          --               --        34.21%
         All contract charges                                 --               3,678  $  457,336             2.01%          --
EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   171.21                  --          --               --        11.73%
         Highest contract charge 0.90% Class B        $   164.52                  --          --               --        10.71%
         All contract charges                                 --                 583  $  100,264             1.50%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   153.24                  --          --               --        23.52%
         Highest contract charge 0.90% Class B        $   148.60                  --          --               --        22.41%
         All contract charges                                 --                 560  $   86,902             1.66%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   124.06                  --          --               --        15.29%
         Highest contract charge 0.90% Class B        $   121.39                  --          --               --        14.26%
         All contract charges                                 --                 540  $   68,275             1.74%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   107.60                  --          --               --        18.17%
         Highest contract charge 0.90% Class B        $   106.24                  --          --               --        17.11%
         All contract charges                                 --                 511  $   56,460             2.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AllianceBernstein International (a) (Continued)
--------------------------------------------------
  2003   Lowest contract charge 0.60% Class B         $    93.97                  --          --               --        34.36%
         Highest contract charge 0.90% Class B        $    90.72                  --          --               --        33.96%
         All contract charges                                 --                 464  $   43,571             2.01%          --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   176.77                  --          --               --        14.27%
         Highest contract charge 0.60% Class A        $   124.25                  --          --               --        13.57%
         All contract charges                                 --                  43  $    7,435               --           --
  2006   Lowest contract charge 0.00% Class A         $   154.70                  --          --               --        (0.28)%
         Highest contract charge 0.60% Class A        $   109.40                  --          --               --        (0.88)%
         All contract charges                                 --                  38  $    5,696               --           --
  2005   Lowest contract charge 0.00% Class A         $   155.14                  --          --               --        15.22%
         Highest contract charge 0.60% Class A        $   110.37                  --          --               --        14.53%
         All contract charges                                 --                  25  $    3,748               --           --
  2004   Lowest contract charge 0.00% Class A         $   134.65                  --          --               --         8.66%
         Highest contract charge 0.60% Class A        $    96.37                  --          --               --         8.00%
         All contract charges                                 --                  15  $    2,066               --           --
  2003   Lowest contract charge 0.00% Class A         $   123.92                  --          --               --        23.50%
         Highest contract charge 0.60% Class A        $    89.23                  --          --               --        22.76%
         All contract charges                                 --                   8  $      953               --           --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $    88.85                  --          --               --        13.98%
         Highest contract charge 0.90% Class B        $    82.22                  --          --               --        12.94%
         All contract charges                                 --               1,309  $  110,980               --           --
  2006   Lowest contract charge 0.00% Class B         $    77.95                  --          --               --        (0.54)%
         Highest contract charge 0.90% Class B        $    72.80                  --          --               --        (1.43)%
         All contract charges                                 --               1,349  $  100,743               --           --
  2005   Lowest contract charge 0.00% Class B         $    78.38                  --          --               --        14.93%
         Highest contract charge 0.90% Class B        $    73.86                  --          --               --        13.90%
         All contract charges                                 --               1,428  $  107,944               --           --
  2004   Lowest contract charge 0.00% Class B         $    68.20                  --          --               --         8.38%
         Highest contract charge 0.90% Class B        $    64.84                  --          --               --         7.41%
         All contract charges                                 --               1,445  $   95,487               --           --
  2003   Lowest contract charge 0.00% Class B         $    62.92                  --          --               --        23.18%
         Highest contract charge 0.90% Class B        $    60.37                  --          --               --        22.08%
         All contract charges                                 --               1,544  $   94,657               --           --
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   225.16                  --          --               --         4.80%
         Highest contract charge 0.90% Class A        $   186.72                  --          --               --         3.85%
         All contract charges                                 --                 495  $  101,225             5.08%          --
  2006   Lowest contract charge 0.00% Class A         $   214.84                  --          --               --         4.09%
         Highest contract charge 0.90% Class A        $   179.79                  --          --               --         3.16%
         All contract charges                                 --                 520  $  101,691             4.03%          --
  2005   Lowest contract charge 0.00% Class A         $   206.40                  --          --               --         2.25%
         Highest contract charge 0.90% Class A        $   174.29                  --          --               --         1.34%
         All contract charges                                 --                 564  $  106,367             3.88%          --
  2004   Lowest contract charge 0.00% Class A         $   201.85                  --          --               --         4.01%
         Highest contract charge 0.90% Class A        $   171.99                  --          --               --         3.07%
         All contract charges                                 --                 594  $  109,740             3.76%          --
  2003   Lowest contract charge 0.00% Class A         $   194.07                  --          --               --         3.80%
         Highest contract charge 0.90% Class A        $   166.87                  --          --               --         2.86%
         All contract charges                                 --                 745  $  132,868             2.57%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   153.30                  --          --               --         4.54%
         Highest contract charge 0.90% Class B        $   143.64                  --          --               --         3.59%
         All contract charges                                 --                 210  $   30,448            5.08%
  2006   Lowest contract charge 0.00% Class B (f)     $   146.64                  --          --               --         3.82%
         Highest contract charge 0.90% Class B        $   138.66                  --          --               --         2.89%
         All contract charges                                 --                 226  $   31,598             4.03%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   141.24                  --          --               --         2.00%
         Highest contract charge 0.90% Class B        $   134.77                  --          --               --         1.08%
         All contract charges                                 --                 235  $   31,831             3.88%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   138.48                  --          --               --         3.75%
         Highest contract charge 0.90% Class B        $   133.32                  --          --               --         2.81%
         All contract charges                                 --                 235  $   31,367             3.76%          --
  2003   Lowest contract charge 0.60% Class B         $   129.57                  --          --               --         2.91%
         Highest contract charge 0.90% Class B        $   129.67                  --          --               --         2.61%
         All contract charges                                 --                 222  $   28,789             2.57%          --
EQ/AllianceBernstein Small Cap Growth (f)
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   248.07                  --          --               --        16.99%
         Highest contract charge 0.90% Class A        $   225.25                  --          --               --        15.92%
         All contract charges                                 --                 776  $  183,518               --           --
  2006   Lowest contract charge 0.00% Class A         $   212.05                  --          --               --         9.27%
         Highest contract charge 0.90% Class A        $   194.31                  --          --               --         8.28%
         All contract charges                                 --                 842  $  170,884               --           --
  2005   Lowest contract charge 0.00% Class A         $   194.07                  --          --               --        11.78%
         Highest contract charge 0.90% Class A        $   179.44                  --          --               --        10.78%
         All contract charges                                 --                 879  $  163,607               --           --
  2004   Lowest contract charge 0.00% Class A         $   173.61                  --          --               --        14.27%
         Highest contract charge 0.90% Class A        $   161.98                  --          --               --        13.24%
         All contract charges                                 --                 913  $  152,710               --           --
  2003   Lowest contract charge 0.00% Class A         $   151.93                  --          --               --        41.28%
         Highest contract charge 0.90% Class A        $   143.04                  --          --               --        40.01%
         All contract charges                                 --                 928  $  136,195               --           --
EQ/AllianceBernstein Small Cap Growth (f)
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   205.66                  --          --               --        16.69%
         Highest contract charge 0.90% Class B        $   169.23                  --          --               --        15.63%
         All contract charges                                 --                 384  $   67,100               --           --
  2006   Lowest contract charge 0.00% Class B (f)     $   176.25                  --          --               --         9.00%
         Highest contract charge 0.90% Class B        $   146.35                  --          --               --         8.02%
         All contract charges                                 --                 407  $   61,163               --           --
  2005   Lowest contract charge 0.00% Class B (f)     $   161.69                  --          --               --        11.51%
         Highest contract charge 0.90% Class B        $   135.48                  --          --               --        10.51%
         All contract charges                                 --                 419  $   58,017               --           --
  2004   Lowest contract charge 0.00% Class B (f)     $   145.02                  --          --               --        13.98%
         Highest contract charge 0.90% Class B        $   122.60                  --          --               --        12.96%
         All contract charges                                 --                 408  $   51,074               --           --
  2003   Lowest contract charge 0.60% Class B         $   114.01                  --          --               --        40.93%
         Highest contract charge 0.90% Class B        $   108.53                  --          --               --        39.67%
         All contract charges                                 --                 384  $   42,360               --           --
EQ/AllianceBernstein Value (o) (t)
----------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   199.01                  --          --               --        (2.94)%
         Highest contract charge 0.90% Class A        $   160.89                  --          --               --        (3.30)%
         All contract charges                                 --               3,519  $   71,098             2.48%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AllianceBernstein Value (o) (t) (Continued)
----------------------------------------------
  2006   Lowest contract charge 0.00% Class A         $   207.97                  --          --               --        21.70%
         Highest contract charge 0.60% Class A        $   152.45                  --          --               --        20.97%
         All contract charges                                 --                 175  $   35,192             1.69%          --
  2005   Lowest contract charge 0.00% Class A         $   170.89                  --          --               --         5.70%
         Highest contract charge 0.60% Class A        $   126.02                  --          --               --         5.07%
         All contract charges                                 --                 125  $   20,695             1.22%          --
  2004   Lowest contract charge 0.00% Class A         $   161.68                  --          --               --        13.73%
         Highest contract charge 0.60% Class A        $   119.95                  --          --               --        13.04%
         All contract charges                                 --                  74  $   11,738             1.42%          --
  2003   Lowest contract charge 0.00% Class A         $   142.16                  --          --               --        29.06%
         Highest contract charge 0.60% Class A        $   106.11                  --          --               --        28.29%
         All contract charges                                 --                  28  $    3,921             1.44%          --
EQ/AllianceBernstein Value (o) (t)
----------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   150.15                  --          --               --        (4.55)%
         Highest contract charge 0.90% Class B        $   160.72                  --          --               --        (5.41)%
         All contract charges                                 --               1,181  $  702,530             2.48%          --
  2006   Lowest contract charge 0.00% Class B         $   157.30                  --          --               --        21.39%
         Highest contract charge 0.90% Class B        $   169.92                  --          --               --        20.30%
         All contract charges                                 --               1,592  $  270,942             1.69%          --
  2005   Lowest contract charge 0.00% Class B         $   129.59                  --          --               --         5.43%
         Highest contract charge 0.90% Class B        $   141.25                  --          --               --         4.49%
         All contract charges                                 --               1,522  $  214,562             1.22%          --
  2004   Lowest contract charge 0.00% Class B         $   122.91                  --          --               --        13.44%
         Highest contract charge 0.90% Class B        $   135.18                  --          --               --        12.42%
         All contract charges                                 --               1,425  $  191,881             1.42%          --
  2003   Lowest contract charge 0.00% Class B         $   108.34                  --          --               --        28.73%
         Highest contract charge 0.90% Class B        $   120.24                  --          --               --        27.58%
         All contract charges                                 --               1,337  $  159,330             1.44%          --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    92.87                  --          --               --        (7.13)%
         Highest contract charge 0.90% Class A (i)    $    92.29                  --          --               --        (7.71)%
         All contract charges                                 --                   5  $      461             1.16%          --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (h)     $   114.20                  --          --               --        (1.18)%
         Highest contract charge 0.90% Class B (i)    $    92.13                  --          --               --        (7.87)%
         All contract charges                                 --                   2  $      243             1.16%          --
  2006   Lowest contract charge 0.00% Class B (h)     $   115.56                  --          --               --        11.16%
         Highest contract charge 0.00% Class B (h)    $   115.56                  --          --               --        11.16%
         All contract charges                                 --                  --  $       40             1.48%          --
  2005   Lowest contract charge 0.00% Class B (h)     $   103.96                  --          --               --         3.96%
         Highest contract charge 0.00% Class B (h)    $   103.96                  --          --               --         3.96%
         All contract charges                                 --                  --  $        1               --           --
EQ/AXA Rosenberg VIT Value Long/Short Equity Fund
-------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   112.54                  --          --               --         3.29%
         Highest contract charge 0.90% Class B (b)    $   107.87                  --          --               --         2.35%
         All contract charges                                 --                 143  $   15,725             2.00%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   108.96                  --          --               --         1.45%
         Highest contract charge 0.90% Class B (b)    $   105.39                  --          --               --         0.54%
         All contract charges                                 --                 141  $   15,060             3.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/AXA Rosenberg VIT Value Long/Short Equity Fund (Continued)
-------------------------------------------------------------
  2005   Lowest contract charge 0.00% Class B (b)     $   107.40                  --          --               --         7.51%
         Highest contract charge 0.90% Class B (b)    $   104.83                  --          --               --         6.54%
         All contract charges                                 --                 119  $   12,570               --           --
  2004   Lowest contract charge 0.00% Class B (b)     $    99.90                  --          --               --         3.63%
         Highest contract charge 0.90% Class B (b)    $    98.39                  --          --               --         2.70%
         All contract charges                                 --                  46  $    4,597               --           --
  2003   Lowest contract charge 0.00% Class B (b)     $    96.40                  --          --               --        (3.60)%
         Highest contract charge 0.90% Class B (b)    $    95.80                  --          --               --        (4.20)%
         All contract charges                                 --                  14  $    1,334               --           --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   209.86                  --          --               --         1.43%
         Highest contract charge 0.60% Class A (b)    $   204.58                  --          --               --         0.82%
         All contract charges                                 --                  92  $   18,777             1.08%          --
  2006   Lowest contract charge 0.00% Class A         $   206.90                  --          --               --        21.21%
         Highest contract charge 0.60% Class A (b)    $   202.91                  --          --               --        20.49%
         All contract charges                                 --                  81  $   16,311             2.90%          --
  2005   Lowest contract charge 0.00% Class A         $   170.69                  --          --               --         3.21%
         Highest contract charge 0.60% Class A (b)    $   168.41                  --          --               --         2.59%
         All contract charges                                 --                  67  $   11,074             1.38%          --
  2004   Lowest contract charge 0.00% Class A         $   165.39                  --          --               --        10.85%
         Highest contract charge 0.60% Class A (b)    $   164.16                  --          --               --        10.18%
         All contract charges                                 --                  39  $    6,328             2.16%          --
  2003   Lowest contract charge 0.00% Class A         $   149.21                  --          --               --        31.54%
         Highest contract charge 0.60% Class A (b)    $   148.99                  --          --               --        31.35%
         All contract charges                                 --                  14  $    2,125             0.56%          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   279.01                  --          --               --         1.18%
         Highest contract charge 0.90% Class B        $   253.37                  --          --               --         0.27%
         All contract charges                                 --                 716  $  183,917             1.08%          --
  2006   Lowest contract charge 0.00% Class B         $   275.76                  --          --               --        20.91%
         Highest contract charge 0.90% Class B        $   252.70                  --          --               --        19.83%
         All contract charges                                 --                 768  $  196,776             2.90%          --
  2005   Lowest contract charge 0.00% Class B         $   228.07                  --          --               --         2.95%
         Highest contract charge 0.90% Class B        $   210.89                  --          --               --         2.03%
         All contract charges                                 --                 827  $  176,643             1.38%          --
  2004   Lowest contract charge 0.00% Class B         $   221.53                  --          --               --        10.57%
         Highest contract charge 0.90% Class B        $   206.70                  --          --               --         9.57%
         All contract charges                                 --                 884  $  184,573             2.16%          --
  2003   Lowest contract charge 0.00% Class B         $   200.36                  --          --               --        31.19%
         Highest contract charge 0.90% Class B        $   188.64                  --          --               --        30.02%
         All contract charges                                 --                 845  $  160,643             0.56%          --
EQ/BlackRock International Value (d)
------------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   255.79                  --          --               --        10.47%
         Highest contract charge 0.60% Class A        $   191.69                  --          --               --         9.80%
         All contract charges                                 --                 111  $   27,712             1.92%          --
  2006   Lowest contract charge 0.00% Class A         $   231.55                  --          --               --        25.98%
         Highest contract charge 0.60% Class A        $   174.58                  --          --               --        25.23%
         All contract charges                                 --                  94  $   21,155             3.57%          --
  2005   Lowest contract charge 0.00% Class A         $   183.79                  --          --               --        11.12%
         Highest contract charge 0.60% Class A        $   139.41                  --          --               --        10.45%
         All contract charges                                 --                  69  $   12,366             1.38%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/BlackRock International Value (d) (Continued)
------------------------------------------------
  2004   Lowest contract charge 0.00% Class A         $   165.41                  --          --               --        21.95%
         Highest contract charge 0.60% Class A        $   126.22                  --          --               --        21.22%
         All contract charges                                 --                  34  $    5,468             2.16%          --
  2003   Lowest contract charge 0.00% Class A         $   135.63                  --          --               --        28.37%
         Highest contract charge 0.60% Class A        $   104.12                  --          --               --        27.60%
         All contract charges                                 --                  15  $    2,057             2.44%          --
EQ/BlackRock International Value (d)
------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   188.94                  --          --               --        10.19%
         Highest contract charge 0.90% Class B        $   192.27                  --          --               --         9.19%
         All contract charges                                 --                 950  $  185,432             1.92%          --
  2006   Lowest contract charge 0.00% Class B         $   171.47                  --          --               --        25.68%
         Highest contract charge 0.90% Class B        $   176.08                  --          --               --        24.56%
         All contract charges                                 --                 978  $  174,081             3.57%          --
  2005   Lowest contract charge 0.00% Class B         $   136.43                  --          --               --        10.84%
         Highest contract charge 0.90% Class B        $   141.37                  --          --               --         9.84%
         All contract charges                                 --                 957  $  136,185             1.80%          --
  2004   Lowest contract charge 0.00% Class B         $   123.09                  --          --               --        21.64%
         Highest contract charge 0.90% Class B        $   128.70                  --          --               --        20.55%
         All contract charges                                 --                 846  $  109,326             1.67%          --
  2003   Lowest contract charge 0.00% Class B         $   101.19                  --          --               --        28.04%
         Highest contract charge 0.90% Class B        $   106.76                  --          --               --        26.89%
         All contract charges                                 --                 780  $   83,414             2.44%          --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    98.40                  --          --               --        (1.60)%
         Highest contract charge 0.90% Class A (i)    $    97.78                  --          --               --        (2.22)%
         All contract charges                                 --                  17  $    1,714             2.69%          --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   136.96                  --          --               --         3.70%
         Highest contract charge 0.90% Class B (i)    $    97.61                  --          --               --        (2.39)%
         All contract charges                                 --                  34  $    4,423             2.69%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   132.07                  --          --               --        15.96%
         Highest contract charge 0.00% Class B (e)    $   132.07                  --          --               --        15.96%
         All contract charges                                 --                  25  $    3,237             2.75%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   113.89                  --          --               --         6.15%
         Highest contract charge 0.00% Class B (e)    $   113.89                  --          --               --         6.15%
         All contract charges                                 --                  11  $    1,282             2.59%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   107.29                  --          --               --         9.15%
         Highest contract charge 0.00% Class B (e)    $   107.29                  --          --               --         9.15%
         All contract charges                                 --                  --  $       50             2.06%          --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   177.03                  --          --               --        12.41%
         Highest contract charge 0.00% Class A        $   177.03                  --          --               --        12.41%
         All contract charges                                 --                  --  $       12             0.40%          --
  2006   Lowest contract charge 0.00% Class A         $   157.48                  --          --               --         5.45%
         Highest contract charge 0.00% Class A        $   157.48                  --          --               --         5.45%
         All contract charges                                 --                  --          --               --           --
  2005   Lowest contract charge 0.00% Class A         $   149.34                  --          --               --         9.00%
         Highest contract charge 0.00% Class A        $   149.34                  --          --               --         9.00%
         All contract charges                                 --                  --          --               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2007


7. Accumulation Unit Values

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.00% Class A         $   137.01                  --          --               --         3.85%
         Highest contract charge 0.00% Class A        $   137.01                  --          --               --         3.85%
         All contract charges                                 --                  --          --               --           --
  2003   Lowest contract charge 0.00% Class A         $   131.93                  --          --               --        28.26%
         Highest contract charge 0.00% Class A        $   131.93                  --          --               --        28.26%
         All contract charges                                 --                   2  $        2               --           --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   112.02                  --          --               --        12.13%
         Highest contract charge 0.90% Class B        $   103.84                  --          --               --        11.12%
         All contract charges                                 --                   7  $      747             0.40%          --
  2006   Lowest contract charge 0.00% Class B (f)     $    99.90                  --          --               --         5.23%
         Highest contract charge 0.90% Class B        $    93.45                  --          --               --         4.28%
         All contract charges                                 --                   2  $      233               --           --
  2005   Lowest contract charge 0.00% Class B (f)     $    94.93                  --          --               --         8.74%
         Highest contract charge 0.90% Class B        $    89.61                  --          --               --         7.76%
         All contract charges                                 --                   1  $      129               --           --
  2004   Lowest contract charge 0.00% Class B (f)     $    87.31                  --          --               --         3.59%
         Highest contract charge 0.90% Class B        $    83.16                  --          --               --         2.66%
         All contract charges                                 --                  --  $       11               --           --
  2003   Lowest contract charge 0.60% Class B         $    82.09                  --          --               --        27.19%
         Highest contract charge 0.90% Class B        $    81.01                  --          --               --        26.79%
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   161.68                  --          --               --         5.78%
         Highest contract charge 0.00% Class A        $   161.68                  --          --               --         5.78%
         All contract charges                                 --                   3  $      444               --           --
  2006   Lowest contract charge 0.00% Class A         $   152.85                  --          --               --         7.67%
         Highest contract charge 0.00% Class A        $   152.85                  --          --               --         7.67%
         All contract charges                                 --                  --  $       64             0.22%          --
  2005   Lowest contract charge 0.00% Class A         $   141.97                  --          --               --         5.37%
         Highest contract charge 0.00% Class A        $   141.97                  --          --               --         5.37%
         All contract charges                                 --                  --  $       62             0.20%          --
  2004   Lowest contract charge 0.00% Class A         $   134.73                  --          --               --         5.80%
         Highest contract charge 0.00% Class A        $   134.73                  --          --               --         5.80%
         All contract charges                                 --                  --  $       59             0.53%          --
  2003   Lowest contract charge 0.00% Class A         $   127.35                  --          --               --        24.27%
         Highest contract charge 0.00% Class A        $   127.35                  --          --               --        24.27%
         All contract charges                                 --                  --  $       54             0.13%          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $    87.78                  --          --               --         5.48%
         Highest contract charge 0.90% Class B        $    93.34                  --          --               --         4.52%
         All contract charges                                 --                  77  $    7,226               --           --
  2006   Lowest contract charge 0.00% Class B (f)     $    83.22                  --          --               --         7.40%
         Highest contract charge 0.90% Class B        $    89.30                  --          --               --         6.44%
         All contract charges                                 --                  47  $    4,247             0.22%          --
  2005   Lowest contract charge 0.00% Class B (f)     $    77.49                  --          --               --         5.11%
         Highest contract charge 0.90% Class B        $    83.90                  --          --               --         4.16%
         All contract charges                                 --                  26  $    2,195             0.20%          --
  2004   Lowest contract charge 0.00% Class B (f)     $    73.72                  --          --               --         5.53%
         Highest contract charge 0.90% Class B        $    80.54                  --          --               --         4.58%
         All contract charges                                 --                  23  $    1,801             0.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2003   Lowest contract charge 0.60% Class B         $    68.73                  --          --               --        23.22%
         Highest contract charge 0.90% Class B        $    77.01                  --          --               --        22.85%
         All contract charges                                 --                  25  $    1,886             0.13%          --
EQ/Capital Guardian Research (l)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   193.92                  --          --               --         1.90%
         Highest contract charge 0.60% Class A        $   129.09                  --          --               --         1.28%
         All contract charges                                 --                  65  $   11,625             1.25%          --
  2006   Lowest contract charge 0.00% Class A         $   190.31                  --          --               --        12.33%
         Highest contract charge 0.60% Class A        $   127.46                  --          --               --        11.66%
         All contract charges                                 --                   5  $      729             0.57%          --
  2005   Lowest contract charge 0.00% Class A         $   169.42                  --          --               --         6.32%
         Highest contract charge 0.60% Class A        $   114.15                  --          --               --         5.69%
         All contract charges                                 --                   5  $      549             0.56%          --
  2004   Lowest contract charge 0.00% Class A         $   159.34                  --          --               --        11.18%
         Highest contract charge 0.60% Class A        $   108.01                  --          --               --        10.52%
         All contract charges                                 --                   3  $      305             0.64%          --
  2003   Lowest contract charge 0.00% Class A         $   143.32                  --          --               --        31.55%
         Highest contract charge 0.60% Class A        $    97.73                  --          --               --        30.78%
         All contract charges                                 --                   1  $      111             0.45%          --
EQ/Capital Guardian Research (l)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   148.80                  --          --               --         1.66%
         Highest contract charge 0.90% Class B        $   137.99                  --          --               --         0.73%
         All contract charges                                 --                 991  $  141,208             1.25%          --
  2006   Lowest contract charge 0.00% Class B         $   146.37                  --          --               --        12.06%
         Highest contract charge 0.90% Class B        $   136.99                  --          --               --        11.05%
         All contract charges                                 --                 631  $   88,935             0.57%          --
  2005   Lowest contract charge 0.00% Class B         $   130.63                  --          --               --         6.06%
         Highest contract charge 0.90% Class B        $   123.36                  --          --               --         5.10%
         All contract charges                                 --                 667  $   84,346             0.56%          --
  2004   Lowest contract charge 0.00% Class B         $   123.17                  --          --               --        10.90%
         Highest contract charge 0.90% Class B        $   117.36                  --          --               --         9.91%
         All contract charges                                 --                 685  $   82,149             0.64%          --
  2003   Lowest contract charge 0.00% Class B         $   111.06                  --          --               --        31.49%
         Highest contract charge 0.90% Class B        $   106.79                  --          --               --        30.31%
         All contract charges                                 --                 696  $   75,658             0.45%          --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   116.44                  --          --               --         2.81%
         Highest contract charge 0.90% Class B (i)    $    98.77                  --          --               --        (1.23)%
         All contract charges                                 --                  20  $    2,062            19.97%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   113.26                  --          --               --         7.96%
         Highest contract charge 0.00% Class B (g)    $   113.26                  --          --               --         7.96%
         All contract charges                                 --                   1  $      141            10.18%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   104.91                  --          --               --         4.91%
         Highest contract charge 0.00% Class B (g)    $   104.91                  --          --               --         4.91%
         All contract charges                                 --                  --  $        7             1.86%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   380.65                  --          --               --         5.22%
         Highest contract charge 0.90% Class A        $   339.42                  --          --               --         4.27%
         All contract charges                                 --               1,757  $  629,598             1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Equity 500 Index (Continued)
-------------------------------
  2006   Lowest contract charge 0.00% Class A         $   361.77                  --          --               --        15.38%
         Highest contract charge 0.90% Class A        $   325.53                  --          --               --        14.34%
         All contract charges                                 --               1,865  $  637,198             1.75%          --
  2005   Lowest contract charge 0.00% Class A         $   313.55                  --          --               --         4.66%
         Highest contract charge 0.90% Class A        $   284.70                  --          --               --         3.72%
         All contract charges                                 --               2,049  $  608,947             1.54%          --
  2004   Lowest contract charge 0.00% Class A         $   299.58                  --          --               --        10.51%
         Highest contract charge 0.90% Class A        $   274.48                  --          --               --         9.51%
         All contract charges                                 --               2,172  $  619,922             1.66%          --
  2003   Lowest contract charge 0.00% Class A         $   271.10                  --          --               --        28.14%
         Highest contract charge 0.90% Class A        $   250.64                  --          --               --        26.99%
         All contract charges                                 --               2,240  $  581,816             1.55%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   116.38                  --          --               --         4.95%
         Highest contract charge 0.90% Class B        $   127.68                  --          --               --         4.00%
         All contract charges                                 --               1,054  $  119,906             1.54%          --
  2006   Lowest contract charge 0.00% Class B         $   110.89                  --          --               --        15.09%
         Highest contract charge 0.90% Class B        $   122.77                  --          --               --        14.06%
         All contract charges                                 --               1,078  $  118,004             1.75%          --
  2005   Lowest contract charge 0.00% Class B         $    96.35                  --          --               --         4.40%
         Highest contract charge 0.90% Class B        $   107.63                  --          --               --         3.47%
         All contract charges                                 --               1,095  $  104,727             1.54%          --
  2004   Lowest contract charge 0.00% Class B         $    92.28                  --          --               --        10.23%
         Highest contract charge 0.90% Class B        $   104.03                  --          --               --         9.24%
         All contract charges                                 --               1,115  $  102,792             1.66%          --
  2003   Lowest contract charge 0.60% Class B         $    84.13                  --          --               --        27.05%
         Highest contract charge 0.90% Class B        $    95.23                  --          --               --        26.67%
         All contract charges                                 --               1,053  $   88,633             1.55%          --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (v)     $   114.86                  --          --               --         9.59%
         Highest contract charge 0.90% Class A (i)    $   106.89                  --          --               --         6.89%
         All contract charges                                 --                  50  $    5,603             7.15%          --
  2006   Lowest contract charge 0.00% Class A (v)     $   104.81                  --          --               --         4.81%
         Highest contract charge 0.00% Class A (v)    $   104.81                  --          --               --         4.81%
         All contract charges                                 --                   2  $      209             0.59%          --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (h)     $   110.57                  --          --               --         9.31%
         Highest contract charge 0.90% Class B (i)    $   106.70                  --          --               --         6.70%
         All contract charges                                 --                   8  $      832             7.15%          --
  2006   Lowest contract charge 0.00% Class B (h)     $   101.15                  --          --               --         3.42%
         Highest contract charge 0.00% Class B (h)    $   101.15                  --          --               --         3.42%
         All contract charges                                 --                   1  $       61               --           --
  2005   Lowest contract charge 0.00% Class B (h)     $    97.81                  --          --               --        (2.19)%
         Highest contract charge 0.00% Class B (h)    $    97.81                  --          --               --        (2.19)%
         All contract charges                                 --                  --  $       12               --           --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   187.02                  --          --               --        11.61%
         Highest contract charge 0.00% Class A        $   187.02                  --          --               --        11.61%
         All contract charges                                 --                   3  $      432               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Evergreen Omega (Continued)
------------------------------
  2006   Lowest contract charge 0.00% Class A         $   167.56                  --          --               --         6.13%
         Highest contract charge 0.00% Class A        $   167.56                  --          --               --         6.13%
         All contract charges                                 --                   1  $       82             2.06%          --
  2005   Lowest contract charge 0.00% Class A         $   157.88                  --          --               --         4.22%
         Highest contract charge 0.00% Class A        $   157.88                  --          --               --         4.22%
         All contract charges                                 --                   1  $      108             0.04%          --
  2004   Lowest contract charge 0.00% Class A         $   151.49                  --          --               --         7.31%
         Highest contract charge 0.00% Class A        $   151.49                  --          --               --         7.31%
         All contract charges                                 --                  --  $       15             0.31%          --
  2003   Lowest contract charge 0.00% Class A         $   141.17                  --          --               --        38.50%
         Highest contract charge 0.00% Class A        $   141.17                  --          --               --        38.50%
         All contract charges                                 --                  --          --               --           --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   108.08                  --          --               --        11.33%
         Highest contract charge 0.90% Class B        $   100.23                  --          --               --        10.32%
         All contract charges                                 --                 129  $   13,009               --           --
  2006   Lowest contract charge 0.00% Class B         $    97.08                  --          --               --         5.87%
         Highest contract charge 0.90% Class B        $    90.85                  --          --               --         4.92%
         All contract charges                                 --                  93  $    8,539             2.06%          --
  2005   Lowest contract charge 0.00% Class B         $    91.70                  --          --               --         3.96%
         Highest contract charge 0.90% Class B        $    86.59                  --          --               --         3.03%
         All contract charges                                 --                 110  $    9,551             0.04%          --
  2004   Lowest contract charge 0.00% Class B         $    88.21                  --          --               --         7.04%
         Highest contract charge 0.90% Class B        $    84.05                  --          --               --         6.08%
         All contract charges                                 --                 117  $    9,923             0.31%          --
  2003   Lowest contract charge 0.00% Class B         $    82.41                  --          --               --        38.20%
         Highest contract charge 0.90% Class B        $    79.24                  --          --               --        36.97%
         All contract charges                                 --                  90  $    7,099               --           --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   234.66                  --          --               --         8.30%
         Highest contract charge 0.60% Class A        $   169.87                  --          --               --         7.66%
         All contract charges                                 --                 105  $   24,003               --           --
  2006   Lowest contract charge 0.00% Class A         $   216.67                  --          --               --        11.81%
         Highest contract charge 0.60% Class A        $   157.79                  --          --               --        11.14%
         All contract charges                                 --                  95  $   19,943             3.32%          --
  2005   Lowest contract charge 0.00% Class A         $   193.78                  --          --               --         6.63%
         Highest contract charge 0.60% Class A        $   141.98                  --          --               --         5.99%
         All contract charges                                 --                  71  $   13,402             7.62%          --
  2004   Lowest contract charge 0.00% Class A         $   181.73                  --          --               --        16.32%
         Highest contract charge 0.60% Class A        $   133.95                  --          --               --        15.62%
         All contract charges                                 --                  44  $    7,793             2.45%          --
  2003   Lowest contract charge 0.00% Class A         $   156.23                  --          --               --        43.98%
         Highest contract charge 0.60% Class A        $   115.85                  --          --               --        43.11%
         All contract charges                                 --                  18  $    2,718               --           --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   151.40                  --          --               --         8.03%
         Highest contract charge 0.90% Class B        $   141.69                  --          --               --         7.06%
         All contract charges                                 --                 753  $  109,736               --           --
  2006   Lowest contract charge 0.00% Class B         $   140.14                  --          --               --        11.52%
         Highest contract charge 0.90% Class B        $   132.35                  --          --               --        10.52%
         All contract charges                                 --                 765  $  103,634             3.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2007


7. Accumulation Unit Values

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/FI Mid Cap (Continued)
-------------------------
  2005   Lowest contract charge 0.00% Class B         $   125.66                  --          --               --         6.37%
         Highest contract charge 0.90% Class B        $   119.75                  --          --               --         5.41%
         All contract charges                                 --                 794  $   96,918             7.62%          --
  2004   Lowest contract charge 0.00% Class B         $   118.14                  --          --               --        16.03%
         Highest contract charge 0.90% Class B        $   113.60                  --          --               --        14.98%
         All contract charges                                 --                 761  $   87,965             2.45%          --
  2003   Lowest contract charge 0.00% Class B         $   101.82                  --          --               --        43.61%
         Highest contract charge 0.90% Class B        $    98.80                  --          --               --        42.32%
         All contract charges                                 --                 667  $   66,774               --           --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   123.00                  --          --               --         3.43%
         Highest contract charge 0.90% Class B (i)    $    97.99                  --          --               --        (2.01)%
         All contract charges                                 --                  24  $    2,454             1.65%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   118.92                  --          --               --        12.21%
         Highest contract charge 0.00% Class B (g)    $   118.92                  --          --               --        12.21%
         All contract charges                                 --                   1  $       96             9.35%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   105.99                  --          --               --         5.99%
         Highest contract charge 0.00% Class B (g)    $   105.99                  --          --               --         5.99%
         All contract charges                                 --                  --  $        3             1.39%          --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   153.87                  --          --               --         9.30%
         Highest contract charge 0.90% Class B (i)    $    99.87                  --          --               --        (0.13)%
         All contract charges                                 --                 168  $   20,185             0.78%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   140.78                  --          --               --        18.83%
         Highest contract charge 0.00% Class B (e)    $   140.78                  --          --               --        18.83%
         All contract charges                                 --                  30  $    4,235             1.68%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   118.47                  --          --               --         4.32%
         Highest contract charge 0.00% Class B (e)    $   118.47                  --          --               --         4.32%
         All contract charges                                 --                  15  $    1,759             1.20%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   113.57                  --          --               --        13.62%
         Highest contract charge 0.00% Class B (e)    $   113.57                  --          --               --        13.62%
         All contract charges                                 --                   1  $      138             0.43%          --
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   169.40                  --          --               --        16.20%
         Highest contract charge 0.90% Class B (i)    $   105.48                  --          --               --         5.48%
         All contract charges                                 --                  95  $   10,270             1.22%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   145.78                  --          --               --        25.64%
         Highest contract charge 0.00% Class B (g)    $   145.78                  --          --               --        25.64%
         All contract charges                                 --                   1  $       79             1.24%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   116.03                  --          --               --        16.03%
         Highest contract charge 0.00% Class B (g)    $   116.03                  --          --               --        16.03%
         All contract charges                                 --                  --          --             0.30%          --
EQ/JPMorgan Core Bond (r)
-------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   122.11                  --          --               --         3.35%
         Highest contract charge 0.60% Class A        $   126.25                  --          --               --         2.73%
         All contract charges                                 --                 183  $   22,459             4.85%          --
  2006   Lowest contract charge 0.00% Class A         $   118.15                  --          --               --         4.31%
         Highest contract charge 0.60% Class A        $   122.90                  --          --               --         3.68%
         All contract charges                                 --                 144  $   17,085             5.07%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/JPMorgan Core Bond (r) (Continued)
-------------------------------------
  2005   Lowest contract charge 0.00% Class A         $   113.28                  --          --               --         2.47%
         Highest contract charge 0.60% Class A        $   118.54                  --          --               --         1.86%
         All contract charges                                 --                  99  $   11,243             4.69%          --
  2004   Lowest contract charge 0.00% Class A         $   110.55                  --          --               --         4.36%
         Highest contract charge 0.60% Class A        $   116.38                  --          --               --         3.73%
         All contract charges                                 --                  50  $    5,596             4.75%          --
  2003   Lowest contract charge 0.00% Class A         $   105.93                  --          --               --         3.60%
         Highest contract charge 0.60% Class A        $   112.19                  --          --               --         2.98%
         All contract charges                                 --                  19  $    2,008             3.45%          --
EQ/JPMorgan Core Bond (r)
-------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   128.15                  --          --               --         3.11%
         Highest contract charge 0.90% Class B        $   147.29                  --          --               --         2.17%
         All contract charges                                 --                 266      39,114             4.85%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   124.29                  --          --               --         4.06%
         Highest contract charge 0.90% Class B        $   144.16                  --          --               --         3.13%
         All contract charges                                 --                 225  $   32,545             5.07%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   119.44                  --          --               --         2.22%
         Highest contract charge 0.90% Class B        $   139.79                  --          --               --         1.30%
         All contract charges                                 --                 162  $   22,802             4.69%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   116.85                  --          --               --         4.10%
         Highest contract charge 0.90% Class B        $   138.00                  --          --               --         3.16%
         All contract charges                                 --                  80  $   11,132             4.75%          --
  2003   Lowest contract charge 0.60% Class B         $   133.66                  --          --               --         2.75%
         Highest contract charge 0.90% Class B        $   133.77                  --          --               --         2.44%
         All contract charges                                 --                  76  $   10,330             3.45%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   191.85                  --          --               --        (0.96)%
         Highest contract charge 0.00% Class A        $   191.85                  --          --               --        (0.96)%
         All contract charges                                 --                   6  $      923             1.37%          --
  2006   Lowest contract charge 0.00% Class A         $   193.71                  --          --               --        20.68%
         Highest contract charge 0.00% Class A        $   193.71                  --          --               --        20.68%
         All contract charges                                 --                   2  $      361             4.75%          --
  2005   Lowest contract charge 0.00% Class A         $   160.51                  --          --               --         4.18%
         Highest contract charge 0.00% Class A        $   160.51                  --          --               --         4.18%
         All contract charges                                 --                   1  $      214             1.55%          --
  2004   Lowest contract charge 0.00% Class A         $   154.06                  --          --               --        11.16%
         Highest contract charge 0.00% Class A        $   154.06                  --          --               --        11.16%
         All contract charges                                 --                  --  $       53             1.28%          --
  2003   Lowest contract charge 0.00% Class A         $   138.60                  --          --               --        27.13%
         Highest contract charge 0.00% Class A        $   138.60                  --          --               --        27.13%
         All contract charges                                 --                  --          --             1.40%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   181.02                  --          --               --        (1.21)%
         Highest contract charge 0.90% Class B        $   164.38                  --          --               --        (2.10)%
         All contract charges                                 --                 245  $   41,272             1.37%          --
  2006   Lowest contract charge 0.00% Class B         $   183.24                  --          --               --        20.38%
         Highest contract charge 0.90% Class B        $   167.91                  --          --               --        19.30%
         All contract charges                                 --                 250  $   42,875             4.75%          --
  2005   Lowest contract charge 0.00% Class B         $   152.22                  --          --               --         3.92%
         Highest contract charge 0.90% Class B        $   140.75                  --          --               --         2.99%
         All contract charges                                 --                 236  $   33,648             1.55%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.00% Class B         $   146.48                  --          --               --        10.88%
         Highest contract charge 0.90% Class B        $   136.67                  --          --               --         9.88%
         All contract charges                                 --                 249  $   34,012             1.28%          --
  2003   Lowest contract charge 0.00% Class B         $   132.10                  --          --               --        26.81%
         Highest contract charge 0.90% Class B        $   124.37                  --          --               --        25.67%
         All contract charges                                 --                 267  $   33,648             1.40%          --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    92.22                  --          --               --        (7.78)%
         Highest contract charge 0.90% Class A (i)    $    91.63                  --          --               --        (8.37)%
         All contract charges                                 --                  12  $    1,140               --           --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (h)     $   107.28                  --          --               --        (5.93)%
         Highest contract charge 0.90% Class B (i)    $    91.47                  --          --               --        (8.53)%
         All contract charges                                 --                   6  $      641               --           --
  2006   Lowest contract charge 0.00% Class B (h)     $   114.04                  --          --               --         6.83%
         Highest contract charge 0.00% Class B (h)    $   114.04                  --          --               --         6.83%
         All contract charges                                 --                   3  $      286             0.05%          --
  2005   Lowest contract charge 0.00% Class B (h)     $   106.74                  --          --               --         6.74%
         Highest contract charge 0.00% Class B (h)    $   106.74                  --          --               --         6.74%
         All contract charges                                 --                  --  $       16               --           --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   106.38                  --          --               --         6.38%
         Highest contract charge 0.90% Class A (i)    $   105.71                  --          --               --         5.71%
         All contract charges                                 --                   7  $      712             9.67%          --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   110.33                  --          --               --         7.40%
         Highest contract charge 0.90% Class B (i)    $   105.52                  --          --               --         5.52%
         All contract charges                                 --                   7  $      674             9.67%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   102.73                  --          --               --         1.82%
         Highest contract charge 0.00% Class B (g)    $   102.73                  --          --               --         1.82%
         All contract charges                                 --                   1  $       66             6.25%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   100.89                  --          --               --         0.89%
         Highest contract charge 0.00% Class B (g)    $   100.89                  --          --               --         0.89%
         All contract charges                                 --                  --  $        7               --           --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    99.57                  --          --               --        (0.43)%
         Highest contract charge 0.90% Class A (i)    $    98.95                  --          --               --        (1.05)%
         All contract charges                                 --                   4  $      371             2.77%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   129.70                  --          --               --         3.48%
         Highest contract charge 0.90% Class B (i)    $    98.77                  --          --               --        (1.23)%
         All contract charges                                 --                   3   $     284             2.77%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   125.34                  --                           --        17.21%
         Highest contract charge 0.00% Class B (g)    $   125.34                  --          --               --        17.21%
         All contract charges                                 --                   1   $      79             1.43%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   106.94                  --          --               --         6.94%
         Highest contract charge 0.00% Class B (g)    $   106.94                  --          --               --         6.94%
         All contract charges                                 --                  --   $       8             0.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   104.14                  --          --               --         4.14%
         Highest contract charge 0.90% Class A (i)    $   103.48                  --          --               --         3.48%
         All contract charges                                 --                  11  $    1,127             3.25%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   132.91                  --          --               --        10.68%
         Highest contract charge 0.90% Class B (i)    $   103.30                  --          --               --         3.30%
         All contract charges                                 --                   4  $      465             3.25%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   120.09                  --          --               --        12.69%
         Highest contract charge 0.00% Class B (g)    $   120.09                  --          --               --        12.69%
         All contract charges                                 --                  --  $       23             1.70%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   106.57                  --          --               --         6.57%
         Highest contract charge 0.00% Class B (g)    $   106.57                  --          --               --         6.57%
         All contract charges                                 --                  --  $        1               --           --
EQ/Lord Abbett Mid Cap Value (q)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    92.41                  --          --               --        (7.59)%
         Highest contract charge 0.90% Class A (i)    $    91.83                  --          --               --        (8.17)%
         All contract charges                                 --                 243  $   22,484             1.80%          --
EQ/Lord Abbett Mid Cap Value (q)
--------------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (g)     $   127.19                  --          --               --         0.58%
         Highest contract charge 0.00% Class B (g)    $   127.19                  --          --               --         0.58%
         All contract charges                                 --                   4  $      499             1.80%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   126.46                  --          --               --        12.43%
         Highest contract charge 0.00% Class B (g)    $   126.46                  --          --               --        12.43%
         All contract charges                                 --                   1  $      148             1.41%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   112.49                  --          --               --        12.49%
         Highest contract charge 0.00% Class B (g)    $   112.49                  --          --               --        12.49%
         All contract charges                                 --                  --  $       21             0.39%          --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   196.14                  --          --               --        14.33%
         Highest contract charge 0.60% Class A (b)    $   191.21                  --          --               --        13.64%
         All contract charges                                 --                 198  $   38,456             0.24%          --
  2006   Lowest contract charge 0.00% Class A         $   171.56                  --          --               --         9.59%
         Highest contract charge 0.60% Class A (b)    $   168.26                  --          --               --         8.94%
         All contract charges                                 --                 166  $   28,114             0.79%          --
  2005   Lowest contract charge 0.00% Class A         $   156.54                  --          --               --        10.98%
         Highest contract charge 0.60% Class A (b)    $   154.45                  --          --               --        10.31%
         All contract charges                                 --                 112  $   17,408             0.02%          --
  2004   Lowest contract charge 0.00% Class A         $   141.05                  --          --               --        10.79%
         Highest contract charge 0.60% Class A (b)    $   140.01                  --          --               --        10.12%
         All contract charges                                 --                  67  $    9,512               --           --
  2003   Lowest contract charge 0.00% Class A         $   127.32                  --          --               --        31.43%
         Highest contract charge 0.60% Class A (b)    $   127.14                  --          --               --        31.25%
         All contract charges                                 --                  28  $    3,544               --           --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   187.95                  --          --               --        14.05%
         Highest contract charge 0.90% Class B        $   177.63                  --          --               --        13.01%
         All contract charges                                 --                 778  $  141,730             0.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Marsico Focus (Continued)
----------------------------
  2006   Lowest contract charge 0.00% Class B         $   164.80                  --          --               --         9.32%
         Highest contract charge 0.90% Class B        $   157.18                  --          --               --         8.34%
         All contract charges                                 --                 777  $  124,514             0.79%          --
  2005   Lowest contract charge 0.00% Class B         $   150.75                  --          --               --        10.70%
         Highest contract charge 0.90% Class B        $   145.08                  --          --               --         9.71%
         All contract charges                                 --                 684  $  100,695             0.02%          --
  2004   Lowest contract charge 0.00% Class B         $   136.17                  --          --               --        10.51%
         Highest contract charge 0.90% Class B        $   132.24                  --          --               --         9.52%
         All contract charges                                 --                 594  $   79,394               --           --
  2003   Lowest contract charge 0.00% Class B         $   123.22                  --          --               --        31.13%
         Highest contract charge 0.90% Class B        $   120.75                  --          --               --        29.95%
         All contract charges                                 --                 540  $   65,568               --           --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   167.45                  --          --               --         4.98%
         Highest contract charge 0.90% Class A        $   157.88                  --          --               --         4.03%
         All contract charges                                 --               1,984  $  391,569             4.81%          --
  2006   Lowest contract charge 0.00% Class A         $   159.51                  --          --               --         4.73%
         Highest contract charge 0.90% Class A        $   151.77                  --          --               --         3.79%
         All contract charges                                 --               1,534  $  296,025             4.67%          --
  2005   Lowest contract charge 0.00% Class A         $   152.31                  --          --               --         2.88%
         Highest contract charge 0.90% Class A        $   146.23                  --          --               --         1.96%
         All contract charges                                 --               1,265  $  242,248             2.82%          --
  2004   Lowest contract charge 0.00% Class A         $   148.04                  --          --               --         1.03%
         Highest contract charge 0.90% Class A        $   143.42                  --          --               --         0.12%
         All contract charges                                 --               1,338  $  249,556             0.94%          --
  2003   Lowest contract charge 0.00% Class A         $   146.53                  --          --               --         0.82%
         Highest contract charge 0.90% Class A        $   143.25                  --          --               --        (0.08)%
         All contract charges                                 --               1,619  $  304,460             0.77%          --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   128.77                  --          --               --         4.71%
         Highest contract charge 0.90% Class B        $   124.26                  --          --               --         3.77%
         All contract charges                                 --                 444  $   55,923             4.81%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   122.98                  --          --               --         4.48%
         Highest contract charge 0.90% Class B        $   119.75                  --          --               --         3.55%
         All contract charges                                 --                 458  $   56,595             4.67%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   117.70                  --          --               --         2.62%
         Highest contract charge 0.90% Class B        $   115.65                  --          --               --         1.70%
         All contract charges                                 --                 484  $   56,793             2.82%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   114.69                  --          --               --         0.30%
         Highest contract charge 0.90% Class B        $   113.71                  --          --               --        (0.13)%
         All contract charges                                 --                 595  $   69,122             0.94%          --
  2003   Lowest contract charge 0.60% Class B         $   146.53                  --          --               --         0.82%
         Highest contract charge 0.90% Class B        $   113.86                  --          --               --        (0.34)%
         All contract charges                                 --                 706  $   81,841             0.77%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   117.02                  --          --               --        17.02%
         Highest contract charge 0.90% Class A (i)    $   116.28                  --          --               --        16.28%
         All contract charges                                 --                  29  $    3,428             1.15%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2007


7. Accumulation Unit Values

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   144.30                  --          --               --        20.81%
         Highest contract charge 0.90% Class B (i)    $   116.08                  --          --               --        (2.81)%
         All contract charges                                 --                  13  $    1,734             1.15%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   119.44                  --          --               --         7.95%
         Highest contract charge 0.00% Class B (e)    $   119.44                  --          --               --         7.95%
         All contract charges                                 --                   4  $      472             0.26%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   110.64                  --          --               --         5.40%
         Highest contract charge 0.00% Class B (e)    $   110.64                  --          --               --         5.40%
         All contract charges                                 --                   2  $      179             0.46%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   104.97                  --          --               --         8.03%
         Highest contract charge 0.00% Class B (e)    $   104.97                  --          --               --         8.03%
         All contract charges                                 --                  --  $        3             0.29%          --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   112.18                  --          --               --        11.48%
         Highest contract charge 0.90% Class B (i)    $   108.19                  --          --               --         8.19%
         All contract charges                                 --                  51  $    5,615             7.67%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   100.63                  --          --               --         0.39%
         Highest contract charge 0.00% Class B (g)    $   100.63                  --          --               --         0.39%
         All contract charges                                 --                   3  $      312             7.36%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   100.24                  --          --               --         0.24%
         Highest contract charge 0.00% Class B (g)    $   100.24                  --          --               --         0.24%
         All contract charges                                 --                  --  $       19             0.84%          --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   103.97                  --          --               --         3.97%
         Highest contract charge 0.90% Class A (i)    $   103.32                  --          --               --         3.32%
         All contract charges                                 --                   7  $      817             7.61%          --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   110.25                  --          --               --         5.32%
         Highest contract charge 0.90% Class B (i)    $   103.14                  --          --               --         3.14%
         All contract charges                                 --                   4  $      468             7.61%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   104.68                  --          --               --         3.96%
         Highest contract charge 0.00% Class B (g)    $   104.68                  --          --               --         3.96%
         All contract charges                                 --                   1  $       62             6.98%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   100.69                  --          --               --         0.69%
         Highest contract charge 0.00% Class B (g)    $   100.69                  --          --               --         0.69%
         All contract charges                                 --                  --  $        3               --           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   233.27                  --          --               --        (1.60)%
         Highest contract charge 0.90% Class A (b)    $   196.66                  --          --               --        (2.48)%
         All contract charges                                 --                 194  $   39,848             1.55%          --
  2006   Lowest contract charge 0.00% Class A         $   237.06                  --          --               --        18.01%
         Highest contract charge 0.90% Class A (b)    $   201.67                  --          --               --        16.94%
         All contract charges                                 --                 176  $   36,575             1.59%          --
  2005   Lowest contract charge 0.00% Class A         $   200.89                  --          --               --         4.52%
         Highest contract charge 0.90% Class A (b)    $   172.45                  --          --               --         3.44%
         All contract charges                                 --                 136  $   24,510             1.43%          --
  2004   Lowest contract charge 0.00% Class A         $   192.20                  --          --               --        17.98%
         Highest contract charge 0.90% Class A (b)    $   166.71                  --          --               --        16.61%
         All contract charges                                 --                 120  $   19,205             3.06%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Small Company Index (Continued)
----------------------------------
  2003   Lowest contract charge 0.00% Class A         $   162.91                  --          --               --        46.22%
         Highest contract charge 0.90% Class A (b)    $   142.96                  --          --               --        42.96%
         All contract charges                                 --                  55  $    7,341             1.07%          --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   171.06                  --          --               --        (1.83)%
         Highest contract charge 0.90% Class B        $   173.60                  --          --               --        (2.72)%
         All contract charges                                 --                  71  $   13,008             1.55%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   174.25                  --          --               --        17.71%
         Highest contract charge 0.90% Class B        $   178.45                  --          --               --        16.65%
         All contract charges                                 --                  61  $   11,500             1.59%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   148.03                  --          --               --         4.25%
         Highest contract charge 0.90% Class B        $   152.98                  --          --               --         3.32%
         All contract charges                                 --                  49  $    7,521             1.43%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   141.99                  --          --               --        17.67%
         Highest contract charge 0.90% Class B        $   148.06                  --          --               --        16.61%
         All contract charges                                 --                  42  $    6,602             3.06%          --
  2003   Lowest contract charge 0.60% Class B         $   129.07                  --          --               --        44.99%
         Highest contract charge 0.90% Class B        $   126.96                  --          --               --        44.55%
         All contract charges                                 --                  20  $    3,263             1.07%          --
EQ/T. Rowe Price Growth Stock (m)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A (j)     $   100.81                  --          --               --         0.81%
         Highest contract charge 0.60% Class A (j)    $   100.29                  --          --               --         0.29%
         All contract charges                                 --                  11  $    1,100             0.17%          --
EQ/T. Rowe Price Growth Stock (m)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   119.39                  --          --               --         7.23%
         Highest contract charge 0.90% Class B (j)    $    99.98                  --          --               --        (0.02)%
         All contract charges                                 --                 309  $   31,316             0.17%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   111.34                  --          --               --        (4.01)%
         Highest contract charge 0.00% Class B (e)    $   111.34                  --          --               --        (4.01)%
         All contract charges                                 --                   6  $      661               --           --
  2005   Lowest contract charge 0.00% Class B (e)     $   116.00                  --          --               --         3.99%
         Highest contract charge 0.00% Class B (e)    $   116.00                  --          --               --         3.99%
         All contract charges                                 --                   3  $      335               --           --
  2004   Lowest contract charge 0.00% Class B (e)     $   111.55                  --          --               --        12.42%
         Highest contract charge 0.00% Class B (e)    $   111.55                  --          --               --        12.42%
         All contract charges                                 --                  --  $        9               --           --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   137.92                  --          --               --         1.17%
         Highest contract charge 0.90% Class B (i)    $    95.34                  --          --               --        (4.66)%
         All contract charges                                 --                  41  $    4,500             1.33%          --
  2006   Lowest contract charge 0.00% Class B (e)     $   136.33                  --          --               --        14.15%
         Highest contract charge 0.00% Class B (e)    $   136.33                  --          --               --        14.15%
         All contract charges                                 --                   7  $      964             0.95%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   119.43                  --          --               --         9.00%
         Highest contract charge 0.00% Class B (e)    $   119.43                  --          --               --         9.00%
         All contract charges                                 --                   5  $      545             1.23%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   109.56                  --          --               --        11.78%
         Highest contract charge 0.00% Class B (e)    $   109.56                  --          --               --        11.78%
         All contract charges                                 --                  --  $        6             0.35%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $    92.43                  --          --               --        (7.57)%
         Highest contract charge 0.90% Class A (i)    $    91.85                   8  $      650             3.69%       (8.15)%
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   118.91                  --          --               --        (2.50)%
         Highest contract charge 0.90% Class B (i)    $    91.69                  --          --               --        (8.31)%
         All contract charges                                 --                   5  $      526             3.69%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   121.96                  --          --               --        15.90%
         Highest contract charge 0.00% Class B (g)    $   121.96                  --          --               --        15.90%
         All contract charges                                 --                   1  $      104             3.50%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   105.23                  --          --               --         5.23%
         Highest contract charge 0.00% Class B (g)    $   105.23                  --          --               --         5.23%
         All contract charges                                 --                  --  $   17,122             0.76%          --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class A         $   562.02                  --          --               --        42.38%
         Highest contract charge 0.00% Class A        $   562.02                  --          --               --        42.38%
         All contract charges                                 --                  86  $   45,275               --           --
  2006   Lowest contract charge 0.00% Class A         $   394.74                  --          --               --        37.41%
         Highest contract charge 0.00% Class A        $   394.74                  --          --               --        37.41%
         All contract charges                                 --                  71  $   26,199             0.44%          --
  2005   Lowest contract charge 0.00% Class A         $   287.26                  --          --               --        33.11%
         Highest contract charge 0.00% Class A        $   287.26                  --          --               --        33.11%
         All contract charges                                 --                  46  $   12,583             0.61%          --
  2004   Lowest contract charge 0.00% Class A         $   215.81                  --          --               --        23.93%
         Highest contract charge 0.00% Class A        $   215.81                  --          --               --        23.93%
         All contract charges                                 --                  21  $    4,490             0.71%          --
  2003   Lowest contract charge 0.00% Class A         $   174.14                  --          --               --        56.30%
         Highest contract charge 0.00% Class A        $   174.14                  --          --               --        56.30%
         All contract charges                                 --                   5  $      912             0.86%          --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   304.02                  --          --               --        42.02%
         Highest contract charge 0.90% Class B        $   276.83                  --          --               --        40.74%
         All contract charges                                 --               1,247  $  363,699               --           --
  2006   Lowest contract charge 0.00% Class B         $   214.07                  --          --               --        37.05%
         Highest contract charge 0.90% Class B        $   196.70                  --          --               --        35.82%
         All contract charges                                 --               1,220  $  251,522             0.44%          --
  2005   Lowest contract charge 0.00% Class B         $   156.20                  --          --               --        32.78%
         Highest contract charge 0.90% Class B        $   144.82                  --          --               --        31.59%
         All contract charges                                 --               1,141  $  172,874             0.61%          --
  2004   Lowest contract charge 0.00% Class B         $   117.64                  --          --               --        23.68%
         Highest contract charge 0.90% Class B        $   110.06                  --          --               --        22.57%
         All contract charges                                 --                 879  $  100,718             0.71%          --
  2003   Lowest contract charge 0.00% Class B         $    95.11                  --          --               --        55.92%
         Highest contract charge 0.90% Class B        $    89.79                  --          --               --        54.52%
         All contract charges                                 --                 756  $   70,156             0.86%          --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A (i)     $   114.23                  --          --               --        14.23%
         Highest contract charge 0.90% Class A (i)    $   113.51                  --          --               --        13.51%
         All contract charges                                 --                 110  $   12,578             1.39%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
EQ/Van Kampen Mid Cap Growth (p)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (g)     $   166.98                  --          --               --        22.41%
         Highest contract charge 0.90% Class B (i)    $   113.31                  --          --               --        13.31%
         All contract charges                                 --                  28  $    3,449             1.39%          --
  2006   Lowest contract charge 0.00% Class B (g)     $   136.41                  --          --               --         9.26%
         Highest contract charge 0.00% Class B (g)    $   136.41                  --          --               --         9.26%
         All contract charges                                 --                   1  $       90             0.59%          --
  2005   Lowest contract charge 0.00% Class B (g)     $   124.85                  --          --               --        24.85%
         Highest contract charge 0.00% Class B (g)    $   124.85                  --          --               --        24.85%
         All contract charges                                 --                  --  $        7               --           --
EQ/Van Kampen Real Estate (s)
-----------------------------
         Unit Value 0.00% to 0.90%
  2007   Lowest contract charge 0.00% Class A (u)     $    83.54                  --           --               --      (16.46)%
         Highest contract charge 0.90% Class A (u)    $    83.16                  --           --               --      (16.84)%
                                                              --                 906   $   75,612             0.84%         --
EQ/Van Kampen Real Estate (s)
-----------------------------
         Unit Value 0.00%
  2007   {0.00}% Class B (u)                          $    83.44                                                        (16.56)%
                                                              --                  20  $    1,660             0.84%          --
Fidelity VIP Asset Manager: Growth
----------------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   164.68                  --          --               --        18.60%
         Highest contract charge 0.00% Class B (b)    $   164.68                  --          --               --        18.60%
         All contract charges                                 --                  29  $    4,820             3.86%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   138.85                  --          --               --         6.72%
         Highest contract charge 0.00% Class B (b)    $   138.85                  --          --               --         6.72%
         All contract charges                                 --                  21  $    2,924             1.86%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   130.10                  --          --               --         3.56%
         Highest contract charge 0.00% Class B (b)    $   130.10                  --          --               --         3.56%
         All contract charges                                 --                  18  $    2,324             1.82%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   125.62                  --          --               --         5.63%
         Highest contract charge 0.00% Class B (b)    $   125.62                  --          --               --         5.63%
         All contract charges                                 --                  11  $    1,376             1.89%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   118.93                  --          --               --        18.93%
         Highest contract charge 0.00% Class B (b)    $   118.93                  --          --               --        18.93%
         All contract charges                                 --                  10  $    1,163               --           --
Fidelity VIP Contrafund
-----------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   223.05                  --          --               --        17.30%
         Highest contract charge 0.00% Class B (b)    $   223.05                  --          --               --        17.30%
         All contract charges                                 --                 209  $   46,555             1.94%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   190.15                  --          --               --        11.43%
         Highest contract charge 0.00% Class B (b)    $   190.15                  --          --               --        11.43%
         All contract charges                                 --                 194  $   36,939             1.03%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   170.65                  --          --               --        16.65%
         Highest contract charge 0.00% Class B (b)    $   170.65                  --          --               --        16.65%
         All contract charges                                 --                 173  $   29,536             0.08%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   146.29                  --          --               --        15.16%
         Highest contract charge 0.00% Class B (b)    $   146.29                  --          --               --        15.16%
         All contract charges                                 --                  59  $    8,579             0.12%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   127.04                  --          --               --        27.04%
         Highest contract charge 0.00% Class B (b)    $   127.04                  --          --               --        27.04%
         All contract charges                                 --                  23  $    2,906               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Fidelity VIP Equity-Income
--------------------------
         Unit Value 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   185.43                  --          --               --         1.27%
         Highest contract charge 0.00% Class B (b)    $   185.43                  --          --               --         1.27%
         All contract charges                                 --                  50  $    9,359             1.64%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   183.10                  --          --               --        19.93%
         Highest contract charge 0.00% Class B (b)    $   183.10                  --          --               --        19.93%
         All contract charges                                 --                  55  $   10,114             5.07%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   152.67                  --          --               --         5.57%
         Highest contract charge 0.00% Class B (b)    $   152.67                  --          --               --         5.57%
         All contract charges                                 --                  39  $    5,955             1.98%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   144.62                  --          --               --        11.23%
         Highest contract charge 0.00% Class B (b)    $   144.62                  --          --               --        11.23%
         All contract charges                                 --                  34  $    4,942             1.10%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   130.01                  --          --               --        30.01%
         Highest contract charge 0.00% Class B (b)    $   130.01                  --          --               --        30.01%
         All contract charges                                 --                  20  $    2,550               --           --
Fidelity VIP Growth & Income
----------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   168.11                  --          --               --        11.86%
         Highest contract charge 0.00% Class B (b)    $   168.11                  --          --               --        11.86%
         All contract charges                                 --                  26  $    4,306             4.78%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   150.29                  --          --               --        12.86%
         Highest contract charge 0.00% Class B (b)    $   150.29                  --          --               --        12.86%
         All contract charges                                 --                  23  $    3,488             1.12%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   133.17                  --          --               --         7.40%
         Highest contract charge 0.00% Class B (b)    $   133.17                  --          --               --         7.40%
         All contract charges                                 --                  21  $    2,761             1.21%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   123.99                  --          --               --         5.52%
         Highest contract charge 0.00% Class B (b)    $   123.99                  --          --               --         5.52%
         All contract charges                                 --                  17  $    2,064             0.67%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   117.50                  --          --               --        17.50%
         Highest contract charge 0.00% Class B (b)    $   117.50                  --          --               --        17.50%
         All contract charges                                 --                  14  $    1,689               --           --
Fidelity VIP High Income
------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   145.64                  --          --               --         2.54%
         Highest contract charge 0.00% Class B (b)    $   145.64                  --          --               --         2.54%
         All contract charges                                 --                  66  $    9,673             9.22%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   142.03                  --          --               --        11.02%
         Highest contract charge 0.00% Class B (b)    $   142.03                  --          --               --        11.02%
         All contract charges                                 --                  61  $    8,621            10.89%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   127.93                  --          --               --         2.31%
         Highest contract charge 0.00% Class B (b)    $   127.93                  --          --               --         2.31%
         All contract charges                                 --                  25  $    3,225            14.56%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   125.04                  --          --               --         9.38%
         Highest contract charge 0.00% Class B (b)    $   125.04                  --          --               --         9.38%
         All contract charges                                 --                  24  $    2,950             7.19%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   114.31                  --          --               --        14.31%
         Highest contract charge 0.00% Class B (b)    $   114.31                  --          --               --        14.31%
         All contract charges                                 --                  22  $    2,470               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Fidelity VIP Investment Grade Bond
----------------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   117.86                  --          --               --         4.08%
         Highest contract charge 0.00% Class B (b)    $   117.86                  --          --               --         4.08%
         All contract charges                                 --                  84  $    9,953             3.52%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   113.24                  --          --               --         4.14%
         Highest contract charge 0.00% Class B (b)    $   113.24                  --          --               --         4.14%
         All contract charges                                 --                  74  $    8,360             4.58%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   108.74                  --          --               --         1.89%
         Highest contract charge 0.00% Class B (b)    $   108.74                  --          --               --         1.89%
         All contract charges                                 --                  56  $    6,087             3.51%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   106.72                  --          --               --         4.19%
         Highest contract charge 0.00% Class B (b)    $   106.72                  --          --               --         4.19%
         All contract charges                                 --                  60  $    6,408             4.19%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   102.43                  --          --               --         2.43%
         Highest contract charge 0.00% Class B (b)    $   102.43                  --          --               --         2.43%
         All contract charges                                 --                  36  $    3,681               --           --
Fidelity VIP Mid Cap
--------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   274.57                  --          --               --        15.34%
         Highest contract charge 0.00% Class B (b)    $   274.57                  --          --               --        15.34%
         All contract charges                                 --                 147  $   40,381             8.68%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   238.06                  --          --               --        12.40%
         Highest contract charge 0.00% Class B (b)    $   238.06                  --          --               --        12.40%
         All contract charges                                 --                 138  $   32,948             1.13%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   211.79                  --          --               --        18.02%
         Highest contract charge 0.00% Class B (b)    $   211.79                  --          --               --        18.02%
         All contract charges                                 --                 125  $   26,506               --           --
  2004   Lowest contract charge 0.00% Class B (b)     $   179.46                  --          --               --        24.66%
         Highest contract charge 0.00% Class B (b)    $   179.46                  --          --               --        24.66%
         All contract charges                                 --                  61  $   11,035               --           --
  2003   Lowest contract charge 0.00% Class B (b)     $   143.96                  --          --               --        17.50%
         Highest contract charge 0.00% Class B (b)    $   143.96                  --          --               --        17.50%
         All contract charges                                 --                  12  $    1,693               --           --
Fidelity VIP Value
------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   174.99                  --          --               --         1.86%
         Highest contract charge 0.00% Class B (b)    $   174.99                  --          --               --         1.86%
         All contract charges                                 --                  40  $    6,930             4.26%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   171.80                  --          --               --        14.41%
         Highest contract charge 0.00% Class B (b)    $   171.80                  --          --               --        14.41%
         All contract charges                                 --                  25  $    4,323             0.88%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   150.16                  --          --               --         5.84%
         Highest contract charge 0.00% Class B (b)    $   150.16                  --          --               --         5.84%
         All contract charges                                 --                  20  $    3,017             0.42%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   141.88                  --          --               --        10.93%
         Highest contract charge 0.00% Class B (b)    $   141.88                  --          --               --        10.93%
         All contract charges                                 --                  10  $    1,468             1.17%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   127.90                  --          --               --        27.90%
         Highest contract charge 0.00% Class B (b)    $   127.90                  --          --               --        27.90%
         All contract charges                                 --                   7  $      858             0.30%          --
Fidelity VIP Value Strategies
-----------------------------
         Unit Value 0.00% to 0.00%*
  2007   Lowest contract charge 0.00% Class B (b)     $   220.01                  --          --               --         5.44%
         Highest contract charge 0.00% Class B (b)    $   220.01                  --          --               --         5.44%
         All contract charges                                 --                  38  $    8,359             6.13%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Fidelity VIP Value Strategies (Continued)
-----------------------------------------
  2006   Lowest contract charge 0.00% Class B (b)     $   208.66                  --          --               --        16.01%
         Highest contract charge 0.00% Class B (b)    $   208.66                  --          --               --        16.01%
         All contract charges                                 --                  20  $    4,109             2.31%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   179.87                  --          --               --         2.43%
         Highest contract charge 0.00% Class B (b)    $   179.87                  --          --               --         2.43%
         All contract charges                                 --                  18  $    3,269             0.09%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   175.60                  --          --               --        13.84%
         Highest contract charge 0.00% Class B (b)    $   175.60                  --          --               --        13.84%
         All contract charges                                 --                  16  $    2,847             0.10%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   154.26                  --          --               --        54.26%
         Highest contract charge 0.00% Class B (b)    $   154.26                  --          --               --        54.26%
         All contract charges                                 --                  17  $    2,549             0.47%          --
MarketPLUS International Core
-----------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   262.21                  --          --               --        15.52%
         Highest contract charge 0.60% Class A        $   198.86                  --          --               --        14.83%
         All contract charges                                 --                   3  $      639             0.44%          --
  2006   Lowest contract charge 0.00% Class A         $   226.98                  --          --               --        19.54%
         Highest contract charge 0.60% Class A        $   173.18                  --          --               --        18.83%
         All contract charges                                 --                   2  $      328             1.55%          --
  2005   Lowest contract charge 0.00% Class A         $   189.87                  --          --               --        17.42%
         Highest contract charge 0.60% Class A        $   145.75                  --          --               --        16.72%
         All contract charges                                 --                   3  $      399             1.68%          --
  2004   Lowest contract charge 0.00% Class A         $   161.71                  --          --               --        13.90%
         Highest contract charge 0.60% Class A        $   124.87                  --          --               --        13.22%
         All contract charges                                 --                   3  $      287             1.54%          --
  2003   Lowest contract charge 0.00% Class A         $   141.97                  --          --               --        32.95%
         Highest contract charge 0.60% Class A        $   110.29                  --          --               --        32.15%
         All contract charges                                 --                   1  $      208             1.41%          --
MarketPLUS International Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   171.65                  --          --               --        15.23%
         Highest contract charge 0.90% Class B        $   158.67                  --          --               --        14.18%
         All contract charges                                 --                  98      16,036             0.44%          --
  2006   Lowest contract charge 0.00% Class B (f)     $   148.97                  --          --               --        19.24%
         Highest contract charge 0.90% Class B        $   138.96                  --          --               --        18.17%
         All contract charges                                 --                  88  $   12,570             1.55%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   124.93                  --          --               --        17.12%
         Highest contract charge 0.90% Class B        $   117.59                  --          --               --        16.07%
         All contract charges                                 --                  40  $    4,756             1.68%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   106.66                  --          --               --        13.61%
         Highest contract charge 0.90% Class B        $   101.31                  --          --               --        12.59%
         All contract charges                                 --                  31  $    3,240             1.54%          --
  2003   Lowest contract charge 0.60% Class B         $    91.17                  --          --               --        31.82%
         Highest contract charge 0.90% Class B        $    89.98                  --          --               --        31.43%
         All contract charges                                 --                  26  $    2,330             1.41%          --
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   179.08                  --          --               --         4.16%
         Highest contract charge 0.60% Class A        $   131.77                  --          --               --         3.53%
         All contract charges                                 --                  --  $      164             1.29%          --
  2006   Lowest contract charge 0.00% Class A         $   171.93                  --          --               --        13.21%
         Highest contract charge 0.60% Class A        $   127.28                  --          --               --        12.53%
         All contract charges                                 --                  --  $       73             0.88%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
MarketPLUS Large Cap Core (Continued)
-------------------------------------
  2005   Lowest contract charge 0.00% Class A         $   151.87                  --          --               --         7.46%
         Highest contract charge 0.60% Class A        $   113.10                  --          --               --         6.82%
         All contract charges                                 --                   1  $       75             0.53%          --
  2004   Lowest contract charge 0.00% Class A         $   141.33                  --          --               --        11.68%
         Highest contract charge 0.60% Class A        $   105.89                  --          --               --        11.01%
         All contract charges                                 --                  --  $        8             0.57%          --
  2003   Lowest contract charge 0.00% Class A         $   126.55                  --          --               --        22.33%
         Highest contract charge 0.60% Class A        $    95.39                  --          --               --        21.59%
         All contract charges                                 --                  --          --             0.70%          --
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   116.64                  --          --               --         3.88%
         Highest contract charge 0.90% Class B        $   107.94                  --          --               --         2.95%
         All contract charges                                 --                 109  $   12,127             1.29%          --
  2006   Lowest contract charge 0.00% Class B         $   112.28                  --          --               --        12.94%
         Highest contract charge 0.90% Class B        $   104.85                  --          --               --        11.93%
         All contract charges                                 --                 114  $   12,320             0.88%          --
  2005   Lowest contract charge 0.00% Class B         $    99.41                  --          --               --         7.19%
         Highest contract charge 0.90% Class B        $    93.68                  --          --               --         6.23%
         All contract charges                                 --                 120  $   11,578             0.53%          --
  2004   Lowest contract charge 0.00% Class B         $    92.74                  --          --               --        11.40%
         Highest contract charge 0.90% Class B        $    88.18                  --          --               --        10.40%
         All contract charges                                 --                 121  $   10,876             0.57%          --
  2003   Lowest contract charge 0.00% Class B         $    83.25                  --          --               --        22.03%
         Highest contract charge 0.90% Class B        $    79.88                  --          --               --        20.93%
         All contract charges                                 --                 126  $   10,256             0.70%          --
MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A (b)     $   206.02                  --          --               --        15.75%
         Highest contract charge 0.60% Class A        $   134.35                  --          --               --        15.05%
         All contract charges                                 --                  38  $    7,370             0.37%          --
  2006   Lowest contract charge 0.00% Class A (b)     $   177.99                  --          --               --         8.04%
         Highest contract charge 0.60% Class A        $   116.78                  --          --               --         7.40%
         All contract charges                                 --                  27  $    4,679               --           --
  2005   Lowest contract charge 0.00% Class A (b)     $   164.74                  --          --               --         9.36%
         Highest contract charge 0.60% Class A        $   108.73                  --          --               --         8.71%
         All contract charges                                 --                  21  $    3,303               --           --
  2004   Lowest contract charge 0.00% Class A (b)     $   150.63                  --          --               --        12.90%
         Highest contract charge 0.60% Class A        $   100.02                  --          --               --        12.23%
         All contract charges                                 --                  13  $    1,988               --           --
  2003   Lowest contract charge 0.00% Class A (b)     $   133.42                  --          --               --        29.63%
         Highest contract charge 0.60% Class A        $    89.12                  --          --               --        28.86%
         All contract charges                                 --                   6  $      785               --           --
MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   198.96                  --          --               --        15.62%
         Highest contract charge 0.90% Class B        $   180.67                  --          --               --        14.58%
         All contract charges                                 --                 975  $  177,887             0.37%          --
  2006   Lowest contract charge 0.00% Class B         $   172.08                  --          --               --         7.78%
         Highest contract charge 0.90% Class B        $   157.68                  --          --               --         6.81%
         All contract charges                                 --               1,019  $  161,821               --           --
  2005   Lowest contract charge 0.00% Class B         $   159.66                  --          --               --         9.03%
         Highest contract charge 0.90% Class B        $   147.63                  --          --               --         8.05%
         All contract charges                                 --               1,128  $  167,214               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
MarketPLUS Large Cap Growth (Continued)
---------------------------------------
  2004   Lowest contract charge 0.00% Class B         $   146.44                  --          --               --        12.62%
         Highest contract charge 0.90% Class B        $   136.63                  --          --               --        11.61%
         All contract charges                                 --               1,240  $  169,470               --           --
  2003   Lowest contract charge 0.00% Class B         $   130.03                  --          --               --        29.30%
         Highest contract charge 0.90% Class B        $   122.42                  --          --               --        28.15%
         All contract charges                                 --               1,358  $  165,227               --           --
MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   210.08                  --          --               --        (1.27)%
         Highest contract charge 0.60% Class A        $   153.47                  --          --               --        (1.86)%
         All contract charges                                 --                 133  $   26,773             1.02%          --
  2006   Lowest contract charge 0.00% Class A         $   212.78                  --          --               --        12.76%
         Highest contract charge 0.60% Class A        $   156.38                  --          --               --        12.09%
         All contract charges                                 --                 118  $   24,183             0.33%          --
  2005   Lowest contract charge 0.00% Class A         $   188.70                  --          --               --        11.60%
         Highest contract charge 0.60% Class A        $   139.52                  --          --               --        10.93%
         All contract charges                                 --                  90  $   16,524             4.79%          --
  2004   Lowest contract charge 0.00% Class A         $   169.09                  --          --               --        18.14%
         Highest contract charge 0.60% Class A        $   125.77                  --          --               --        17.43%
         All contract charges                                 --                  50  $    8,171             2.56%          --
  2003   Lowest contract charge 0.00% Class A         $   143.12                  --          --               --        33.60%
         Highest contract charge 0.60% Class A        $   107.10                  --          --               --        32.80%
         All contract charges                                 --                  23  $    3,150             0.40%          --
MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   196.96                  --          --               --        (1.60)%
         Highest contract charge 0.90% Class B        $   178.86                  --          --               --        (2.49)%
         All contract charges                                 --               1,200  $  222,789             1.02%          --
  2006   Lowest contract charge 0.00% Class B         $   200.16                  --          --               --        12.48%
         Highest contract charge 0.90% Class B        $   183.42                  --          --               --        11.47%
         All contract charges                                 --               1,351  $  256,266             0.33%          --
  2005   Lowest contract charge 0.00% Class B         $   177.95                  --          --               --        11.32%
         Highest contract charge 0.90% Class B        $   164.54                  --          --               --        10.32%
         All contract charges                                 --               1,444  $  244,882             4.79%          --
  2004   Lowest contract charge 0.00% Class B         $   159.85                  --          --               --        17.85%
         Highest contract charge 0.90% Class B        $   149.15                  --          --               --        16.79%
         All contract charges                                 --               1,372  $  210,017             2.56%          --
  2003   Lowest contract charge 0.00% Class B         $   135.65                  --          --               --        33.26%
         Highest contract charge 0.90% Class B        $   127.71                  --          --               --        32.06%
         All contract charges                                 --               1,316  $  171,897             0.40%          --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   197.25                  --          --               --        11.66%
         Highest contract charge 0.90% Class A        $   212.70                  --          --               --        10.65%
         All contract charges                                 --                 950  $  516,296             0.10%          --
  2006   Lowest contract charge 0.00% Class A         $   176.65                  --          --               --         5.37%
         Highest contract charge 0.90% Class A        $   192.22                  --          --               --         4.43%
         All contract charges                                 --               1,040  $  506,530             0.17%          --
  2005   Lowest contract charge 0.00% Class A         $   167.64                  --          --               --         8.47%
         Highest contract charge 0.90% Class A        $   184.07                  --          --               --         7.50%
         All contract charges                                 --               1,126  $  524,189               --           --
  2004   Lowest contract charge 0.00% Class A         $   154.55                  --          --               --        12.38%
         Highest contract charge 0.90% Class A        $   171.23                  --          --               --        11.37%
         All contract charges                                 --               1,196  $  524,796               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Aggressive Equity (Continued)
------------------------------------------
  2003   Lowest contract charge 0.00% Class A         $   137.53                  --          --               --        37.87%
         Highest contract charge 0.90% Class A        $   153.75                  --          --               --        36.62%
         All contract charges                                 --               1,268  $  501,715               --           --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   101.51                  --          --               --        11.38%
         Highest contract charge 0.90% Class B        $    94.06                  --          --               --        10.39%
         All contract charges                                 --                 186  $   17,789             0.10%          --
  2006   Lowest contract charge 0.00% Class B (f)     $    91.14                  --          --               --         5.11%
         Highest contract charge 0.90% Class B        $    85.21                  --          --               --         4.17%
         All contract charges                                 --                 189  $   16,561             0.17%          --
  2005   Lowest contract charge 0.00% Class B (f)     $    86.70                  --          --               --         8.17%
         Highest contract charge 0.90% Class B        $    81.80                  --          --               --         7.23%
         All contract charges                                 --                 198  $   16,583               --           --
  2004   Lowest contract charge 0.00% Class B (f)     $    80.86                  --          --               --        12.10%
         Highest contract charge 0.90% Class B        $    76.29                  --          --               --        11.09%
         All contract charges                                 --                 195  $   15,176               --           --
  2003   Lowest contract charge 0.60% Class B         $    69.81                  --          --               --        36.70%
         Highest contract charge 0.90% Class B        $    68.67                  --          --               --        36.28%
         All contract charges                                 --                 180  $   12,550               --           --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   125.71                  --          --               --         6.53%
         Highest contract charge 0.60% Class A        $   127.87                  --          --               --         5.89%
         All contract charges                                 --                 157  $   19,585             4.20%          --
  2006   Lowest contract charge 0.00% Class A         $   118.00                  --          --               --         4.03%
         Highest contract charge 0.60% Class A        $   120.76                  --          --               --         3.40%
         All contract charges                                 --                 136  $   15,997             4.16%          --
  2005   Lowest contract charge 0.00% Class A         $   113.43                  --          --               --         2.00%
         Highest contract charge 0.60% Class A        $   116.79                  --          --               --         1.39%
         All contract charges                                 --                 101  $   11,470             3.52%          --
  2004   Lowest contract charge 0.00% Class A         $   111.21                  --          --               --         4.15%
         Highest contract charge 0.60% Class A        $   115.19                  --          --               --         3.52%
         All contract charges                                 --                  70  $    7,733             3.38%          --
  2003   Lowest contract charge 0.00% Class A         $   106.78                  --          --               --         4.02%
         Highest contract charge 0.60% Class A        $   111.27                  --          --               --         3.39%
         All contract charges                                 --                  29  $    3,055             3.49%          --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   130.81                  --          --               --         6.26%
         Highest contract charge 0.90% Class B        $   123.90                  --          --               --         5.29%
         All contract charges                                 --                 459  $   58,320             4.20%          --
  2006   Lowest contract charge 0.00% Class B         $   123.10                  --          --               --         3.77%
         Highest contract charge 0.90% Class B        $   117.67                  --          --               --         2.84%
         All contract charges                                 --                 482  $   57,882             4.16%          --
  2005   Lowest contract charge 0.00% Class B         $   118.63                  --          --               --         1.75%
         Highest contract charge 0.90% Class B        $   114.42                  --          --               --         0.83%
         All contract charges                                 --                 457  $   53,081             3.52%          --
  2004   Lowest contract charge 0.00% Class B         $   116.59                  --          --               --         3.89%
         Highest contract charge 0.90% Class B        $   113.47                  --          --               --         2.95%
         All contract charges                                 --                 433  $   49,761             3.38%          --
  2003   Lowest contract charge 0.00% Class B         $   112.23                  --          --               --         3.74%
         Highest contract charge 0.90% Class B        $   110.22                  --          --               --         2.81%
         All contract charges                                 --                 339  $   37,698             3.49%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Health Care
------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   179.79                  --          --               --         9.24%
         Highest contract charge 0.60% Class A        $   138.27                  --          --               --         8.57%
         All contract charges                                 --                  46  $    7,974               --           --
  2006   Lowest contract charge 0.00% Class A         $   164.58                  --          --               --         5.40%
         Highest contract charge 0.60% Class A        $   127.35                  --          --               --         4.77%
         All contract charges                                 --                  42  $    6,474             1.02%          --
  2005   Lowest contract charge 0.00% Class A         $   156.16                  --          --               --         7.23%
         Highest contract charge 0.60% Class A        $   121.55                  --          --               --         6.58%
         All contract charges                                 --                  32  $    4,741             2.66%          --
  2004   Lowest contract charge 0.00% Class A         $   145.63                  --          --               --        12.41%
         Highest contract charge 0.60% Class A        $   114.04                  --          --               --        11.73%
         All contract charges                                 --                  19  $    2,722             4.15%          --
  2003   Lowest contract charge 0.00% Class A         $   129.56                  --          --               --        28.45%
         Highest contract charge 0.60% Class A        $   102.07                  --          --               --        27.68%
         All contract charges                                 --                   7  $      876             1.58%          --
Multimanager Health Care
-------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   140.94                  --          --               --         8.97%
         Highest contract charge 0.90% Class B        $   133.49                  --          --               --         7.98%
         All contract charges                                 --                 178  $   24,411               --           --
  2006   Lowest contract charge 0.00% Class B         $   129.34                  --          --               --         5.13%
         Highest contract charge 0.90% Class B        $   123.63                  --          --               --         4.19%
         All contract charges                                 --                 182  $   23,104             1.02%          --
  2005   Lowest contract charge 0.00% Class B         $   123.03                  --          --               --         6.96%
         Highest contract charge 0.90% Class B        $   118.66                  --          --               --         6.00%
         All contract charges                                 --                 200  $   24,171             2.66%          --
  2004   Lowest contract charge 0.00% Class B         $   115.02                  --          --               --        12.13%
         Highest contract charge 0.90% Class B        $   111.95                  --          --               --        11.12%
         All contract charges                                 --                 166  $   18,806             4.15%          --
  2003   Lowest contract charge 0.00% Class B         $   102.58                  --          --               --        28.13%
         Highest contract charge 0.90% Class B        $   100.74                  --          --               --        26.99%
         All contract charges                                 --                 102  $   10,414             1.58%          --
Multimanager High Yield
-------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class A         $   226.34                  --          --               --         3.39%
         Highest contract charge 0.90% Class A        $   240.09                  --          --               --         2.46%
         All contract charges                                 --                 537  $  164,892             7.42%          --
  2006   Lowest contract charge 0.00% Class A         $   218.91                  --          --               --        10.20%
         Highest contract charge 0.90% Class A        $   234.32                  --          --               --         9.22%
         All contract charges                                 --                 639  $  194,839             7.51%          --
  2005   Lowest contract charge 0.00% Class A         $   198.64                  --          --               --         3.32%
         Highest contract charge 0.90% Class A        $   214.55                  --          --               --         2.39%
         All contract charges                                 --                 633  $  179,897             8.29%          --
  2004   Lowest contract charge 0.00% Class A         $   192.26                  --          --               --         8.94%
         Highest contract charge 0.90% Class A        $   209.54                  --          --               --         7.96%
         All contract charges                                 --                 669  $  186,819             6.83%          --
  2003   Lowest contract charge 0.00% Class A         $   176.48                  --          --               --        22.87%
         Highest contract charge 0.90% Class A        $   194.09                  --          --               --        21.77%
         All contract charges                                 --                 700  $  188,085             6.31%          --
Multimanager High Yield
-------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (f)     $   138.09                  --          --               --         3.14%
         Highest contract charge 0.90% Class B        $   110.01                  --          --               --         2.20%
         All contract charges                                 --                 222  $   25,669             7.42%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager High Yield (Continued)
-----------------------------------
  2006   Lowest contract charge 0.00% Class B (f)     $   133.89                  --          --               --         9.93%
         Highest contract charge 0.90% Class B        $   107.64                  --          --               --         8.94%
         All contract charges                                 --                 212  $   23,535             7.51%          --
  2005   Lowest contract charge 0.00% Class B (f)     $   121.79                  --          --               --         3.06%
         Highest contract charge 0.90% Class B        $    98.80                  --          --               --         2.14%
         All contract charges                                 --                 205  $   20,734             8.29%          --
  2004   Lowest contract charge 0.00% Class B (f)     $   118.18                  --          --               --         2.98%
         Highest contract charge 0.90% Class B        $    96.74                  --          --               --         7.69%
         All contract charges                                 --                 184  $   18,240             6.83%          --
  2003   Lowest contract charge 0.60% Class B         $    91.32                  --          --               --        21.82%
         Highest contract charge 0.90% Class B        $    89.83                  --          --               --        21.46%
         All contract charges                                 --                 167  $   15,250             6.31%          --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   278.66                  --          --               --        12.71%
         Highest contract charge 0.60% Class A        $   202.92                  --          --               --        12.04%
         All contract charges                                 --                  71  $   19,542             0.78%          --
  2006   Lowest contract charge 0.00% Class A         $   247.23                  --          --               --        25.63%
         Highest contract charge 0.60% Class A        $   181.12                  --          --               --        24.88%
         All contract charges                                 --                  60  $   14,457             2.37%          --
  2005   Lowest contract charge 0.00% Class A         $   196.79                  --          --               --        15.73%
         Highest contract charge 0.60% Class A        $   145.04                  --          --               --        15.04%
         All contract charges                                 --                  40  $    7,871             4.18%          --
  2004   Lowest contract charge 0.00% Class A         $   170.04                  --          --               --        18.21%
         Highest contract charge 0.60% Class A        $   126.08                  --          --               --        17.50%
         All contract charges                                 --                  24  $    4,174             2.75%          --
  2003   Lowest contract charge 0.00% Class A         $   143.85                  --          --               --        34.54%
         Highest contract charge 0.60% Class A        $   107.30                  --          --               --        33.74%
         All contract charges                                 --                  38  $    1,072             1.59%          --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   264.21                  --          --               --        12.43%
         Highest contract charge 0.90% Class B        $   193.09                  --          --               --        11.41%
         All contract charges                                 --                 326  $   65,021             0.78%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   235.00                  --          --               --        25.32%
         Highest contract charge 0.90% Class B        $   173.31                  --          --               --        24.19%
         All contract charges                                 --                 309  $   54,685             2.37%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   187.53                  --          --               --        15.44%
         Highest contract charge 0.90% Class B        $   139.55                  --          --               --        14.41%
         All contract charges                                 --                 206  $   29,285             4.18%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   162.44                  --          --               --        17.91%
         Highest contract charge 0.90% Class B        $   121.98                  --          --               --        16.84%
         All contract charges                                 --                 181  $   22,409             2.75%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   137.77                  --          --               --        31.46%
         Highest contract charge 0.90% Class B        $   104.39                  --          --               --        33.12%
         All contract charges                                 --                  37  $    3,975             1.59%          --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   191.50                  --          --               --         5.27%
         Highest contract charge 0.60% Class A        $   136.63                  --          --               --         4.63%
         All contract charges                                 --                  22  $    4,107             0.55%          --
  2006   Lowest contract charge 0.00% Class A         $   181.92                  --          --               --        13.86%
         Highest contract charge 0.60% Class A        $   130.58                  --          --               --        13.18%
         All contract charges                                 --                  21  $    3,635             0.75%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.00% Class A         $   159.77                  --          --               --         7.00%
         Highest contract charge 0.60% Class A        $   115.37                  --          --               --         6.36%
         All contract charges                                 --                  17  $    2,776             0.96%          --
  2004   Lowest contract charge 0.00% Class A         $   149.32                  --          --               --         9.95%
         Highest contract charge 0.60% Class A        $   108.47                  --          --               --         9.29%
         All contract charges                                 --                  13  $    1,907             2.96%          --
  2003   Lowest contract charge 0.00% Class A         $   135.81                  --          --               --        28.45%
         Highest contract charge 0.60% Class A        $    99.25                  --          --               --        27.69%
         All contract charges                                 --                   6  $      850             0.49%          --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   172.31                  --          --               --         5.00%
         Highest contract charge 0.90% Class B        $   131.25                  --          --               --         4.05%
         All contract charges                                 --                  42  $    5,631             0.55%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   164.10                  --          --               --        13.58%
         Highest contract charge 0.90% Class B        $   126.14                  --          --               --        12.56%
         All contract charges                                 --                  30  $    3,891             0.75%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   144.48                  --          --               --         6.73%
         Highest contract charge 0.90% Class B        $   112.07                  --          --               --         5.77%
         All contract charges                                 --                  29  $    3,416             0.96%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   135.37                  --          --               --         9.67%
         Highest contract charge 0.90% Class B        $   105.95                  --          --               --         8.69%
         All contract charges                                 --                  20  $    2,245             2.96%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   123.43                  --          --               --        18.81%
         Highest contract charge 0.90% Class B        $    97.48                  --          --               --        26.98%
         All contract charges                                 --                  12  $    1,276             0.49%          --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   173.98                  --          --               --        11.53%
         Highest contract charge 0.60% Class A        $   118.44                  --          --               --        10.85%
         All contract charges                                 --                  56  $    9,661               --           --
  2006   Lowest contract charge 0.00% Class A         $   156.00                  --          --               --         0.36%
         Highest contract charge 0.60% Class A        $   106.85                  --          --               --        (0.24)%
         All contract charges                                 --                  49  $    7,688               --           --
  2005   Lowest contract charge 0.00% Class A         $   155.44                  --          --               --         7.76%
         Highest contract charge 0.60% Class A        $   107.10                  --          --               --         7.11%
         All contract charges                                 --                  40  $    6,149               --           --
  2004   Lowest contract charge 0.00% Class A         $   144.24                  --          --               --         6.93%
         Highest contract charge 0.60% Class A        $    99.99                  --          --               --         6.29%
         All contract charges                                 --                  24  $    3,359               --           --
  2003   Lowest contract charge 0.00% Class A         $   134.89                  --          --               --        30.95%
         Highest contract charge 0.60% Class A        $    94.07                  --          --               --        30.17%
         All contract charges                                 --                  10  $    1,200               --           --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   156.43                  --          --               --        11.24%
         Highest contract charge 0.90% Class B        $   108.68                  --          --               --        10.25%
         All contract charges                                 --                 109  $   12,271               --           --
  2006   Lowest contract charge 0.00% Class B (b)     $   140.62                  --          --               --         0.11%
         Highest contract charge 0.90% Class B        $    98.58                  --          --               --        (0.79)%
         All contract charges                                 --                 107  $   10,902               --           --
  2005   Lowest contract charge 0.00% Class B (b)     $   140.46                  --          --               --         7.49%
         Highest contract charge 0.90% Class B        $    99.37                  --          --               --         6.53%
         All contract charges                                 --                  89  $    9,156               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Large Cap Growth (Continued)
-----------------------------------------
  2004   Lowest contract charge 0.00% Class B (b)     $   130.68                  --          --               --         6.66%
         Highest contract charge 0.90% Class B        $    93.28                  --          --               --         5.70%
         All contract charges                                 --                  86  $    8,182               --           --
  2003   Lowest contract charge 0.00% Class B (b)     $   122.51                  --          --               --        18.93%
         Highest contract charge 0.90% Class B        $    88.25                  --          --               --        29.45%
         All contract charges                                 --                  60  $    5,341               --           --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A (b)     $   211.64                  --          --               --         3.90%
         Highest contract charge 0.60% Class A        $   154.66                  --          --               --         3.27%
         All contract charges                                 --                  56  $   11,584             1.24%          --
  2006   Lowest contract charge 0.00% Class A (b)     $   203.70                  --          --               --        19.61%
         Highest contract charge 0.60% Class A        $   149.76                  --          --               --        18.90%
         All contract charges                                 --                  41  $    8,389             3.08%          --
  2005   Lowest contract charge 0.00% Class A (b)     $   170.29                  --          --               --         7.37%
         Highest contract charge 0.60% Class A        $   125.96                  --          --               --         6.73%
         All contract charges                                 --                  30  $    4,942             3.44%          --
  2004   Lowest contract charge 0.00% Class A (b)     $   158.60                  --          --               --        14.71%
         Highest contract charge 0.60% Class A        $   118.01                  --          --               --        14.02%
         All contract charges                                 --                  16  $    2,388             8.39%          --
  2003   Lowest contract charge 0.00% Class A (b)     $   138.26                  --          --               --        31.43%
         Highest contract charge 0.60% Class A        $   103.50                  --          --               --        30.63%
         All contract charges                                 --                   5  $      715             4.22%          --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   193.37                  --          --               --         3.64%
         Highest contract charge 0.90% Class B        $   150.84                  --          --               --         2.70%
         All contract charges                                 --                 201  $   31,371             1.24%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   186.58                  --          --               --        19.32%
         Highest contract charge 0.90% Class B        $   146.87                  --          --               --        18.25%
         All contract charges                                 --                 185  $   28,015             3.08%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   156.37                  --          --               --         7.09%
         Highest contract charge 0.90% Class B        $   124.20                  --          --               --         6.13%
         All contract charges                                 --                 127  $   16,025             3.44%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   146.01                  --          --               --        14.43%
         Highest contract charge 0.90% Class B        $   117.02                  --          --               --        13.40%
         All contract charges                                 --                  70  $    8,274             8.39%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   127.60                  --          --               --        23.26%
         Highest contract charge 0.90% Class B        $   103.20                  --          --               --        29.91%
         All contract charges                                 --                  25  $    2,607             4.22%          --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   227.31                  --          --               --        12.19%
         Highest contract charge 0.60% Class A        $   134.03                  --          --               --        11.51%
         All contract charges                                 --                  51  $   11,417               --           --
  2006   Lowest contract charge 0.00% Class A         $   202.62                  --          --               --         9.90%
         Highest contract charge 0.60% Class A        $   120.20                  --          --               --         9.24%
         All contract charges                                 --                  51  $   10,040             0.51%          --
  2005   Lowest contract charge 0.00% Class A         $   184.38                  --          --               --         8.65%
         Highest contract charge 0.60% Class A        $   110.03                  --          --               --         8.00%
         All contract charges                                 --                  41  $    7,607             1.59%          --
  2004   Lowest contract charge 0.00% Class A         $   169.69                  --          --               --        12.01%
         Highest contract charge 0.60% Class A        $   101.88                  --          --               --        11.34%
         All contract charges                                 --                  30  $    5,044             1.62%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Mid Cap Growth (Continued)
---------------------------------------
  2003   Lowest contract charge 0.00% Class A         $   151.50                  --          --               --        40.59%
         Highest contract charge 0.60% Class A        $    91.50                  --          --               --        39.74%
         All contract charges                                 --                  12  $    1,846             2.96%          --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   202.77                  --          --               --        11.91%
         Highest contract charge 0.90% Class B        $   123.99                  --          --               --        10.89%
         All contract charges                                 --                 194  $   24,950               --           --
  2006   Lowest contract charge 0.00% Class B (b)     $   181.19                  --          --               --         9.62%
         Highest contract charge 0.90% Class B        $   111.81                  --          --               --         8.63%
         All contract charges                                 --                 201  $   23,045             0.51%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   165.30                  --          --               --         8.38%
         Highest contract charge 0.90% Class B        $   102.93                  --          --               --         7.41%
         All contract charges                                 --                 175  $   18,306             1.59%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   152.51                  --          --               --        11.73%
         Highest contract charge 0.90% Class B        $    95.83                  --          --               --        10.72%
         All contract charges                                 --                 171  $   16,710             1.62%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   136.50                  --          --               --        30.62%
         Highest contract charge 0.90% Class B        $    86.54                  --          --               --        38.98%
         All contract charges                                 --                  72  $    6,372             2.96%          --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   225.38                  --          --               --         0.34%
         Highest contract charge 0.60% Class A        $   144.35                  --          --               --        (0.26)%
         All contract charges                                 --                  44  $    9,523               --           --
  2006   Lowest contract charge 0.00% Class A         $   224.61                  --          --               --        15.01%
         Highest contract charge 0.60% Class A        $   144.73                  --          --               --        14.32%
         All contract charges                                 --                  45  $    9,597             1.78%          --
  2005   Lowest contract charge 0.00% Class A         $   195.29                  --          --               --         7.61%
         Highest contract charge 0.60% Class A        $   126.59                  --          --               --         6.96%
         All contract charges                                 --                  33  $    6,172             7.27%          --
  2004   Lowest contract charge 0.00% Class A         $   181.48                  --          --               --        15.48%
         Highest contract charge 0.60% Class A        $   118.35                  --          --               --        14.79%
         All contract charges                                 --                  22  $    3,851             4.02%          --
  2003   Lowest contract charge 0.00% Class A         $   157.16                  --          --               --        40.96%
         Highest contract charge 0.60% Class A        $   103.10                  --          --               --        40.12%
         All contract charges                                 --                   9  $    1,387             0.43%          --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B         $   149.14                  --          --               --         0.09%
         Highest contract charge 0.90% Class B        $   141.27                  --          --               --        (0.81)%
         All contract charges                                 --                 362  $   52,202               --           --
  2006   Lowest contract charge 0.00% Class B         $   149.00                  --          --               --        14.73%
         Highest contract charge 0.90% Class B        $   142.42                  --          --               --        13.70%
         All contract charges                                 --                 374  $   54,292             1.78%          --
  2005   Lowest contract charge 0.00% Class B         $   129.87                  --          --               --         7.34%
         Highest contract charge 0.90% Class B        $   125.26                  --          --               --         6.38%
         All contract charges                                 --                 336  $   42,836             7.27%          --
  2004   Lowest contract charge 0.00% Class B         $   120.99                  --          --               --        15.19%
         Highest contract charge 0.90% Class B        $   117.75                  --          --               --        14.15%
         All contract charges                                 --                 327  $   38,894             4.02%          --
  2003   Lowest contract charge 0.00% Class B         $   105.03                  --          --               --        40.60%
         Highest contract charge 0.90% Class B        $   103.15                  --          --               --        39.34%
         All contract charges                                 --                 228  $   23,677             0.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Mutlimanager Small Cap Growth (n)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (e)     $   141.15                  --          --               --         3.68%
         Highest contract charge 0.90% Class B (k)    $    95.72                  --          --               --        (4.28)%
         All contract charges                                 --                  35  $    4,611               --           --
  2006   Lowest contract charge 0.00% Class B (e)     $   136.14                  --          --               --        10.21%
         Highest contract charge 0.00% Class B        $   136.14                  --          --               --        10.21%
         All contract charges                                 --                  19  $    2,587             1.23%          --
  2005   Lowest contract charge 0.00% Class B (e)     $   123.53                  --          --               --         7.49%
         Highest contract charge 0.00% Class B        $   123.53                  --          --               --         7.49%
         All contract charges                                 --                   5  $      658             3.61%          --
  2004   Lowest contract charge 0.00% Class B (e)     $   114.93                  --          --               --        14.19%
         Highest contract charge 0.00% Class B (e)    $   114.93                  --          --               --        14.19%
         All contract charges                                 --                  --  $        4               --           --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   195.65                  --          --               --        (9.59)%
         Highest contract charge 0.60% Class A        $   190.72                  --          --               --       (10.14)%
         All contract charges                                 --                  74  $   14,269             0.38%          --
  2006   Lowest contract charge 0.00% Class A         $   216.41                  --          --               --        16.40%
         Highest contract charge 0.60% Class A        $   212.25                  --          --               --        15.70%
         All contract charges                                 --                  67  $   14,314             6.20%          --
  2005   Lowest contract charge 0.00% Class A         $   185.93                  --          --               --         4.95%
         Highest contract charge 0.60% Class A        $   183.45                  --          --               --         4.32%
         All contract charges                                 --                  49  $    8,881             5.33%          --
  2004   Lowest contract charge 0.00% Class A         $   177.17                  --          --               --        17.40%
         Highest contract charge 0.60% Class A        $   175.86                  --          --               --        16.70%
         All contract charges                                 --                  28  $    4,964             8.72%          --
  2003   Lowest contract charge 0.00% Class A         $   150.91                  --          --               --        37.74%
         Highest contract charge 0.60% Class A        $   150.69                  --          --               --        37.54%
         All contract charges                                 --                   9  $    1,357             1.05%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   207.32                  --          --               --        (9.84)%
         Highest contract charge 0.90% Class B        $   191.79                  --          --               --       (10.65)%
         All contract charges                                 --                 146  $   28,898             0.38%          --
  2006   Lowest contract charge 0.00% Class B (b)     $   229.95                  --          --               --        16.11%
         Highest contract charge 0.90% Class B        $   214.66                  --          --               --        15.07%
         All contract charges                                 --                 160  $   35,191             6.20%          --
  2005   Lowest contract charge 0.00% Class B (b)     $   198.05                  --          --               --         3.91%
         Highest contract charge 0.90% Class B        $   186.56                  --          --               --         3.75%
         All contract charges                                 --                 120  $   23,048             5.33%          --
  2004   Lowest contract charge 0.00% Class B (b)     $   190.60                  --          --               --        17.11%
         Highest contract charge 0.90% Class B        $   179.82                  --          --               --        16.05%
         All contract charges                                 --                  66  $   11,982             8.72%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   162.76                  --          --               --        37.38%
         Highest contract charge 0.90% Class B        $   154.95                  --          --               --        36.15%
         All contract charges                                 --                  21  $    3,288             1.05%          --
Multimanager Technology (d)
---------------------------
         Unit Value 0.00% to 0.60%*
  2007   Lowest contract charge 0.00% Class A         $   265.01                  --          --               --        18.55%
         Highest contract charge 0.60% Class A        $   142.97                  --          --               --        17.83%
         All contract charges                                 --                  47  $   12,183               --           --
  2006   Lowest contract charge 0.00% Class A         $   223.55                  --          --               --         7.57%
         Highest contract charge 0.60% Class A        $   121.34                  --          --               --         6.93%
         All contract charges                                 --                  40  $    8,494               --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                      ------------------------------------------------------------------------
                                                         Unit            Units        Net Assets     Investment        Total
                                                      Fair Value  Outstanding (000s)    (000s)     Income Ratio**    Return***
                                                      ----------  ------------------  ----------   --------------    ---------
Multimanager Technology (d) (Continued)
---------------------------------------
  2005   Lowest contract charge 0.00% Class A         $   207.81                  --          --               --        11.56%
         Highest contract charge 0.60% Class A        $   113.47                  --          --               --        10.89%
         All contract charges                                 --                  31  $    6,009               --           --
  2004   Lowest contract charge 0.00% Class A         $   186.28                  --          --               --         5.24%
         Highest contract charge 0.60% Class A        $   102.33                  --          --               --         4.61%
         All contract charges                                 --                  19  $    3,396             1.09%          --
  2003   Lowest contract charge 0.00% Class A         $   177.01                  --          --               --        58.06%
         Highest contract charge 0.60% Class A        $    97.82                  --          --               --        57.09%
         All contract charges                                 --                   6  $      966             7.16%          --
Multimanager Technology (d)
---------------------------
         Unit Value 0.00% to 0.90%*
  2007   Lowest contract charge 0.00% Class B (b)     $   217.54                  --          --               --        18.22%
         Highest contract charge 0.90% Class B        $   127.01                  --          --               --        17.15%
         All contract charges                                 --                 586  $   81,155               --           --
  2006   Lowest contract charge 0.00% Class B (b)     $   184.01                  --          --               --         7.30%
         Highest contract charge 0.90% Class B        $   108.42                  --          --               --         6.33%
         All contract charges                                 --                 574  $   66,544               --           --
  2005   Lowest contract charge 0.00% Class B (b)     $   171.50                  --          --               --        11.27%
         Highest contract charge 0.90% Class B        $   101.96                  --          --               --        10.27%
         All contract charges                                 --                 620  $   67,000               --           --
  2004   Lowest contract charge 0.00% Class B (b)     $   154.13                  --          --               --         4.99%
         Highest contract charge 0.90% Class B        $    92.46                  --          --               --         4.04%
         All contract charges                                 --                 645  $   62,809             1.09%          --
  2003   Lowest contract charge 0.00% Class B (b)     $   146.81                  --          --               --        38.51%
         Highest contract charge 0.90% Class B        $    88.87                  --          --               --        56.21%
         All contract charges                                 --                  80  $    7,246             7.16%          --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2007   Lowest contract charge 0.60% Class A         $   135.63                  --          --               --         4.75%
         Highest contract charge 0.60% Class A        $   135.63                  --          --               --         4.75%
         All contract charges                                 --                  40  $    5,476             1.41%          --
  2006   Lowest contract charge 0.60% Class A         $   129.48                  --          --               --        14.26%
         Highest contract charge 0.60% Class A        $   129.48                  --          --               --        14.26%
         All contract charges                                 --                  33  $    4,257             1.59%          --
  2005   Lowest contract charge 0.60% Class A         $   113.32                  --          --               --         4.17%
         Highest contract charge 0.60% Class A        $   113.32                  --          --               --         4.17%
         All contract charges                                 --                  28  $    3,166             1.57%          --
  2004   Lowest contract charge 0.60% Class A         $   108.79                  --          --               --        10.14%
         Highest contract charge 0.60% Class A        $   108.79                  --          --               --        10.14%
         All contract charges                                 --                  19  $    2,113             1.00%          --
  2003   Lowest contract charge 0.60% Class A         $    98.77                  --          --               --        27.70%
         Highest contract charge 0.60% Class A        $    98.77                  --          --               --           --
         All contract charges                                 --                   9  $      929             0.69%          --

----------
(a) A substitution of EQ/International Equity Index for EQ/AllianceBernstein International occurred on May 2, 2003.
(b) Units were made available for sale on May 2, 2003.
(c) Units were made available for sale on October 13, 2003.
(d) A substitution of EQ/Technology for Multimanager Technology occurred on May 14, 2004.
(e) Units were made available for sale on October 25, 2004.
(f) Units were made available for sale on September 7, 2004.
(g) Units were made available on May 9, 2005.
(h) Units were made available October 17, 2005.
(i) Units were made available for sale on April 27, 2007.
(j) Units were made available for sale on July 6, 2007.
(k) Units were made available for sale on May 25, 2007.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2007


7. Accumulation Unit Values (Concluded)

   (l) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
   (m) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
   (n) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
   (o) A substitution of EQ/AllianceBernstein Value was made for Davis Value on August 17, 2007.
   (p) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
   (q) A substitution of EQ/Lord Abbett Mid Cap Value was made for OpCap Renaissance on August 17, 2007.
   (r) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
   (s) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
   (t) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
   (u) Units were made available for sale August 17, 2007.
   (v) Units were made available for sale May 1, 2006.

   * Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.85%, 0.90%, 1.80% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

   ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

   *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


AXA Equitable Life Insurance Company

Variable Life Insurance Policies


Paramount Life(SM)        Champion 2000
IL Protector(R)           Incentive Life(SM)
IL COLI(SM)               Survivorship Incentive Life(SM)
IL COLI(SM) '04           Incentive Life(SM) '02
Incentive Life Plus(R)    Survivorship Incentive Life(SM) '02
Survivorship 2000         Incentive Life(SM) '06
Incentive Life(SM) 2000   Incentive Life(SM) Legacy



PROSPECTUS SUPPLEMENT DATED MAY 1, 2008
--------------------------------------------------------------------------------


This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2008, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2008), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our AXA-Equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2008, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.







                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104


    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.
          IL Protector(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company.
            Paramount Life(SM), IL COLI(SM), Incentive Life(SM) and
                        Survivorship Incentive Life(SM)
           are service marks of AXA Equitable Life Insurance Company.


EVM 341 (5/08)                                                     132054 (5/08)
IF/NB                                                                     x01939

AXA Equitable Life Insurance Company


PROSPECTUS SUPPLEMENT DATED MAY 1, 2008 TO THE MAY 1, 2008 PROSPECTUSES FOR PARAMOUNT LIFE(SM), INCENTIVE LIFE(SM) `06, IL COLI(SM) '04 AND SURVIVORSHIP INCENTIVE LIFE(SM) '02

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information, dated May 1, 2008, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


PRODUCT NO LONGER ISSUED AFTER DECEMBER 31, 2008

You should be aware that any life insurance product which is based on the 1980 Commissioners Standard Ordinary ("CSO") mortality tables can not be issued after 2008. Effective January 1, 2009, all new life insurance policies issued must be based on the 2001 CSO mortality tables to comply with state insurance law and federal income tax rules. If, for any reason, we are unable to issue your policy before January 1, 2009, we will decline your application, refund any premium paid and inform you that you will have to re-apply for a product based on 2001 CSO mortality tables.

If we do not receive the full minimum initial premium at our Administrative Office before we issue your policy or if your policy is issued other than as applied for, you must submit the full minimum initial premium and any other requirements we may deem necessary to us before January 1, 2009. If these are not received by that time we will decline your application, refund any premium paid and inform you that you will have to re-apply for a product based on the 2001 CSO mortality tables.

In addition, if your policy is issued during 2008 and you ask us to make a change to your policy before you will accept delivery of the policy, we must receive your written request for the change in our administrative office by December 31, 2008. Beginning January 1, 2009, we can not accept requests to change or re-issue a policy (other than to correct the policy due to an administrative error). You will have to re-apply for a new product we are then offering based on the 2001 CSO mortality tables to effect the change.

Please note that on or about August 1, 2008, we plan to provide additional information regarding any adjustments or clarifications to our administrative cut-off dates.

Other sections of the Prospectuses are modified as follows:


REGISTER DATE

Please note the following information is to be read in conjunction with the section "Register date" in "Policy issuance" under "More information about procedures that apply to your policy":

If we do not receive the full minimum initial premium at our Administrative Office before we issue your policy, or if we issue your policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will subsequently move the register date to the date the policy is delivered and the delivery receipt is signed unless doing so would result in a register date after December 28, 2008. In this case, the register date will be moved to December 28, 2008. In addition, if the policy delivery receipt is signed on December 29, 30 or 31, 2008, we will move your register date to December 28, 2008.

We may also permit policyowners to delay a register date (up to 3 months) in employer sponsored cases; however, we will not permit you to delay the register date if this results in a register date after December 28, 2008.


VL 001 (5/08)                                                    140572 (5/08)
                                                                          x02097

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON (Not applicable to Survivorship Incentive Life(SM) '02)

Please note the following information is to be read in conjunction with the section "You can change your policy's insured person" in "Policy issuance" under "More information about procedures that apply to your policy":

Effective January 1, 2009, you will not be able to change your policy's insured person. Any request to change the insured person therefore should be submitted sufficiently in advance so as to allow all necessary processing to be completed and for the change to become effective before year end. Please see "Future (2009 or Later) increases in benefits or coverage, addition of riders, or certain other policy changes" under "Possibility of future tax changes and other tax information" in the "Tax information" section for further information.



















                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

   (Copyright) 2008 AXA Equitable Life Insurance Company. All rights reserved.
            Paramount Life(SM), Incentive Life(SM), IL COLI(SM) and
                        Survivorship Incentive Life(SM)
           are service marks of AXA Equitable Life Insurance Company.

                                     PART C

Item 26. Exhibits

(a)           Certified resolutions re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to
              Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, File No. 333-17641,
              filed on December 11, 1996.

(b)           Inapplicable.

(c) (i)       Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit No. 1-A(3)(b) to Registration Statement on Form S-6, File
              No. 333-17641, filed on December 11, 1996.

(c) (ii)      Distribution and Servicing Agreement among Equico Securities, Inc. (now
              AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, incorporated herein by reference to Exhibit No. 1-A(8) to Registration Statement on Form S-6,
              File No. 333-17641, filed on December 11, 1996.

(c) (iii)     Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration
              Statement on Form S-6, File No. 333-17641, filed on April 19, 2001.

(c) (iv)  (a) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to
              The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration
              Statement on Form S-6, File No. 333-17641, filed on April 19, 2001.

(c) (iv)  (b) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

(c) (iv)  (c) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life
              Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed
              April 19, 2004.

(c) (iv)  (d) Second General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
              Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

(c) (iv)  (e) Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products previously filed with this Registration File No. 333-103202 on April 27, 2004.

(c) (iv)  (f) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable
              Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August
              11, 2005.

(c) (iv)  (g) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable
              Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August
              11, 2005.

(c) (iv)  (h) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its
              subsidiaries incorporated herein by reference to Exhibit 4(p) to Registration Statement on Form N-4 (File
              No. 2-30070), filed on April 24, 2007.

(c) (v)       The information concerning commissions included in the SAIs forming part of this registration statement under "How we market the policies" is incorporated by reference.

(d) (i)       Flexible Premium Joint Survivorship Variable Life Insurance Policy (99-400), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iii) to Registration Statement on Form S-6,
              File No. 333-17641, filed on March 1, 1999.

(d) (ii)      Form of Flexible Premium Joint Survivorship Variable Life Insurance Policy Form
              No. (02-200), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to
              Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

(d) (iii)     Estate Protector Rider (R92-208) (Equitable), incorporated herein by reference to Exhibit No.
              1-A(5)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on December 11, 1996.

(d) (iv)      Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(j) to Registration Statement on Form S-6, File No. 333-17641,
              filed on December 11, 1996.

(d) (v)       Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(t) to Registration Statement on Form S-6, File No. 333-17663,
              filed on December 11, 1996.

(d) (vi)      Unisex Rider with Table of Guaranteed Interest Payments Endorsement (S.99-34),
              incorporated herein by reference to Exhibit No. 1-A(5)(o) to Registration
              Statement on Form S-6, File No. 333-17641, filed on March 1, 1999.

(d) (vii)     Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), incorporated herein by reference to Exhibit No. 1-A(5)(p) to Registration Statement on Form S-6, File No. 333-17641,
              filed on March 1, 1999.

(d) (viii)    Form of Enhanced Death Benefit Guarantee Rider (R99-100), incorporated herein by reference to Exhibit No. 1-A(5)(q) to Registration Statement on Form S-6, File No. 333-17641,
              filed on March 1, 1999.

(d) (ix)      Form of Waiver of Surrender Charge Due to Tax Law Change Endorsement (S.01-WSC),
              incorporated herein by reference to Exhibit No. (d)(v) to Registration Statement on Form S-6,
              File No. 333-76130, filed on December 31, 2001.

(d) (x)       Form of Paid Up Death Benefit Guarantee Endorsement (S.02-60), incorporated herein by reference to Exhibit No. 1-A(5)(r) to Registration Statement on Form S-6, File No. 333-17641,
              filed on August 9, 2002.

(d) (xi)      Option to Split Flexible Premium Joint Survivorship Variable Life Policy
              Upon Divorce Rider (R98-101), previously filed with this Registration File No. 333-103202 on
              February 13, 2003.

(d) (xii)     Option to Split Flexible Premium Joint Survivorship Variable Life Policy
              Upon Federal Tax Law Change Rider (R98-102), previously filed with this Registration File No. 333-103202 on
              February 13, 2003.

(d) (xiii)    Joint Survivorship Integrated Term Insurance Rider (R01-20), previously filed with this Registration File No.
              333-103202 on February 13, 2003.

(e) (i)       Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A
              (10)(b) to Registration Statement on Form S-6, File No. 333-17641, filed on December 11, 1996.

(e) (ii)      Form of Application AXAV1-2002, incorporated herein by reference to
              Exhibit No. 1-A(10)(b)(ii) to Registration Statement on Form S-6, File No. 333-17641,
              filed on August 9, 2002.

(e) (iii)     Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(e) (iii) (a) Revised Form of Application for Life Insurance (AMIGV-2005), incorporated herein by reference to Exhibit
              26(e)(iv)(a) to Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

(e) (iv)      Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), incorporated herein by reference to Exhibit 26(e)(v) to the Registration Statement on Form N-6 (File No. 333-103199) filed on
              April 25, 2007.

(e) (iv)  (a) Revised Form of Variable Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

(f) (i)   (a) Declaration and Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit No. 1-A(6)(a) to Registration Statement on Form S-6, File
              No. 333-17641, filed on April 30, 1997.

(f) (i)   (b) Restated Carter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to
              Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

(f) (ii)  (a) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit
              No. 1-A(6)(b) to Registration Statement on Form S-6, File No. 333-17641, filed on April 30, 1997.

(f) (ii)  (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to
              Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on
              April 20, 2006.

(g)           Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life
              Assurance Company of the United States previously filed with this Registration
              Statement File No. 333-76130 on April 4, 2003.

(h) (i)       Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable
              Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC),
              incorporated by reference to the Registration Statement of EQ Advisors Trust on
              Form N-1A (File Nos. 333-17217 and 811-07953), filed on August 28, 1997.

(h) (ii)      Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life
              Assurance Society of the United States, Equitable Distributors, Inc., AXA
              Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit
              No. 8(b) to Registration Statement File No. 333-60730, filed on December 5, 2001.

(h) (iii)     Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan
              Stanley Investment Management Inc., incorporated herein by reference to Exhibit
              No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on
              October 8, 2002.

(h) (iv)      Form of Participation Agreement among OCC Accumulation Trust, Equitable Life
              Assurance Society of the United States, OCC Distributors LLC and OPCAP Advisors LLC,
              incorporated herein by reference to Exhibit No. 1-A(9)(e) to Registration
              Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

(h)(v)        Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors
              LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to
              Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration
              Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
              January 15, 2004.

(i)           Administration Contracts. See (c)(ii), (iii) and (iv).

(j)           Inapplicable.

(k) (i)       Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable,
              previously filed with this Registration File No. 333-103202 on February 13, 2003.

(k) (ii)      Opinion and Consent of Dodie Kent, Vice President and Counsel of Equitable,
              previously filed with this Registration Statement on April 27, 2004.

(k) (iii)     Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable.

(l)           Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of
              AXA Equitable.

(m)           Sample of Calculation for Illustrations.

(n) (i)   (a) Consent of PricewaterhouseCoopers LLP.

(n) (i)   (b) Consent of KPMG LLP.

(n) (ii)      Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to
              Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

(n) (iii)     Powers of Attorney, incorporated herein by reference to Exhibit No. 27(n)(iii) to
              Registration File No. 333-103199, filed on April 4, 2003.

(n) (iv)      Powers of Attorney, incorporated herein by reference to Exhibit 10(a) to Registration
              Statement File No. 2-30070 on Form N-4 filed on April 19, 2004.

(n)  (v)      Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration Statement
              File No. 333-05593 on Form N-4, filed on August 4, 2004.

(n)  (vi)     Powers of Attorney, incorporated herein by reference to Exhibit 10.(f) to Registration Statement
              File No. 333-05593 on Form N-4, filed on April 20, 2005.

(n)  (vii)    Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration Statement
              File No. 333-05593 on Form N-4, filed on October 14, 2005.

(n)  (viii)   Power of Attorney for Alvin H. Fenichel, incorporated herein by reference to Exhibit 10.(c) to
              Registration Statement on Form N-4, (File No. 333-127445), filed on November 16, 2005.

(n)  (ix)     Powers of Attorney previously filed with this Registration Statement File No. 333-103202 on April 25, 2006.

(n)  (x)      Powers of Attorney, previously filed with this Registration Statement File No. 333-103202 on April 25, 2007.

(n)  (xi)     Powers of Attorney, filed herewith.

(o)           Inapplicable.

(p)           Inapplicable.

(q)           Description of Equitable's Issuance, Transfer and Redemption Procedures for
              Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the
              Investment Company Act of 1940, incorporated herein by reference to
              Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17641, filed on
              December 11, 1996.

Item 27: Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2007 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 29. Indemnification

         (a) Indemnification of Officers and Directors

         The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L, and MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I, and MONY Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.



(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer

         (c) The information under "Distribution of the policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.


Item 31. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.



Item 32. Management Services

         Not applicable.


Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

         AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 22nd day of April, 2008.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY, (REGISTRANT)



                                     By:   AXA EQUITABLE LIFE
                                           INSURANCE COMPANY,
                                                 (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                               Vice President and
                                               Associate General Counsel

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 22nd day of April, 2008.

                                            AXA EQUITABLE LIFE
                                            INSURANCE COMPANY
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                     (Dodie Kent)
                                                      Vice President and
                                                      Associate General Counsel


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President,
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                   Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                Anthony J. Hamilton          Joseph H. Moglia
Christopher M. Condron          Mary R. (Nina) Henderson     Lorie A. Slutsky
Henri de Castries               James F. Higgins             Ezra Suleiman
Denis Duverne                   Scott D. Miller              Peter J. Tobin
Charlynn Goins



*By: /s/ Dodie Kent
     ------------------------
         (Dodie Kent)
         Attorney-in-Fact
         April 22, 2008

                             EXHIBIT INDEX
                             -------------

EXHIBIT NO.                                                    DOCUMENT TAG
----------                                                     ------------

26.(k)(iii)       Opinion and Consent of Dodie Kent            Ex-99.26kiii
26.(l)            Opinion and Consent of Brian Lessing         Ex-99.26l
26.(m)            Sample of Calculation for Illustrations      Ex-99.26m
26.(n)(i)(a)      Consent of PricewaterhouseCoopers LLP        Ex-99.26nia
26.(n)(i)(b)      Consent of KPMG LLP                          Ex-99.26nib
26.(n)(xi)        Powers of Attorney                           Ex-99.26nxi